CONTENTS


PERFORMANCE            A-2   How the fund has done over
                             time.

FUND TALK              A-5   The manager's review of fund
                             performance, strategy and
                             outlook.

INVESTMENT CHANGES     A-8   A summary of major shifts in
                             the fund's investments over
                             the past six months.

INVESTMENTS            A-9   A complete list of the fund's
                             investments  with their
                             market values.

FINANCIAL STATEMENTS   A-21  Statements of assets and
                             liabilities, operations, and
                             changes in net assets, as
                             well as financial highlights.

NOTES                  A-25  Notes to the financial
                             statements.

REPORT OF INDEPENDENT  A-28  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          A-29

OF SPECIAL NOTE        A-30

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 28, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

Fidelity US Bond Index             6.48%        40.94%        113.58%

LB Aggregate Bond                  6.27%        41.15%        111.53%

Intermediate US Government         5.10%        32.20%        n/a
Funds

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 8, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 127 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 28, 1999  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

Fidelity US Bond Index           6.48%        7.10%         8.81%

LB Aggregate Bond                6.27%        7.14%         8.70%

Intermediate US Government       5.10%        5.73%         n/a
Funds

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$100,000 OVER LIFE OF FUND
             U.S. Bond Index Fund        LB Aggregate Bond
             00651                       LB001
  1990/03/08     100000.00                   100000.00
  1990/03/31     100334.13                   100200.26
  1990/04/30      99232.62                    99278.42
  1990/05/31     102189.26                   102217.06
  1990/06/30     103637.46                   103862.75
  1990/07/31     105211.59                   105296.06
  1990/08/31     103898.15                   103885.09
  1990/09/30     104751.63                   104747.34
  1990/10/31     106143.01                   106077.63
  1990/11/30     108273.07                   108358.30
  1990/12/31     110005.55                   110048.69
  1991/01/31     111316.41                   111413.29
  1991/02/28     112055.04                   112360.31
  1991/03/31     112952.27                   113135.59
  1991/04/30     114289.10                   114357.46
  1991/05/31     115089.04                   115020.73
  1991/06/30     114998.91                   114963.22
  1991/07/31     116575.94                   116561.21
  1991/08/31     119079.57                   119078.93
  1991/09/30     121585.25                   121496.23
  1991/10/31     122981.96                   122844.84
  1991/11/30     124257.93                   123975.01
  1991/12/31     128015.40                   127657.07
  1992/01/31     126511.27                   125920.93
  1992/02/29     127201.55                   126739.42
  1992/03/31     126754.56                   126029.68
  1992/04/30     127580.12                   126937.09
  1992/05/31     129996.05                   129336.20
  1992/06/30     131918.90                   131121.04
  1992/07/31     134833.17                   133795.91
  1992/08/31     136292.03                   135147.25
  1992/09/30     137967.69                   136755.50
  1992/10/31     136317.08                   134936.66
  1992/11/30     136256.71                   134963.64
  1992/12/31     138217.87                   137109.57
  1993/01/31     140967.33                   139742.07
  1993/02/28     143813.29                   142187.56
  1993/03/31     144409.44                   142784.74
  1993/04/30     145487.25                   143784.24
  1993/05/31     145670.64                   143971.16
  1993/06/30     148202.15                   146577.03
  1993/07/31     149308.26                   147412.52
  1993/08/31     151733.88                   149992.24
  1993/09/30     152252.00                   150397.22
  1993/10/31     152763.63                   150953.69
  1993/11/30     151516.01                   149670.58
  1993/12/31     152335.03                   150478.81
  1994/01/31     154246.91                   152510.27
  1994/02/28     151546.54                   149856.59
  1994/03/31     148345.96                   146155.13
  1994/04/30     147082.69                   144985.89
  1994/05/31     146961.57                   144971.39
  1994/06/30     146846.42                   144652.46
  1994/07/31     149481.52                   147531.04
  1994/08/31     149682.61                   147708.08
  1994/09/30     147691.69                   145536.77
  1994/10/31     147616.35                   145405.79
  1994/11/30     147378.55                   145085.89
  1994/12/31     148355.28                   146086.99
  1995/01/31     151119.14                   148979.51
  1995/02/28     154420.52                   152525.22
  1995/03/31     155258.79                   153455.62
  1995/04/30     157445.95                   155604.00
  1995/05/31     163459.44                   161625.88
  1995/06/30     164724.05                   162805.75
  1995/07/31     164468.64                   162447.57
  1995/08/31     166233.98                   164413.19
  1995/09/30     167825.55                   166008.00
  1995/10/31     170226.02                   168166.10
  1995/11/30     172626.38                   170688.59
  1995/12/31     175058.06                   173078.23
  1996/01/31     176222.54                   174220.55
  1996/02/29     173149.98                   171189.11
  1996/03/31     171911.37                   169990.79
  1996/04/30     170786.38                   169038.84
  1996/05/31     170482.12                   168700.76
  1996/06/30     172616.98                   170961.35
  1996/07/31     173139.90                   171422.95
  1996/08/31     172842.80                   171131.53
  1996/09/30     175690.27                   174109.22
  1996/10/31     179590.05                   177974.44
  1996/11/30     182646.39                   181017.80
  1996/12/31     180984.46                   179334.34
  1997/01/31     181371.40                   179890.28
  1997/02/28     181682.83                   180340.00
  1997/03/31     179823.39                   178338.23
  1997/04/30     182635.09                   181013.30
  1997/05/31     184088.01                   182732.93
  1997/06/30     186396.97                   184907.45
  1997/07/31     191235.46                   189899.95
  1997/08/31     189667.54                   188285.80
  1997/09/30     192553.43                   191072.43
  1997/10/31     195298.01                   193842.98
  1997/11/30     196212.75                   194734.66
  1997/12/31     198262.66                   196701.48
  1998/01/31     200838.35                   199219.26
  1998/02/28     200587.29                   199059.88
  1998/03/31     201355.50                   199736.69
  1998/04/30     202263.39                   200775.32
  1998/05/31     204148.52                   202682.68
  1998/06/30     206019.11                   204405.48
  1998/07/31     206558.77                   204834.74
  1998/08/31     210134.26                   208173.54
  1998/09/30     215043.74                   213044.80
  1998/10/31     213813.38                   211915.67
  1998/11/30     215057.71                   213123.58
  1998/12/31     215841.89                   213762.96
  1999/01/31     217504.75                   215280.67
  1999/02/26     213584.65                   211513.26
IMATRL PRASUN   SHR__CHT 19990228 19990309 112033 R00000000000111

$100,000 OVER LIFE OF FUND: Let's say hypothetically that $100,000 was invested in Fidelity U.S. Bond Index Fund on March 8, 1990, when the fund started. As the chart shows, by February 28, 1999, the value of the investment would have grown to $213,584 - a 113.58% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $211,528 - a 111.53% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

DIVIDENDS AND YIELD

PERIODS ENDED FEBRUARY 28, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              5.08(cents)   33.22(cents)   68.73(cents)

Annualized dividend rate         6.07%         6.09%          6.30%

30-day annualized yield          5.68%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.91 over the past one month, $11.00 over the past six months and $10.91 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield would have been 5.45%.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Thomas Silvia)

An interview with Thomas Silvia, Portfolio Manager of Fidelity
U.S. Bond Index Fund

Q. HOW DID THE FUND PERFORM, TOM?

A. For the 12-month period that ended February 28, 1999, the fund had a total return of 6.48%, while the Lehman Brothers Aggregate Bond Index returned 6.27%. For another comparison, the intermediate U.S. government funds average as tracked by Lipper Inc. returned 5.10% for the same 12-month period.

Q. HOW WOULD YOU CHARACTERIZE THE INVESTING ENVIRONMENT FOR BONDS OVER THE PAST YEAR?

A. Let's start by reviewing the Treasury market's performance, which posted quite strong returns during the first eight months or so of the period amid uncertainty about the economic, fiscal and political health of Southeast Asia, Japan and parts of Latin America. During that period, Treasuries were viewed by investors from around the world as the safe haven of choice against worsening global economic problems. As investors flocked to Treasuries, they pushed their yields
- which move in the opposite direction of their prices - to 30-year lows. In late summer, Russia effectively defaulted on some of its debt and a large hedge fund verged on near-collapse. In response, the U.S. Federal Reserve Board pumped additional enthusiasm into the Treasury market by cutting short-term interest rates by 0.75 percentage points during a three-month period from September through November. With protracted economic problems spreading across the recession-prone - and in some cases, depression-prone - economies in Latin America, Southeast Asia, Japan and Russia, investors expected the Fed to continue lowering interest rates further in order to keep the U.S. on a growth track.

Q. WHAT CAUSED SENTIMENT TO SHIFT SO DRAMATICALLY DURING THE PAST FOUR OR FIVE MONTHS?

A. Repeated signs that the U.S. economy was growing at a faster-than-expected pace - despite economic turmoil elsewhere - doused hopes of further interest-rate cuts, turning investors more bearish about Treasury bonds' short-term prospects. In fact, many market observers worried that employment, purchasing and Gross Domestic Product reports were so strong that the Fed would be forced to hike interest rates - rather than lower them - in order to calm brewing inflationary pressures. The change in sentiment led many investors to unwind the same "flight-to-quality" that had previously pushed Treasury prices to near all-time highs last fall. Even though inflation didn't rise substantially, Treasury yields climbed nearly a full percentage point from late October through the end of the period.

Q. HOW DID OTHER TYPES OF BONDS - SUCH AS MORTGAGE, AGENCY AND
CORPORATE BONDS - PERFORM AGAINST THAT BACKDROP?

A. They were relatively strong early on, experienced a pretty tough fall but have gained significant ground on Treasury securities during the past four or five months. Corporate bonds were volatile throughout the first half of the period in response to changing perceptions about the strength and sustainability of corporate profitability. Mortgage securities, meanwhile, started off strong but increasingly suffered from fears that more early prepayments would occur as homeowners refinanced their home loans to lock in lower interest rates. Bond holders generally dislike prepayments because it potentially forces them to reinvest the proceeds at lower interest rates. Agency securities were in high demand last spring in part because of their relatively attractive yields. And even though they carry the implicit backing of the U.S. government, agency securities did not benefit from the same "flight-to-quality" that lifted Treasuries, partly because they were perceived to be less liquid, or less easily traded.

Q. HOW HAVE THE NON-GOVERNMENT SECTORS PERFORMED IN LIGHT OF A WEAKER TREASURY MARKET OVER THE PAST FOUR OR FIVE MONTHS?

A. They've improved significantly. As investors began to focus on the prospects of higher interest rates, they gravitated away from Treasuries into higher-yielding mortgage and agency securities, both of which offered attractive values in many cases. With news that the U.S. economy has proven fairly resistant to worldwide economic turmoil, investors were worrying less about corporate profitability and recently have pushed corporate bond prices up somewhat from late last-year's lows.

Q. WHAT WERE THE FINAL TALLIES FOR EACH OF THE SEGMENTS THAT MAKE UP THE LEHMAN BROTHERS AGGREGATE BOND INDEX OVER THE PAST YEAR?

A. For the 12-month period that ended February 28, 1999, here's how individual sectors within the index performed: mortgage-backed securities, at about 31.8% of the index, returned 6.01%; corporate securities, which accounted for nearly 22.1% of the index, returned 5.82%; agency securities, at about 8.9% of the index, returned 6.46%; and asset-backed securities at less than 1.3% of the index, returned 6.29%. Those returns compared to the 6.53% return of U.S. Treasury securities, which made up about 35.9% of the index.

Q. TURNING TO THE FUND, WHAT HELPED ITS PERFORMANCE RELATIVE TO THE LEHMAN BROTHERS AGGREGATE BOND INDEX?

A. The main reason for the fund's outperformance was how its investments were allocated among the various sub-sectors of the bond market. Specifically, the fund had a slightly larger weighting than the index in corporate securities until early July, which benefited performance due to the strength of that sector. From about mid-July through late September, I pared back the fund's stake in corporate securities, which performed poorly when investors became more squeamish about corporate profitability. After those fears began to subside, I added more corporate securities at what I viewed as attractive prices. Given their recent strong performance, having that higher allocation to corporate securities helped the fund's performance over the past three to four months. The fund also benefited from small, periodic changes of its allocation to mortgage securities.

Q. WHAT'S YOUR OUTLOOK?

A. I think that the worst of the crisis that plagued global financial markets last fall is behind us. The market is now pricing bonds with the expectation that the Fed won't lower interest rates from here as long as the U.S. economy remains strong. Given that, I think we'll enter a more "normal", less volatile market environment than we experienced in the last half of 1998. Given my outlook, I believe that agency, mortgage, corporate and asset-backed securities are poised to do better than Treasuries over the near-term. But whatever happens, I'll continue to attempt to keep the fund's performance on track with the Lehman Brothers Aggregate Bond Index.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide returns
consistent with those of the
Lehman Brothers Aggregate
Bond Index

START DATE: March 8, 1990

SIZE: as of February 28,
1999, more than $1.2
billion

MANAGER: Thomas Silvia,
since 1998; manager, other
Fidelity and Spartan bond
funds; joined Fidelity in
1993

TOM SILVIA ON HIS
INVESTMENT APPROACH:

"My goal is to manage the fund so
that its performance tracks that of
the Lehman Brothers Aggregate
Bond Index. That said, I don't buy
every security in the index -
which is made up of about 5,700
individual securities. Instead, I
choose representative securities.
In the corporate sector, for
example, the fund had a modest
overweighting - relative to the
index - in corporate securities
issued by banks and financial
companies. With the help of
Fidelity's research team, I
determined that they were priced
attractively when I bought them,
in part because the supply of them
was fairly ample. Even though they
struggled when the world's
financial crisis appeared to be at its
worst in the fall, I felt they offered
the potential for strong long-term
total returns. The fund also got a
boost from its modest
overweighting in its
telecommunications holdings,
which performed quite well
throughout most of the year. Finally,
the fund benefited from its
slightly bigger stake in Yankee
bonds, which are
dollar-denominated bonds issued
in the United States by foreign
banks, corporations and
governments, particularly
high-quality Yankee bonds issued
by Canadian provinces."


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF
FEBRUARY 28, 1999

(MOODY'S RATINGS)              % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                        MONTHS AGO

Aaa                             69.3                     71.6

Aa                              1.2                      0.4

A                               10.3                     8.2

Baa                             13.9                     12.6

Not Rated                       0.2                      0.3


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.

AVERAGE YEARS TO MATURITY AS
OF FEBRUARY 28, 1999

                                     6 MONTHS AGO

Years                          7.8   7.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF FEBRUARY 28,
1999

                                    6 MONTHS AGO

Years                         4.8   4.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF FEBRUARY 28, 1999 *

U.S. government
and agency
obligations 40.8%
Mortgage-backed
securities 29.0%
Corporate bonds 21.9%
Foreign government
obligations 1.5%
Other 1.7%
Short-term
investments 5.1%
* FOREIGN
 INVESTMENTS 5.1%

Row: 1, Col: 6, Value: 40.8
Row: 1, Col: 5, Value: 29.0
Row: 1, Col: 4, Value: 21.9
Row: 1, Col: 3, Value: 1.5
Row: 1, Col: 2, Value: 1.7
Row: 1, Col: 1, Value: 5.1

AS OF AUGUST 31, 1998 **

U.S. government
and agency
obligations 42.0%
Mortgage-backed
securities 28.3%
Corporate bonds 22.4%
Foreign government
obligations 0.4%
Other 0.0%
Short-term
investments 6.9%
** FOREIGN
  INVESTMENTS 4.9%

Row: 1, Col: 6, Value: 41.0
Row: 1, Col: 5, Value: 28.3
Row: 1, Col: 4, Value: 22.4
Row: 1, Col: 3, Value: 1.4
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 1, Value: 6.9




INVESTMENTS FEBRUARY 28, 1999

Showing Percentage of Total Value of Investment in Securities



NONCONVERTIBLE BONDS - 21.9%

MOODY'S RATINGS (UNAUDITED) (C)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.5%

DEFENSE ELECTRONICS - 0.5%

Raytheon Co.:

5.95% 3/15/01                     Baa1      $ 3,300,000                     $ 3,305,445

6.45% 8/15/02                     Baa1       3,470,000                       3,514,694

                                                                             6,820,139

BASIC INDUSTRIES - 0.2%

PACKAGING & CONTAINERS - 0.2%

Corning, Inc. 6.85% 3/1/29        A2         2,330,000                       2,325,596

CONSTRUCTION & REAL ESTATE -
0.6%

REAL ESTATE INVESTMENT TRUSTS
- 0.6%

CenterPoint Properties Trust      Baa2       1,210,000                       1,144,575
6.75% 4/1/05

Equity Office Properties          Baa1       2,550,000                       2,532,737
Trust 6.376% 2/15/02

Weeks Realty LP 6.875% 3/15/05    Baa2       4,000,000                       3,694,000

                                                                             7,371,312

DURABLES - 0.3%

TEXTILES & APPAREL - 0.3%

Levi Strauss & Co. 7% 11/1/06     Baa3       4,035,000                       3,671,850
(a)

ENERGY - 0.6%

ENERGY SERVICES - 0.3%

Baker Hughes, Inc. 5.8%           A2         5,000,000                       4,935,500
2/15/03 (a)

OIL & GAS - 0.3%

Elf Aquitaine yankee 7.75%        Aa3        250,000                         251,005
5/1/99

Occidental Petroleum Corp.        Baa3       390,000                         390,792
6.09% 11/29/99

Petro-Canada 7% 11/15/28          A3         3,270,000                       3,048,131

                                                                             3,689,928

TOTAL ENERGY                                                                 8,625,428

FINANCE - 9.1%

BANKS - 4.6%

Banc One Corp. 7.625% 10/15/26    A1         6,000,000                       6,510,720

Banco Latinoamericano             Baa2       1,000,000                       997,188
Exportaciones SA euro 6.9%
12/4/99 (a)

BankBoston NA:

6.375% 3/25/08                    A2         1,200,000                       1,175,268

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (C)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

BankBoston NA: - continued

6.375% 4/15/08                    A2        $ 7,000,000                     $ 6,854,820

BanPonce Corp. 6.488% 3/3/00      A3         1,440,000                       1,449,432

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1         5,400,000                       5,399,622

5.95% 7/15/01                     A1         5,950,000                       5,947,739

Barnett Banks, Inc. 10.875%       Aa3        1,020,000                       1,196,511
3/15/03

Capital One Bank:

6.375% 2/15/03                    Baa3       4,400,000                       4,293,432

6.48% 6/28/02                     Baa3       1,000,000                       983,090

Den Danske Bank AS 6.375%         A1         7,770,000                       7,619,456
6/15/08 (a)(b)

First Security Corp. 7.5%         Baa1       3,000,000                       3,071,250
9/1/02

First Tennessee National          Baa1       1,000,000                       1,019,790
Corp. 6.75% 11/15/05

Kansallis-Osake-Pankki, New       A3         2,600,000                       2,874,040
York 10% 5/1/02

Merita Bank Ltd. yankee 6.5%      A3         2,100,000                       2,092,986
1/15/06

Popular, Inc. 6.4% 8/25/00        A3         2,540,000                       2,535,377

Provident Bank 6.375% 1/15/04     Baa2       1,500,000                       1,491,570

Providian National Bank 6.25%     Baa3       4,700,000                       4,677,158
5/7/01

Union Planters Corp. 6.75%        Baa2       1,500,000                       1,492,440
11/1/05

                                                                             61,681,889

CREDIT & OTHER FINANCE - 2.4%

Ahmanson Capital Trust I          A3         3,000,000                       3,162,240
8.36% 12/1/26 (a)

AT&T Capital Corp. 6.25%          Baa3       4,350,000                       4,314,983
5/15/01

Countrywide Funding Corp.         A3         4,000,000                       4,018,760
6.45% 2/27/03

Edison Mission Energy Funding     Baa1       2,857,876                       2,891,684
Corp. 6.77% 9/15/03 (a)

First Security Capital I          A3         3,000,000                       3,159,480
8.41% 12/15/26

Ford Motor Credit Co. 5.75%       A1         7,000,000                       6,885,620
2/23/04

Heller Financial, Inc. 6.5%       A3         2,000,000                       2,014,660
5/15/00

Sprint Capital Corp. 6.875%       Baa1       4,700,000                       4,702,914
11/15/28

Yorkshire Power Finance Ltd.      Baa2       1,200,000                       1,182,672
yankee 6.496% 2/25/08

                                                                             32,333,013

INSURANCE - 1.2%

Farmers Insurance Exchange:

8.5% 8/1/04 (a)                   A2         4,000,000                       4,391,120

8.625% 5/1/24 (a)                 A2         5,000,000                       5,612,000

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (C)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Metropolitan Life Insurance       A1        $ 3,560,000                     $ 3,517,672
Co. 6.3% 11/1/03 (a)

Nationwide Mutual Insurance       A1         2,690,000                       2,678,110
Co. 6.5% 2/15/04 (a)

                                                                             16,198,902

SAVINGS & LOANS - 0.6%

Home Savings of America FSB:

6% 11/1/00                        A3         1,600,000                       1,593,824

6.5% 8/15/04                      A3         2,000,000                       1,974,280

Long Island Savings Bank FSB:

6.2% 4/2/01                       Baa3       2,050,000                       2,046,782

7% 6/13/02                        Baa3       2,120,000                       2,147,814

                                                                             7,762,700

SECURITIES INDUSTRY - 0.3%

Amvescap PLC yankee 6.375%        A3         4,835,000                       4,771,613
5/15/03

TOTAL FINANCE                                                                122,748,117

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

Tyco International Group SA:

6.125% 11/1/08 (a)                Baa1       10,000,000                      9,561,400

yankee 6.375% 6/15/05             Baa1       2,920,000                       2,924,701

                                                                             12,486,101

MEDIA & LEISURE - 2.4%

BROADCASTING - 2.3%

Continental Cablevision, Inc.     Baa3       5,000,000                       5,469,400
8.3% 5/15/06

Hearst-Argyle Television,         Baa3       5,000,000                       5,051,950
Inc. 7% 11/15/07

TCI Communications, Inc.          A2         12,000,000                      14,606,880
8.75% 8/1/15

Time Warner, Inc.:

6.625% 5/15/29                    Baa3       5,000,000                       4,744,750

8.18% 8/15/07                     Baa3       1,000,000                       1,116,510

                                                                             30,989,490

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (C)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.1%

News America Holdings, Inc.       Baa3      $ 1,000,000                     $ 1,082,390
8.625% 2/1/03

TOTAL MEDIA & LEISURE                                                        32,071,880

NONDURABLES - 1.1%

BEVERAGES - 0.8%

Seagram Co. Ltd. 8.35% 1/15/22    Baa3       1,020,000                       1,118,226

Seagram J E & Sons, Inc.          Baa3       10,000,000                      9,900,000
6.625% 12/15/05

                                                                             11,018,226

FOODS - 0.2%

ConAgra, Inc. 5.5% 10/15/02       Baa1       2,400,000                       2,347,608

TOBACCO - 0.1%

Philip Morris Companies, Inc.     A2         2,000,000                       2,049,860
7% 7/15/05

TOTAL NONDURABLES                                                            15,415,694

RETAIL & WHOLESALE - 0.9%

DRUG STORES - 0.7%

Rite Aid Corp.:

5.5% 12/15/00 (a)                 Baa1       5,000,000                       4,960,500

6% 12/15/05 (a)                   Baa1       5,000,000                       4,851,000

                                                                             9,811,500

GENERAL MERCHANDISE STORES -
0.2%

Federated Department Stores,      Baa2       1,800,000                       1,816,254
Inc. 6.79% 7/15/27

TOTAL RETAIL & WHOLESALE                                                     11,627,754

TECHNOLOGY - 0.5%

COMPUTER SERVICES & SOFTWARE
- 0.3%

Computer Associates               Baa1       4,000,000                       3,966,120
International, Inc. 6.25%
4/15/03

COMPUTERS & OFFICE EQUIPMENT
- 0.2%

Comdisco, Inc.:

5.75% 2/15/01                     Baa1       1,605,000                       1,587,714

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (C)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Comdisco, Inc.: - continued

9.25% 7/6/00                      Baa2      $ 375,000                       $ 392,003

9.3% 6/27/00                      Baa2       1,250,000                       1,306,538

                                                                             3,286,255

TOTAL TECHNOLOGY                                                             7,252,375

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.3%

Continental Airlines, Inc.        Baa1       1,472,300                       1,469,444
Pass Through Trust
Certificates 7.42% 10/1/08

Delta Air Lines, Inc. 9.875%      Baa3       3,000,000                       3,125,760
5/15/00

                                                                             4,595,204

RAILROADS - 0.6%

Canadian National Railway Co.     Baa2       2,400,000                       2,421,768
6.9% 7/15/28

CSX Corp. 6.46% 6/22/05           Baa2       2,000,000                       2,003,540

Wisconsin Central                 Baa2       3,150,000                       3,093,962
Transportation Corp. 6.625%
4/15/08

                                                                             7,519,270

TOTAL TRANSPORTATION                                                         12,114,474

UTILITIES - 3.9%

CELLULAR - 0.6%

360 Degrees Communications        Baa1       2,000,000                       2,075,200
Co. 7.125% 3/1/03

AirTouch Communications, Inc.     Baa2       2,000,000                       2,054,100
6.65% 5/1/08

Cable & Wireless                  Baa1       3,470,000                       3,478,293
Communications PLC 6.375%
3/6/03

                                                                             7,607,593

ELECTRIC UTILITY - 1.7%

Avon Energy Partners Holdings:

yankee 6.73% 12/11/02 (a)         Baa2       3,000,000                       3,027,240

6.46% 3/4/08 (a)                  Baa2       5,000,000                       4,976,850

Israel Electric Corp. Ltd.        A3         3,000,000                       2,893,740
7.1% 12/15/07 (a)

NONCONVERTIBLE BONDS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (C)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Massachusetts Electric Co.        A1        $ 2,000,000                     $ 2,023,000
6.78% 11/20/06

Philadelphia Electric Co.         Baa1       10,000,000                      10,182,600
6.625% 3/1/03

                                                                             23,103,430

GAS - 1.1%

Columbia Gas System, Inc.:

6.39% 11/28/00                    A3         3,000,000                       3,023,250

6.61% 11/28/02                    A3         1,000,000                       1,015,560

Enserch Corp. 6.25% 1/1/03        Baa2       4,375,000                       4,395,869

Sonat, Inc. 9.5% 8/15/99          Baa1       3,238,000                       3,295,863

Southwest Gas Corp. 9.75%         Baa2       3,020,000                       3,302,763
6/15/02

                                                                             15,033,305

TELEPHONE SERVICES - 0.5%

MCI WorldCom, Inc. 8.875%         Baa2       2,014,000                       2,167,688
1/15/06

Pacific Bell 8.7% 6/15/01         A1         3,850,000                       4,099,480

                                                                             6,267,168

TOTAL UTILITIES                                                              52,011,496

TOTAL NONCONVERTIBLE BONDS                                                   294,542,216
(Cost $297,729,145)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 40.8%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 9.2%

Fannie Mae:

6.5% 7/16/07                      Aaa        8,835,000                       9,151,116

6.64% 7/2/07                      Aaa        10,500,000                      10,933,125

7.49% 3/2/05                      Aaa        1,050,000                       1,139,576

7.65% 3/10/05                     Aaa        2,000,000                       2,186,240

9.2% 9/11/00                      Aaa        2,500,000                       2,636,325

Federal Agricultural Mortgage
Corp.:

6.92% 8/10/02                     Aaa        1,040,000                       1,081,111

7.44% 5/25/00                     Aaa        500,000                         511,795

Federal Farm Credit Bank:

5.95% 5/18/05                     Aaa        3,000,000                       3,021,570

5.97% 3/11/05                     Aaa        5,000,000                       5,039,050

6.22% 10/12/04                    Aaa        18,110,000                      18,483,428

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (C)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Federal Home Loan Bank:

4.96% 10/7/05                     Aaa       $ 4,100,000                     $ 3,907,177

5.125% 2/26/02                    Aaa        3,000,000                       2,993,190

7.31% 6/16/04                     Aaa        2,040,000                       2,183,432

Federal National Mortgage
Association:

0% 4/8/03                         Aaa        1,000,000                       800,940

0% 10/8/04                        Aaa        1,000,000                       727,660

Freddie Mac:

5% 2/15/01                        Aaa        10,000,000                      9,927,870

8% 1/26/05                        Aaa        1,000,000                       1,110,000

Government Loan Trusts            Aaa        2,609,001                       2,849,290
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development)  8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa        483,103                         508,277

Class 2-E 9.4% 5/15/02            Aaa        1,223,123                       1,279,753

Class T-3, 9.625% 5/15/02         Aaa        1,576,199                       1,649,178

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1993 C, 5.2% 10/15/04      Aaa        1,080,489                       1,064,349

Series 1993 D, 5.23% 5/15/05      Aaa        500,000                         491,465

Series 1994 C, 6.61% 9/15/99      Aaa        47,430                          47,497

Series 1995-A, 6.28% 6/15/04      Aaa        8,774,118                       8,884,013

Series 1995-B, 6.13% 6/15/04      Aaa        11,000,000                      11,095,975

Guaranteed Trade Trust            Aaa        3,750,000                       3,764,250
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1997-A,  6.104% 7/15/03

Overseas Private Investment
Corp.  U.S. Government
guaranteed  participation
certificate:

Series 1994-195, 6.08%            Aaa        1,363,425                       1,383,372
8/15/04 (callable)

Series 1998-196A, 5.926%          -          2,795,016                       2,827,299
6/15/05

Private Export Funding Corp.:

secured 5.48% 9/15/03             Aaa        1,625,000                       1,628,401

secured 5.65% 3/15/03             Aaa        1,433,700                       1,432,023

secured 5.8% 2/1/04               Aaa        1,900,000                       1,903,382

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (C)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Private Export Funding Corp.:
- continued

secured 6.86% 4/30/04             Aaa       $ 750,750                       $ 769,715

5.31% 11/15/03 (a)                Aaa        5,000,000                       4,849,950

U.S. Department of Housing        Aaa        1,000,000                       1,088,730
and Urban Development
government guaranteed
participation certificates
Series 1995 A,  8.27% 8/1/03

TOTAL U.S. GOVERNMENT AGENCY                                                 123,350,524
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
31.6%

U.S. Treasury Bond:

6.125% 11/15/27                   Aaa        9,000,000                       9,414,810

6.5% 11/15/26                     Aaa        18,600,000                      20,361,234

8% 11/15/21                       Aaa        26,610,000                      33,694,913

8.125% 5/15/21                    Aaa        7,000,000                       8,951,250

8.75% 8/15/20                     Aaa        33,145,000                      44,756,025

8.875% 8/15/17                    Aaa        11,750,000                      15,730,313

9% 11/15/18                       Aaa        9,855,000                       13,450,498

10.75% 8/15/05                    Aaa        5,000,000                       6,422,650

12% 8/15/13                       Aaa        17,300,000                      25,236,375

U.S. Treasury Notes:

5.375% 6/30/00                    Aaa        150,000,000                     150,467,999

5.75% 11/15/00                    Aaa        18,000,000                      18,163,080

6% 7/31/02                        Aaa        31,700,000                      32,413,250

7% 7/15/06                        Aaa        41,500,000                      45,377,760

TOTAL U.S. TREASURY                                                          424,440,157
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                    547,790,681
GOVERNMENT  AGENCY OBLIGATIONS
(Cost $558,245,956)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 25.4%



FANNIE MAE - 17.3%

5.5% 1/1/09 to 4/1/11             Aaa        8,547,653                       8,344,513

6% 3/1/11 to 2/1/29               Aaa        38,792,014                      37,413,322

6.5% 11/1/08 to 2/1/29            Aaa        65,308,323                      65,176,158

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (C)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

FANNIE MAE - CONTINUED

6.5% 3/1/29                       Aaa       $ 26,000,000                    $ 25,813,125

7% 6/1/23 to 3/1/29               Aaa        62,059,120                      62,807,953

7.5% 11/1/07 to 4/1/28            Aaa        4,794,691                       4,926,100

8% 3/1/24 to 8/1/28               Aaa        4,668,092                       4,860,561

8.5% 6/1/17 to 3/1/28             Aaa        18,256,122                      19,219,151

9.5% 12/1/09 to 9/1/21            Aaa        2,625,168                       2,816,675

10.75% 9/1/10 to 5/1/14           Aaa        175,478                         191,786

11.25% 5/1/14                     Aaa        32,048                          35,649

11.5% 8/1/14                      Aaa        97,173                          108,258

12.5% 1/1/15                      Aaa        39,755                          45,248

13.5% 8/1/14 to 11/1/14           Aaa        12,687                          14,956

14% 3/1/12 to 9/1/13              Aaa        117,846                         137,357

TOTAL FANNIE MAE                                                             231,910,812

FREDDIE MAC - 1.2%

6.5% 10/1/07                      Aaa        523,624                         527,625

7% 6/1/99 to 7/1/01               Aaa        1,040,794                       1,046,058

7.5% 10/1/27 to 4/1/28            Aaa        7,062,173                       7,254,123

8% 7/1/16 to 2/1/28               Aaa        2,655,401                       2,764,124

8.5% 9/1/19                       Aaa        16,884                          17,884

9% 11/1/01 to 10/1/16             Aaa        314,359                         329,357

9.5% 10/1/08 to 9/1/18            Aaa        709,597                         744,406

10% 6/1/20                        Aaa        75,225                          81,595

10.5% 1/1/01 to 2/1/19            Aaa        355,178                         389,140

11% 1/1/06 to 9/1/20              Aaa        1,976,909                       2,212,629

11.5% 8/1/13 to 10/1/15           Aaa        143,602                         161,307

11.75% 9/1/13                     Aaa        39,813                          44,710

12% 2/1/13 to 7/1/15              Aaa        44,906                          51,407

12.75% 8/1/12 to 10/1/13          Aaa        137,486                         159,836

13.5% 12/1/14                     Aaa        280,340                         331,320

TOTAL FREDDIE MAC                                                            16,115,521

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 6.9%

6% 12/15/08 to 4/15/09            Aaa        1,797,587                       1,797,587

6.5% 6/15/23 to 6/15/24           Aaa        6,492,176                       6,462,503

7% 12/15/22 to 12/15/28           Aaa        35,214,995                      35,710,658

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (C)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

7.5% 2/15/17 to 8/15/28           Aaa       $ 24,648,702                    $ 25,370,793

8% 11/15/16 to 8/15/27            Aaa        10,349,517                      10,793,414

9% 7/15/18                        Aaa        20,782                          22,336

9.5% 1/15/18 to 3/15/23           Aaa        3,127,311                       3,362,749

10% 6/15/13 to 9/15/25            Aaa        2,771,978                       3,012,861

10.5% 5/20/16 to 1/20/18          Aaa        1,908,397                       2,080,255

11% 2/15/10 to 8/15/19            Aaa        2,735,241                       3,052,443

11.5% 2/15/13 to 8/15/13          Aaa        1,821                           2,049

12% 2/15/16                       Aaa        807,643                         915,140

TOTAL GOVERNMENT NATIONAL                                                    92,582,788
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                 340,609,121
- MORTGAGE SECURITIES
(Cost $340,616,048)

ASSET-BACKED SECURITIES - 1.7%



BankAmerica Manufacturing         Aaa        2,390,000                       2,390,747
Housing Contract 6.2% 4/10/09

Boatmens Auto Trust 6.35%         A2         430,000                         430,086
3/25/02

Case Equipment Loan Trust         Aaa        1,000,000                       1,010,156
6.45% 8/18/03

Cit Marine Trust 5.8% 4/15/10     Aaa        5,000,000                       4,962,500

CS First Boston Mortgage          Aaa        5,000,000                       5,066,407
Securities Corp.  7% 3/15/27

Green Tree Financial Corp.        Aaa        250,526                         250,759
6.45% 5/15/27

Green Tree Lease Finance LLC      A          5,000,000                       4,956,550
6.66% 10/20/04

Key Auto Finance Trust 6.65%      Baa3       500,261                         503,935
10/15/03

KeyCorp Auto Grantor Trust        A3         16,448                          16,450
5.8% 7/15/00

Olympic Automobile                Aaa        776,516                         777,487
Receivables Trust  6.125%
11/15/04

Premier Auto Trust 6% 5/6/00      Aaa        96,054                          96,084

Union Acceptance Corp. 7.075%     Baa2       89,182                          89,321
7/10/02

WFS Financial Owner Trust         Aaa        2,370,000                       2,389,256
6.9% 12/20/03

TOTAL ASSET-BACKED SECURITIES                                                22,939,738
(Cost $22,987,645)

COMMERCIAL MORTGAGE
SECURITIES - 3.6%

MOODY'S RATINGS (UNAUDITED) (C)             PRINCIPAL AMOUNT                VALUE (NOTE 1)

Allied Capital Commercial         Aaa       $ 3,166,252                     $ 3,168,231
Mortgage Trust sequential
pay Series 1998-1 Class A,
6.31% 1/25/28 (a)

Commercial Resecuritization       Aaa        4,000,000                       3,898,125
Trust  6.74% 1/1/09 (a)

Equitable Life Assurance          Aaa        16,000,000                      16,683,520
Society of the United States
(The) sequential pay Series
174  Class A1, 7.24% 5/15/06
(a)

First Union-Lehman Brothers       Aa2        15,000,000                      15,023,438
Commercial MortgageTr
sequential pay Series
1997-C2 Class B, 6.79%
11/18/29

GS Mortgage Securities Corp.
II:

Series 1997-GL Class A2-B,        Aaa        3,000,000                       3,081,990
6.86% 7/13/30

7.1634% 11/13/13 (a)              Baa2       6,000,000                       5,974,800

TOTAL COMMERCIAL MORTGAGE                                                    47,830,104
SECURITIES
(Cost $48,052,272)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS (D) - 1.5%



Korean Republic 8.875% 4/15/08    Baa3       4,240,000                       4,489,100

Newfoundland Province 11.625%     Baa1       4,000,000                       5,454,000
10/15/07

Quebec Province yankee 7.5%       A2         10,000,000                      10,908,500
7/15/23

TOTAL FOREIGN GOVERNMENT AND                                                 20,851,600
GOVERNMENT AGENCY OBLIGATIONS
(Cost $21,057,560)


CASH EQUIVALENTS - 5.1%

                                             MATURITY AMOUNT

Investments in repurchase                    68,696,811                       68,669,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.86%,
dated 2/26/99 due 3/1/99

TOTAL INVESTMENT IN                                                         $ 1,343,232,460
SECURITIES - 100%
(Cost $1,357,357,626)

LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $104,322,176 or 8.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        80.7%  AAA, AA, A    75.1%

Baa               13.6%  BBB           13.0%

Ba                0.0%   BB            0.0%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.2%. FMR has determined that unrated debt securities that are lower quality account for 0.0% of the total value of investment in securities.

INCOME TAX INFORMATION

At February 28, 1999, the aggregate cost of investment securities for income tax purposes was $1,357,526,861. Net unrealized depreciation aggregated $14,294,401, of which $4,528,488 related to appreciated investment securities and $18,822,889 related to depreciated investment securities.

The fund hereby designates approximately $2,477,000 as capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                            FEBRUARY 28, 1999

ASSETS

Investment in securities, at                  $ 1,343,232,460
value (including repurchase
agreements of $68,669,000)
(cost $1,357,357,626) - See
accompanying schedule

Cash                                           329,598

Receivable for investments                     36,506,975
sold

Receivable for fund shares                     2,459,165
sold

Interest receivable                            13,212,417

 TOTAL ASSETS                                  1,395,740,615

LIABILITIES

Payable for investments         $ 97,796,585
purchased

Payable for fund shares          2,746,473
redeemed

Distributions payable            217,771

Accrued management fee           36,582

Other payables and accrued       422,707
expenses

 TOTAL LIABILITIES                             101,220,118

NET ASSETS                                    $ 1,294,520,497

Net Assets consist of:

Paid in capital                               $ 1,297,886,133

Undistributed net investment                   671,154
income

Accumulated undistributed net                  10,088,376
realized gain (loss)  on
investments

Net unrealized appreciation                    (14,125,166)
(depreciation) on investments

NET ASSETS, for 119,896,406                   $ 1,294,520,497
shares outstanding

NET ASSET VALUE, offering                      $10.80
price and redemption price
per share ($1,294,520,497
(divided by) 119,896,406
shares)

STATEMENT OF OPERATIONS
                              YEAR ENDED FEBRUARY 28, 1999

INVESTMENT INCOME                             $ 70,581,360
Interest

EXPENSES

Management fee                  $ 3,396,909

Transfer agent fees              1,975,304

Accounting fees and expenses     302,244

Non-interested trustees'         6,558
compensation

Custodian fees and expenses      82,618

Registration fees                236,518

Audit                            47,406

Legal                            5,416

Miscellaneous                    2,842

 Total expenses before           6,055,815
reductions

 Expense reductions              (2,750,407)   3,305,408

NET INVESTMENT INCOME                          67,275,952

REALIZED AND UNREALIZED GAIN                   21,138,494
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                       (28,341,323)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                                (7,202,829)

NET INCREASE (DECREASE) IN                    $ 60,073,123
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
                                 YEAR ENDED FEBRUARY 28, 1999  YEAR ENDED FEBRUARY 28, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 67,275,952                  $ 44,140,856
income

 Net realized gain (loss)         21,138,494                    1,098,669

 Change in net unrealized         (28,341,323)                  16,816,828
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       60,073,123                    62,056,353
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (66,591,808)                  (43,795,995)
from net investment income

Share transactions Net            932,426,505                   449,415,394
proceeds from sales of shares

 Reinvestment of distributions    63,154,893                    40,059,028

 Cost of shares redeemed          (509,618,506)                 (261,038,455)

 NET INCREASE (DECREASE) IN       485,962,892                   228,435,967
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       479,444,207                   246,696,325
IN NET ASSETS

NET ASSETS

 Beginning of period              815,076,290                   568,379,965

 End of period (including        $ 1,294,520,497               $ 815,076,290
under (over) distribution of
 net investment income of
$671,154 and $(2,972),
respectively)

OTHER INFORMATION
Shares

 Sold                             85,262,371                    41,971,450

 Issued in reinvestment of        5,779,048                     3,766,217
distributions

 Redeemed                         (46,605,481)                  (24,486,211)

 Net increase (decrease)          44,435,938                    21,251,456



FINANCIAL HIGHLIGHTS
YEARS ENDED FEBRUARY 28,        1999         1998       1997       1996 E     1995

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 10.800     $ 10.480   $ 10.710   $ 10.250   $ 10.830
of period

Income from Investment           .690 B       .738 B     .739 B     .755       .718
Operations Net investment
income

Net realized and  unrealized     (.003)       .316       (.235)     .460       (.542)
gain (loss)

Total from investment            .687         1.054      .504       1.215      .176
operations

Less Distributions

From net investment  income      (.687)       (.734)     (.734)     (.755)     (.756)

Net asset value, end  of        $ 10.800     $ 10.800   $ 10.480   $ 10.710   $ 10.250
period

TOTAL RETURN A                   6.48%        10.41%     4.93%      12.13%     1.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 1,294,520  $ 815,076  $ 568,380  $ 475,646  $ 354,682
(000 omitted)

Ratio of expenses to average     .32%  C      .32%  C    .32%  C    .32%  C    .32%  C
net assets

Ratio of expenses to  average    .31% D       .31% D     .31% D     .31% D     .32%
net assets  after expense
reductions

Ratio of net investment          6.35%        6.98%      7.05%      7.11%      7.58%
income to average  net assets

Portfolio turnover rate          184%         97%        65%        128%       73%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

E FOR THE YEAR ENDED FEBRUARY 29.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $2,402,164,343 and $1,925,043,880, respectively, of which U.S. government and government agency obligations aggregated
$2,024,225,623 and $1,676,695,817, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .32% of the fund's average net assets.

SUB-ADVISER FEE. FMR, on behalf of the fund, has entered into a sub-advisory agreement(effective 1/1/99) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The maximum loan and the average daily loan balances during the period for which the loans were outstanding amounted to $29,310,000 and $24,531,000, respectively. The weighted average interest rate was 5.44%. Interest earned from the interfund lending program amounted to $14,829 and is included in interest income on the Statement of Operations.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .32% of average net assets. For the period, the reimbursement reduced the expenses by $2,663,652.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $6,795 and $79,960, respectively, under these arrangements.

7. BENEFICIAL INTEREST.

At the end of the period, two shareholders were each record owners of more than 10% of the total outstanding shares of the fund, totaling 18%.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Bond Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
April 15, 1999

DISTRIBUTIONS


The Board of Trustees of U.S. Bond Index Fund voted to pay on April 5, 1999 to shareholders of record at the opening of business on April 1, 1999, a distribution of $.06 per share derived from capital gains realized from sales of portfolio securities.

A total of 34.26% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Dwight D. Churchill, VICE PRESIDENT
Thomas J. Silvia, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
Stanley N. Griffith, ASSISTANT
VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy  *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

UBI-PRO-0499  74571
1.701176.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

(fidelity_logo_graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CONTENTS


PERFORMANCE            A-2   How the fund has done over
                             time.

FUND TALK              A-4   The manager's review of fund
                             performance, strategy and
                             outlook.

INVESTMENT CHANGES     A-7   A summary of the major shifts
                             in the fund's investments
                             over the past six months.

INVESTMENTS            A-8   A complete list of the fund's
                             investments with their
                             market values.

FINANCIAL STATEMENTS   A-28  Statements of assets and
                             liabilities, operations, and
                             changes in net assets,  as
                             well as financial highlights.

NOTES                  A-32  Notes to the financial
                             statements.

REPORT OF INDEPENDENT  A-37  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          A-38

OF SPECIAL NOTE        A-39

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 28, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Spartan US Equity Index            19.50%       191.66%       444.37%

S&P 500 (registered trademark)     19.74%       194.91%       459.21%

S&P 500 Index Objective Funds      19.21%       188.79%       431.46%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 index objective funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 99 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 28, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

Spartan US Equity Index            19.50%       23.87%        18.46%

S&P 500                            19.74%       24.15%        18.78%

S&P 500 Index Objective Funds      19.21%       23.63%        18.17%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$100,000 OVER 10 YEARS
             Spartan U.S. Equity Index   S&P 500
             00650                       SP001
  1989/02/28     100000.00                   100000.00
  1989/03/31     102318.73                   102330.00
  1989/04/30     107708.66                   107640.93
  1989/05/31     112020.60                   112000.38
  1989/06/30     111284.29                   111361.98
  1989/07/31     121409.26                   121417.97
  1989/08/31     123669.30                   123797.76
  1989/09/30     123130.64                   123290.19
  1989/10/31     120311.55                   120429.86
  1989/11/30     122766.89                   122886.63
  1989/12/31     125588.63                   125835.91
  1990/01/31     117110.46                   117392.32
  1990/02/28     118601.13                   118906.68
  1990/03/31     121682.15                   122057.71
  1990/04/30     118677.65                   119006.26
  1990/05/31     130226.18                   130609.37
  1990/06/30     129286.59                   129721.23
  1990/07/31     128813.71                   129306.12
  1990/08/31     116991.60                   117616.85
  1990/09/30     111191.04                   111888.91
  1990/10/31     110714.23                   111407.79
  1990/11/30     117866.32                   118604.73
  1990/12/31     121025.04                   121913.80
  1991/01/31     126328.92                   127229.24
  1991/02/28     135297.31                   136326.13
  1991/03/31     138581.52                   139625.22
  1991/04/30     138872.86                   139960.33
  1991/05/31     144796.81                   146006.61
  1991/06/30     138173.53                   139319.51
  1991/07/31     144529.71                   145811.80
  1991/08/31     147952.27                   149267.54
  1991/09/30     145421.86                   146774.77
  1991/10/31     147391.01                   148741.55
  1991/11/30     141385.10                   142747.27
  1991/12/31     157527.71                   159077.55
  1992/01/31     154513.79                   156118.71
  1992/02/29     156523.07                   158148.25
  1992/03/31     153404.07                   155064.36
  1992/04/30     157853.50                   159623.26
  1992/05/31     158662.48                   160405.41
  1992/06/30     156232.24                   158015.37
  1992/07/31     162644.38                   164478.20
  1992/08/31     159285.64                   161106.40
  1992/09/30     161115.10                   163007.45
  1992/10/31     161524.80                   163577.98
  1992/11/30     167055.77                   169155.99
  1992/12/31     169112.45                   171236.60
  1993/01/31     170454.62                   172674.99
  1993/02/28     172725.97                   175023.37
  1993/03/31     176353.66                   178716.36
  1993/04/30     171989.04                   174391.43
  1993/05/31     176586.56                   179065.12
  1993/06/30     177011.38                   179584.41
  1993/07/31     176275.59                   178866.07
  1993/08/31     183002.86                   185645.09
  1993/09/30     181532.50                   184215.63
  1993/10/31     185232.93                   188028.89
  1993/11/30     183435.57                   186242.62
  1993/12/31     185677.29                   188496.15
  1994/01/31     191913.12                   194905.02
  1994/02/28     186644.91                   189623.09
  1994/03/31     178427.08                   181355.53
  1994/04/30     180703.87                   183676.88
  1994/05/31     183634.20                   186689.18
  1994/06/30     179151.72                   182115.29
  1994/07/31     185047.03                   188088.68
  1994/08/31     192470.74                   195800.31
  1994/09/30     187758.13                   191003.20
  1994/10/31     191930.53                   195300.78
  1994/11/30     184903.32                   188187.92
  1994/12/31     187706.07                   190978.75
  1995/01/31     192479.20                   195930.83
  1995/02/28     200027.40                   203566.25
  1995/03/31     205825.43                   209573.49
  1995/04/30     211856.69                   215745.43
  1995/05/31     220237.09                   224368.78
  1995/06/30     225302.16                   229580.86
  1995/07/31     232714.89                   237193.76
  1995/08/31     233276.46                   237789.12
  1995/09/30     243050.41                   247823.82
  1995/10/31     242147.71                   246939.09
  1995/11/30     252754.37                   257779.72
  1995/12/31     257492.27                   262744.55
  1996/01/31     266276.89                   271688.38
  1996/02/29     268786.79                   274206.93
  1996/03/31     271434.36                   276847.54
  1996/04/30     275213.51                   280928.28
  1996/05/31     282226.05                   288173.42
  1996/06/30     283384.14                   289271.36
  1996/07/31     270791.85                   276491.35
  1996/08/31     276452.60                   282322.55
  1996/09/30     291947.51                   298211.66
  1996/10/31     299957.20                   306436.34
  1996/11/30     322593.29                   329599.86
  1996/12/31     316029.81                   323070.49
  1997/01/31     335730.37                   343255.94
  1997/02/28     338310.20                   345947.06
  1997/03/31     324292.21                   331732.10
  1997/04/30     343554.11                   351536.50
  1997/05/31     364472.26                   372938.05
  1997/06/30     380647.26                   389645.67
  1997/07/31     410923.32                   420649.78
  1997/08/31     387889.77                   397084.98
  1997/09/30     408944.60                   418833.32
  1997/10/31     395356.82                   404844.29
  1997/11/30     413473.86                   423584.53
  1997/12/31     420449.31                   430857.48
  1998/01/31     425137.00                   435622.76
  1998/02/28     455546.86                   467039.87
  1998/03/31     478693.33                   490956.98
  1998/04/30     483480.84                   495896.01
  1998/05/31     474966.71                   487371.56
  1998/06/30     494216.02                   507168.59
  1998/07/31     488967.49                   501767.25
  1998/08/31     418295.45                   429221.74
  1998/09/30     445039.98                   456717.68
  1998/10/31     481177.28                   493867.10
  1998/11/30     510332.12                   523800.38
  1998/12/31     540187.77                   553981.76
  1999/01/31     562060.71                   577149.28
  1999/02/26     544365.75                   559211.48
IMATRL PRASUN   SHR__CHT 19990228 19990309 112456 R00000000000123

$100,000 OVER 10 YEARS: Let's say hypothetically that $100,000 was invested in Spartan US Equity Index Fund on February 28, 1989. As the chart shows, by February 28, 1999, the value of the investment would have grown to $544,366 - a 444.37% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $559,211 - a 459.21% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Frank Salerno)

An interview with Frank Salerno, Portfolio Manager of Spartan
U.S. Equity Index Fund for Bankers Trust, sub-adviser of the fund

Q. HOW DID THE FUND PERFORM, FRANK?

A. For the 12 months that ended February 28, 1999, the fund posted a total return of 19.50%. The fund's performance compares well with the 19.74% return for the Standard & Poor's 500 Index and the S&P 500 index objective funds average tracked by Lipper Inc., which returned 19.21% during the same period.

Q. HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT DURING THE
PERIOD?

A. During the first half of the 12-month period, fund performance suffered in response to extreme volatility and uncertainty in global markets. While financial conditions remained positive on the home front amidst low interest rates, consistently non-existent signs of inflation and strong consumer spending, U.S. investors became increasingly concerned about the impact of the Asian crisis and problems in emerging markets. During the six-month period that ended August 31, 1998, the fund and the S&P 500 posted total returns of -8.18% and -8.10%, respectively. This gloomy environment, however, was quickly reversed in the last few months of 1998 as the Federal Reserve Board stepped in and cut interest rates three times in an effort to restore confidence and liquidity to the markets. While the large-cap-oriented S&P 500 index enjoyed the bulk of the gains, by the end of 1998 the market had staged an impressive comeback. For the fourth consecutive calendar year, the S&P 500 barreled ahead with a 20%-plus gain. Despite some concerns over Brazil's currency devaluation and jitters about corporate earnings, the beat went on in 1999 as most U.S. stock indexes advanced.

Q. LET'S TALK ABOUT THE PERFORMANCE OF SOME OF THE FUND'S INDUSTRY SECTORS. AT APPROXIMATELY 20%, THE TECHNOLOGY SECTOR WAS THE FUND'S LARGEST INDUSTRY WEIGHTING AND CONTRIBUTED SIGNIFICANTLY TO
PERFORMANCE. WHY DID THIS SECTOR PERFORM SO WELL DURING THE PERIOD?

A. While technology companies such as Microsoft, Dell and Intel faced a host of challenges during the period, ranging from the Year 2000
(Y2K) problem to the Asian crisis, these stocks continued to surge ahead with strong financial results and impressive returns. Many computer software and hardware companies, as well as a range of other technology stocks, posted strong results as demand for computers remained solid and Internet commerce skyrocketed.

Q. THE SECOND LARGEST SECTOR WEIGHTING FOR THE INDEX AND FUND WAS
FINANCE. HOW DID THESE STOCKS PERFORM?

A. Financial stocks were among the best performers early in the period, spurred by a number of megamergers, such as Travelers Group with Citicorp, Nationsbank with BankAmerica and Norwest with Wells Fargo. In the third quarter of 1998, however, investors purged the majority of financial services shares, fearing not just an earnings stumble but a potential global financial meltdown. Nevertheless, it turned out that the selling was overdone as financial stocks were the primary beneficiaries following the three interest-rate cuts by the Federal Reserve Board.

Q. HEALTH CARE STOCKS PERFORMED WELL. CAN YOU PROVIDE SOME BACKGROUND ON THIS GROUP?

A. With the exception of HMOs and hospital stocks, the health care sector - at roughly 12% of the fund's investments - performed well. Investors continued to bid up prices for many drug, biotechnology and medical equipment stocks due to their favorable growth prospects. The major factors for the bullish outlook are an aging population with increasing demand for health care products and an increasing supply of innovative, effective and safe new drugs. Most importantly, the favorable business outlook for these companies was combined with strong corporate earnings.

Q. WE'VE TALKED ABOUT INDUSTRY SECTORS. CAN YOU TELL US ABOUT SOME SPECIFIC STOCKS THAT HELPED AND DETRACTED FROM FUND PERFORMANCE?

A. Microsoft, the fund's largest holding, essentially doubled in value during the period. Despite the negative publicity surrounding the Justice Department's antitrust suit, the stock performed extremely well in response to robust earnings growth. The fund's second-largest holding, General Electric, also contributed solidly to total return as the company produced strong earnings growth and a dividend increase. On the negative side, the fund held approximately 5% of its investments in energy stocks at the end of the period. With energy prices hitting a 12-year low, the majority of these stocks hurt fund performance. Energy service companies such as Schlumberger, which are the most sensitive to energy prices, were the most significant detractors.

Q. WHAT'S YOUR OUTLOOK, FRANK?

A. Since the beginning of this bull market that began sometime in 1990, the S&P 500 has risen nearly 300%. What makes this rally remarkable is that while the S&P 500 has risen approximately 100% over the past three years, the S&P 500's earnings have risen just 20% during that same time. This situation tells me that one of two things may be true. Either we are experiencing an unprecedented economic boom or we may be in the midst of a speculative bubble. While the market was helped by falling interest rates and the economy remained healthy last year, I think there are a number of hurdles that could trip up the market in 1999. First, with stock valuations at record high levels, any earnings disappointments could result in weakness for the broader market. Second, the possibility of deflation could hurt corporate profits and the markets. Finally, the potential Y2K computer glitch could make investors nervous. Whether none or all of the aforementioned scenarios have an impact on stock prices, it seems global excess capacity and ongoing weakness overseas could provide a difficult backdrop in which to produce significant earnings growth in 1999.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: total return that
corresponds to that of the
Standard & Poor's 500 Index

START DATE: February 17,
1988

SIZE: as of February 28,
1999, more than $15 billion

MANAGER: Frank Salerno,
since 1997

FRANK SALERNO ON CHANGES
TO THE S&P 500:

"The S&P 500 is an index of 500
stocks chosen to be a
representation of the broader
market. Periodically, companies will
be added or deleted from the index.
Usually, this is based on such events
as acquisitions, spin-offs or shifts
in asset size."
Here are some of the changes to the
index in the past few months
involving some well-known
companies:

(solid bullet) January 12, 1999: HBO & Co.
was removed and replaced by
McKesson HBOC after it was
acquired by McKesson.

NOTE TO SHAREHOLDERS:

On November 30, 1998, Bankers
Trust Corporation entered into an
Agreement and Plan of Merger
with Deutsche Bank AG. The
merger is contingent upon various
regulatory approvals. At a meeting
held on March 18, 1999, the fund's
Board of Trustees approved a new
sub-advisory agreement among
the fund, Fidelity Management &
Research Co. and Bankers Trust
or its successor by merger that
would be effective at the time of
the merger. This agreement will
be presented to the fund's
shareholders for approval.


INVESTMENT CHANGES





TOP TEN STOCKS AS OF FEBRUARY
28, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Microsoft Corp.                 3.7                      3.1

General Electric Co.            3.2                      3.4

Intel Corp.                     2.0                      1.6

Merck & Co., Inc.               1.9                      1.8

Wal-Mart Stores, Inc.           1.9                      1.7

Pfizer, Inc.                    1.7                      1.6

Exxon Corp.                     1.6                      2.1

International Business          1.6                      1.4
Machines Corp.

Coca-Cola Co. (The)             1.6                      2.1

Cisco Systems, Inc.             1.5                      1.1

TOP TEN MARKET SECTORS AS OF
FEBRUARY 28, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      19.4                     15.5

FINANCE                         15.9                     16.4

HEALTH                          12.3                     12.4

UTILITIES                       11.1                     10.9

NONDURABLES                     8.3                      9.8

RETAIL & WHOLESALE              6.5                      5.8

INDUSTRIAL MACHINERY &          5.2                      5.7
EQUIPMENT

ENERGY                          5.1                      7.2

MEDIA & LEISURE                 4.8                      4.4

BASIC INDUSTRIES                3.3                      4.0




INVESTMENTS FEBRUARY 28, 1999

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 97.8%

                                 SHARES                   VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 1.5%

AEROSPACE & DEFENSE - 1.2%

AlliedSignal, Inc.                844,541                 $ 34,943

Boeing Co.                        1,536,171                54,630

Goodrich (B.F.) Co.               106,519                  3,635

Lockheed Martin Corp.             593,230                  22,357

Rockwell International Corp.      294,161                  13,072

Textron, Inc.                     238,489                  18,602

United Technologies Corp.         353,578                  43,799

                                                           191,038

DEFENSE ELECTRONICS - 0.2%

Northrop Grumman Corp.            115,268                  7,183

Raytheon Co. Class B              522,936                  27,944

                                                           35,127

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.            193,742                  11,709

TOTAL AEROSPACE & DEFENSE                                  237,874

BASIC INDUSTRIES - 3.3%

CHEMICALS & PLASTICS - 1.7%

Air Products & Chemicals,         341,740                  10,978
Inc.

Ashland, Inc.                     91,924                   4,091

Avery Dennison Corp.              169,991                  9,126

Dow Chemical Co.                  340,051                  33,453

du Pont (E.I.) de Nemours &       1,721,015                88,310
Co.

Eastman Chemical Co.              115,727                  5,461

Engelhard Corp.                   204,693                  3,646

FMC Corp. (a)                     51,072                   2,614

Great Lakes Chemical Corp.        87,411                   3,404

Hercules, Inc.                    182,771                  5,060

Monsanto Co.                      958,752                  43,683

Morton International, Inc.        231,057                  8,347

Nalco Chemical Co.                105,957                  2,980

PPG Industries, Inc.              265,023                  13,798

Praxair, Inc.                     237,310                  8,291

Raychem Corp.                     140,412                  3,203

Rohm & Haas Co.                   247,383                  7,731

Sealed Air Corp. (a)              130,405                  6,618

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

CHEMICALS & PLASTICS -
CONTINUED

Union Carbide Corp.               226,902                 $ 9,984

W.R. Grace & Co. (a)              110,658                  1,487

                                                           272,265

IRON & STEEL - 0.2%

Aeroquip-Vickers, Inc.            41,933                   2,374

Allegheny Teledyne, Inc.          279,540                  5,766

Bethlehem Steel Corp. (a)         187,226                  1,650

Nucor Corp.                       126,811                  5,651

USX-U.S. Steel Group              177,025                  4,481

Worthington Industries, Inc.      126,606                  1,606

                                                           21,528

METALS & MINING - 0.3%

Alcan Aluminium Ltd.              326,632                  7,929

Alcoa, Inc.                       547,218                  22,162

ASARCO, Inc.                      66,211                   935

Cyprus Amax Minerals Co.          201,370                  2,265

Freeport-McMoRan Copper &         188,465                  1,779
Gold, Inc. Class B

Inco Ltd.                         210,767                  2,642

Phelps Dodge Corp.                90,223                   4,376

Reynolds Metals Co.               126,032                  5,388

                                                           47,476

PACKAGING & CONTAINERS - 0.2%

Ball Corp.                        37,607                   1,575

Bemis Co., Inc.                   69,234                   2,358

Corning, Inc.                     355,385                  19,013

Crown Cork & Seal Co., Inc.       209,119                  5,803

Owens-Illinois, Inc. (a)          227,491                  5,446

Tupperware Corp.                  87,582                   1,533

                                                           35,728

PAPER & FOREST PRODUCTS - 0.9%

Boise Cascade Corp.               98,826                   3,070

Champion International Corp.      144,845                  5,359

Fort James Corp.                  335,565                  10,025

Georgia-Pacific Corp.             138,309                  10,131

International Paper Co.           479,102                  20,122

Kimberly-Clark Corp.              849,740                  40,150

Louisiana-Pacific Corp.           182,284                  3,349

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS -
CONTINUED

Mead Corp.                        152,144                 $ 4,631

Potlatch Corp.                    41,416                   1,437

Temple-Inland, Inc.               80,871                   4,847

Union Camp Corp.                  102,623                  6,863

Westvaco Corp.                    143,820                  3,218

Weyerhaeuser Co.                  298,266                  16,628

Willamette Industries, Inc.       161,301                  5,877

                                                           135,707

TOTAL BASIC INDUSTRIES                                     512,704

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.2%

Armstrong World Industries,       62,807                   3,089
Inc.

Crane Co.                         99,186                   2,721

Fortune Brands, Inc.              275,889                  8,311

Masco Corp.                       521,504                  13,689

Owens-Corning                     77,574                   2,468

Sherwin-Williams Co.              256,070                  6,162

                                                           36,440

CONSTRUCTION - 0.1%

Centex Corp.                      89,556                   3,297

Fleetwood Enterprises, Inc.       47,652                   1,546

Kaufman & Broad Home Corp.        66,778                   1,503

Pulte Corp.                       69,126                   1,663

                                                           8,009

ENGINEERING - 0.0%

EG & G, Inc.                      71,658                   1,899

Fluor Corp.                       115,029                  4,048

Foster Wheeler Corp.              60,386                   755

                                                           6,702

TOTAL CONSTRUCTION & REAL                                  51,151
ESTATE

DURABLES - 2.5%

AUTOS, TIRES, & ACCESSORIES -
1.8%

AutoZone, Inc. (a)                235,935                  8,258

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

Cooper Tire & Rubber Co.          141,804                 $ 2,801

Cummins Engine Co., Inc.          61,025                   2,502

Dana Corp.                        268,321                  10,129

Danaher Corp.                     196,600                  9,486

Eaton Corp.                       110,563                  7,670

Ford Motor Co.                    1,723,532                102,227

General Motors Corp.              1,002,584                82,776

Genuine Parts Co.                 286,260                  8,570

Goodyear Tire & Rubber Co.        232,192                  10,739

ITT Industries, Inc.              172,184                  6,726

Johnson Controls, Inc.            128,668                  7,913

NACCO Industries, Inc. Class A    9,614                    846

Navistar International Corp.      76,256                   3,279
(a)

PACCAR, Inc.                      124,447                  5,211

Pep Boys-Manny, Moe & Jack        84,900                   1,549

Snap-On, Inc.                     89,941                   2,541

TRW, Inc.                         210,112                  9,928

                                                           283,151

CONSUMER DURABLES - 0.3%

Minnesota Mining &                608,574                  45,073
Manufacturing Co.

CONSUMER ELECTRONICS - 0.2%

Black & Decker Corp.              147,252                  7,179

Maytag Corp.                      140,857                  7,897

Newell Co.                        281,474                  11,963

Whirlpool Corp.                   109,238                  4,752

                                                           31,791

TEXTILES & APPAREL - 0.2%

Fruit of the Loom, Inc. Class     98,147                   1,245
A (a)

Liz Claiborne, Inc.               95,425                   3,215

NIKE, Inc. Class B                306,338                  16,427

Reebok International Ltd. (a)     72,827                   1,174

Russell Corp.                     52,433                   1,022

Springs Industries, Inc.          17,530                   583
Class A

VF Corp.                          181,056                  8,713

                                                           32,379

TOTAL DURABLES                                             392,394

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

ENERGY - 5.1%

ENERGY SERVICES - 0.5%

Baker Hughes, Inc.                467,406                 $ 8,413

Halliburton Co.                   711,579                  20,102

Helmerich & Payne, Inc.           75,920                   1,238

McDermott International, Inc.     88,175                   1,758

Rowan Companies, Inc. (a)         129,119                  1,114

Schlumberger Ltd.                 836,400                  40,618

                                                           73,243

OIL & GAS - 4.6%

Amerada Hess Corp.                134,267                  6,092

Anadarko Petroleum Corp.          223,908                  6,157

Apache Corp.                      149,417                  2,979

Atlantic Richfield Co.            476,164                  26,010

Burlington Resources, Inc.        299,505                  9,696

Chevron Corp.                     978,115                  75,193

Coastal Corp. (The)               322,928                  10,334

Exxon Corp.                       3,725,282                247,964

Kerr-McGee Corp.                  107,609                  3,074

Mobil Corp.                       1,196,045                99,496

Occidental Petroleum Corp.        549,442                  8,276

Oryx Energy Co. (a)               153,929                  1,597

Phillips Petroleum Co.            377,660                  14,611

Royal Dutch Petroleum Co. (NY     3,292,638                144,464
Registry Gilder 1.25)

Sunoco, Inc.                      129,151                  3,931

Texaco, Inc.                      850,698                  39,611

Union Pacific Resources           392,963                  3,512
Group, Inc.

Unocal Corp.                      384,503                  10,838

USX-Marathon Group                422,985                  8,751

                                                           722,586

TOTAL ENERGY                                               795,829

FINANCE - 15.9%

BANKS - 6.8%

Bank of New York Co., Inc.        1,217,558                42,538

Bank One Corp.                    1,831,724                98,455

BankAmerica Corp.                 2,629,103                171,713

BankBoston Corp.                  483,500                  19,552

Bankers Trust Corp.               67,737                   5,893

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

BB&T Corp.                        417,500                 $ 15,813

Capital One Financial Corp.       101,800                  12,992

Chase Manhattan Corp.             1,317,058                104,871

Comerica, Inc.                    227,431                  15,067

Fifth Third Bancorp               423,389                  27,970

First Union Corp.                 1,555,383                82,921

Firstar Corp.                     374,100                  31,331

Huntington Bancshares, Inc.       291,936                  9,269

KeyCorp                           661,016                  21,318

Mellon Bank Corp.                 418,744                  28,318

Mercantile Bancorp., Inc.         218,800                  9,983

Morgan (JP) & Co., Inc.           279,990                  31,201

National City Corp.               525,704                  36,734

Northern Trust Corp.              162,200                  14,497

PNC Financial Corp.               482,514                  25,121

Regions Financial Corp.           312,100                  11,860

Republic of New York Corp.        148,626                  6,735

SouthTrust Corp.                  242,200                  9,703

State Street Corp.                232,363                  17,819

Summit Bancorp                    264,300                  10,209

SunTrust Banks, Inc.              519,131                  35,268

Synovus Finanical Corp.           369,450                  8,798

U.S. Bancorp                      1,162,896                37,576

Union Planters Corp.              191,300                  8,644

Wachovia Corp.                    296,635                  25,233

Wells Fargo & Co.                 2,525,704                92,820

                                                           1,070,222

CREDIT & OTHER FINANCE - 2.9%

American Express Co.              704,219                  76,408

Associates First Capital          1,043,384                42,387
Corp. Class A

Citigroup, Inc.                   3,458,504                203,187

Countrywide Credit                173,543                  6,573
Industries, Inc.

Fleet Financial Group, Inc.       882,776                  37,904

Household International, Inc.     740,062                  30,065

MBNA Corp.                        1,235,344                29,957

Providian Financial Corp.         222,055                  22,677

Transamerica Corp.                183,038                  13,282

                                                           462,440

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

FEDERAL SPONSORED CREDIT - 1.1%

Fannie Mae                        1,574,135               $ 110,189

Freddie Mac                       1,030,675                60,681

SLM Holding Corp.                 246,100                  10,552

                                                           181,422

INSURANCE - 3.5%

Aetna, Inc.                       232,432                  17,214

Allstate Corp.                    1,269,544                47,608

American General Corp.            373,994                  27,395

American International Group,     1,887,904                215,103
Inc.

Aon Corp.                         273,653                  16,128

Chubb Corp. (The)                 245,876                  14,691

CIGNA Corp.                       324,783                  25,495

Cincinnati Financial Corp.        241,300                  8,461

Conseco, Inc.                     499,874                  14,965

Hartford Financial Services       351,058                  18,979
Group, Inc.

Jefferson-Pilot Corp.             156,059                  10,583

Lincoln National Corp.            156,212                  14,791

Loews Corp.                       166,010                  12,980

Marsh & McLennan Companies,       400,774                  28,380
Inc.

MBIA, Inc.                        138,004                  8,496

MGIC Investment Corp.             165,038                  5,622

Progressive Corp.                 122,971                  15,802

Provident Companies, Inc.         195,800                  6,412

SAFECO Corp.                      207,009                  8,319

St. Paul Companies, Inc. (The)    357,378                  11,570

Torchmark Corp.                   202,177                  6,722

UNUM Corp.                        221,832                  9,927

                                                           545,643

SAVINGS & LOANS - 0.3%

Golden West Financial Corp.       76,178                   7,156

Washington Mutual, Inc.           938,931                  37,557

                                                           44,713

SECURITIES INDUSTRY - 1.3%

Bear Stearns Companies, Inc.      175,665                  7,521

Franklin Resources, Inc.          408,000                  12,980

Lehman Brothers Holdings,         189,800                  10,059
Inc.

Merrill Lynch & Co., Inc.         527,185                  40,461

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - CONTINUED

Morgan Stanley, Dean Witter &     882,780                 $ 79,892
Co.

Schwab (Charles) Corp.            624,897                  46,594

                                                           197,507

TOTAL FINANCE                                              2,501,947

HEALTH - 12.3%

DRUGS & PHARMACEUTICALS - 8.6%

Allergan, Inc.                    112,877                  9,199

ALZA Corp. Class A. (a)           149,751                  7,853

American Home Products Corp.      1,980,636                117,848

Amgen, Inc. (a)                   394,546                  49,269

Bristol-Myers Squibb Co.          1,538,945                193,811

Lilly (Eli) & Co.                 1,663,452                157,508

Merck & Co., Inc.                 3,643,594                297,864

Pfizer, Inc.                      2,001,047                264,013

Pharmacia & Upjohn, Inc.          796,876                  43,430

Schering-Plough Corp.             2,235,204                125,032

Sigma-Aldrich Corp.               147,015                  3,878

Warner-Lambert Co.                1,278,758                88,314

                                                           1,358,019

MEDICAL EQUIPMENT & SUPPLIES
- 3.3%

Abbott Laboratories               2,310,938                107,314

Bard (C.R.), Inc.                 84,074                   4,740

Bausch & Lomb, Inc.               83,869                   5,058

Baxter International, Inc.        441,212                  31,050

Becton, Dickinson & Co.           391,912                  13,129

Biomet, Inc.                      171,631                  6,297

Boston Scientific Corp. (a)       583,630                  15,466

Cardinal Health, Inc.             404,428                  29,195

Guidant Corp.                     449,794                  25,638

Johnson & Johnson                 2,062,021                176,045

Mallinckrodt, Inc.                107,710                  3,332

McKesson HBOC, Inc.               421,274                  28,647

Medtronic, Inc.                   904,748                  63,898

Millipore Corp.                   64,443                   1,796

Pall Corp.                        184,313                  3,905

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

St. Jude Medical, Inc. (a)        116,094                 $ 2,917

U.S. Surgical Corp. rights        289                      -
6/30/00 (a)

                                                           518,427

MEDICAL FACILITIES MANAGEMENT
- 0.4%

Columbia/HCA Healthcare Corp.     947,733                  16,941

HCR Manor Care, Inc. (a)          159,900                  3,578

HEALTHSOUTH Corp. (a)             676,627                  7,866

Humana, Inc. (a)                  252,406                  4,417

Tenet Healthcare Corp. (a)        454,148                  8,941

United HealthCare Corp.           286,321                  14,119

                                                           55,862

TOTAL HEALTH                                               1,932,308

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.2%

ELECTRICAL EQUIPMENT - 3.7%

Emerson Electric Co.              702,765                  40,365

General Electric Co.              5,011,450                502,711

General Instrument Corp. (a)      242,784                  7,101

Grainger (W.W.), Inc.             139,750                  6,219

Harris Corp.                      140,882                  4,385

Honeywell, Inc.                   187,388                  13,105

Scientific-Atlanta, Inc.          115,823                  3,757

                                                           577,643

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.2%

Briggs & Stratton Corp.           35,346                   1,725

Case Corp.                        134,404                  2,621

Caterpillar, Inc.                 554,456                  25,262

Cooper Industries, Inc.           190,668                  8,342

Deere & Co.                       363,333                  11,876

Dover Corp.                       329,904                  11,217

Harnischfeger Industries,         65,667                   505
Inc.

Illinois Tool Works, Inc.         381,458                  26,225

Ingersoll-Rand Co.                247,004                  11,733

Milacron, Inc.                    49,470                   881

Parker-Hannifin Corp.             172,821                  6,416

Stanley Works                     128,585                  3,126

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Tenneco, Inc.                     253,881                 $ 7,601

Timken Co.                        78,835                   1,394

Tyco International Ltd.           1,010,535                75,222

                                                           194,146

POLLUTION CONTROL - 0.3%

Browning-Ferris Industries,       250,889                  7,903
Inc.

Waste Management, Inc.            937,119                  45,802

                                                           53,705

TOTAL INDUSTRIAL MACHINERY &                               825,494
EQUIPMENT

MEDIA & LEISURE - 4.8%

BROADCASTING - 2.0%

CBS Corp.                         1,068,770                39,411

Clear Channel Communications,     411,242                  24,675
Inc. (a)

Comcast Corp. Class A             515,219                  36,548
(special)

MediaOne Group, Inc.              956,149                  52,110

Tele-Communications, Inc.         720,448                  45,253
(TCI Group) Series A (a)

Time Warner, Inc.                 1,720,396                110,966

                                                           308,963

ENTERTAINMENT - 1.2%

Carnival Corp.                    935,800                  41,643

Disney (Walt) Co.                 3,128,079                110,069

King World Productions, Inc.      95,066                   2,513
(a)

Viacom, Inc. Class B              430,233                  38,022
(non-vtg.) (a)

                                                           192,247

LEISURE DURABLES & TOYS - 0.1%

Brunswick Corp.                   130,016                  2,771

Hasbro, Inc.                      193,774                  7,170

Mattel, Inc.                      488,430                  12,882

                                                           22,823

LODGING & GAMING - 0.1%

Harrah's Entertainment, Inc.      190,970                  3,187
(a)

Hilton Hotels Corp.               402,488                  6,364

Mirage Resorts, Inc. (a)          278,709                  5,435

                                                           14,986

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.6%

American Greetings Corp.          103,735                 $ 2,457
Class A

Dow Jones & Co., Inc.             109,850                  5,163

Gannet, Inc.                      427,040                  27,117

Harcourt General, Inc.            82,483                   3,779

Knight-Ridder, Inc.               113,944                  5,719

McGraw-Hill Companies, Inc.       147,662                  16,160

Meredith Corp.                    66,549                   2,246

New York Times Co. (The)          277,184                  8,593
Class A

Times Mirror Co. Class A          97,610                   5,448

Tribune Co.                       175,938                  11,667

                                                           88,349

RESTAURANTS - 0.8%

Darden Restaurants, Inc.          208,595                  4,589

Marriott International, Inc.      367,358                  13,225
Class A

McDonald's Corp.                  1,036,182                88,075

Tricon Global Restaurants,        232,045                  14,387
Inc. (a)

Wendy's International, Inc.       188,181                  4,505

                                                           124,781

TOTAL MEDIA & LEISURE                                      752,149

NONDURABLES - 8.3%

AGRICULTURE - 0.0%

Pioneer Hi-Bred                   281,787                  6,604
International, Inc.

BEVERAGES - 2.8%

Anheuser-Busch Companies,         731,374                  56,087
Inc.

Brown-Forman Corp. Class B        68,352                   4,507

Coca-Cola Co. (The)               3,804,717                243,264

Coca-Cola Enterprises, Inc.       606,200                  18,792

Coors (Adolph) Co. Class B        52,280                   3,114

PepsiCo, Inc.                     2,223,353                83,654

Seagram Co. Ltd.                  569,523                  26,402

                                                           435,820

FOODS - 1.6%

Archer-Daniels-Midland Co.        896,602                  13,561

Bestfoods                         433,700                  20,357

Campbell Soup Co.                 686,172                  27,576

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

FOODS - CONTINUED

ConAgra, Inc.                     752,588                 $ 22,672

General Mills, Inc.               251,888                  20,324

Heinz (H.J.) Co.                  581,384                  31,649

Hershey Foods Corp.               178,271                  11,097

Kellogg Co.                       598,946                  22,161

Quaker Oats Co.                   205,471                  11,224

Ralston Purina Co.                454,630                  12,247

Sara Lee Corp.                    1,359,688                36,967

Sysco Corp.                       500,896                  14,150

Wrigley (Wm.) Jr. Co.             135,919                  12,640

                                                           256,625

HOUSEHOLD PRODUCTS - 2.8%

Alberto-Culver Co. Class B        67,212                   1,613

Avon Products, Inc.               416,610                  17,341

Clorox Co.                        194,991                  23,070

Colgate-Palmolive Co.             439,708                  37,320

Gillette Co.                      1,694,848                90,886

International Flavors &           155,639                  6,410
Fragrances, Inc.

Procter & Gamble Co.              2,022,602                181,023

Rubbermaid, Inc.                  253,338                  8,376

Unilever NV (NY shares)           961,216                  69,628

                                                           435,667

TOBACCO - 1.1%

Philip Morris Companies, Inc.     3,712,147                145,238

RJR Nabisco Holdings Corp.        512,700                  14,003

UST, Inc.                         282,044                  8,338

                                                           167,579

TOTAL NONDURABLES                                          1,302,295

PRECIOUS METALS - 0.1%

Barrick Gold Corp.                580,349                  10,258

Battle Mountain Gold Co.          287,395                  970

Homestake Mining Co.              306,340                  2,814

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

PRECIOUS METALS - CONTINUED

Newmont Mining Corp.              296,978                 $ 5,123

Placer Dome, Inc.                 320,673                  3,509

                                                           22,674

RETAIL & WHOLESALE - 6.5%

APPAREL STORES - 0.5%

Gap, Inc.                         867,581                  56,122

Limited, Inc. (The)               324,778                  11,530

TJX Companies, Inc.               495,330                  14,148

                                                           81,800

DRUG STORES - 0.6%

CVS Corp.                         567,296                  30,067

Longs Drug Stores Corp.           64,280                   2,326

Rite Aid Corp.                    413,996                  17,129

Walgreen Co.                      1,480,756                47,384

                                                           96,906

GENERAL MERCHANDISE STORES -
3.1%

Consolidated Stores Corp. (a)     165,800                  4,176

Costco Companies, Inc. (a)        340,916                  27,380

Dayton Hudson Corp.               690,194                  43,180

Dillards, Inc. Class A            162,100                  4,032

Dollar General Corp.              332,200                  9,945

Federated Department Stores,      312,118                  11,880
Inc. (a)

K mart Corp. (a)                  708,253                  12,394

Kohls Corp. (a)                   236,600                  16,325

May Department Stores Co.         354,779                  21,021
(The)

Nordstrom, Inc.                   226,760                  9,127

Penney (J.C.) Co., Inc.           422,710                  15,270

Sears, Roebuck & Co.              573,664                  23,305

Wal-Mart Stores, Inc.             3,396,013                293,331

                                                           491,366

GROCERY STORES - 0.9%

Albertson's, Inc.                 382,224                  21,787

American Stores Co.               402,899                  13,598

Great Atlantic & Pacific Tea,     57,945                   1,829
Inc.

Kroger Co. (a)                    417,193                  26,987

Meyer (Fred), Inc. (a)            239,300                  15,375

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - CONTINUED

Safeway, Inc. (a)                 747,300                 $ 43,157

Supervalu, Inc.                   178,256                  4,289

Winn-Dixie Stores, Inc.           211,958                  9,286

                                                           136,308

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.4%

Circuit City Stores, Inc. -       152,627                  8,280
Circuit City Group

Home Depot, Inc.                  2,309,596                137,854

IKON Office Solutions, Inc.       199,712                  2,821

Lowe's Companies, Inc.            528,820                  31,366

Staples, Inc. (a)                 730,950                  21,494

Tandy Corp.                       147,816                  8,222

Toys R Us, Inc. (a)               409,772                  5,788

                                                           215,825

TOTAL RETAIL & WHOLESALE                                   1,022,205

SERVICES - 0.6%

ADVERTISING - 0.2%

Interpublic Group of              197,090                  14,745
Companies, Inc.

Omnicom Group, Inc.               249,100                  16,503

                                                           31,248

LEASING & RENTAL - 0.0%

Ryder Systems, Inc.               157,398                  4,250

PRINTING - 0.1%

Deluxe Corp.                      130,425                  4,418

Donnelley (R.R.) & Sons Co.       199,525                  6,834

Moore Corp. Ltd.                  115,158                  1,211

                                                           12,463

SERVICES - 0.3%

Block (H&R), Inc.                 172,583                  7,831

Cendant Corp. (a)                 1,257,658                20,830

Dun & Bradstreet Corp.            248,698                  8,518

Ecolab, Inc.                      160,900                  6,416

Jostens, Inc.                     48,025                   1,126

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - CONTINUED

National Service Industries,      78,020                  $ 2,506
Inc.

Service Corp. International       377,741                  5,808

                                                           53,035

TOTAL SERVICES                                             100,996

TECHNOLOGY - 19.4%

COMMUNICATIONS EQUIPMENT - 3.6%

3Com Corp. (a)                    530,344                  16,673

Andrew Corp. (a)                  133,032                  2,012

Ascend Communications, Inc.       320,500                  24,658
(a)

Cabletron Systems, Inc. (a)       238,686                  1,939

Cisco Systems, Inc. (a)           2,425,566                237,251

Lucent Technologies, Inc.         2,020,856                205,243

Northern Telecom Ltd.             1,015,415                59,128

Tellabs, Inc. (a)                 295,240                  23,638

                                                           570,542

COMPUTER SERVICES & SOFTWARE
- 6.6%

Adobe Systems, Inc.               109,982                  4,427

America Online, Inc.              1,423,800                126,629

Autodesk, Inc.                    93,101                   3,736

Automatic Data Processing,        961,478                  38,219
Inc.

BMC Software, Inc.                334,600                  13,677

Ceridian Corp. (a)                99,720                   7,142

Computer Associates               828,466                  34,796
International, Inc.

Computer Sciences Corp.           231,678                  15,436

Compuware Corp. (a)               299,000                  16,725

Electronic Data Systems Corp.     769,200                  35,768

Equifax, Inc.                     200,133                  7,555

First Data Corp.                  646,436                  24,726

IMS Health, Inc.                  501,726                  17,811

Microsoft Corp. (a)               3,824,136                574,095

Momentum Business                 7,322                    63
Applications Inc (a)

Novell, Inc. (a)                  568,977                  11,024

Oracle Corp. (a)                  1,488,867                83,190

Parametric Technology Corp.       456,632                  7,021
(a)

Paychex, Inc.                     259,000                  10,975

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

PeopleSoft, Inc.                  369,100                 $ 6,967

Shared Medical Systems Corp.      34,888                   1,779

                                                           1,041,761

COMPUTERS & OFFICE EQUIPMENT
- 5.5%

Apple Computer, Inc. (a)          213,069                  7,417

Compaq Computer Corp.             2,614,102                92,147

Data General Corp. (a)            71,588                   989

Dell Computer Corp. (a)           1,933,128                154,892

EMC Corp. (a)                     771,748                  79,008

Gateway 2000, Inc. (a)            228,400                  16,602

Hewlett-Packard Co.               1,582,780                105,156

International Business            1,441,158                244,997
Machines Corp.

Pitney Bowes, Inc.                408,542                  25,815

Seagate Technology, Inc. (a)      381,195                  11,031

Silicon Graphics, Inc. (a)        249,855                  3,982

Sun Microsystems, Inc. (a)        584,030                  56,833

Unisys Corp. (a)                  364,908                  10,879

Xerox Corp.                       1,034,250                57,078

                                                           866,826

ELECTRONIC INSTRUMENTS - 0.3%

Applied Materials, Inc. (a)       548,864                  30,531

KLA-Tencor Corp. (a)              147,628                  7,649

Perkin-Elmer Corp.                75,248                   7,130

Tektronix, Inc.                   69,917                   1,363

Thermo Electron Corp. (a)         215,024                  2,970

                                                           49,643

ELECTRONICS - 3.2%

Advanced Micro Devices, Inc.      203,201                  3,632
(a)

AMP, Inc.                         362,065                  19,257

Intel Corp.                       2,554,599                306,392

LSI Logic Corp. (a)               188,413                  4,887

Micron Technology, Inc. (a)       373,464                  21,521

Motorola, Inc.                    926,827                  65,110

National Semiconductor Corp.      242,976                  2,551
(a)

Solectron Corp. (a)               381,000                  17,026

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Texas Instruments, Inc.           583,010                 $ 51,997

Thomas & Betts Corp.              68,798                   2,868

                                                           495,241

PHOTOGRAPHIC EQUIPMENT - 0.2%

Eastman Kodak Co.                 498,552                  32,998

Polaroid Corp.                    72,952                   1,742

                                                           34,740

TOTAL TECHNOLOGY                                           3,058,753

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.3%

AMR Corp. (a)                     270,786                  15,012

Delta Air Lines, Inc.             232,440                  14,135

Southwest Airlines Co.            499,008                  15,033

US Airways Group, Inc. (a)        134,286                  6,362

                                                           50,542

RAILROADS - 0.4%

Burlington Northern Santa Fe      733,814                  24,308
Corp.

CSX Corp.                         319,325                  12,534

Norfolk Southern Corp.            562,119                  15,774

Union Pacific Corp.               388,751                  18,223

                                                           70,839

TRUCKING & FREIGHT - 0.2%

FDX Corp. (a)                     235,358                  22,477

Laidlaw, Inc.                     462,994                  3,562

                                                           26,039

TOTAL TRANSPORTATION                                       147,420

UTILITIES - 11.1%

CELLULAR - 0.7%

AirTouch Communications, Inc.     889,858                  81,033
(a)

Nextel Communications, Inc.       420,500                  12,641
Class A (a)

Sprint Corp. Series 1 (PCS        671,587                  21,491
Group)

                                                           115,165

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - 2.1%

AES Corp. (a)                     256,600                 $ 9,542

Ameren Corp.                      191,524                  7,146

American Electric Power Co.,      306,394                  12,754
Inc.

Baltimore Gas & Electric Co.      194,288                  4,979

Carolina Power & Light Co.        197,928                  7,892

Central & South West Corp.        317,693                  7,883

CINergy Corp.                     210,851                  6,154

Consolidated Edison, Inc.         357,236                  16,701

Dominion Resources, Inc.          341,834                  13,203

DTE Energy Co.                    228,410                  9,022

Duke Energy Corp.                 582,684                  33,140

Edison International              535,930                  13,666

Entergy Corp.                     418,641                  11,827

FirstEnergy Corp.                 312,328                  9,136

FPL Group, Inc.                   310,231                  15,958

GPU, Inc.                         159,969                  6,379

New Century Energies, Inc.        160,000                  6,490

Niagara Mohawk Power Corp. (a)    187,049                  2,736

Northern States Power Co.         180,416                  4,657

PacifiCorp                        517,291                  9,279

PECO Energy Co.                   390,456                  13,837

PG&E Corp.                        625,545                  19,705

PP&L Resources, Inc.              204,887                  5,225

Public Service Enterprise         345,321                  13,122
Group, Inc.

Reliant Energy, Inc.              410,555                  11,008

Southern Co.                      1,128,469                28,282

Texas Utilities Co.               462,399                  19,623

Unicom Corp.                      342,314                  12,174

                                                           331,520

GAS - 0.6%

Columbia Gas System, Inc.         121,051                  6,113

Consolidated Natural Gas Co.      145,803                  8,010

Eastern Enterprises Co.           54,734                   2,104

Enron Corp.                       513,928                  33,405

NICOR, Inc.                       75,608                   2,887

ONEOK, Inc.                       47,034                   1,267

Peoples Energy Corp.              61,681                   2,093

Sempra Energy                     337,363                  7,085

COMMON STOCKS - CONTINUED

                                 SHARES                   VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

GAS - CONTINUED

Sonat, Inc.                       159,975                 $ 4,049

Williams Companies, Inc.          642,602                  23,776

                                                           90,789

TELEPHONE SERVICES - 7.7%

ALLTEL Corp.                      387,205                  23,184

Ameritech Corp.                   1,719,816                112,433

AT&T Corp.                        2,707,151                222,325

Bell Atlantic Corp.               2,393,158                137,457

BellSouth Corp.                   3,027,198                140,008

Frontier Corp.                    273,711                  9,836

GTE Corp.                         1,470,848                95,421

MCI WorldCom, Inc. (a)            2,833,058                233,727

SBC Communications, Inc.          2,952,212                156,098

Sprint Corp. (FON Group)          529,475                  45,436

U.S. WEST, Inc.                   729,586                  38,896

                                                           1,214,821

TOTAL UTILITIES                                            1,752,295

TOTAL COMMON STOCKS                                        15,408,488
(Cost $8,936,365)



U.S. TREASURY OBLIGATIONS -
2.2%

                                   PRINCIPAL AMOUNT (000S)

U.S. Treasury Bills, yield at     $ 341,118                 339,048
date of purchase 4.17% to
4.72% 3/4/99 to 4/22/99 (b)
(Cost $339,179)

TOTAL INVESTMENT IN                                        $ 15,747,536
SECURITIES - 100%
(Cost $9,275,544)

FUTURES CONTRACTS

                           EXPIRATION DATE      UNDERLYING FACE AMOUNT (000S)                UNREALIZED GAIN/(LOSS) (000S)

PURCHASED

1,111 S&P 500 Stock Index  Mar. 1999            $ 343,160                                    $ 8,190
Contracts

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT IN SECURITIES - 2.2%

LEGEND
(a) Non-income producing

(b) Security or a portion of the security was pledged to cover margin requirements for future contracts. At the period end, the value of securities pledged amounted to $24,700,000.

INCOME TAX INFORMATION

At February 28, 1999, the aggregate cost of investment securities for income tax purposes was $9,313,010,000. Net unrealized appreciation aggregated $6,434,526,000, of which $6,862,225,000 related to appreciated investment securities and $427,699,000 related to depreciated investment securities.

The fund hereby designates approximately $96,796,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNTS)                           FEBRUARY
                                             28, 1999

ASSETS

Investment in securities, at             $ 15,747,536
value (cost $9,275,544) -
See accompanying schedule

Cash                                      874

Receivable for fund shares                39,438
sold

Dividends receivable                      20,152

Interest receivable                       92

Other receivables                         27

Investment of cash collateral             546,061
received for securities
loaned

 TOTAL ASSETS                             16,354,180

LIABILITIES

Payable for investments        $ 9,671
purchased

Payable for fund shares         27,935
redeemed

Accrued management fee          223

Payable for daily variation     1,808
on futures contracts

Other payables and accrued      2,794
expenses

Collateral on securities        546,061
loaned, at value

 TOTAL LIABILITIES                        588,492

NET ASSETS                               $ 15,765,688

Net Assets consist of:

Paid in capital                          $ 9,246,522

Undistributed net investment              32,602
income

Accumulated undistributed net             6,382
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               6,480,182
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 355,852                  $ 15,765,688
shares outstanding

NET ASSET VALUE, offering                 $44.30
price and redemption price
per share ($15,765,688
(divided by) 355,852 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS           YEAR
                               ENDED FEBRUARY 28, 1999

INVESTMENT INCOME                            $ 185,140
Dividends

Interest (including income on                 12,585
securities loaned of $949)

 TOTAL INCOME                                 197,725

EXPENSES

Management fee and               $ 31,837
sub-advisory fee

Transfer agent fees               21,465

Accounting fees                   871

Non-interested trustees'          58
compensation

Registration fees                 995

Audit                             86

Legal                             69

Interest                          23

Reports to shareholders           214

Miscellaneous                     41

 Total expenses before            55,659
reductions

 Expense reductions               (31,744)    23,915

NET INVESTMENT INCOME                         173,810

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            16,085

 Foreign currency transactions    3

 Futures contracts                5,302       21,390

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            2,117,686

 Futures contracts                (1,119)     2,116,567

NET GAIN (LOSS)                               2,137,957

NET INCREASE (DECREASE) IN                   $ 2,311,767
NET ASSETS RESULTING  FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS             YEAR ENDED FEBRUARY 28, 1999  YEAR ENDED FEBRUARY 28, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 173,810                     $ 142,525
income

 Net realized gain (loss)         21,390                        154,362

 Change in net unrealized         2,116,567                     2,266,714
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       2,311,767                     2,563,601
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (168,721)                     (136,471)
From net investment income

 From net realized gain           (103,340)                     (64,494)

 TOTAL DISTRIBUTIONS              (272,061)                     (200,965)

Share transactions Net            7,293,000                     5,531,225
proceeds from sales of shares

 Reinvestment of distributions    268,490                       197,180

 Cost of shares redeemed          (5,012,488)                   (3,401,121)

 NET INCREASE (DECREASE) IN       2,549,002                     2,327,284
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       4,588,708                     4,689,920
IN NET ASSETS

NET ASSETS

 Beginning of period              11,176,980                    6,487,060

 End of period (including        $ 15,765,688                  $ 11,176,980
undistributed net investment
income of $32,602 and
$27,227, respectively)

OTHER INFORMATION
Shares

 Sold                             179,538                       167,395

 Issued in reinvestment of        6,834                         6,139
distributions

 Redeemed                         (125,415)                     (103,521)

 Net increase (decrease)          60,957                        70,013



FINANCIAL HIGHLIGHTS
YEARS ENDED FEBRUARY 28,         1999      1998      1997     1996  E  1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 37.90   $ 28.85   $ 23.56  $ 18.02  $ 17.36
of period

Income from Investment
Operations

Net investment income             .53 B     .55 B     .51 B    .48      .43

Net realized and unrealized       6.74      9.29      5.47     5.63     .77
gain (loss)

Total from investment             7.27      9.84      5.98     6.11     1.20
operations

Less Distributions

 From net investment income       (.53)     (.54)     (.49)    (.46)    (.43)

From net realized gain            (.34)     (.25)     (.20)    (.11)    (.07)

In excess of net realized gain    -         -         -        -        (.04)

Total distributions               (.87)     (.79)     (.69)    (.57)    (.54)

Net asset value, end of period   $ 44.30   $ 37.90   $ 28.85  $ 23.56  $ 18.02

TOTAL RETURN A                    19.50%    34.65%    25.87%   34.37%   7.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,766  $ 11,177  $ 6,487  $ 4,113  $ 2,235
(in millions)

Ratio of expenses to average      .19% C    .20% C    .28% C   .28% C   .28% C
net assets

Ratio of expenses to average      .18% D    .19% D    .26% D   .25% D   .28%
net assets after expense
reductions

Ratio of net investment           1.33%     1.66%     2.00%    2.34%    2.65%
income to average net assets

Portfolio turnover rate           4%        2%        3%       1%       11%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

E FOR THE YEAR ENDED FEBRUARY 29.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan U.S. Equity Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an

2. OPERATING POLICIES - CONTINUED

INTERFUND LENDING PROGRAM - CONTINUED

alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $2,915,542,000 and $535,964,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $3,601,792,000 and $3,507,068,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.

SUB-ADVISER FEE. FMR and the fund have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management, securities lending and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.006% of the fund's average net assets. In addition, the fund pays Bankers Trust fees equal to 40% of net income from the fund's securities lending program. For the period, the fund paid Bankers Trust $380,000. This fee is included in the caption "Management fee and sub-advisory fee" on the Statement of Operations.

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office,

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SUB-ADVISER FEE - CONTINUED

Bankers Trust pleaded guilty to misstating entries in the bank's books and records. As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .16% of average net assets.

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. SECURITY LENDING.

The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. At period end, the value of the securities loaned amounted to $532,864,000. The fund received cash collateral of $546,061,000 which was invested in the Bankers Trust Institutional Daily Asset Fund. The fund also received non-cash collateral of $9,600,000 which represents U.S. Treasury obligations.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $37,205,000 and $17,666,000, respectively. The weighted average interest rate was 5.63%. Interest expense includes $14,000 paid under the bank borrowing program.

7. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a borrower. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $37,166,000 and $29,500,000, respectively. The weighted average interest rate was 5.87%. Interest expense includes $9,000 paid under the interfund lending program.

8. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above an annual rate of .19% of average net assets. For the period, the reimbursement reduced expenses by $30,350,000.

In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, fees were reduced by $47,000 and $1,347,000 by the fund's custodian and transfer agent, respectively, under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan U.S. Equity Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Equity Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Equity Index Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
April 15, 1999

DISTRIBUTIONS


The Board of Trustees of Spartan U.S. Equity Index Fund voted to pay on April 5, 1999, to shareholders of record at the opening of business on April 1, 1999, a distribution of $.13 per share derived from capital gains realized from sales of portfolio securities.

A total of 95.41% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Bankers Trust Company
New York, NY

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

(registered trademark)

TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA

CUSTODIAN
Bankers Trust Company
New York, NY

(fidelity_logo_graphic)(registered trademark)
Corporate Headquarters
www.fidelity.com


SPARTAN(REGISTERED TRADEMARK) TOTAL MARKET INDEX
SPARTAN(REGISTERED TRADEMARK) EXTENDED MARKET INDEX
SPARTAN(REGISTERED TRADEMARK) INTERNATIONAL INDEX
FUNDS

ANNUAL REPORT
FOR THE YEAR ENDING
FEBRUARY 28, 1999
AND
PROSPECTUS
DATED APRIL 21,1999

(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

CONTENTS


PRESIDENT'S MESSAGE              A-3   NED JOHNSON ON INVESTING
                                       STRATEGIES.



SPARTAN TOTAL MARKET INDEX FUND  A-4   PERFORMANCE

                                 A-5   FUND TALK: THE MANAGER'S
                                       OVERVIEW

                                 A-6   INVESTMENT CHANGES

                                 A-7   INVESTMENTS

                                 A-33  FINANCIAL STATEMENTS



SPARTAN EXTENDED MARKET INDEX    A-35  PERFORMANCE
FUND

                                 A-36  FUND TALK: THE MANAGER'S
                                       OVERVIEW

                                 A-37  INVESTMENT CHANGES

                                 A-38  INVESTMENTS

                                 A-77  FINANCIAL STATEMENTS



SPARTAN INTERNATIONAL INDEX      A-79  PERFORMANCE
FUND

                                 A-80  FUND TALK: THE MANAGER'S
                                       OVERVIEW

                                 A-81  INVESTMENT CHANGES

                                 A-82  INVESTMENTS

                                 A-91  FINANCIAL STATEMENTS



NOTES                            A-93  NOTES TO THE FINANCIAL
                                       STATEMENTS.



REPORT OF INDEPENDENT            A-96  THE AUDITORS' OPINION
ACCOUNTANTS



DISTRIBUTIONS                    A-97



OF SPECIAL NOTE                  A-98



PROSPECTUS                       P-1


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


PRESIDENT'S MESSAGE


(photograph of Edward C. Johnson 3d)

DEAR SHAREHOLDER:

February proved to be a challenging month for the U.S. stock and bond markets. Instances of profit worries and brisk selling in the technology sector hampered the equity markets at times. Financial shares, however, turned in their strongest performance in recent months. Meanwhile, bond markets were unsettled by strong economic data and Federal Reserve Chairman Alan Greenspan's concerns that the Fed's rate cuts last fall may have overstimulated the economy.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN TOTAL MARKET INDEX FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and the effect of the 0.50% purchase fee. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,     PAST 1 YEAR  LIFE OF FUND
1999

SPARTAN TOTAL MARKET INDEX     14.61%       27.77%

SPARTAN TOTAL MARKET INDEX     14.04%       27.13%
(INCL. 0.50% PURCHASE FEE)

Wilshire 5000                  14.34%       25.99%

Growth & Income Funds Average  6.49%        n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 5000 Index - a market capitalization-weighted index of approximately 7,000 U.S. equity securities. The index contains all actively traded common stocks with readily available price data traded on the New York Stock Exchange, American Stock Exchange, and NASDAQ. To measure how the fund's performance stacked up against its peers, you can compare it to the Growth & Income Funds Average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 801 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,     PAST 1 YEAR  LIFE OF FUND
1999

SPARTAN TOTAL MARKET INDEX     14.61%       20.48%

SPARTAN TOTAL MARKET INDEX     14.04%       20.02%
(INCL. 0.50% PURCHASE FEE)

Wilshire 5000                  14.34%       19.21%

Growth & Income Funds Average  6.49%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             SPARTAN TOTAL MKT INDEX     WILSHIRE 5000
             00397                       WA006
  1997/11/05       9950.00                    10000.00
  1997/11/30      10077.36                    10030.36
  1997/12/31      10269.29                    10215.72
  1998/01/31      10345.15                    10271.23
  1998/02/28      11091.79                    11018.99
  1998/03/31      11658.76                    11570.45
  1998/04/30      11769.78                    11707.79
  1998/05/31      11451.78                    11396.26
  1998/06/30      11862.36                    11795.86
  1998/07/31      11596.69                    11537.41
  1998/08/31       9773.26                     9740.66
  1998/09/30      10437.42                    10376.94
  1998/10/31      11238.45                    11148.95
  1998/11/30      11946.89                    11850.99
  1998/12/31      12737.00                    12609.36
  1999/01/31      13187.83                    13072.95
  1999/02/26      12712.63                    12599.06
IMATRL PRASUN   SHR__CHT 19990228 19990309 112353 R00000000000019

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Total Market Index Fund on November 5, 1997, when the fund started, and the current 0.50% purchase fee was paid. As the chart shows, by February 28, 1999, the value of the investment would have been $12,713 - a 27.13% increase on the initial investment. For comparison, look at how the Wilshire 5000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $12,599 - a 25.99% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

SPARTAN TOTAL MARKET INDEX FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Frank Salerno)

An interview with Frank Salerno, Portfolio Manager of Spartan Total Market Index Fund for Bankers Trust, sub-adviser of the fund

Q. HOW DID THE FUND PERFORM, FRANK?

A. For the 12 months that ended February 28, 1999, the fund posted a total return of 14.61% (figure does not include the purchase fee). Fund performance compared well with the 14.34% return for the Wilshire 5000 Index. The fund also compares its performance to the Lipper Inc. growth & income funds average, which returned 6.49% during the same 12-month period.

Q. HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT DURING THE
PERIOD?

A. During the first half of the 12-month period, fund performance suffered in response to extreme volatility and uncertainty in global markets. While financial conditions remained positive on the home front amidst low interest rates, consistently non-existent signs of inflation and strong consumer spending, U.S. investors became increasingly concerned about the impact of the Asian crisis and problems in emerging markets. During the six-month period that ended August 31, 1998, the fund and the Wilshire 5000 Index posted total returns of -11.89% and -11.60%, respectively. This bearish environment, however, was quickly reversed in the last few months of 1998 when the Federal Reserve Board cut interest rates three times in an effort to restore confidence and liquidity to the markets. In response, the market staged an impressive comeback and the Standard & Poor's 500 ended 1998 with its fourth consecutive year of 20%-plus gains. Despite some concerns over Brazil's currency devaluation and jitters about corporate earnings, the beat went on in 1999, as most U.S. stock indexes continued their advance.

Q. AT APPROXIMATELY 19%, THE TECHNOLOGY SECTOR WAS THE FUND'S LARGEST INDUSTRY WEIGHTING AND CONTRIBUTED SIGNIFICANTLY TO PERFORMANCE. WHY DID THIS SECTOR PERFORM SO WELL?

A. While technology companies such as Microsoft, Intel and Dell faced a host of challenges during the period, ranging from the Year 2000
(Y2K) problem to the Asian crisis, these stocks continued to surge ahead with strong financial results and impressive returns. Many computer software and hardware companies, as well as a range of other technology stocks, posted strong results as demand for computers remained solid and Internet commerce skyrocketed.

Q. THE SECOND LARGEST SECTOR WEIGHTING FOR THE FUND AND INDEX WAS
FINANCE. HOW DID THESE STOCKS PERFORM?

A. Financial stocks were among the best performers early in the period, spurred by a number of megamergers, such as Travelers Group with Citicorp, Nationsbank with BankAmerica and Norwest with Wells Fargo. In the third quarter of 1998, however, investors purged the majority of financial services shares, fearing not just an earnings stumble but a potential global financial meltdown. Nevertheless, the selling was overdone, as financial stocks were the primary beneficiaries following the three interest-rate cuts by the Federal Reserve Board.

Q. WHAT'S YOUR OUTLOOK, FRANK?

A. While the market was helped by falling interest rates and the economy remained healthy last year, I think there a number of hurdles that could trip up the market in 1999. First, with stock valuations at record high-levels, any earnings disappointments could result in weakness for the broader market. Second, there is the possibility that deflation could hurt corporate profits and the market. Finally, the potential Y2K computer glitch could make investors nervous. Whether none or all of these scenarios impact stock prices, it seems global excess capacity and ongoing weakness overseas could provide a difficult backdrop in which to produce earnings growth in 1999.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-2. NOTE TO SHAREHOLDERS:

On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG. The merger is contingent upon various regulatory approvals. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, Fidelity Management & Research Co. and Bankers Trust or its successor by merger that would be effective at the time of the merger. This agreement will be presented to the fund's shareholders for approval.

Shares purchased after April 28, 1999 will no longer be subject to a 0.50% purchase fee. However, the fund will deduct a short-term trading fee of 0.50% from the redemption amount if you sell shares purchased after April 28, 1999 after holding them for less than 90 days. The fee is paid to the fund, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

(checkmark)FUND FACTS

GOAL: total return that corresponds to that of the Wilshire 5000 Index

FUND NUMBER: 397

TRADING SYMBOL: FSTMX

START DATE: November 5, 1997

SIZE: as of February 28, 1999, more
than $213 million

MANAGER: Frank Salerno, since inception
SPARTAN TOTAL MARKET INDEX FUND

INVESTMENT CHANGES





TOP TEN STOCKS AS OF FEBRUARY
28, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS  6 MONTHS AGO

Microsoft Corp.                 2.9                      2.2

General Electric Co.            2.5                      2.5

Intel Corp.                     1.5                      1.1

Merck & Co., Inc.               1.5                      1.3

Wal-Mart Stores, Inc.           1.5                      1.2

Pfizer, Inc.                    1.3                      1.1

Exxon Corp.                     1.2                      1.5

Coca-Cola Co. (The)             1.2                      1.5

International Business          1.2                      1.0
Machines Corp.

Cisco Systems, Inc.             1.2                      0.8

TOP TEN MARKET SECTORS AS OF
FEBRUARY 28, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      19.2                     14.5

FINANCE                         16.4                     16.3

HEALTH                          11.1                     10.7

UTILITIES                       10.7                     10.0

NONDURABLES                     6.7                      7.7

RETAIL & WHOLESALE              6.1                      5.5

MEDIA & LEISURE                 5.7                      5.1

INDUSTRIAL MACHINERY  &         4.3                      4.5
EQUIPMENT

ENERGY                          3.8                      5.1

BASIC INDUSTRIES                3.3                      3.9


SPARTAN TOTAL MARKET INDEX FUND

INVESTMENTS FEBRUARY 28, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.0%

                                 SHARES                 VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.5%

AEROSPACE & DEFENSE - 1.2%

AAR Corp.                         150                   $ 2,269

Alliant Techsystems, Inc. (a)     608                    48,146

AlliedSignal, Inc.                9,000                  372,375

Aviall, Inc. (a)                  1,200                  16,575

BE Aerospace, Inc. (a)            1,500                  22,125

Boeing Co.                        15,500                 551,219

Cordant Technologies, Inc.        500                    19,469

Goodrich (B.F.) Co.               1,570                  53,576

Gulfstream Aerospace Corp. (a)    900                    40,275

Harsco Corp.                      900                    25,256

Kellstrom Industries, Inc. (a)    800                    12,950

Lockheed Martin Corp.             7,200                  271,350

Orbital Sciences Corp. (a)        1,400                  38,675

Precision Castparts Corp.         400                    14,850

Rockwell International Corp.      3,800                  168,863

Sundstrand Corp.                  1,500                  101,531

Textron, Inc.                     3,100                  241,800

United Technologies Corp.         3,300                  408,788

Wyman-Gordon Co. (a)              500                    4,031

                                                         2,414,123

DEFENSE ELECTRONICS - 0.2%

Litton Industries, Inc. (a)       1,100                  61,738

Northrop Grumman Corp.            1,400                  87,238

Raytheon Co. Class B              6,200                  331,313

Stanford Telecommunications,      100                    1,203
Inc. (a)

                                                         481,492

SHIP BUILDING & REPAIR - 0.1%

Avondale Industries, Inc.         1,000                  30,875

General Dynamics Corp.            2,600                  157,138

Halter Marine Group, Inc. (a)     200                    800

Newport News Shipbuilding,        1,600                  46,300
Inc.

                                                         235,113

TOTAL AEROSPACE & DEFENSE                                3,130,728

BASIC INDUSTRIES - 3.3%

CHEMICALS & PLASTICS - 1.7%

Air Products & Chemicals,         4,700                  150,988
Inc.

Airgas, Inc. (a)                  100                    900

Albemarle Corp.                   240                    5,670

Arch Chemicals, Inc. (a)          100                    1,900

Ashland, Inc.                     2,000                  89,000

Atmi, Inc. (a)                    100                    2,275

Avery Dennison Corp.              2,500                  134,219

Cabot Corp.                       300                    7,556

Catalytica, Inc. (a)              500                    7,125

Crompton & Knowles Corp.          2,000                  37,000

Cytec Industries, Inc. (a)        400                    10,725

Dow Chemical Co.                  3,800                  373,825

du Pont (E.I.) de Nemours &       17,600                 903,100
Co.



                                 SHARES                 VALUE (NOTE 1)

Eastman Chemical Co.              1,900                 $ 89,656

Engelhard Corp.                   2,400                  42,750

Ethyl Corp.                       400                    1,950

Ferro Corp.                       150                    3,206

FMC Corp. (a)                     900                    46,069

Fuller (H.B.) Co.                 200                    8,475

Geon Co.                          200                    4,563

Georgia Gulf Corp.                200                    3,025

Great Lakes Chemical Corp.        1,700                  66,194

Hanna (M.A.) Co.                  200                    2,200

Hercules, Inc.                    1,900                  52,606

IMC Global, Inc.                  2,900                  57,819

International Specialty           100                    881
Products, Inc. (a)

Lubrizol Corp.                    1,000                  19,063

Lyondell Petrochemical Co.        1,100                  14,713

Millennium Chemicals, Inc.        2,200                  39,738

Minerals Technologies, Inc.       600                    25,763

Monsanto Co.                      9,500                  432,844

Morton International, Inc.        2,800                  101,150

Nalco Chemical Co.                2,400                  67,500

NL Industries, Inc.               200                    1,938

Olin Corp.                        200                    2,538

OM Group, Inc.                    500                    14,531

PPG Industries, Inc.              3,400                  177,013

Praxair, Inc.                     3,300                  115,294

Raychem Corp.                     2,100                  47,906

Rohm & Haas Co.                   3,800                  118,750

Schulman (A.), Inc.               1,000                  16,500

Scotts Co. Class A (a)            200                    6,475

Sealed Air Corp. (a)              1,760                  89,320

Solutia, Inc.                     3,100                  55,219

Synetic, Inc. (a)                 100                    4,394

Terra Industries, Inc.            400                    1,975

Union Carbide Corp.               2,800                  123,200

USEC, Inc.                        1,700                  24,119

Valhi, Inc.                       600                    6,900

Valspar Corp.                     200                    6,500

W.R. Grace & Co. (a)              900                    12,094

Wellman, Inc.                     100                    931

Witco Corp.                       300                    5,081

                                                         3,635,126

IRON & STEEL - 0.2%

Aeroquip-Vickers, Inc.            800                    45,300

AK Steel Holding Corp.            2,100                  45,806

Allegheny Teledyne, Inc.          1,829                  37,723

Bethlehem Steel Corp. (a)         704                    6,204

Birmingham Steel Corp.            100                    413

Cleveland-Cliffs, Inc.            200                    7,413

LTV Corp.                         500                    2,750

Mueller Industries, Inc. (a)      500                    10,563

National Steel Corp. Class B      400                    3,300

NS Group, Inc. (a)                200                    788

Nucor Corp.                       2,100                  93,581

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

BASIC INDUSTRIES - CONTINUED

IRON & STEEL - CONTINUED

Oregon Steel Mills, Inc.          100                   $ 956

Quanex Corp.                      100                    1,750

Steel Dynamics, Inc. (a)          500                    7,875

Titan International, Inc.         100                    744

USX-U.S. Steel Group              2,600                  65,813

WHX Corp. (a)                     100                    869

Worthington Industries, Inc.      2,500                  31,719

                                                         363,567

METALS & MINING - 0.3%

AFC Cable Systems, Inc. (a)       600                    19,875

Alcoa, Inc.                       5,600                  226,800

ASARCO, Inc.                      1,800                  25,425

Belden, Inc.                      800                    14,450

Cable Design Technology Corp.     150                    1,941
(a)

Commonwealth Industries, Inc.     100                    1,081

Commscope, Inc. (a)               1,800                  33,413

Cyprus Amax Minerals Co.          3,900                  43,875

Encore Wire Corp. (a)             300                    2,831

Freeport-McMoRan Copper &         4,900                  46,244
Gold, Inc. Class B

General Cable Corp.               900                    16,931

International FiberCom, Inc.      1,600                  11,300
(a)

Kaiser Aluminum Corp. (a)         100                    500

Martin Marietta Materials,        1,200                  61,575
Inc.

Phelps Dodge Corp.                1,600                  77,600

Reynolds Metals Co.               1,800                  76,950

Ryerson Tull, Inc. (NEW) (a)      711                    12,976

Superior Telecom, Inc.            500                    14,156

Titanium Metals Corp.             400                    2,825

                                                         690,748

PACKAGING & CONTAINERS - 0.2%

Ball Corp.                        1,200                  50,250

Bemis Co., Inc.                   1,500                  51,094

Corning, Inc.                     3,400                  181,900

Crown Cork & Seal Co., Inc.       2,800                  77,700

Owens-Illinois, Inc. (a)          2,100                  50,269

Sonoco Products Co.               2,350                  57,575

Tupperware Corp.                  1,300                  22,750

                                                         491,538

PAPER & FOREST PRODUCTS - 0.9%

American Pad & Paper Co. (a)      100                    156

Boise Cascade Corp.               900                    27,956

Bowater, Inc.                     1,500                  63,188

Caraustar Industries, Inc.        900                    23,063

Champion International Corp.      2,300                  85,100

Chesapeake Corp.                  100                    3,150

Consolidated Papers, Inc.         600                    13,350

Fort James Corp.                  2,600                  77,675

Georgia-Pacific Corp.             1,700                  124,525

Georgia-Pacific Corp. (Timber     1,600                  32,600
Group)



                                 SHARES                 VALUE (NOTE 1)

International Paper Co.           5,600                 $ 235,200

Kimberly-Clark Corp.              8,042                  379,985

Louisiana-Pacific Corp.           2,300                  42,263

Mail-Well, Inc. (a)               1,500                  21,188

Mead Corp.                        2,800                  85,225

Pentair, Inc.                     300                    11,363

Potlatch Corp.                    100                    3,469

Rayonier, Inc.                    900                    36,844

Smurfit-Stone Container Corp.     3,698                  66,795
(a)

Temple-Inland, Inc.               1,100                  65,931

The St. Joe Co.                   600                    12,938

Union Camp Corp.                  1,300                  86,938

Unisource Worldwide, Inc.         1,000                  7,000

Westvaco Corp.                    400                    8,950

Weyerhaeuser Co.                  3,900                  217,425

Willamette Industries, Inc.       1,000                  36,438

Workflow Management, Inc. (a)     900                    6,356

                                                         1,775,071

TOTAL BASIC INDUSTRIES                                   6,956,050

CONSTRUCTION & REAL ESTATE -
1.7%

BUILDING MATERIALS - 0.4%

Aavid Thermal Technologies,       300                    4,256
Inc. (a)

American Residential              100                    363
Services, Inc. (a)

American Standard Companies,      1,100                  36,919
Inc. (a)

Armstrong World Industries,       1,200                  59,025
Inc.

Centex Construction Products,     700                    24,981
Inc.

Crane Co.                         300                    8,231

Dal-Tile International, Inc.      2,000                  18,375
(a)

Fastenal Co.                      700                    26,600

Fortune Brands, Inc.              4,000                  120,500

Hussmann International, Inc.      400                    5,650

Industrial Holdings, Inc. (a)     100                    863

Johns Manville Corp.              1,100                  19,319

Lafarge Corp.                     400                    12,750

Lone Star Industries, Inc.        900                    29,700

Masco Corp.                       6,200                  162,750

Owens-Corning                     1,400                  44,538

ROHN Industries, Inc. (a)         300                    600

RPM, Inc.                         1,225                  16,920

Sherwin-Williams Co.              4,200                  101,063

Southdown, Inc.                   376                    17,743

T.J. International, Inc.          200                    4,325

Tecumseh Products Co. Class A     1,000                  49,250

Texas Industries, Inc.            300                    7,388

USG Corp.                         1,300                  65,163

Vulcan Materials Co.              500                    67,375

Watsco, Inc. Class A              150                    1,753

York International Corp.          1,200                  43,500

                                                         949,900

CONSTRUCTION - 0.1%

American Homestar Corp. (a)       200                    1,475

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

CONSTRUCTION - CONTINUED

Beazer Homes USA, Inc. (a)        700                   $ 15,225

Centex Corp.                      1,500                  55,219

Clayton Homes, Inc.               875                    10,828

D.R. Horton, Inc.                 2,125                  33,867

Engle Homes, Inc.                 200                    2,350

Fleetwood Enterprises, Inc.       1,200                  38,925

Granite Construction, Inc.        600                    14,738

Kaufman & Broad Home Corp.        300                    6,750

NCI Building Systems, Inc. (a)    500                    11,500

Oakwood Homes Corp.               200                    3,225

Pulte Corp.                       1,300                  31,281

Standard Pacific Corp.            1,400                  17,325

Toll Brothers, Inc. (a)           800                    15,700

Vistana, Inc. (a)                 200                    2,188

Walter Industries, Inc. (a)       500                    6,125

Webb (Del E.) Corp.               200                    4,500

                                                         271,221

ENGINEERING - 0.1%

Able Telcom Holding Corp. (a)     600                    4,163

Apogee Enterprises, Inc.          300                    2,625

DSP Group, Inc. (a)               200                    2,825

EG & G, Inc.                      900                    23,850

Fluor Corp.                       2,100                  73,894

Foster Wheeler Corp.              200                    2,500

ICF Kaiser International,         300                    281
Inc. (a)

IDM Environmental Corp. (a)       100                    34

MasTec, Inc. (a)                  100                    2,513

Probusiness Services, Inc. (a)    400                    13,300

Sylvan Learning Systems (a)       1,500                  49,875

                                                         175,860

REAL ESTATE - 0.1%

Bluegreen Corp. (a)               400                    2,575

Catellus Development Corp. (a)    2,800                  40,425

CB Richard Ellis Services,        800                    13,000
Inc. (a)

Fairfield Communities, Inc.       300                    2,456
(a)

Insignia Financial Group,         333                    4,350
Inc. (a)

Merry Land Properties, Inc.       50                     275
(a)

Pierce Leahy Corp. (a)            100                    2,475

Price Enterprises, Inc.           84                     420

Rouse Co. (The)                   1,500                  35,063

Stewart Enterprises, Inc.         3,300                  49,500
Class A

Vornado Operating Co. (a)         60                     412

                                                         150,951

REAL ESTATE INVESTMENT TRUSTS
- 1.0%

AMB Property Corp.                2,600                  54,600

Apartment Investment &            1,631                  63,813
Management Co. Class A

Archstone Communities Trust       3,400                  66,513

Arden Realty Group, Inc.          1,700                  39,738

AvalonBay Communities, Inc.       2,500                  78,906



                                 SHARES                 VALUE (NOTE 1)

Boston Properties, Inc.           2,200                 $ 71,088

Brandywine Realty Trust           100                    1,644

Camden Property Trust (SBI)       975                    23,888

Capstead Mortgage Corp.           400                    1,975

CarrAmerica Realty Corp.          600                    12,900

Colonial Properties Trust         600                    14,738
(SBI)

Cornerstone Properties, Inc.      500                    7,563

Crescent Real Estate Equities     3,700                  77,238
Co.

Developers Diversified Realty     1,600                  25,400
Corp.

Duke Realty Investments, Inc.     2,400                  52,350

Equity Inns, Inc.                 100                    944

Equity Office Properties Trust    5,540                  142,655

Equity Residential Properties     3,030                  124,230
Trust (SBI)

FelCor Lodging Trust, Inc.        1,268                  29,957

First Industrial Realty           1,500                  38,813
Trust, Inc.

First Union Real Estate           100                    413
Equity & Mortgage Investments

Gables Residential Trust (SBI)    100                    2,313

General Growth Properties,        500                    16,875
Inc.

Glenborough Realty Trust,         200                    3,613
Inc.

Glimcher Realty Trust (SBI)       100                    1,481

Highwoods Properties, Inc.        1,400                  33,513

Hospitality Properties Trust      1,900                  48,925
(SBI)

Host Marriott Corp.               3,100                  33,519

HRPT Properties Trust             5,000                  68,438

Imperial Credit Commercial        1,000                  9,063
Mortgage Investment Corp.

Indymac Mortgage Holdings,        2,400                  25,500
Inc.

Irvine Apartments                 1,200                  39,450
Communities, Inc.

JDN Realty Corp.                  150                    3,150

Kilroy Realty Corp.               200                    4,313

Kimco Realty Corp.                2,100                  79,669

Liberty Property Trust (SBI)      1,600                  35,000

Mack-Cali Realty Corp.            2,200                  63,663

Meditrust Corp. unit              3,496                  42,826

Mills Corp.                       200                    3,638

Nationwide Health Properties,     2,100                  37,800
Inc.

New Plan Excel Realty Trust       1,800                  37,350

Ocwen Asset Investment Corp.      300                    1,556

Patriot American Hospitality,     3,812                  20,728
Inc. unit

Post Properties, Inc.             1,000                  35,688

Prentiss Properties Trust         800                    16,000
(SBI)

Prison Realty Corp. (a)           650                    12,959

ProLogis Trust                    3,300                  68,475

Public Storage, Inc.              1,500                  38,250

Reckson Associates Realty         300                    6,375
Corp.

Redwood Trust, Inc.               100                    1,413

Simon Property Group, Inc.        4,300                  109,381

Spieker Properties, Inc.          2,100                  75,075

Starwood Financial Trust          500                    25,000

Starwood Hotels & Resorts         3,583                  111,073
Worldwide, Inc.

Sunstone Hotel Investors,         100                    800
Inc.

Thornburg Mortgage Asset          100                    944
Corp.

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Trinet Corporate Realty           100                   $ 2,519
Trust, Inc.

United Dominion Realty Trust,     1,400                  13,825
Inc.

Vornado Realty Trust              2,300                  79,063

Walden Residential                100                    1,669
Properties, Inc.

Westfield America, Inc.           400                    7,050

                                                         2,147,308

TOTAL CONSTRUCTION & REAL                                3,695,240
ESTATE

DURABLES - 2.9%

AUTOS, TIRES, & ACCESSORIES -
1.8%

Arvin Industries, Inc.            500                    18,125

AutoZone, Inc. (a)                3,300                  115,500

Aviation Sales Co. (a)            700                    31,719

Bandag, Inc.                      300                    9,506

Borg-Warner Automotive, Inc.      600                    26,138

Breed Technologies, Inc. (a)      200                    813

Casey's General Stores, Inc.      2,500                  32,188

Cooper Tire & Rubber Co.          900                    17,775

Copart, Inc. (a)                  800                    14,000

CSK Auto Corp. (a)                900                    30,881

Cummins Engine Co., Inc.          1,000                  41,000

Dana Corp.                        2,256                  85,164

Danaher Corp.                     2,071                  99,926

Dura Automotive Systems, Inc.     600                    17,063
 Class A (a)

Eaton Corp.                       1,700                  117,938

Excel Industries, Inc.            1,000                  23,625

Federal Signal Corp.              700                    16,406

Federal-Mogul Corp.               800                    39,350

Ford Motor Co.                    19,000                 1,126,938

General Motors Corp.              10,200                 842,138

Gentex Corp. (a)                  2,200                  47,713

Genuine Parts Co.                 3,400                  101,788

Getty Petroleum Marketing,        100                    219
Inc. (a)

Goodyear Tire & Rubber Co.        3,200                  148,000

Intermet Corp.                    100                    1,250

ITT Industries, Inc.              2,500                  97,656

Johnson Controls, Inc.            1,900                  116,850

Johnstown America Industries,     100                    1,688
Inc. (a)

Kroll-O'Gara Co. (a)              900                    27,788

Lear Corp. (a)                    1,600                  56,500

Mascotech, Inc.                   200                    3,025

Meritor Automotive, Inc.          300                    4,763

Miller Industries, Inc. (a)       200                    1,075

Navistar International Corp.      1,200                  51,600
(a)

O'Reilly Automotive, Inc. (a)     600                    26,363

OmniQuip International, Inc.      200                    2,175

PACCAR, Inc.                      1,900                  79,563

Pep Boys-Manny, Moe & Jack        2,400                  43,800



                                 SHARES                 VALUE (NOTE 1)

Republic Industries, Inc. (a)     6,500                 $ 79,625

Snap-On, Inc.                     1,000                  28,250

SPX Corp.                         772                    44,101

Standard Products Co.             100                    1,500

Tower Automotive, Inc. (a)        1,300                  24,213

TRW, Inc.                         2,600                  122,850

Ugly Duckling Corp. (a)           100                    519

United Auto Group, Inc. (a)       200                    1,475

Wabash National Corp.             300                    3,694

                                                         3,824,236

CONSUMER DURABLES - 0.3%

Blyth Industries, Inc. (a)        1,000                  27,000

Department 56, Inc. (a)           200                    6,638

Dupont Photomasks, Inc. (a)       200                    7,850

Libbey, Inc.                      800                    23,850

Minnesota Mining &                7,000                  518,438
Manufacturing Co.

SAF T LOK, Inc. (a)               800                    1,525

Samsonite Corp. (a)               146                    867

Sola International, Inc. (a)      700                    7,525

                                                         593,693

CONSUMER ELECTRONICS - 0.3%

Black & Decker Corp.              2,000                  97,500

General Motors Corp. Class H      2,300                  108,531
(a)

Harman International              800                    30,600
Industries, Inc.

Maytag Corp.                      2,000                  112,125

Movado Group, Inc.                100                    2,138

Newell Co.                        3,400                  144,500

Odetics, Inc. Class B (a)         400                    3,350

Recoton Corp. (a)                 600                    8,400

Sunbeam Corp.                     500                    2,906

U.S. Industries, Inc.             1,300                  21,125

Whirlpool Corp.                   1,900                  82,650

                                                         613,825

HOME FURNISHINGS - 0.1%

Applied Power, Inc. Class A       1,500                  36,188

Ethan Allen Interiors, Inc.       1,000                  45,000

Furniture Brands                  1,900                  40,613
International, Inc. (a)

Heilig-Meyers Co.                 300                    1,950

Knoll, Inc. (a)                   100                    1,913

La-Z-Boy, Inc.                    600                    11,175

Leggett & Platt, Inc.             2,200                  46,063

Linens'n Things, Inc. (a)         1,200                  43,200

Miller (Herman), Inc.             1,700                  28,900

Restoration Hardware, Inc.        1,000                  20,625

                                                         275,627

TEXTILES & APPAREL - 0.4%

Active Apparel Group, Inc. (a)    1,000                  3,313

Ashworth, Inc. (a)                400                    1,888

BEBE Stores, Inc. (a)             600                    18,675

Bluefly, Inc. (a)                 800                    10,300

Burlington Industries, Inc.       100                    619
(a)

Collins & Aikman Corp.            100                    506

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

DURABLES - CONTINUED

TEXTILES & APPAREL - CONTINUED

Columbia Sportswear Co. (a)       100                   $ 1,200

Donna Karan International,        100                    625
Inc. (a)

Fruit of the Loom, Inc. Class     1,200                  15,225
A (a)

Interface, Inc. Class A           3,100                  29,547

Jones Apparel Group, Inc. (a)     1,700                  47,494

Kellwood Co.                      1,200                  30,675

Liz Claiborne, Inc.               1,100                  37,056

Mohawk Industries, Inc. (a)       400                    13,000

Nautica Enterprises, Inc. (a)     2,000                  30,000

NIKE, Inc. Class B                4,000                  214,500

Nine West Group, Inc. (a)         300                    6,731

North Face, Inc. (a)              1,300                  16,738

Pacific Sunwear of                1,000                  28,500
California, Inc. (a)

Polo Ralph Lauren Corp. Class     1,700                  33,894
A (a)

Reebok International Ltd. (a)     2,000                  32,250

Russell Corp.                     1,700                  33,150

Shaw Industries, Inc.             1,288                  28,256

Sport-Haley, Inc. (a)             100                    988

Springs Industries, Inc.          400                    13,300
Class A

St. John Knits, Inc.              200                    5,338

Stride Rite Corp.                 800                    8,250

Tarrant Apparel Group (a)         500                    19,313

Timberland Co. Class A (a)        400                    24,150

Unifi, Inc.                       400                    4,825

Unitog Co.                        800                    30,800

Vans, Inc. (a)                    200                    1,350

VF Corp.                          1,700                  81,813

Warnaco Group, Inc. Class A       1,200                  27,000

WestPoint Stevens, Inc. Class     900                    22,950
A (a)

Wolverine World Wide, Inc.        1,200                  11,925

                                                         886,144

TOTAL DURABLES                                           6,193,525

ENERGY - 3.8%

ENERGY SERVICES - 0.5%

Atwood Oceanics, Inc. (a)         200                    3,363

Baker Hughes, Inc.                6,450                  116,100

BJ Services Co. (a)               2,300                  32,344

CAL Dive International, Inc.      500                    7,188
(a)

Diamond Offshore Drilling,        2,800                  57,925
Inc.

ENSCO International, Inc.         800                    7,100

Global Industries Ltd. (a)        3,000                  15,188

Global Marine, Inc. (a)           1,000                  7,750

Halliburton Co.                   6,300                  177,975

Helmerich & Payne, Inc.           1,500                  24,469

Key Energy Group, Inc. (a)        300                    1,106

Marine Drilling Companies,        1,000                  6,375
Inc. (a)

Maverick Tube Corp. (a)           100                    563

McDermott International, Inc.     300                    5,981

Nabors Industries, Inc. (a)       2,900                  33,350



                                 SHARES                 VALUE (NOTE 1)

Newpark Resources, Inc. (a)       1,200                 $ 6,300

Noble Drilling Corp. (a)          1,100                  13,613

Oceaneering International,        100                    1,000
Inc. (a)

Offshore Logistics, Inc. (a)      100                    872

Parker Drilling Co. (a)           400                    1,000

Patterson Energy, Inc. (a)        1,000                  2,813

Pool Energy Services Co. (a)      1,200                  12,188

Pride International, Inc. (a)     1,200                  6,000

R&B Falcon Corp. (a)              5,180                  28,490

Rowan Companies, Inc. (a)         500                    4,313

Schlumberger Ltd.                 9,072                  440,559

SEACOR SMIT, Inc. (a)             500                    19,688

Smith International, Inc.         200                    4,863

Superior Energy Services,         100                    275
Inc. (a)

Tidewater, Inc.                   1,400                  26,338

Transocean Offshore, Inc.         2,600                  53,625

Varco International, Inc. (a)     300                    2,325

Zapata Corp.                      500                    4,813

                                                         1,125,852

OIL & GAS - 3.3%

Amerada Hess Corp.                2,000                  90,750

American International            100                    100
Petroleum Corp. (a)

Anadarko Petroleum Corp.          2,300                  63,250

Apache Corp.                      2,800                  55,825

Atlantic Richfield Co.            5,800                  316,825

Barrett Resources Corp. (a)       600                    9,863

Bellwether Exploration Co. (a)    100                    338

Benton Oil & Gas Co. (a)          100                    306

Burlington Resources, Inc.        3,600                  116,550

Chevron Corp.                     11,100                 853,313

Coastal Corp. (The)               4,200                  134,400

Coho Energy, Inc. (a)             300                    178

Comstock Resources, Inc. (a)      100                    281

Conoco, Inc. Class A              2,400                  48,750

Cooper Cameron Corp. (a)          600                    13,875

Devon Energy Corp.                1,200                  28,125

EEX Corp. (a)                     333                    2,019

Enron Oil & Gas Co.               3,700                  61,050

Evergreen Resources, Inc. (a)     500                    7,844

Exxon Corp.                       38,800                 2,582,625

Forcenergy, Inc. (a)              300                    263

Friede Goldman International,     600                    6,413
Inc. (a)

Frontier Oil Corp. (a)            100                    525

Gothic Energy Corp. (a)           200                    100

Gulf Island Fabrication, Inc.     300                    1,950
(a)

Harken Energy Corp. (a)           1,100                  1,650

Houston Exploration Co. (a)       100                    1,544

IRI International Corp. (a)       500                    1,563

KCS Energy, Inc.                  100                    131

Kelley Oil & Gas Corp. (a)        200                    106

Kerr-McGee Corp.                  1,600                  45,700

Louis Dreyfus Natural Gas         200                    2,388
Corp. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Mobil Corp.                       12,100                $ 1,006,569

Murphy Oil Corp.                  400                    13,675

National Energy Group, Inc.       500                    63
(a)

National-Oilwell, Inc. (a)        200                    1,775

Newfield Exploration Co. (a)      800                    13,000

Noble Affiliates, Inc.            1,600                  36,200

Nuevo Energy Co. (a)              300                    2,100

Occidental Petroleum Corp.        3,500                  52,719

Ocean Energy, Inc. (a)            1,728                  7,344

Oryx Energy Co. (a)               2,900                  30,088

Panaco, Inc. (a)                  100                    103

Patina Oil & Gas Corp.            100                    288

PennzEnergy Co.                   2,100                  19,688

Pennzoil-Quaker State Co.         2,792                  34,726

Phillips Petroleum Co.            5,000                  193,438

Pioneer Natural Resources Co.     3,300                  17,119

Pogo Producing Co.                300                    2,775

Range Resources Corp.             100                    194

Resource America, Inc. Class A    1,200                  12,975

Santa Fe Energy Resources,        4,400                  23,100
Inc. (a)

Seagull Energy Corp. (a)          500                    2,375

Seven Seas Petroleum, Inc. (a)    500                    2,000

Snyder Oil Corp.                  2,000                  20,875

St. Mary Land & Exploration       300                    4,688
Co.

Sunoco, Inc.                      1,900                  57,831

Swift Energy Co. (a)              300                    1,800

Tesoro Petroleum Corp. (a)        600                    4,800

Texaco, Inc.                      9,300                  433,031

Titan Exploration, Inc. (a)       100                    466

Tom Brown, Inc. (a)               1,000                  9,688

Tosco Corp.                       2,300                  47,581

Ultramar Diamond Shamrock         1,500                  29,625
Corp.

UNIFAB International, Inc. (a)    100                    681

Union Pacific Resources           5,900                  52,731
Group, Inc.

Unocal Corp.                      5,000                  140,938

USX-Marathon Group                3,900                  80,681

Valero Energy Corp.               600                    10,538

Vastar Resources, Inc.            1,800                  69,300

Veritas DGC, Inc. (a)             600                    5,663

Vintage Petroleum, Inc.           300                    1,331

Weatherford International,        680                    11,560
Inc. (a)

                                                         6,904,722

TOTAL ENERGY                                             8,030,574

FINANCE - 16.4%

BANKS - 6.5%

Advanta Corp.                     1,000                  11,688

AmSouth Bancorp.                  2,850                  133,950

Associated Banc-Corp.             2,225                  69,114

BancWest Corp.                    300                    11,756



                                 SHARES                 VALUE (NOTE 1)

Bank of Commerce                  300                   $ 5,663

Bank of New York Co., Inc.        11,300                 394,794

Bank One Corp.                    18,167                 976,476

BankAmerica Corp.                 27,372                 1,787,734

BankBoston Corp.                  4,400                  177,925

BB&T Corp.                        5,632                  213,312

Capital One Financial Corp.       900                    114,863

CCB Financial Corp.               1,100                  57,131

Centura Banks, Inc.               900                    57,600

Chase Manhattan Corp.             13,200                 1,051,050

City National Corp.               600                    19,350

CNB Bancshares, Inc.              1,213                  48,747

Colonial Bancgroup, Inc.          400                    4,950

Comerica, Inc.                    3,200                  212,000

Commerce Bancshares, Inc.         1,540                  62,755

Community First Bankshares,       1,400                  27,300
Inc.

Compass Bancshares, Inc.          1,700                  62,263

Cullen Frost Bankers, Inc.        1,000                  47,313

Fifth Third Bancorp               4,901                  323,772

First American Corp.              2,217                  89,927

First Security Corp.              4,600                  85,387

First Tennessee National          3,000                  114,188
Corp.

First Union Corp.                 15,205                 810,617

First Virginia Banks, Inc.        700                    33,381

Firstar Corp.                     4,182                  350,243

Firstmerit Corp.                  300                    7,331

Fulton Financial Corp.            125                    2,766

Hibernia Corp. Class A            4,700                  76,081

HUBCO, Inc.                       1,785                  58,570

Huntington Bancshares, Inc.       4,510                  143,193

Imperial Bancorp                  1,404                  25,623

KeyCorp                           7,800                  251,550

Keystone Financial, Inc.          1,800                  65,025

M&T Bank Corp.                    112                    53,284

Mainstreet Financial Corp.        400                    17,900

Marshall & Ilsley Corp.           2,300                  128,800

Mellon Bank Corp.                 4,900                  331,363

Mercantile Bancorp., Inc.         3,300                  150,563

Mercantile Bankshares Corp.       2,000                  72,875

Morgan (JP) & Co., Inc.           2,500                  278,594

National City Corp.               5,810                  405,974

National Commmerce Bancorp        3,300                  68,475

North Fork Bancorp, Inc.          2,478                  54,516

Northern Trust Corp.              2,200                  196,625

Pacific Century Financial         900                    19,744
Corp.

Peoples Heritage Financial        3,432                  58,344
Group, Inc.

PNC Financial Corp.               5,500                  286,344

Popular, Inc.                     1,200                  39,825

Provident Financial Group,        1,300                  50,700
Inc.

R&G Financial Corp. Class B       200                    3,725

Regions Financial Corp.           4,558                  173,204

Republic of New York Corp.        2,700                  122,344

Riggs National Corp.              700                    12,950

Silicon Valley Bancshares (a)     1,400                  26,863

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

SouthTrust Corp.                  3,600                 $ 144,225

State Street Corp.                3,100                  237,731

Summit Bancorp                    3,700                  142,913

SunTrust Banks, Inc.              5,628                  382,352

Synovus Finanical Corp.           2,900                  69,056

Trustmark Corp.                   400                    8,475

U.S. Bancorp                      12,800                 413,600

Union Planters Corp.              2,887                  130,456

UnionBanCal Corp.                 1,900                  59,731

United Bankshares, Inc.           600                    14,475

US Trust Corp.                    600                    44,925

UST Corp.                         841                    17,608

Valley National Bancorp           325                    8,328

Wachovia Corp.                    3,663                  311,584

Wells Fargo & Co.                 25,100                 922,425

Westamerica Bancorp.              1,600                  53,600

Western Bancorp                   1,100                  33,894

Whitney Holding Corp.             100                    3,275

Wilmington Trust Corp.            100                    5,669

Zions Bancorp                     1,768                  113,152

                                                         13,655,874

CREDIT & OTHER FINANCE - 2.7%

Aames Financial Corp.             2,900                  5,981

Actrade International Ltd. (a)    500                    7,156

Allied Capital Corp.              1,300                  22,913

American Express Co.              7,000                  759,500

AmeriCredit Corp. (a)             2,700                  30,038

AMRESCO, Inc.                     2,300                  21,778

Arcadia Financial Ltd. (a)        300                    1,144

Associates First Capital          12,610                 512,281
Corp. Class A

Cash America International,       400                    5,050
Inc.

CIT Group, Inc. Class A           3,500                  103,250

Citigroup, Inc.                   36,269                 2,130,804

Coast Federal Litigation          200                    1,363
Contingent Payment Rights
Trust rights 12/31/00 (a)

Concord EFS, Inc. (a)             2,250                  71,859

Consumer Portfolio Services,      100                    375
Inc. (a)

ContiFinancial Corp. (a)          400                    1,400

Countrywide Credit                2,600                  98,475
Industries, Inc.

Credit Acceptance Corp. (a)       200                    1,200

Doral Financial Corp.             1,200                  22,725

Equitable Companies (The),        3,300                  222,956
Inc.

Finova Group, Inc.                1,400                  71,138

First Alliance Corp. (a)          400                    1,450

FIRSTPLUS Financial Group,        2,400                  3,300
Inc. (a)

Fleet Financial Group, Inc.       8,830                  379,138

Franchise Mortgage Acceptance     300                    2,513
Co. (a)

Greenpoint Financial Corp.        2,100                  64,444

Headlands Mortgage Co. (a)        1,000                  18,875

HealthCare Financial              500                    13,063
Partners, Inc. (a)



                                 SHARES                 VALUE (NOTE 1)

Heller Financial, Inc. Class A    900                   $ 21,769

Household International, Inc.     7,519                  305,459

IMC Mortgage Co. (a)              400                    163

Imperial Credit Industries (a)    700                    6,038

Life Financial Corp. (a)          200                    775

Long Beach Financial Corp. (a)    400                    3,800

MBNA Corp.                        11,900                 288,575

Mercury Finance Co. (a)           2,800                  280

Metris Companies, Inc.            695                    29,885

Old Kent Financial Corp.          1,940                  85,117

Providian Financial Corp.         2,050                  209,356

Resource Bancshares Mortgage      1,105                  15,470
Group, Inc.

Southern Pacific Funding          600                    -
Corp. (a)

Transamerica Corp.                2,800                  203,175

United Companies Financial        300                    131
Corp.

                                                         5,744,162

FEDERAL SPONSORED CREDIT - 0.9%

Fannie Mae                        16,200                 1,134,000

Freddie Mac                       10,300                 606,413

SLM Holding Corp.                 2,250                  96,469

                                                         1,836,882

INSURANCE - 4.3%

20th Century Industries, Inc.     300                    5,738

Aetna, Inc.                       2,700                  199,969

AFLAC, Inc.                       3,700                  163,263

Alfa Corp.                        100                    1,675

Allmerica Financial Corp.         1,600                  85,400

Allstate Corp.                    12,200                 457,500

Ambac Financial Group, Inc.       1,700                  95,200

American Annuity Group, Inc.      200                    4,338

American Bankers Insurance        1,300                  62,400
Group, Inc.

American Financial Group,         300                    11,081
Inc.

American General Corp.            3,429                  251,174

American International Group,     19,666                 2,240,695
Inc.

Amerin Corp. (a)                  1,400                  30,275

Amerus Life Holdings, Inc.        867                    18,207

Aon Corp.                         2,100                  123,769

Argonaut Group, Inc.              200                    4,963

ARM Financial Group, Inc.         600                    9,338
Class A

Atlantic American Corp. (a)       100                    419

Berkley (W.R.) Corp.              1,100                  31,488

Berkshire Hathaway, Inc.          21                     1,493,100
Class A (a)

Capital Re Corp.                  1,200                  20,100

Chicago Title Corp.               300                    10,519

ChoicePoint, Inc. (a)             100                    5,200

Chubb Corp. (The)                 3,200                  191,200

CIGNA Corp.                       2,800                  219,800

Cincinnati Financial Corp.        3,100                  108,694

CMAC Investments Corp.            1,000                  41,313

CNA Financial Corp. (a)           2,000                  67,875

Commerce Group, Inc.              100                    2,675

Conseco, Inc.                     4,140                  123,941

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Delphi Financial Group, Inc.      704                   $ 33,748
Class A

Enhance Financial Services        1,100                  26,056
Group, Inc.

Envoy Corp. (a)                   500                    24,250

Erie Indemnity Co. Class A        300                    8,138

Everest Reinsurance Holdings,     1,700                  56,419
Inc.

Executive Risk, Inc.              500                    35,125

Fidelity National Financial,      451                    9,020
Inc.

Financial Security Assurance      1,200                  63,375
Holdings Ltd.

First American Financial          1,000                  23,438
Corp.

First Health Group Corp. (a)      2,200                  35,200

FPIC Insurance Group, Inc. (a)    500                    21,688

Fremont General Corp.             800                    15,800

Frontier Insurance Group,         1,830                  24,019
Inc.

Harleysville Group, Inc.          100                    2,050

Hartford Financial Services       4,400                  237,875
Group, Inc.

Hartford Life, Inc. Class A       900                    52,200

HCC Insurance Holdings, Inc.      300                    5,213

Healthcare Recoveries, Inc.       400                    3,325
(a)

Healthplan Services Corp.         100                    844

Horace Mann Educators Corp.       600                    14,063

HSB Group, Inc.                   400                    14,800

INSpire Insurance Solutions,      700                    11,375
Inc. (a)

Jefferson-Pilot Corp.             1,800                  122,062

LandAmerica Financial Group,      300                    10,781
Inc.

Lincoln National Corp.            2,000                  189,375

Loews Corp.                       2,300                  179,831

Marsh & McLennan Companies,       4,650                  329,278
Inc.

MBIA, Inc.                        993                    61,132

Medical Assurance, Inc.           300                    8,888

Mercury General Corp.             700                    24,413

MGIC Investment Corp.             2,400                  81,750

NAC Re Corp.                      900                    48,656

Nationwide Financial              1,100                  49,981
Services, Inc.  Class A

Ohio Casualty Corp.               1,200                  48,450

Old Republic International        2,850                  53,616
Corp.

Orion Capital Corp.               1,000                  33,063

Penncorp Financial Group,         1,100                  756
Inc.

PMI Group, Inc.                   1,100                  47,438

Presidential Life Corp.           100                    1,781

Progressive Corp.                 900                    115,650

Protective Life Corp.             386                    13,317

Provident Companies, Inc.         2,300                  75,325

Reinsurance Group of America,     600                    38,663
Inc.

Reliance Group Holdings, Inc.     600                    6,188

Reliastar Financial Corp.         1,900                  86,213

SAFECO Corp.                      3,200                  128,600

Selective Insurance Group,        200                    3,644
Inc.

St. Paul Companies, Inc. (The)    4,206                  136,169

Stewart Information Services      200                    6,663
Corp.



                                 SHARES                 VALUE (NOTE 1)

TIG Holdings, Inc.                2,100                 $ 33,600

Torchmark Corp.                   2,900                  96,425

Transatlantic Holdings, Inc.      800                    59,750

Travelers Property Casualty       2,000                  75,875
Corp.  Class A

UICI (a)                          600                    13,800

Unitrin, Inc.                     1,000                  65,375

UNUM Corp.                        2,700                  120,825

Vesta Insurance Group Corp.       400                    2,125

                                                         9,168,788

SAVINGS & LOANS - 0.6%

Astoria Financial Corp.           1,875                  84,961

Bank Plus Corp. (a)               1,100                  4,813

Bank United Corp. Class A         1,300                  51,350

BankUnited Financial Corp.        500                    3,531
Class A (a)

Bay View Capital Corp.            400                    7,975

CFS Bancorp, Inc.                 800                    8,200

Charter One Financial, Inc.       4,009                  115,509

Commercial Federal Corp.          2,350                  51,259

Dime Bancorp, Inc.                600                    14,850

Golden State Bancorp, Inc.        1,136                  20,235

Golden West Financial Corp.       1,300                  122,119

Independence Community Bank       3,400                  51,850
Corp.

Ocwen Financial Corp. (a)         300                    2,400

People's Bank                     100                    2,800

Peoples Bancorp, Inc.             1,200                  11,700

Provident Bancshares Corp.        415                    10,686

Queens County Bancorp, Inc.       900                    26,156

Reliance BanCorp, Inc.            300                    9,188

Republic Security Financial       4,600                  41,113
Corp.

Roslyn Bancorp, Inc.              4,960                  80,910

Seacoast Financial Services       638                    6,260
Corp.

Security First Technologies       300                    19,688
Corp. (a)

Sovereign Bancorp, Inc.           5,434                  66,567

St. Paul Bancorp, Inc.            1,500                  32,813

Sterling Financial Corp. (a)      100                    1,738

TCF Financial Corp.               2,800                  67,375

Washington Federal, Inc.          1,221                  27,473

Washington Mutual, Inc.           8,440                  337,600

Webster Financial Corp.           1,868                  57,091

Westernbank Puerto Rico           200                    3,075

                                                         1,341,285

SECURITIES INDUSTRY - 1.4%

Acacia Research Corp. (a)         400                    1,500

Alliance Capital Management LP    1,500                  37,219

Ameritrade Holding Corp.          1,600                  78,000
Class A (a)

Bear Stearns Companies, Inc.      2,295                  98,255

Donaldson Lufkin & Jenrette,      1,600                  91,200
Inc.

E Trade Group, Inc. (a)           2,200                  101,200

Edwards (A.G.), Inc.              2,300                  74,894

Franklin Resources, Inc.          4,700                  149,519

Friedman, Billings, Ramsey        300                    1,744
Group, Inc. Class A (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - CONTINUED

Hambrecht & Quist Group (a)       1,000                 $ 26,625

JB Oxford Holdings, Inc. (a)      1,900                  19,119

Jefferies Group, Inc.             600                    23,663

Leap Wireless International,      1,400                  8,313
Inc. (a)

Legg Mason, Inc.                  1,200                  33,975

Lehman Brothers Holdings,         1,500                  79,500
Inc.

Market Guide, Inc. (a)            300                    3,225

Merrill Lynch & Co., Inc.         5,400                  414,450

MIPS Technologies, Inc. (a)       1,000                  37,250

Morgan Stanley, Dean Witter &     9,100                  823,550
Co.

National Discount Brokers         1,000                  25,938
Group, Inc. (a)

NVEST L.P.                        100                    2,394

PaineWebber Group, Inc.           1,650                  61,669

PIMCO Advisors Holdings LP        1,167                  33,551
Unit

Pioneer Group, Inc.               1,000                  16,313

Price (T. Rowe) Associates,       2,800                  86,275
Inc.

Raymond James Financial, Inc.     250                    4,563

Schwab (Charles) Corp.            6,200                  462,287

Security Capital Group, Inc.      2,100                  25,725
Class B (a)

Siebert Financial Corp.           700                    19,644

Southwest Securities Group,       800                    23,050
Inc.

United Asset Management Corp.     2,000                  45,375

Waddell & Reed Financial,         679                    12,816
Inc. Class A

                                                         2,922,801

TOTAL FINANCE                                            34,669,792

HEALTH - 11.1%

DRUGS & PHARMACEUTICALS - 7.4%

Advanced Tissue Sciences,         400                    1,100
Inc. (a)

Agouron Pharmaceuticals, Inc.     600                    34,238
(a)

Algos Pharmaceutical Corp. (a)    300                    9,000

Alkermes, Inc. (a)                700                    19,644

Allergan Specialty                15                     146
Therapeutics, Inc. Class A

Allergan, Inc.                    1,400                  114,100

Alpharma, Inc. Class A            1,100                  41,663

ALZA Corp. Class A. (a)           1,900                  99,631

American Home Products Corp.      20,800                 1,237,600

Amgen, Inc. (a)                   3,900                  487,013

Andrx Corp. (a)                   500                    33,938

Anesta Corp. (a)                  600                    11,888

Arqule, Inc. (a)                  400                    2,325

Aviron (a)                        900                    19,294

AXYS Pharmaceuticals, Inc. (a)    335                    1,549

Barr Laboratories, Inc. (a)       600                    22,200

Bio-Technology General Corp.      600                    3,731
(a)

Biogen, Inc. (a)                  900                    86,513

Biomatrix, Inc. (a)               300                    20,850

BioTime, Inc. (a)                 200                    3,225

BioTime, Inc. rights 3/9/99       200                    127
(a)



                                 SHARES                 VALUE (NOTE 1)

Bristol-Myers Squibb Co.          15,900                $ 2,002,406

Cambrex Corp.                     800                    19,150

Celgene Corp. (a)                 100                    1,294

Cell Genesys, Inc. (a)            100                    613

Centocor, Inc. (a)                1,500                  62,344

Cephalon, Inc. (a)                200                    1,538

Chattem, Inc. (a)                 400                    12,050

Chiron Corp. (a)                  3,800                  80,038

Columbia Laboratories, Inc.       100                    500
(a)

COR Therapeutics, Inc. (a)        100                    981

Coulter Pharmaceutical, Inc.      300                    6,113
(a)

Creative Biomolecules, Inc.       100                    269
(a)

Curative Health Services,         100                    1,125
Inc. (a)

Cytyc Corp. (a)                   200                    3,625

Depotech Corp. (a)                100                    281

Dura Pharmaceuticals, Inc. (a)    1,500                  21,094

EntreMed, Inc. (a)                200                    3,738

Enzo Biochem, Inc.                105                    1,155

Enzon, Inc. (a)                   1,200                  16,650

Forest Laboratories, Inc. (a)     1,500                  74,156

GelTex Pharmaceuticals, Inc.      1,200                  20,625
(a)

Genentech, Inc. (special) (a)     2,500                  199,531

Genzyme Corp.:

(General Division)                1,700                  76,500

(Molecular Oncology) (a)          118                    450

Geron Corp. (a)                   900                    9,506

Gilead Sciences, Inc. (a)         900                    37,125

Gliatech, Inc. (a)                300                    8,100

Guilford Pharmaceuticals,         300                    3,806
Inc. (a)

Hemispherx Biopharma, Inc. (a)    800                    4,550

Herbalife International, Inc.     33                     441
Class A

Human Genome Sciences, Inc.       400                    11,950
(a)

ICN Pharmaceuticals, Inc.         500                    10,938

ICOS Corp. (a)                    1,200                  29,400

IDEC Pharmaceuticals Corp. (a)    600                    25,988

Idexx Laboratories, Inc. (a)      900                    20,138

IGEN International, Inc. (a)      200                    6,050

Immunex Corp. (a)                 700                    99,050

Incyte Pharmaceuticals, Inc.      700                    19,644
(a)

Inhale Therapeutic Systems,       600                    16,500
Inc. (a)

Integrated Process Equipment      200                    2,250
Corp. (a)

Isis Pharmaceuticals Co. (a)      300                    3,619

Jones Pharma, Inc.                1,000                  28,125

King Pharmaceuticals, Inc. (a)    1,400                  33,775

Kos Pharmaceuticals, Inc. (a)     300                    1,781

Ligand Pharmaceuticals, Inc.      600                    5,888
Class B (a)

Lilly (Eli) & Co.                 17,500                 1,657,031

Medicis Pharmaceutical Corp.      750                    28,313
Class A (a)

Medimmune, Inc. (a)               800                    44,000

Merck & Co., Inc.                 38,400                 3,139,200

Microvision, Inc. (a)             100                    1,438

Millennium Pharmaceuticals,       1,100                  34,169
Inc. (a)

Mylan Laboratories, Inc.          2,800                  76,475

Nature's Sunshine Products,       100                    1,225
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

NBTY, Inc. (a)                    2,400                 $ 14,400

NeoRX Corp. (a)                   700                    1,094

NeoTherapeutics, Inc. (a)         300                    2,419

NeXstar Pharmeceuticals, Inc.     100                    1,381
(a)

Organogenesis, Inc. (a)           250                    3,438

PAREXEL International Corp.       1,100                  22,894
(a)

PathoGenesis Corp. (a)            700                    32,069

Pfizer, Inc.                      20,800                 2,744,300

Pharmaceutical Product            1,000                  34,750
Development, Inc. (a)

Pharmacopeia, Inc. (a)            100                    950

Pharmacyclics, Inc. (a)           200                    3,800

Protein Design Labs, Inc. (a)     200                    3,300

Pure World, Inc.                  330                    1,588

Quintiles Transnational Corp.     1,800                  77,625
(a)

Rexall Sundown, Inc. (a)          700                    10,019

Roberts Pharmaceutical Corp.      600                    13,575
(a)

Sangstat Medical Corp. (a)        900                    20,138

Schering-Plough Corp.             23,200                 1,297,750

Scios, Inc. (a)                   400                    3,700

Sepracor, Inc. (a)                500                    62,375

Sequus Pharmaceuticals, Inc.      800                    16,350
(a)

Serologicals Corp. (a)            550                    9,831

Sigma-Aldrich Corp.               2,700                  71,213

SonoSight, Inc. (a)               33                     390

Sugen, Inc. (a)                   400                    6,975

Technical Chemicals &             100                    134
Products, Inc. (a)

Texas Biotechnology Corp. (a)     100                    425

Theragenics Corp. (a)             600                    4,088

Trimeris, Inc. (a)                1,200                  18,675

Twinlab Corp. (a)                 1,200                  10,238

Vertex Pharmaceuticals, Inc.      600                    14,100
(a)

Vical, Inc. (a)                   400                    5,100

ViroPharma, Inc. (a)              1,100                  9,144

Vivus, Inc. (a)                   200                    519

Warner-Lambert Co.                13,000                 897,813

Watson Pharmaceuticals, Inc.      1,139                  55,028
(a)

Zonagen, Inc. (a)                 200                    5,525

                                                         15,693,589

MEDICAL EQUIPMENT & SUPPLIES
- 3.1%

Abbott Laboratories               23,700                 1,100,569

ADAC Laboratories (a)             1,300                  23,238

AmeriSource Health Corp.          700                    52,238
Class A (a)

Ballard Medical Products          1,500                  35,906

Bard (C.R.), Inc.                 1,000                  56,375

Bausch & Lomb, Inc.               1,400                  84,438

Baxter International, Inc.        4,000                  281,500

Becton, Dickinson & Co.           4,900                  164,150

Bergen Brunswig Corp. Class A     1,400                  34,213

Bindley Western Industries,       666                    17,524
Inc.

Biomet, Inc.                      2,500                  91,719



                                 SHARES                 VALUE (NOTE 1)

Boston Scientific Corp. (a)       5,600                 $ 148,400

Cardinal Health, Inc.             4,668                  336,971

Closure Medical Corp. (a)         600                    17,475

Coherent, Inc. (a)                200                    2,988

CONMED Corp. (a)                  400                    12,350

Cooper Companies, Inc. (a)        100                    1,463

Cyberonics, Inc. (a)              200                    1,763

Cygnus, Inc. (a)                  100                    575

Datascope Corp.                   300                    7,838

Dentsply International, Inc.      1,900                  48,450

Eclipse Surgical Technologies     300                    3,375
(a)

Guidant Corp.                     4,500                  256,500

Haemonetics Corp. (a)             100                    1,669

Heartport, Inc. (a)               200                    1,325

Henry Schein, Inc. (a)            1,400                  35,875

Hillenbrand Industries, Inc.      1,000                  41,875

Hologic, Inc. (a)                 200                    2,013

I-Stat Corp. (a)                  100                    1,075

Imatron, Inc. (a)                 1,500                  2,063

Interpore International (a)       100                    453

Invacare Corp.                    1,100                  26,125

Johnson & Johnson                 21,300                 1,818,488

Mallinckrodt, Inc.                1,600                  49,500

McKesson HBOC, Inc.               4,757                  323,476

Medtronic, Inc.                   9,084                  641,558

Mentor Corp.                      600                    9,225

Millipore Corp.                   400                    11,150

MiniMed, Inc. (a)                 400                    34,100

NCS HealthCare, Inc. (a)          700                    9,931

Neoprobe Corp. (a)                100                    125

Novoste Corp. (a)                 500                    12,813

Oakley, Inc. (a)                  400                    3,325

Ocular Sciences, Inc. (a)         500                    12,250

Omnicare, Inc.                    2,100                  50,269

Osteotech, Inc. (a)               500                    27,063

Pall Corp.                        2,700                  57,206

Patterson Dental Co. (a)          1,200                  48,600

Perclose, Inc. (a)                600                    25,350

Perrigo Co. (a)                   3,000                  25,125

PharMerica, Inc. (a)              3,336                  18,765

PLC Systems, Inc. (a)             400                    1,600

Priority Healthcare Corp. (a)     700                    27,256

Priority Healthcare Corp.         298                    11,603
Class A (a)

PSS World Medical, Inc. (a)       2,400                  27,300

Quigley Corp. (a)                 200                    1,025

Resmed, Inc. (a)                  600                    18,600

Respironics, Inc. (a)             500                    6,406

Sabratek Corp. (a)                900                    16,988

Schick Technologies, Inc. (a)     1,800                  8,550

Sonus Pharmaceuticals, Inc.       200                    1,475
(a)

Spacelabs Medical, Inc. (a)       500                    8,875

St. Jude Medical, Inc. (a)        472                    11,859

Steris Corp. (a)                  1,200                  39,450

Stryker Corp.                     900                    42,525

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Sybron International, Inc. (a)    500                   $ 12,281

Techne Corp. (a)                  1,100                  27,500

Teleflex, Inc.                    200                    7,113

Thermo Cardiosystems, Inc. (a)    100                    944

Uromed Corp. (a)                  20                     31

VISX, Inc. (a)                    800                    49,400

Wesley Jessen Visioncare,         400                    10,400
Inc. (a)

Xomed Surgical Products, Inc.     650                    23,644
(a)

Zila, Inc. (a)                    4,300                  17,603

                                                         6,443,238

MEDICAL FACILITIES MANAGEMENT
- 0.6%

Advance Paradigm, Inc. (a)        300                    10,819

Alternative Living Services,      500                    10,250
Inc. (a)

American Healthcorp, Inc. (a)     100                    1,125

American HomePatient, Inc. (a)    300                    731

Amsurg Corp. Class A (a)          9                      79

Apria Healthcare Group, Inc.      400                    3,575
(a)

ARV Assisted Living, Inc. (a)     100                    463

Beverly Enterprises, Inc. (a)     1,000                  5,188

Columbia/HCA Healthcare Corp.     9,900                  176,963

Compdent Corp. (a)                200                    2,550

Concentra Managed Care, Inc.      1,800                  19,125
(a)

Covance, Inc. (a)                 1,700                  46,856

Coventry Health Care, Inc. (a)    300                    3,216

Foundation Health Systems,        1,900                  15,200
Inc.  Class A (a)

Genesis Health Ventures, Inc.     800                    4,400
(a)

HCR Manor Care, Inc. (a)          1,300                  29,088

Health Management Associates,     6,350                  82,153
Inc. Class A (a)

HEALTHSOUTH Corp. (a)             5,419                  62,996

Humana, Inc. (a)                  1,600                  28,000

IMPATH, Inc. (a)                  300                    7,556

Integrated Health Services,       2,200                  13,063
Inc.

Laser Vision Centers, Inc. (a)    700                    19,513

Lincare Holdings, Inc. (a)        1,600                  57,000

Mariner Post-Acute Network,       1,100                  2,406
Inc. (a)

Medical Resources, Inc. (a)       66                     149

Medquist, Inc. (a)                500                    17,094

Mid-Atlantic Medical              200                    1,563
Services, Inc. (a)

NovaCare, Inc. (a)                300                    638

Orthodontic Centers of            700                    10,500
America, Inc. (a)

Oxford Health Plans, Inc. (a)     400                    7,575

PacifiCare Health Systems,        1,000                  72,250
Inc.  Class B (a)

Pediatrix Medical Group (a)       600                    18,525

Phycor, Inc. (a)                  1,800                  9,788

PhyMatrix Corp. (a)               200                    363

Physician Reliance Network,       300                    2,719
Inc. (a)

Province Healthcare Co. (a)       1,400                  21,263

Quest Diagnostics, Inc. (a)       100                    2,138



                                 SHARES                 VALUE (NOTE 1)

Quorum Health Group, Inc. (a)     1,700                 $ 15,725

Renal Care Group, Inc. (a)        1,650                  32,691

Res-Care, Inc. (a)                200                    4,750

Sun Healthcare Group, Inc. (a)    2,900                  3,988

Sunrise Assisted Living, Inc.     500                    19,313
(a)

Tenet Healthcare Corp. (a)        6,300                  124,031

Total Renal Care Holdings,        1,667                  14,795
Inc. (a)

Trigon Healthcare, Inc. (a)       1,000                  35,063

United HealthCare Corp.           2,500                  123,281

Universal Health Services,        1,200                  48,750
Inc. Class B (a)

Urologix, Inc. (a)                200                    725

Ventas, Inc.                      400                    3,225

Wellpoint Health Networks,        900                    70,988
Inc. (a)

                                                         1,264,205

TOTAL HEALTH                                             23,401,032

HOLDING COMPANIES - 0.0%

Leucadia National Corp. (a)       500                    14,906

Triarc Companies, Inc. Class      100                    1,588
A (a)

                                                         16,494

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.3%

ELECTRICAL EQUIPMENT - 3.1%

Adtran, Inc. (a)                  400                    8,200

Advanced Lighting                 1,000                  7,250
Technologies, Inc. (a)

American Power Conversion         1,100                  39,463
Corp. (a)

Anicom, Inc. (a)                  100                    694

ANTEC Corp. (a)                   1,300                  36,238

Avid Technology, Inc. (a)         700                    20,519

BMC Industries, Inc.              300                    1,463

California Microwave, Inc. (a)    100                    1,013

Cymer, Inc. (a)                   900                    20,588

Emerson Electric Co.              7,843                  450,482

General Electric Co.              52,803                 5,296,801

General Instrument Corp. (a)      2,100                  61,425

Genlyte Group, Inc. (a)           300                    5,428

Grainger (W.W.), Inc.             2,000                  89,000

Harris Corp.                      2,300                  71,588

Honeywell, Inc.                   2,500                  174,844

Hubbell, Inc. Class B             2,100                  78,225

Hughes Supply, Inc.               100                    2,019

IEC Electronics Corp. (a)         100                    394

L-3 Communications Holdings,      900                    38,588
Inc. (a)

Littelfuse, Inc. (a)              800                    13,650

MagneTek, Inc. (a)                100                    1,088

Omnipoint Corp. (a)               700                    8,138

Ortel Corp. (a)                   300                    2,400

Pinnacle Systems (a)              500                    17,906

Powerwave Technologies, Inc.      800                    18,800
(a)

Rofin Sinar Technologies,         300                    2,438
Inc. (a)

Roper Industries, Inc.            100                    2,213

Scientific-Atlanta, Inc.          1,600                  51,900

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT -
CONTINUED

Sensormatic Electronics Corp.     400                   $ 4,200
(a)

SLI, Inc. (a)                     350                    7,831

Smith (A.O.) Corp. Class B        150                    3,197

Spectrian Corp. (a)               800                    9,350

VWR Scientific Products Corp.     200                    4,638
(a)

Zoltek Companies, Inc. (a)        100                    859

                                                         6,552,830

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.9%

AGCO Corp.                        1,600                  10,500

Astec Industries, Inc. (a)        600                    16,500

Briggs & Stratton Corp.           800                    39,050

Brooks Automation, Inc. (a)       800                    17,500

Case Corp.                        2,100                  40,950

Caterpillar, Inc.                 6,300                  287,044

Coltec Industries, Inc. (a)       1,200                  21,600

Cooper Industries, Inc.           2,400                  105,000

CUNO, Inc. (a)                    400                    6,025

Deere & Co.                       3,900                  127,481

Dover Corp.                       4,600                  156,400

DT Industries, Inc.               300                    3,300

Exide Corp.                       1,200                  18,000

Flow International Corp. (a)      600                    5,438

Flowserve Corp.                   800                    13,250

FSI International, Inc. (a)       100                    975

Harnischfeger Industries,         1,500                  11,531
Inc.

Illinois Tool Works, Inc.         4,400                  302,500

Ingersoll-Rand Co.                2,600                  123,500

Ionics, Inc. (a)                  200                    5,575

JLG Industries, Inc.              200                    2,813

JLK Direct Distrution, Inc.       300                    3,169
Class A (a)

Kaydon Corp.                      700                    21,350

Kennametal, Inc.                  1,000                  20,813

Kuhlman Corp.                     800                    30,700

Manitowoc Co., Inc.               100                    3,688

Mark IV Industries, Inc.          2,500                  37,656

Milacron, Inc.                    200                    3,563

Mitcham Industries, Inc. (a)      100                    331

MSC Industrial Direct, Inc.       1,000                  17,875
(a)

Nordson Corp.                     700                    41,650

Parker-Hannifin Corp.             2,100                  77,963

Plasma-Therm, Inc. (a)            100                    353

PRI Automation, Inc.              800                    24,000

Robotic Vision Systems, Inc.      100                    303
(a)

Stanley Works                     1,400                  34,038

Stewart & Stevenson Services,     600                    5,025
Inc.

Tenneco, Inc.                     3,800                  113,763

Timken Co.                        1,300                  22,994

UCAR International, Inc. (a)      1,500                  23,813

Ultratech Stepper, Inc. (a)       1,000                  15,781

United States Filter Corp. (a)    2,275                  55,880



                                 SHARES                 VALUE (NOTE 1)

UNOVA, Inc. (a)                   300                   $ 4,350

Valmont Industries, Inc.          700                    8,247

Veeco Instruments, Inc. (a)       400                    15,300

                                                         1,897,537

POLLUTION CONTROL - 0.3%

Allied Waste Industries, Inc.     2,425                  47,288
(a)

Browning-Ferris Industries,       3,800                  119,700
Inc.

Casella Waste Systems, Inc.       1,100                  23,100
Class A (a)

Flanders Corp. (a)                300                    1,031

Ogden Corp.                       200                    4,888

Republic Services, Inc. Class     2,000                  34,875
A (a)

Safety-Kleen Corp. (a)            460                    6,411

Superior Services, Inc. (a)       1,700                  34,159

Waste Management, Inc.            8,652                  422,867

WasteMasters, Inc. (a)            700                    175

                                                         694,494

TOTAL INDUSTRIAL MACHINERY &                             9,144,861
EQUIPMENT

MEDIA & LEISURE - 5.7%

BROADCASTING - 2.3%

American Tower Corp. Class A      1,800                  48,263
(a)

Cablevision Systems Corp.         1,500                  97,500
Class A (a)

Capstar Broadcasting Corp.        1,500                  30,281
Class A (a)

CBS Corp.                         10,700                 394,563

CD Radio, Inc. (a)                500                    10,875

Chancellor Media Corp. (a)        1,100                  48,125

Chris-Craft Industries, Inc.      1,000                  42,375

Clear Channel Communications,     4,500                  270,000
Inc. (a)

Comcast Corp. Class A             5,500                  390,156
(special)

Cox Communications, Inc.          3,900                  275,925
Class A (a)

Cox Radio, Inc. Class A (a)       700                    30,888

E.W. Scripps Co. Class A          900                    36,900

EchoStar Communications Corp.     400                    19,600
 Class A ((a)

Emmis Broadcasting Class A (a)    700                    32,419

Hearst-Argyle Television,         800                    21,100
Inc. (a)

Heftel Broadcasting Corp.         1,000                  41,250
Class A (a)

Infinity Broadcasting Corp.       2,800                  66,500
Class A (a)

Jacor Communications, Inc.        1,200                  83,700
Class A (a)

Jones Intercable, Inc. Class      700                    28,350
A (a)

MediaOne Group, Inc.              9,900                  539,550

Metro One Telecommunications,     1,000                  13,750
Inc. (a)

Metromedia International          300                    1,744
Group, Inc. (a)

NTL, Inc. (a)                     1,200                  93,225

PanAmSat Corp. (a)                100                    3,588

Paxson Communications Corp.       400                    3,300
(a)

Pegasus Communications Corp.      800                    19,500
(a)

Sinclair Broadcast Group,         1,900                  28,144
Inc.  Class A (a)

TCA Cable TV, Inc.                1,500                  66,188

TCI Satellite Entertainment,      4,300                  3,494
Inc.  Class A (a)

Tel-Com Wireless Cable TV         700                    6,147
Corp. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Tele-Communications, Inc.         8,400                 $ 527,625
(TCI Group) Series A (a)

Time Warner, Inc.                 19,300                 1,244,850

U.S. Satellite Broadcasting       2,200                  35,475
Co., Inc.  Class A (a)

United International              1,100                  50,600
Holdings, Inc.  Class A (a)

United Video Satellite Group,     1,500                  43,219
Inc.  Class A (a)

Univision Communications,         1,500                  61,125
Inc.  Class A (a)

USA Networks, Inc. (a)            2,412                  95,877

ValueVision International,        1,800                  15,638
Inc. (a)

Westwood One, Inc. (a)            1,000                  24,375

Young Broadcasting, Inc.          500                    20,250
Class A (a)

                                                         4,866,434

ENTERTAINMENT - 1.3%

Alliance Gaming Corp. (a)         28                     159

American Classic Voyages Co.      100                    2,325
(a)

AMF Bowling, Inc. (a)             400                    1,825

Bally Total Fitness Holding       700                    15,750
Corp. (a)

Carmike Cinemas, Inc. Class A     200                    3,150
(a)

Carnival Corp.                    10,300                 458,350

Cedar Fair LP (depository         100                    2,494
unit)

Disney (Walt) Co.                 32,300                 1,136,556

Family Golf Centers, Inc. (a)     1,500                  8,953

Florida Panthers Holdings,        100                    1,019
Inc.  Class A (a)

Fox Entertainment Group, Inc.     2,000                  52,000
(a)

Image Entertainment, Inc. (a)     700                    5,425

International Speedway Corp.      300                    13,650
Class A

K-Tel International, Inc. (a)     500                    4,969

King World Productions, Inc.      1,300                  34,369
(a)

Kushner Locke Co. (a)             1,500                  13,969

MGM Grand, Inc. (a)               1,390                  52,473

Park Place Entertainment          7,100                  53,250
Corp. (a)

Pixar (a)                         400                    16,450

Platinum Entertainment, Inc.      400                    2,725
(a)

Premier Parks, Inc. (a)           800                    23,300

Rentrak Corp. (a)                 400                    1,200

SFX Entertainment, Inc. Class     700                    42,788
A (a)

Speedway Motorsports, Inc. (a)    200                    7,138

Spelling Entertainment Group,     500                    3,594
Inc. (a)

Tele-Communications, Inc.         6,900                  191,044
(TCI Ventures Group) Series
A (a)

Ticketmaster Online               400                    14,450
CitySearch, Inc. (a)

Viacom, Inc. Class B              5,700                  503,738
(non-vtg.) (a)

Visual Data Corp. (a)             1,000                  12,875

Zomax Optical Media, Inc. (a)     1,000                  13,031

                                                         2,693,019



                                 SHARES                 VALUE (NOTE 1)

LEISURE DURABLES & TOYS - 0.3%

Arctic Cat, Inc.                  200                   $ 1,550

Authentic Fitness Corp.           100                    1,575

Brunswick Corp.                   2,100                  44,756

Callaway Golf Co.                 1,200                  13,050

Champion Enterprises, Inc. (a)    1,200                  23,625

Coachmen Industries, Inc.         300                    6,075

Coleman, Inc. (a)                 300                    2,813

Harley-Davidson, Inc.             2,000                  115,625

Hasbro, Inc.                      2,900                  107,300

JAKKS Pacific, Inc. (a)           1,100                  18,356

K2, Inc.                          100                    881

Mattel, Inc.                      5,400                  142,425

National R.V. Holdings, Inc.      300                    6,619
(a)

Polaris Industries, Inc.          1,100                  31,075

Silicon Gaming, Inc. (a)          100                    75

T-HQ, Inc. (a)                    300                    5,963

West Marine, Inc. (a)             200                    1,888

                                                         523,651

LODGING & GAMING - 0.2%

Anchor Gaming (a)                 400                    16,025

Aztar Corp. (a)                   300                    1,463

Boyd Gaming Corp. (a)             300                    1,238

Circus Circus Enterprises,        3,000                  51,375
Inc. (a)

Extended Stay America, Inc.       500                    4,375
(a)

Gtech Holdings Corp. (a)          400                    9,050

Harrah's Entertainment, Inc.      700                    11,681
(a)

Hilton Hotels Corp.               2,600                  41,113

International Game Technology     2,500                  47,500
Corp.

Lodgian, Inc. (a)                 300                    1,219

MeriStar Hospitality Corp.        1,000                  17,813

Mirage Resorts, Inc. (a)          4,500                  87,750

Primadonna Resorts, Inc. (a)      400                    4,850

Prime Hospitality Corp. (a)       1,600                  16,400

Promus Hotel Corp. (a)            2,100                  73,894

Station Casinos, Inc. (a)         300                    3,000

Suburban Lodges of America,       200                    1,550
Inc. (a)

Sunterra Corp. (a)                500                    6,125

Trump Hotels & Casino             700                    2,800
Resorts, Inc. (a)

WMS Industries, Inc.              1,300                  10,238

                                                         409,459

PUBLISHING - 0.8%

American Greetings Corp.          1,000                  23,688
Class A

Applied Graphics                  860                    7,740
Technologies, Inc. (a)

Banta Corp.                       1,200                  25,575

Belo (A.H.) Corp. Class A         1,500                  27,188

Central Newspapers, Inc.          600                    21,000
Class A

CMP Media, Inc. Class A (a)       600                    18,000

Dow Jones & Co., Inc.             2,100                  98,700

Gannet, Inc.                      5,100                  323,850

Gibson Greetings, Inc. (a)        400                    3,313

Harcourt General, Inc.            1,500                  68,719

Harte Hanks Communications,       400                    10,350
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

PUBLISHING - CONTINUED

Hollinger International, Inc.     3,400                 $ 42,075
Class A

Houghton Mifflin Co.              900                    38,700

Journal Register Co. (a)          300                    3,938

Knight-Ridder, Inc.               2,000                  100,375

Lee Enterprises, Inc.             200                    5,525

McClatchy Co., The Class A        100                    3,200

McGraw-Hill Companies, Inc.       1,900                  207,931

Meredith Corp.                    200                    6,750

New York Times Co. (The)          2,900                  89,900
Class A

PRIMEDIA, Inc. (a)                200                    2,663

Pulitzer Publishing Co.           200                    15,975

Reader's Digest Association,      2,100                  71,400
Inc.  Class A (non-vtg.)

Scholastic Corp. (a)              500                    24,625

Times Mirror Co. Class A          1,700                  94,881

Tribune Co.                       2,400                  159,150

Washington Post Co. Class B       200                    109,975

Wiley (JOHN) & Sons, Inc.         900                    40,106
Class A

World Color Press, Inc. (a)       600                    14,888

Ziff-Davis, Inc. (a)              2,300                  38,669

                                                         1,698,849

RESTAURANTS - 0.8%

Applebee's International,         1,300                  33,719
Inc.

Avado Brands, Inc.                800                    5,450

Bob Evans Farms, Inc.             1,300                  28,031

Boston Chicken, Inc. (a)          400                    264

Brinker International, Inc.       400                    11,575
(a)

Buffets, Inc. (a)                 2,700                  27,169

CBRL Group, Inc.                  2,000                  37,500

CEC Entertainment, Inc. (a)       300                    9,000

Cheesecake Factory, Inc. (a)      1,250                  25,625

CKE Restaurants, Inc.             1,111                  29,511

Darden Restaurants, Inc.          2,000                  44,000

Dave & Busters, Inc. (a)          100                    1,969

Einstein/Noah Bagel Corp. (a)     100                    144

Fine Host Corp. (a)               500                    148

Foodmaker, Inc. (a)               1,200                  27,600

Koo Koo Roo Enterprises, Inc.     1,100                  567
(a)

Landry's Seafood Restaurants,     1,800                  12,263
Inc. (a)

Lone Star Steakhouse Saloon       200                    1,813
(a)

Marriott International, Inc.      3,400                  122,400
Class A

McDonald's Corp.                  10,500                 892,500

O Charleys, Inc. (a)              150                    2,213

Outback Steakhouse, Inc. (a)      1,400                  61,425

Papa John's International,        1,100                  47,575
Inc. (a)

Planet Hollywood                  500                    1,219
International, Inc.  Class A
(a)

Rainforest Cafe, Inc. (a)         250                    1,359

Rock Bottom Restaurants, Inc.     100                    875
(a)

Ryan's Family Steak Houses,       1,200                  13,650
Inc. (a)

Sonic Corp. (a)                   150                    3,600



                                 SHARES                 VALUE (NOTE 1)

Starbucks Corp. (a)               1,500                 $ 79,313

Tricon Global Restaurants,        2,900                  179,800
Inc. (a)

Wendy's International, Inc.       3,400                  81,388

                                                         1,783,665

TOTAL MEDIA & LEISURE                                    11,975,077

NONDURABLES - 6.7%

AGRICULTURE - 0.1%

Delta & Pine Land Co.             200                    6,475

Michael Foods, Inc.               500                    9,250

Northland Cranberries, Inc.       100                    753
Class A

Pioneer Hi-Bred                   4,800                  112,500
International, Inc.

                                                         128,978

BEVERAGES - 2.0%

Anheuser-Busch Companies,         7,300                  559,819
Inc.

Beringer Wine Estates             600                    24,188
Holdings, Inc. Class B (a)

Brown-Forman Corp. Class B        600                    39,563

Canandaigua Brands, Inc.          700                    37,363
Class A (a)

Celestial Seasonings, Inc. (a)    200                    5,775

Coca-Cola Co. (The)               40,000                 2,557,500

Coca-Cola Enterprises, Inc.       5,700                  176,700

Coors (Adolph) Co. Class B        600                    35,738

M & F Worldwide Corp. (a)         100                    913

Mondavi (Robert) Corp. Class      500                    17,188
A (a)

PepsiCo, Inc.                     22,800                 857,850

Whitman Corp.                     2,300                  43,700

                                                         4,356,297

FOODS - 1.8%

Agribrands International,         240                    7,440
Inc.

American Italian Pasta Co.        200                    5,100
Class A (a)

Archer-Daniels-Midland Co.        11,530                 174,391

Bestfoods                         5,300                  248,769

Campbell Soup Co.                 8,100                  325,519

Chiquita Brands                   800                    6,900
International, Inc.

ConAgra, Inc.                     6,900                  207,863

Corn Products International,      1,200                  28,200
Inc.

Dean Foods Co.                    700                    25,506

Dole Food, Inc.                   1,700                  53,550

Earthgrains Co.                   1,600                  39,300

Flowers Industries, Inc.          1,400                  34,125

Gardenburger, Inc. (a)            400                    4,400

General Mills, Inc.               2,900                  233,994

Heinz (H.J.) Co.                  6,600                  359,288

Hershey Foods Corp.               2,800                  174,300

Hormel Foods Corp.                400                    14,400

IBP, Inc.                         1,800                  40,500

International Home Foods,         1,300                  20,313
Inc. (a)

International Multifoods          100                    2,163
Corp.

Interstate Bakeries Corp.         1,600                  38,400

Kellogg Co.                       7,300                  270,100

Lancaster Colony Corp.            1,350                  37,125

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

NONDURABLES - CONTINUED

FOODS - CONTINUED

Lance, Inc.                       600                   $ 9,900

McCormick & Co., Inc.             2,300                  65,838
(non-vtg.)

Nabisco Holdings Corp. Class A    1,500                  66,563

Quaker Oats Co.                   2,800                  152,950

Ralcorp Holdings, Inc. (a)        680                    12,113

Ralston Purina Co.                6,200                  167,013

Sara Lee Corp.                    13,800                 375,188

Smithfield Foods, Inc. (a)        1,400                  36,794

Suiza Foods Corp. (a)             700                    25,900

Sysco Corp.                       6,600                  186,450

Tyson Foods, Inc.                 3,100                  63,550

Universal Foods Corp.             200                    4,538

Vlasic Foods International,       650                    7,922
Inc. (a)

Wrigley (Wm.) Jr. Co.             2,200                  204,600

                                                         3,730,965

HOUSEHOLD PRODUCTS - 1.9%

Alberto-Culver Co. Class B        300                    7,200

American Safety Razor Co. (a)     500                    6,844

Aptargroup, Inc.                  1,000                  27,375

Avon Products, Inc.               4,800                  199,800

Brady (W.H.) Co. Class A          700                    16,713

Clorox Co.                        2,179                  257,803

Colgate-Palmolive Co.             4,300                  364,963

Dial Corp.                        2,600                  75,888

Enamelon, Inc. (a)                200                    1,125

Estee Lauder Companies, Inc.      1,300                  112,856

French Fragrances, Inc. (a)       200                    1,313

Gillette Co.                      17,400                 933,075

International Flavors &           2,100                  86,494
Fragrances, Inc.

Premark International, Inc.       300                    9,581

Procter & Gamble Co.              21,000                 1,879,500

Revlon, Inc. Class A (a)          900                    12,713

Rubbermaid, Inc.                  3,300                  109,106

Safeskin Corp. (a)                1,500                  34,875

Ultralife Batteries, Inc. (a)     600                    3,113

USA Detergents, Inc. (a)          300                    1,950

Windmere-Durable Holdings,        500                    2,500
Inc. (a)

York Group, Inc.                  400                    3,600

                                                         4,148,387

TOBACCO - 0.9%

Dimon, Inc.                       500                    2,188

General Cigar Holdings, Inc.      300                    2,194
Class A (a)

Philip Morris Companies, Inc.     38,500                 1,506,313

RJR Nabisco Holdings Corp.        5,800                  158,413

Schweitzer-Mauduit                200                    2,350
International, Inc.

Universal Corp.                   1,200                  32,625

UST, Inc.                         4,400                  130,075

                                                         1,834,158

TOTAL NONDURABLES                                        14,198,785



                                 SHARES                 VALUE (NOTE 1)

PRECIOUS METALS - 0.1%

Battle Mountain Gold Co.          4,100                 $ 13,838

Coeur d'Alene Mines Corp. (a)     900                    4,781

Echo Bay Mines Ltd. (a)           1,700                  3,078

Getchell Gold Corp. (a)           1,000                  25,938

Homestake Mining Co.              6,900                  63,394

Newmont Mining Corp.              4,045                  69,776

Royal Oak Mines, Inc. (a)         900                    137

Stillwater Mining Co. (a)         600                    13,763

TOTAL PRECIOUS METALS                                    194,705

RETAIL & WHOLESALE - 6.1%

APPAREL STORES - 0.7%

Abercrombie & Fitch Co. Class     1,137                  86,412
A (a)

AnnTaylor Stores Corp. (a)        400                    15,125

Cato Corp. Class A                400                    3,800

Charming Shoppes, Inc. (a)        4,600                  15,525

Chicos Fas, Inc. (a)              300                    7,388

Claire's Stores, Inc.             1,800                  39,713

Dress Barn, Inc. (a)              1,000                  13,000

Footstar, Inc. (a)                900                    22,950

Gap, Inc.                         9,050                  585,422

Goody's Family Clothing (a)       1,100                  11,103

Gymboree Corp. (a)                500                    5,250

International Isotopes, Inc.      100                    1,150
(a)

Intimate Brands, Inc. Class A     4,700                  184,769

Just for Feet, Inc. (a)           1,600                  16,350

Limited, Inc. (The)               4,025                  142,888

Men's Wearhouse, Inc. (The)       700                    20,563
(a)

Paul Harris Stores, Inc. (a)      100                    650

Payless ShoeSource, Inc. (a)      1,000                  54,875

Ross Stores, Inc.                 1,300                  59,475

Stage Stores, Inc. (a)            700                    5,075

Talbots, Inc.                     100                    2,419

TJX Companies, Inc.               4,400                  125,675

Venator Group, Inc. (a)           700                    3,456

Wet Seal, Inc. Class A (a)        600                    23,288

                                                         1,446,321

APPLIANCE STORES - 0.0%

Cellstar Corp. (a)                1,500                  17,063

Hirsch International Corp.        400                    1,150
Class A (a)

                                                         18,213

DRUG STORES - 0.5%

CVS Corp.                         5,686                  301,358

Duane Reade, Inc. (a)             700                    21,175

General Nutrition Companies,      1,500                  20,063
Inc. (a)

Genovese Drug Stores, Inc.        700                    16,888
Class A

Longs Drug Stores Corp.           600                    21,713

Perfumania, Inc. (a)              1,300                  6,500

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

DRUG STORES - CONTINUED

Rite Aid Corp.                    3,800                 $ 157,225

Walgreen Co.                      15,100                 483,200

                                                         1,028,122

GENERAL MERCHANDISE STORES -
2.6%

99 Cents Only Stores (a)          656                    31,037

Ames Department Stores, Inc.      700                    21,000
(a)

BJ's Wholesale Club, Inc. (a)     1,300                  56,631

Consolidated Stores Corp. (a)     1,294                  32,593

Cost Plus, Inc. (a)               100                    3,544

Costco Companies, Inc. (a)        3,100                  248,969

Dayton Hudson Corp.               6,600                  412,913

Dillards, Inc. Class A            2,800                  69,650

Dollar General Corp.              2,125                  63,617

Dollar Tree Stores, Inc. (a)      950                    38,000

Elder Beerman Stores Corp. (a)    500                    3,953

Family Dollar Stores, Inc.        1,300                  26,000

Federated Department Stores,      4,200                  159,863
Inc. (a)

Hot Topic, Inc. (a)               200                    2,825

K mart Corp. (a)                  8,900                  155,750

Kohls Corp. (a)                   2,100                  144,900

May Department Stores Co.         4,500                  266,625
(The)

Michaels Stores, Inc. (a)         500                    8,563

Neiman-Marcus Group, Inc. (a)     100                    2,588

Nordstrom, Inc.                   2,400                  96,600

Party City Corp. (a)              450                    4,922

Penney (J.C.) Co., Inc.           3,300                  119,213

Saks, Inc. (a)                    2,931                  105,333

Sears, Roebuck & Co.              5,300                  215,313

Shopko Stores, Inc. (a)           100                    3,150

Stein Mart, Inc. (a)              400                    3,650

Wal-Mart Stores, Inc.             36,200                 3,126,775

                                                         5,423,977

GROCERY STORES - 0.8%

Albertson's, Inc.                 4,700                  267,900

American Stores Co.               4,100                  138,375

Central Garden & Pet Co. (a)      1,400                  23,800

Fleming Companies, Inc.           2,100                  15,488

Food Lion, Inc. Class A           8,400                  80,062

Great Atlantic & Pacific Tea,     1,200                  37,875
Inc.

Hain Food Group, Inc. (a)         100                    1,913

Hannaford Brothers Co.            1,100                  51,700

Kroger Co. (a)                    3,700                  239,344

Meyer (Fred), Inc. (a)            2,590                  166,408

Performance Food Group Co. (a)    100                    2,600

Safeway, Inc. (a)                 7,300                  421,575

Supervalu, Inc.                   2,700                  64,969

U.S. Foodservice (a)              1,277                  59,301

United Natural Foods, Inc. (a)    300                    7,538

Whole Foods Market, Inc. (a)      1,100                  33,963



                                 SHARES                 VALUE (NOTE 1)

Wild Oats Markets, Inc. (a)       550                   $ 14,713

Winn-Dixie Stores, Inc.           2,400                  105,150

                                                         1,732,674

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.5%

Action Performance Companies,     700                    25,113
Inc. (a)

AgriBioTech, Inc. (a)             1,000                  4,375

Audio Book Club, Inc. (a)         800                    7,550

Barnes & Noble, Inc. (a)          600                    17,738

Bed Bath & Beyond, Inc. (a)       1,800                  52,988

Best Buy Co., Inc. (a)            1,500                  139,125

Beyond.com Corp. (a)              1,300                  33,800

Big Entertainment, Inc. (a)       1,200                  13,875

Boise Cascade Office Products     300                    3,600
Corp.

Books-A-Million, Inc. (a)         900                    10,069

Borders Group, Inc. (a)           1,000                  13,813

Brylane, Inc. (a)                 100                    2,163

Cannondale Corp. (a)              100                    1,263

CDnow, Inc.                       800                    12,900

Circuit City Stores, Inc. -       1,200                  65,100
Circuit  City Group

Cole National Corp. Class A       100                    1,600
(a)

Corporate Express, Inc. (a)       3,834                  20,608

Creative Computers, Inc. (a)      500                    16,313

Cyberian Outpost, Inc. (a)        1,500                  25,594

CyberShop International, Inc.     1,600                  11,900
(a)

Daisytek International Corp.      900                    17,156
(a)

dELiA*s, Inc. (a)                 900                    15,019

DM Management Co. (a)             300                    3,900

E4L, Inc. (a)                     100                    565

Eagle Hardware & Garden, Inc.     1,100                  41,319
(a)

Elcom International, Inc. (a)     100                    375

Fingerhut Companies, Inc.         1,400                  34,388

Finish Line, Inc. Class A (a)     700                    8,444

Friedmans, Inc. Class A (a)       200                    2,100

Gadzooks, Inc. (a)                500                    4,000

Genesis Direct, Inc. (a)          3,000                  11,813

Good Guys, Inc. (a)               400                    1,438

Guitar Center, Inc. (a)           800                    13,350

Handleman Co. (a)                 700                    9,056

Home Depot, Inc.                  23,600                 1,408,625

IKON Office Solutions, Inc.       1,000                  14,125

ImaginOn, Inc. (a)                1,500                  8,906

Lets Talk Cellular &              200                    838
Wireless, Inc. (a)

Lowe's Companies, Inc.            5,200                  308,425

Micro Warehouse, Inc. (a)         500                    9,875

Multiple Zones International,     1,200                  12,450
Inc. (a)

N2K, Inc. (a)                     800                    10,250

Navarre Corp. (a)                 900                    14,400

Office Depot, Inc. (a)            3,300                  117,769

Officemax, Inc. (a)               3,000                  23,250

ONSALE, Inc. (a)                  400                    14,600

PC Connection, Inc.               1,500                  23,625

PEAPOD, Inc. (a)                  500                    4,125

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Petco Animal Supplies, Inc.       300                   $ 2,419
(a)

PETsMART, Inc. (a)                800                    6,300

Pier 1 Imports, Inc.              3,150                  27,169

School Specialty, Inc.            1,200                  26,475

Sharper Image Corp. (a)           1,100                  16,088

Shop At Home, Inc. (a)            2,200                  31,075

SkyMall, Inc. (a)                 700                    10,106

Spiegel, Inc. Class A (a)         800                    5,700

Sports Authority, Inc. (a)        800                    5,150

Staples, Inc. (a)                 6,875                  202,168

Summit Technology, Inc. (a)       100                    613

Sunglass Hut International,       600                    5,813
Inc. (a)

Tandy Corp.                       2,100                  116,813

Tiffany & Co., Inc.               1,000                  57,188

Toys R Us, Inc. (a)               5,700                  80,513

U.S. Office Products Co.          363                    1,792

U.S.A. Floral Products, Inc.      1,000                  14,000
(a)

Williams-Sonoma, Inc. (a)         900                    30,769

Wilmar Industries, Inc. (a)       100                    1,750

Zale Corp. (a)                    1,400                  46,375

                                                         3,301,949

TOTAL RETAIL & WHOLESALE                                 12,951,256

SERVICES - 1.4%

ADVERTISING - 0.2%

ADVO, Inc. (a)                    100                    2,000

DoubleClick, Inc. (a)             500                    44,938

Getty Images, Inc. (a)            400                    7,650

HA-LO Industries, Inc. (a)        750                    8,016

Interpublic Group of              2,200                  164,588
Companies, Inc.

Lamar Advertising Co. Class A     1,150                  44,419
(a)

Network Event Theater, Inc.       1,300                  22,181
(a)

Omnicom Group, Inc.               2,100                  139,125

Outdoor Systems, Inc. (a)         2,275                  63,558

TMP Worldwide, Inc. (a)           700                    39,375

Young & Rubicam, Inc.             700                    26,425

                                                         562,275

EDUCATIONAL SERVICES - 0.1%

Apollo Group, Inc. Class A (a)    1,350                  40,584

Devry, Inc. (a)                   300                    7,538

Education Management Corp. (a)    1,400                  37,625

ITT Educational Services,         1,000                  36,438
Inc. (a)

                                                         122,185

LEASING & RENTAL - 0.1%

Avis Rent A Car, Inc. (a)         700                    16,056

Budget Group, Inc. Class A (a)    1,400                  16,363

Caribiner International, Inc.     200                    1,563
(a)

Central Parking Corp.             1,000                  34,125



                                 SHARES                 VALUE (NOTE 1)

Dollar Thrifty Automotive         500                   $ 5,938
Group, Inc. (a)

GATX Corp.                        200                    6,913

Hertz Corp. Class A               1,000                  39,813

Hollywood Entertainment Corp.     900                    24,694
(a)

Rent-A-Center, Inc. (a)           800                    20,300

Rent-Way, Inc. (a)                770                    17,421

Ryder Systems, Inc.               500                    13,500

United Rentals, Inc. (a)          600                    19,313

                                                         215,999

PRINTING - 0.1%

Consolidated Graphics, Inc.       300                    18,225
(a)

Cyrk, Inc. (a)                    100                    644

Deluxe Corp.                      1,800                  60,975

Donnelley (R.R.) & Sons Co.       2,500                  85,625

Harland (John H.) Co.             500                    6,719

Paxar Corp. (a)                   200                    1,700

Reynolds & Reynolds Co. Class     400                    7,550
A

United Stationers, Inc. (a)       1,600                  29,300

Valassis Communications, Inc.     900                    43,200
(a)

Wallace Computer Services,        400                    9,050
Inc.

                                                         262,988

SERVICES - 0.9%

Abacus Direct Corp. (a)           500                    33,875

ABR Information Services,         800                    14,100
Inc. (a)

ACNielsen Corp. (a)               1,900                  49,400

Advanced Health Corp. (a)         400                    1,225

American Oncology Resources,      200                    2,000
Inc. (a)

AmeriPath, Inc. (a)               1,600                  14,900

Amkor Technology, Inc.            3,900                  40,950

Analytical Surveys, Inc. (a)      200                    5,200

Assisted Living Concepts,         400                    1,900
Inc. (a)

Automobile Protection Corp.       400                    4,300
(a)

Billing Information Concepts      300                    3,009
Corp. (a)

Block (H&R), Inc.                 1,500                  68,063

Boron LePore & Associates,        600                    7,575
Inc. (a)

Building One Services Corp.       2,000                  33,000
(a)

Cadiz, Inc. (a)                   200                    1,725

Catalina Marketing Corp. (a)      700                    45,063

CDI Corp. (a)                     100                    2,263

Cendant Corp. (a)                 12,580                 208,356

Century Business Services,        1,500                  17,531
Inc. (a)

CheckFree Holdings Corp. (a)      600                    20,550

Cintas Corp.                      1,400                  99,050

Coach USA, Inc. (a)               800                    18,800

Coinmach Laundry Corp. (a)        300                    3,094

Computer Horizons Corp. (a)       1,400                  20,913

Crestline Capital Corp.           130                    1,658

Data Processing Resources         1,000                  19,000
Corp. (a)

Day Runner, Inc. (a)              300                    4,088

Dun & Bradstreet Corp.            2,400                  82,200

Ecolab, Inc.                      1,600                  63,800

Fonar Corp.                       200                    263

FYI, Inc. (a)                     400                    12,050

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - CONTINUED

G & K Services, Inc. Class A      500                   $ 24,938

Gartner Group, Inc. Class A       800                    17,950
(a)

Greg Manning Auctions, Inc.       700                    6,038
(a)

HCIA, Inc. (a)                    100                    388

Headway Corporate Resources       300                    1,538
(a)

Interim Services, Inc. (a)        2,000                  38,000

International Telecom Data        1,000                  13,750
Systems, Inc.

Iron Mountain, Inc. (a)           950                    29,094

Jostens, Inc.                     100                    2,344

Kelly Services, Inc. Class A      200                    5,100

Labor Ready, Inc. (a)             600                    16,912

Lason, Inc. (a)                   600                    32,513

Learning Tree International,      100                    838
Inc. (a)

Manpower, Inc.                    400                    9,575

Medaphis Corp. (a)                400                    1,300

Media Arts Group, Inc. (a)        100                    1,363

Medpartners, Inc. (a)             700                    4,156

MemberWorks, Inc. (a)             100                    3,475

Metamor Worldwide, Inc. (a)       1,500                  28,313

Metzler Group, Inc. (a)           850                    36,125

Modis Professional Services,      1,100                  15,056
Inc. (a)

Morrison Knudsen Corp. (a)        100                    969

National Processing, Inc. (a)     100                    606

National Service Industries,      800                    25,700
Inc.

NCO Group, Inc. (a)               600                    18,750

NewsEdge Corp. (a)                300                    3,056

Norrell Corp.                     200                    3,175

NOVA Corp.                        1,557                  38,925

Olsten Corp.                      400                    2,475

Paymentech, Inc. (a)              100                    1,913

Pre-Paid Legal Services, Inc.     600                    17,250
(a)

Precision Response Corp. (a)      100                    650

Premiere Technologies, Inc.       1,716                  15,659
(a)

Profit Recovery Group             600                    19,800
International, Inc. (a)

Protection One, Inc. (a)          100                    813

RCM Technologies, Inc. (a)        200                    3,700

Regis Corp.                       600                    22,425

RemedyTemp, Inc. Class A (a)      200                    3,175

Renaissance Worldwide, Inc.       2,300                  14,375
(a)

Robert Half International,        2,200                  79,200
Inc. (a)

Romac International, Inc. (a)     1,127                  13,524

Rural/Metro Corp. (a)             200                    1,788

Service Corp. International       6,452                  99,200

ServiceMaster Co.                 5,850                  109,322

Snyder Communications, Inc.       1,700                  58,225
(a)

SOS Staffing Services, Inc.       300                    2,663
(a)

Sotheby's Holdings, Inc.          400                    11,200
Class A

Staffmark, Inc. (a)               900                    12,038

Teletech Holdings, Inc. (a)       300                    2,100

True North Communications         1,800                  41,963



                                 SHARES                 VALUE (NOTE 1)

Tuboscope, Inc. (a)               200                   $ 1,075

Veterinary Centers of             500                    7,500
America, Inc. (a)

Wackenhut Corrections Corp.       100                    2,138
(a)

Youth Services International,     100                    375
Inc. (a)

Zebra Technologies Corp. (a)      180                    4,646

Zebra Technologies Corp.          1,200                  30,975
Class A (a)

                                                         1,860,015

TOTAL SERVICES                                           3,023,462

TECHNOLOGY - 19.2%

COMMUNICATIONS EQUIPMENT - 2.8%

3Com Corp. (a)                    5,200                  163,475

ACT Networks, Inc. (a)            300                    3,488

ADC Telecommunications, Inc.      1,700                  68,850
(a)

Advanced Fibre                    800                    6,500
Communications, Inc. (a)

Andrew Corp. (a)                  2,600                  39,325

Applied Signal Technology,        100                    725
Inc. (a)

Ascend Communications, Inc.       3,275                  251,970
(a)

Aspect Telecommunications         1,400                  10,763
Corp. (a)

Brooktrout Technology, Inc.       300                    3,431
(a)

C-Phone Corp. (a)                 500                    1,344

Cabletron Systems, Inc. (a)       1,000                  8,125

Carrier Access Corp. (a)          900                    35,550

Centigram Communications          100                    1,094
Corp. (a)

Checkpoint Systems, Inc. (a)      300                    2,625

Ciena Corp. (a)                   1,200                  33,450

Cisco Systems, Inc. (a)           25,357                 2,480,232

Com21, Inc. (a)                   1,000                  23,563

Comdial Corp. (a)                 100                    688

CustomTracks Corp. (a)            1,300                  10,400

Davox Corp. (a)                   300                    2,588

Dialogic Corp. (a)                800                    22,150

DSP Communications, Inc. (a)      1,000                  15,000

Dycom Industries, Inc. (a)        600                    23,813

Executone Information             4,800                  12,300
Systems, Inc. (a)

General DataComm Industries       100                    244
(a)

Intermedia Communications,        1,300                  23,563
Inc. (a)

InterVoice, Inc. (a)              800                    8,700

Level One Communications,         1,050                  35,175
Inc. (a)

Lo Jack Corp. (a)                 100                    900

Lucent Technologies, Inc.         21,000                 2,132,813

Metricom, Inc. (a)                100                    619

Mosaix, Inc. (a)                  100                    763

Natural MicroSystems Corp. (a)    100                    606

Network Equipment                 300                    2,681
Technologies, Inc. (a)

Osicom Technologies, Inc. (a)     100                    1,613

P-Com, Inc. (a)                   1,900                  12,053

Pairgain Technologies, Inc.       400                    3,450
(a)

Periphonics Corp. (a)             100                    1,050

PictureTel Corp. (a)              300                    2,452

Plantronics, Inc. (a)             600                    36,300

Reltec Corp. (a)                  400                    8,700

Shiva Corp. (a)                   200                    1,194

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

Symmetricom, Inc. (a)             100                   $ 675

Tekelec (a)                       2,200                  26,675

Tellabs, Inc. (a)                 2,844                  227,698

Terayon Communication             800                    24,850
Systems, Inc. (a)

Ultrak, Inc. (a)                  100                    769

VTEL Corp. (a)                    100                    231

Westell Technologies, Inc.        1,700                  8,713
Class A (a)

Xircom, Inc. (a)                  600                    20,400

Xylan Corp. (a)                   1,400                  37,100

                                                         5,841,436

COMPUTER SERVICES & SOFTWARE
- 7.8%

24/7 Media, Inc. (a)              1,100                  27,363

4Front Software                   100                    1,119
International, Inc. (a)

7Th Level, Inc. (a)               500                    1,375

AboveNet Communications, Inc.     900                    28,125
(a)

Acceler8 Technology Corp. (a)     200                    813

Activision, Inc. (a)              1,600                  17,400

Acxiom Corp. (a)                  1,600                  38,300

Adept Technology, Inc. (a)        100                    663

Adobe Systems, Inc.               600                    24,150

Advantage Learning Systems,       400                    30,100
Inc. (a)

Advent Software, Inc. (a)         400                    18,450

Affiliated Computer Services,     1,300                  60,125
Inc.  Class A (a)

Affymetrix, Inc. (a)              800                    31,000

Alternative Resources Corp.       100                    1,075
(a)

Amazon.com, Inc. (a)              2,400                  307,500

America Online, Inc.              14,600                 1,298,488

American Management Systems,      1,000                  33,375
Inc. (a)

American Software, Inc. Class     100                    263
A (a)

Ansoft Corp. (a)                  100                    656

Ardent Software, Inc. (a)         800                    15,200

ARIS Corp. (a)                    1,000                  13,375

Aspect Development, Inc. (a)      1,200                  36,600

Aspen Technology, Inc. (a)        900                    11,531

At Home Corp. Series A (a)        1,800                  191,025

Autodesk, Inc.                    600                    24,075

Automatic Data Processing,        9,600                  381,600
Inc.

Avant! Corp. (a)                  1,200                  20,700

AVT Corp. (a)                     300                    7,763

Aware, Inc. (a)                   700                    24,238

Axent Technolgies, Inc. (a)       880                    30,195

Banyan Systems, Inc. (a)          1,400                  14,088

BEA Systems, Inc. (a)             1,100                  18,838

Bisys Group, Inc. (The) (a)       900                    48,038

Black Box Corp. (a)               500                    16,125

BMC Software, Inc.                3,000                  122,625

Boole & Babbage, Inc.             1,200                  32,250

Brio Technology, Inc. (a)         900                    16,650

broadcast.com, Inc. (a)           800                    67,050

BroadVision, Inc. (a)             700                    31,413



                                 SHARES                 VALUE (NOTE 1)

CACI International, Inc.          100                   $ 1,650
Class A (a)

Cadence Design Systems, Inc.      2,800                  67,375
(a)

Cambridge Technology              600                    15,075
Partners, Inc. (a)

Ceridian Corp. (a)                1,200                  85,950

Ciber, Inc. (a)                   1,000                  25,125

Citrix Systems, Inc. (a)          500                    38,563

Clarify, Inc. (a)                 700                    18,988

CMGI, Inc. (a)                    700                    85,838

CNET, Inc. (a)                    400                    45,850

Command Systems, Inc. (a)         800                    2,050

Complete Business Solutions,      355                    10,029
Inc. (a)

CompuCom Systems, Inc. (a)        200                    869

CompUSA, Inc. (a)                 500                    5,250

Computer Associates               8,200                  344,400
International, Inc.

Computer Concepts Corp. (a)       600                    975

Computer Learning Centers,        400                    1,725
Inc. (a)

Computer Management Sciences,     800                    22,200
Inc. (a)

Computer Sciences Corp.           2,100                  139,913

Compuware Corp. (a)               2,600                  145,438

Concentric Network Corp. (a)      400                    17,550

Concord Communications, Inc.      400                    22,650
(a)

Connect, Inc. (a)                 2,700                  10,294

Convergys Corp. (a)               2,300                  39,819

Corsair Communictions, Inc.       200                    925
(a)

CSG Systems International,        500                    35,625
Inc. (a)

Cybercash, Inc. (a)               800                    10,425

CyberOptics Corp. (a)             100                    1,369

Cylink Corp. (a)                  100                    406

DAOU Systems, Inc. (a)            200                    1,063

Data Broadcasting Corp. (a)       1,800                  27,450

Data Dimensions, Inc. (a)         200                    988

Data Transmission Network         400                    9,150
Corp. (a)

Datastream Systems, Inc. (a)      400                    3,725

Datatec Systems, Inc. (a)         100                    331

Dendrite International, Inc.      800                    22,500
(a)

Diamond Multimedia Systems,       300                    2,100
Inc. (a)

DIDAX, Inc. (a)                   800                    6,900

Digi International, Inc. (a)      100                    650

DocuCorp International, Inc.      20                     106
(a)

Documentum, Inc. (a)              1,000                  21,375

DSET Corp. (a)                    400                    4,800

DST Systems, Inc. (a)             1,510                  81,918

Earthlink Network, Inc. (a)       300                    18,056

EarthWeb, Inc. (a)                700                    26,513

eBay, Inc. (a)                    600                    200,400

Eclipsys Corp. (a)                1,105                  34,048

Edify Corp. (a)                   100                    594

Egghead.com, Inc. (a)             900                    14,625

Electric Lightwave, Inc.          200                    1,575
Class A (a)

Electronic Arts, Inc. (a)         500                    19,938

Electronic Data Systems Corp.     7,300                  339,450

Electronics for Imaging, Inc.     400                    13,975
(a)

Engineering Animation, Inc.       600                    27,150
(a)

Equifax, Inc.                     3,200                  120,800

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Meta Group, Inc. (a)              650                   $ 14,544

Excite, Inc. (a)                  700                    71,750

Exodus Communications, Inc.       500                    36,688
(a)

First Data Corp.                  6,300                  240,975

Fiserv, Inc. (a)                  1,900                  89,300

Forte Software, Inc. (a)          100                    525

Galileo International, Inc.       1,100                  55,550

General Magic, Inc. (a)           200                    981

Genesys Telecommunications        1,100                  18,563
Laboratories, Inc. (a)

GeoCities (a)                     700                    68,425

GeoTel Communications Corp.       500                    21,531
(a)

Go2Net, Inc. (a)                  600                    35,100

Great Plains Software, Inc.       500                    21,000
(a)

GT Interactive Software Corp.     300                    1,481
(a)

Harbinger Corp. (a)               950                    6,175

Health Management Systems,        400                    2,125
Inc. (a)

Healthdyne Information            1,800                  12,825
Enterprise, Inc. (a)

Henry (Jack) & Associates,        900                    32,400
Inc.

HNC Software, Inc. (a)            1,100                  29,563

Hyperion Solutions Corp. (a)      1,395                  19,792

i2 Technologies, Inc. (a)         700                    17,456

IDT Corp. (a)                     1,200                  14,925

IDX Systems Corp. (a)             1,100                  26,125

IMR Global Corp. (a)              850                    15,406

IMS Health, Inc.                  4,800                  170,400

Inacom Corp. (a)                  600                    9,300

Infonautics, Inc. (a)             2,000                  8,313

Information Advantage             700                    8,400
Software, Inc. (a)

Informix Corp. (a)                1,360                  11,900

Infoseek Corp. (a)                300                    21,469

Inktomi Corp. (a)                 600                    37,275

Inso Corp. (a)                    700                    4,878

Intelligroup, Inc. (a)            1,200                  19,275

International Network             700                    35,788
Services (a)

InterVU, Inc. (a)                 300                    6,150

Intuit, Inc. (a)                  800                    79,150

ISS Group, Inc. (a)               700                    42,766

J.D. Edwards & Co. (a)            2,400                  37,950

JDA Software Group, Inc. (a)      1,300                  8,125

Keane, Inc. (a)                   600                    18,563

Learning Co., Inc. (The) (a)      980                    28,481

Legato Systems, Inc. (a)          600                    29,550

LHS Group, Inc. (a)               500                    21,500

Lycos, Inc. (a)                   600                    52,575

Macromedia, Inc. (a)              300                    9,169

Manugistics Group, Inc. (a)       500                    3,938

Mapics, Inc. (a)                  700                    7,569

Medical Manager Corp. (a)         500                    14,000

Mentor Graphics Corp. (a)         2,300                  32,200



                                 SHARES                 VALUE (NOTE 1)

Mercury Interactive Corp. (a)     500                   $ 32,406

MetaCreations Corp. (a)           100                    644

MicroAge, Inc. (a)                200                    1,694

Micromuse, Inc. (a)               900                    29,025

Microsoft Corp. (a)               40,300                 6,050,038

MicroStrategy, Inc. Class A       700                    17,413
(a)

Midway Games, Inc. (a)            239                    2,046

Momentum Business                 52                     449
Applications Inc (a)

National Computer Systems,        700                    22,422
Inc.

National Data Corp.               1,000                  48,313

National Instrument Corp. (a)     800                    23,300

NCR Corp. (a)                     2,200                  90,063

NetGravity, Inc. (a)              1,300                  27,463

Netscape Communications Corp.     1,400                  108,413
(a)

NetSpeak Corp. (a)                300                    4,613

Network Solutions, Inc. Class     200                    36,300
A (a)

Networks Associates, Inc. (a)     1,661                  78,067

New Era of Networks, Inc. (a)     600                    37,425

Novell, Inc. (a)                  4,400                  85,250

Oak Technology, Inc. (a)          300                    984

Object Design, Inc. (a)           100                    644

OnHealth Network Co. (a)          1,100                  12,100

Open Market, Inc. (a)             1,100                  14,300

Oracle Corp. (a)                  15,300                 854,888

Orcad, Inc. (a)                   100                    700

Parametric Technology Corp.       3,100                  47,663
(a)

Paychex, Inc.                     2,500                  105,938

Peerless Systems Corp. (a)        200                    1,875

Pegasystems, Inc. (a)             100                    475

PeopleSoft, Inc.                  2,700                  50,963

Peregrine Systems, Inc. (a)       1,000                  25,625

Peritus Software Services,        900                    506
Inc. (a)

Personnel Group of America,       500                    6,594
Inc. (a)

Platinum Software Corp. (a)       438                    3,176

Platinum Technology, Inc. (a)     873                    11,567

Policy Management Systems         800                    29,250
Corp. (a)

Polycom, Inc. (a)                 800                    16,200

Preview Travel, Inc. (a)          900                    18,338

Progress Software Corp. (a)       300                    9,225

PSINet, Inc. (a)                  600                    21,488

QRS Corp. (a)                     200                    9,963

Quadramed Corp. (a)               900                    13,950

Quickturn Design Systems,         1,300                  18,200
Inc. (a)

Rainbow Technologies, Inc. (a)    150                    2,381

Rational Software Corp. (a)       900                    26,719

RealNetworks, Inc. (a)            700                    49,088

Remedy Corp. (a)                  1,000                  20,563

Sabre Group Holdings, Inc.        900                    35,325
Class A (a)

Sapient Corp.                     700                    46,813

Secure Computing Corp. (a)        900                    16,988

Security Dynamics                 1,100                  20,350
Technologies, Inc. (a)

SEI Investments Co.               400                    39,600

Shared Medical Systems Corp.      600                    30,600

Siebel Systems, Inc. (a)          1,045                  45,980

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Sportsline USA, Inc. (a)          900                   $ 40,500

SPR, Inc. (a)                     300                    4,500

SPSS, Inc. (a)                    100                    1,963

Spyglass, Inc. (a)                700                    8,619

Stac Electronics                  100                    97

STB Systems, Inc. (a)             450                    2,925

Sterling Software, Inc. (a)       1,300                  33,150

Structural Dynamics Research      200                    3,900
Corp. (a)

Summit Design, Inc. (a)           100                    350

SunGard Data Systems, Inc. (a)    1,168                  46,282

Sybase, Inc. (a)                  500                    4,063

Sykes Enterprises, Inc. (a)       1,300                  37,050

Symantec Corp. (a)                100                    1,806

Synopsys, Inc. (a)                665                    30,756

Syntel, Inc. (a)                  400                    3,850

Systems & Computer                900                    7,313
Technology Corp. (a)

Take-Two Interactive              1,700                  18,488
Software, Inc. (a)

TAVA Technologies, Inc. (a)       300                    1,856

TCSI Corp. (a)                    100                    202

Technology Solutions, Inc. (a)    1,850                  15,147

Telescan, Inc. (a)                1,100                  14,231

theglobe.com, Inc. (a)            600                    27,825

THINK New Ideas, Inc. (a)         200                    1,650

ThrustMaster, Inc. (a)            1,000                  13,000

Timberline Software Corp.         266                    3,957

Total System Services, Inc.       2,100                  47,775

Transaction Systems               1,000                  39,313
Architects, Inc.  Class A (a)

TSI International Software        400                    20,075
Ltd. (a)

TSR, Inc. (a)                     100                    813

Unicomp, Inc. (a)                 100                    331

Unify Corp. (a)                   1,200                  15,225

USWEB Corp. (a)                   1,350                  45,478

Vantive Corp. (a)                 600                    6,900

Verio, Inc. (a)                   1,100                  31,213

VeriSign, Inc. (a)                500                    49,000

Veritas Software Corp. (a)        600                    42,600

Verity, Inc. (a)                  500                    19,313

Vertel Corp. (a)                  100                    178

Viasoft, Inc. (a)                 100                    481

Visio Corp. (a)                   1,200                  34,500

Visual Networks, Inc. (a)         1,000                  39,250

Walker Interactive Systems,       400                    2,125
Inc. (a)

Wang Laboratories, Inc. (a)       1,700                  40,588

Wave Systems Corp. Class A (a)    1,100                  11,138

WavePhore, Inc. (a)               1,300                  9,100

Whittman-Hart, Inc. (a)           1,400                  43,838

Wind River Systems, Inc. (a)      1,650                  37,641

Xoom.com, Inc. (a)                600                    30,975

Xybernaut Corp. (a)               500                    2,047



                                 SHARES                 VALUE (NOTE 1)

Yahoo!, Inc. (a)                  3,100                 $ 475,850

Zitel Corp. (a)                   200                    569

                                                         16,486,273

COMPUTERS & OFFICE EQUIPMENT
- 4.8%

Adaptec, Inc. (a)                 1,300                  25,919

Advanced Digital Information      100                    1,700
Corp. (a)

Alpha Microsystems (a)            800                    4,450

Apex PC Solutions, Inc. (a)       600                    14,700

Apple Computer, Inc. (a)          2,700                  93,994

Applied Magnetics Corp. (a)       200                    800

Aura Systems, Inc. (a)            700                    350

Auspex Systems, Inc. (a)          100                    1,006

Bell & Howell Co. (a)             900                    29,813

CDW Computer Centers, Inc. (a)    300                    20,888

CHS Electronics, Inc. (a)         2,100                  14,700

Comdisco, Inc.                    800                    9,600

Compaq Computer Corp.             27,261                 960,950

Computer Network Technology       1,600                  19,000
Corp. (a)

Comverse Technology, Inc. (a)     765                    54,889

Concurrent Computer Corp. (a)     1,100                  4,847

Cybex Corp.                       600                    15,525

Data General Corp. (a)            400                    5,525

Dell Computer Corp. (a)           20,400                 1,634,550

Diebold, Inc.                     1,400                  40,863

Digital Lightwave, Inc. (a)       200                    763

Digital River, Inc. (a)           1,000                  38,500

Echelon Corp. (a)                 2,400                  16,350

EMC Corp. (a)                     7,900                  808,763

Encad, Inc. (a)                   300                    1,388

Exabyte Corp. (a)                 100                    500

FileNET Corp. (a)                 200                    1,606

FOCUS Enhancements, Inc. (a)      100                    159

Fore Systems, Inc. (a)            1,800                  26,100

FVC.com, Inc. (a)                 1,000                  12,625

Gateway 2000, Inc. (a)            2,200                  159,913

Genicom Corp. (a)                 100                    216

Globix Corp. (a)                  400                    10,175

Hewlett-Packard Co.               16,352                 1,086,386

HMT Technology Corp. (a)          1,200                  8,288

Hutchinson Technology, Inc.       600                    18,675
(a)

Imaging Technologies Corp. (a)    3,700                  7,169

Ingram Micro, Inc. Class A (a)    1,400                  30,800

Insight Enterprises, Inc. (a)     1,050                  24,413

Intergraph Corp. (a)              200                    1,106

International Business            14,900                 2,533,000
Machines Corp.

Iomega Corp. (a)                  2,500                  15,156

Itron, Inc. (a)                   100                    700

Komag, Inc. (a)                   1,500                  10,500

Kronos, Inc. (a)                  400                    16,925

Lexmark International Group,      1,000                  103,188
Inc.  Class A (a)

Micron Electronics, Inc. (a)      1,600                  23,000

MICROS Systems, Inc. (a)          600                    16,725

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

MMC Networks, Inc. (a)            1,200                 $ 16,875

MRV Communications, Inc. (a)      500                    3,344

MTI Technology Corp. (a)          200                    1,150

Network Appliance, Inc. (a)       1,400                  58,800

ObjectSoft Corp. (a)              3,500                  10,500

Pitney Bowes, Inc.                4,800                  303,300

Planar Systems, Inc. (a)          100                    850

Pomeroy Computer Resources,       200                    4,525
Inc. (a)

Programmer's Paradise, Inc.       1,200                  15,150
(a)

Proxim, Inc. (a)                  800                    25,000

Quantum Corp. (a)                 3,526                  57,959

Radisys Corp. (a)                 200                    5,125

Read-Rite Corp. (a)               1,000                  8,500

Safeguard Scientifics, Inc.       1,000                  37,375
(a)

SanDisk Corp. (a)                 900                    25,200

Scan-Optics, Inc. (a)             100                    419

SCI Systems, Inc. (a)             500                    15,469

SCM Microsystems, Inc. (a)        300                    24,900

Seagate Technology, Inc. (a)      3,300                  95,494

SED International Holdings,       100                    363
Inc. (a)

SEEQ Technology, Inc. (a)         100                    256

Sequent Computer Systems,         1,900                  18,109
Inc. (a)

Silicon Graphics, Inc. (a)        3,800                  60,563

Splash Technology Holdings,       100                    700
Inc. (a)

Sun Microsystems, Inc. (a)        5,900                  574,144

Symbol Technologies, Inc.         1,400                  74,200

Syquest Technology, Inc. (a)      1,100                  103

Tech Data Corp. (a)               1,800                  30,600

Telxon Corp.                      1,200                  7,650

Trident Microsystems, Inc. (a)    100                    550

Unisys Corp. (a)                  3,500                  104,344

Western Digital Corp. (a)         500                    4,813

Xerox Corp.                       10,400                 573,950

                                                         10,087,438

ELECTRONIC INSTRUMENTS - 0.4%

Anadigics, Inc. (a)               400                    5,675

Applied Materials, Inc. (a)       5,700                  317,063

Barringer Technologies, Inc.      100                    750
(a)

Beckman Coulter, Inc.             1,100                  53,144

Cerprobe Corp. (a)                100                    1,500

Cholestech Corp. (a)              100                    300

Chromatics Color Sciences         500                    3,313
International, Inc. (a)

Cohu, Inc.                        100                    2,363

Credence Systems Corp. (a)        800                    16,900

Electro Scientific                200                    7,313
Industries, Inc. (a)

Helix Technology, Inc.            200                    3,938

KLA-Tencor Corp. (a)              1,100                  56,994

Kulicke & Soffa Industries,       900                    22,838
Inc. (a)

LAM Research Corp. (a)            900                    26,606

Perkin-Elmer Corp.                919                    87,075



                                 SHARES                 VALUE (NOTE 1)

Reliability, Inc. (a)             100                   $ 456

Sawtek, Inc. (a)                  900                    20,025

Silicon Valley Group, Inc. (a)    400                    5,325

Smart Modular Technologies,       1,400                  22,488
Inc. (a)

Tektronix, Inc.                   300                    5,850

Teradyne, Inc. (a)                1,100                  52,388

Thermo Electron Corp. (a)         1,600                  22,100

Thermo Instrument Systems,        800                    11,850
Inc. (a)

Trimble Navigation Ltd. (a)       100                    825

Varian Associates, Inc.           1,300                  41,600

Waters Corp. (a)                  800                    74,450

Zygo Corp. (a)                    200                    2,250

                                                         865,379

ELECTRONICS - 3.2%

3Dfx Interactive, Inc. (a)        400                    4,350

8X8, Inc. (a)                     1,100                  4,813

Act Manufacturing, Inc. (a)       100                    1,513

Actel Corp. (a)                   800                    10,400

Advanced Micro Devices, Inc.      1,600                  28,600
(a)

Altera Corp. (a)                  1,200                  58,350

American Xtal Technology,         1,300                  19,338
Inc. (a)

AMP, Inc.                         4,157                  221,100

Analog Devices, Inc. (a)          2,000                  50,125

Applied Micro Circuits Corp.      700                    27,475
(a)

Arrow Electronics, Inc. (a)       1,500                  21,281

Artesyn Technologies, Inc. (a)    1,600                  23,700

Atmel Corp. (a)                   500                    8,594

Avnet, Inc.                       1,200                  47,625

AVX Corp.                         200                    2,738

Brightpoint, Inc. (a)             1,700                  25,288

Broadcom Corp. Class A            500                    30,094

Burr-Brown Corp. (a)              300                    6,075

C-Cube Microsystems, Inc. (a)     1,300                  24,375

Cidco, Inc. (a)                   700                    3,019

Cirrus Logic, Inc. (a)            200                    1,625

Conexant Systems, Inc. (a)        1,450                  24,650

Cree Research, Inc. (a)           400                    13,075

CTS Corp.                         800                    39,150

Cypress Semiconductor Corp.       400                    3,825
(a)

Dallas Semiconductor Corp.        1,100                  38,913

Digital Microwave Corp. (a)       1,715                  13,666

DII Group, Inc. (a)               1,000                  23,375

Electroglas, Inc. (a)             200                    2,581

ESS Technology, Inc. (a)          200                    1,150

Etec Systems, Inc. (a)            600                    26,588

Exar Corp. (a)                    100                    1,519

Gatefield Corp. (a)               200                    156

General Semiconductor, Inc.       100                    650
(a)

Hadco Corp. (a)                   400                    12,750

Harmonic Lightwaves, Inc. (a)     800                    19,100

hi/fn, Inc. (a)                   25                     669

Innovex, Inc.                     300                    4,538

Integrated Circuit Systems,       200                    3,725
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Integrated Device Technology,     500                   $ 3,219
Inc. (a)

Integrated Silicon Solution       100                    278
(a)

Intel Corp.                       26,800                 3,214,325

International Rectifier Corp.     400                    2,750
(a)

KEMET Corp. (a)                   200                    2,200

Kent Electronics Corp. (a)        900                    10,238

Lattice Semiconductor Corp.       800                    31,900
(a)

Linear Technology Corp.           1,800                  78,863

LSI Logic Corp. (a)               1,700                  44,094

Marshall Industries (a)           200                    2,850

Maxim Integrated Products,        2,600                  108,388
Inc. (a)

Methode Electronics, Inc.         100                    1,050
Class A

Micrel, Inc. (a)                  700                    31,500

Micro Linear Corp. (a)            100                    500

Microchip Technology, Inc. (a)    1,000                  27,250

Micron Technology, Inc. (a)       3,800                  218,975

Microsemi Corp. (a)               100                    1,050

Molex, Inc.                       3,450                  92,288

Motorola, Inc.                    9,300                  653,325

National Semiconductor Corp.      1,400                  14,700
(a)

NeoMagic Corp. (a)                1,500                  16,313

Photronics, Inc. (a)              700                    14,394

Pioneer Standard Electronics,     1,300                  10,075
Inc.

Power Integrations, Inc. (a)      800                    19,300

QLogic Corp. (a)                  600                    34,875

Rambus, Inc. (a)                  400                    29,075

Reptron Electronics, Inc. (a)     100                    388

RF Micro Devices, Inc. (a)        500                    38,500

S3, Inc. (a)                      2,500                  22,031

Sanmina Corp. (a)                 1,018                  53,191

SDL, Inc. (a)                     500                    27,250

Semtech Corp. (a)                 500                    15,188

Sipex Corp. (a)                   900                    10,294

Solectron Corp. (a)               3,400                  151,938

Speedfam International, Inc.      600                    9,788
(a)

Standard Microsystems Corp.       100                    825
(a)

Sterling Commerce, Inc. (a)       1,900                  49,400

Storage Technology Corp. (a)      1,400                  48,738

Telcom Semiconductor, Inc. (a)    100                    431

Texas Instruments, Inc.           6,000                  535,125

Thomas & Betts Corp.              1,700                  70,869

Transwitch Corp. (a)              500                    17,375

Triquint Semiconductor, Inc.      100                    1,656
(a)

Uniphase Corp. (a)                700                    61,688

Videoserver, Inc. (a)             100                    1,275

Vishay Intertechnology, Inc.      1,030                  13,326

Vitesse Semiconductor Corp.       800                    36,750
(a)

VLSI Technology, Inc. (a)         1,500                  23,250

World Access, Inc. (a)            1,734                  13,655



                                 SHARES                 VALUE (NOTE 1)

Xilinx, Inc. (a)                  900                   $ 62,775

Zoran Corp. (a)                   100                    1,800

                                                         6,781,839

PHOTOGRAPHIC EQUIPMENT - 0.2%

Eastman Kodak Co.                 5,800                  383,888

Imation Corp. (a)                 1,700                  26,350

In Focus Systems, Inc. (a)        400                    3,300

Polaroid Corp.                    1,900                  45,363

                                                         458,901

TOTAL TECHNOLOGY                                         40,521,266

TRANSPORTATION - 1.1%

AIR TRANSPORTATION - 0.4%

AirTran Holdings, Inc. (a)        400                    1,350

Alaska Air Group, Inc. (a)        1,000                  50,688

America West Holding Corp.        1,600                  27,200
Class B (a)

AMR Corp. (a)                     2,300                  127,506

ASA Holdings, Inc.                200                    6,713

Atlantic Coast Airlines           700                    22,400
Holdings (a)

Atlas Air, Inc. (a)               150                    4,519

Comair Holdings, Inc.             1,150                  43,269

Continental Airlines, Inc.        1,100                  38,088
Class B (a)

Delta Air Lines, Inc.             2,900                  176,356

Great Lakes Aviation Ltd. (a)     200                    513

Mesa Air Group, Inc. (a)          200                    1,363

Midway Airlines Corp. (a)         100                    1,288

Midwest Express Holdings,         300                    8,063
Inc. (a)

Navigant International, Inc.      700                    3,938
(a)

Northwest Airlines Corp.          800                    20,000
Class A (a)

SkyWest, Inc.                     700                    22,006

Southwest Airlines Co.            4,375                  131,797

Transportation World              1,400                  8,313
Airlines, Inc. (a)

Travel Services                   700                    10,675
International, Inc. (a)

UAL Corp. (a)                     1,300                  77,675

US Airways Group, Inc. (a)        900                    42,638

Viad Corp.                        600                    15,863

                                                         842,221

RAILROADS - 0.4%

ABC Rail Products Corp. (a)       100                    1,413

Burlington Northern Santa Fe      8,700                  288,188
Corp.

CSX Corp.                         3,700                  145,225

Kansas City Southern              1,200                  56,100
Industries, Inc.

Norfolk Southern Corp.            6,200                  173,988

Trinity Industries, Inc.          600                    19,763

Union Pacific Corp.               4,500                  210,938

Wisconsin Central                 700                    9,625
Transportation Corp. (a)

                                                         905,240

SHIPPING - 0.0%

Alexander & Baldwin, Inc.         400                    7,900

Hvide Marine, Inc. (a)            300                    1,369

Marine Transport Corp. (a)        10                     28

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

SHIPPING - CONTINUED

OMI Corp. (a)                     100                   $ 156

Trico Marine Services, Inc.       400                    1,800
(a)

                                                         11,253

TRUCKING & FREIGHT - 0.3%

Air Express International         900                    15,806
Corp.

Airborne Freight Corp.            1,300                  50,700

American Freightways Corp. (a)    300                    4,678

Arkansas Best Corp. (a)           300                    2,306

C.H. Robinson Worldwide, Inc.     1,200                  31,500

CNF Transportation, Inc.          1,200                  50,700

Consolidated Freightways          300                    4,350
Corp. (a)

Eagle USA Airfreight, Inc. (a)    700                    20,213

Expeditors International of       600                    27,938
Washington, Inc.

FDX Corp. (a)                     2,280                  217,740

Fritz Companies, Inc. (a)         100                    744

Hunt (J.B.) Transport             500                    11,750
Services, Inc.

Landstar System, Inc. (a)         100                    3,772

M.S. Carriers, Inc. (a)           100                    2,700

Roadway Express, Inc.             500                    7,688

Swift Transportation Co.,         900                    26,944
Inc. (a)

US Xpress Enterprises, Inc.       100                    1,600
(a)

USFreightways Corp.               800                    25,500

Werner Enterprises, Inc.          700                    12,512

XTRA Corp.                        300                    11,963

Yellow Corp. (a)                  500                    8,938

                                                         540,042

TOTAL TRANSPORTATION                                     2,298,756

UTILITIES - 10.7%

CELLULAR - 0.8%

Advanced Radio Telecom Corp.      200                    1,600
(a)

AirTouch Communications, Inc.     8,900                  810,456
(a)

Applied Cellular Technology,      100                    275
Inc. (a)

Associated Group, Inc. Class      1,100                  54,794
A (a)

Cellnet Data Systems, Inc. (a)    400                    2,525

Cellular Communication of         300                    7,388
Puerto Rico, Inc.

Cellular Communications           500                    39,281
International, Inc. (a)

Century Telephone                 2,050                  126,588
Enterprises, Inc.

CoreComm Ltd. (a)                 300                    11,213

Geotek Communications, Inc.       1,200                  26
(a)

LCC International, Inc. (a)       200                    1,100

Nextel Communications, Inc.       4,000                  120,250
Class A (a)

Paging Network, Inc. (a)          600                    2,400

Powertel, Inc. (a)                100                    1,300

QUALCOMM, Inc.                    1,400                  102,200

SkyTel Communications, Inc.       300                    5,400
(a)

Sprint Corp. Series 1 (PCS        7,200                  230,400
Group)



                                 SHARES                 VALUE (NOTE 1)

Telephone & Data Systems,         1,700                 $ 85,425
Inc.

Teligent, Inc. Class A (a)        600                    23,588

United States Cellular Corp.      2,100                  88,463
(a)

Vanguard Cellular Systems,        1,500                  41,813
Inc.  Class A (a)

Western Wireless Corp. Class      1,400                  37,888
A (a)

                                                         1,794,373

ELECTRIC UTILITY - 2.5%

AES Corp. (a)                     2,200                  81,813

Allegheny Energy, Inc.            2,700                  80,156

Ameren Corp.                      1,500                  55,969

American Electric Power Co.,      4,100                  170,663
Inc.

Avista Corp.                      2,200                  36,025

Baltimore Gas & Electric Co.      3,100                  79,438

BEC Energy                        1,800                  65,588

Calenergy, Inc. (a)               1,700                  47,706

Carolina Power & Light Co.        1,300                  51,838

Central & South West Corp.        2,500                  62,031

CINergy Corp.                     4,100                  119,669

Citizens Utilities Co. Class B    7,225                  55,091

CMS Energy Corp.                  2,800                  115,850

Conectiv, Inc.                    600                    12,713

Consolidated Edison, Inc.         2,800                  130,900

Dominion Resources, Inc.          3,800                  146,775

DPL, Inc.                         1,150                  20,484

DQE, Inc.                         1,500                  57,281

DTE Energy Co.                    3,500                  138,250

Duke Energy Corp.                 6,400                  364,000

Eastern Utilities Associates      1,700                  48,344

Edison International              7,200                  183,600

Energy East Corp.                 900                    48,263

Entergy Corp.                     3,400                  96,050

FirstEnergy Corp.                 5,457                  159,617

Florida Progress Corp.            2,000                  80,250

FPL Group, Inc.                   3,700                  190,319

GPU, Inc.                         2,800                  111,650

Illinova Corp.                    1,100                  26,125

IPALCO Enterprises, Inc.          900                    43,144

Kansas City Power & Light Co.     1,700                  43,350

KTI, Inc. (a)                     300                    5,400

LG&E Energy Corp.                 1,600                  36,500

Midamerican Energy Holdings       1,500                  40,500
Co.

Minnesota Power, Inc.             1,400                  56,263

Montana Power Co.                 1,200                  73,050

Nevada Power Co.                  900                    21,544

New Century Energies, Inc.        2,600                  105,463

New England Electric System       1,800                  87,638

Niagara Mohawk Power Corp. (a)    5,400                  78,975

NIPSCO Industries, Inc.           800                    20,750

Northeast Utilities (a)           400                    5,975

Northern States Power Co.         2,500                  64,531

Northwestern Corp.                400                    9,625

OGE Energy Corp.                  400                    9,550

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

PacifiCorp                        7,200                 $ 129,150

PECO Energy Co.                   3,000                  106,313

PG&E Corp.                        7,500                  236,250

Pinnacle West Capital Corp.       2,600                  93,925

Potomac Electric Power Co.        1,300                  31,688

PP&L Resources, Inc.              2,510                  64,005

Public Service Co. of New         1,200                  18,450
Mexico

Public Service Enterprise         4,100                  155,800
Group, Inc.

Puget Sound Power & Light Co.     2,100                  50,663

Reliant Energy, Inc.              3,000                  80,438

SCANA Corp.                       700                    16,450

Sierra Pacific Resources          600                    20,588

Southern Co.                      9,500                  238,094

TECO Energy, Inc.                 3,500                  75,688

Texas Utilities Co.               5,500                  233,406

Unicom Corp.                      2,200                  78,238

Utilicorp United, Inc.            2,000                  68,750

Wisconsin Energy Corp.            3,400                  86,913

                                                         5,323,525

GAS - 0.7%

AGL Resources, Inc.               200                    3,813

Aquila Gas Pipeline Corp.         100                    875

Columbia Gas System, Inc.         2,200                  111,100

Consolidated Natural Gas Co.      2,300                  126,356

CTG Resources, Inc.               100                    2,300

Dynegy, Inc.                      800                    9,600

Eastern Enterprises Co.           600                    23,063

El Paso Energy Corp.              2,800                  102,025

Enron Corp.                       6,000                  390,000

Equitable Resources, Inc.         200                    5,175

K N Energy, Inc.                  2,600                  54,438

KeySpan Energy                    2,592                  68,688

MCN Energy Group, Inc.            1,500                  26,719

National Fuel Gas Co.             500                    20,156

NICOR, Inc.                       1,500                  57,281

ONEOK, Inc.                       200                    5,388

Questar Corp.                     1,300                  23,238

Sempra Energy                     2,902                  60,942

Sonat, Inc.                       2,800                  70,875

Washington Gas Light Co.          200                    4,788

Western Resources, Inc.           600                    16,913

Williams Companies, Inc.          7,999                  295,963

                                                         1,479,696

TELEPHONE SERVICES - 6.7%

Aliant Communications, Inc.       800                    31,900

Allegiance Telecom, Inc. (a)      1,800                  43,088

ALLTEL Corp.                      4,892                  292,909

Ameritech Corp.                   17,500                 1,144,063

AT&T Corp.                        28,853                 2,369,553

Bell Atlantic Corp.               24,400                 1,401,475



                                 SHARES                 VALUE (NOTE 1)

BellSouth Corp.                   30,900                $ 1,429,125

Cincinnati Bell, Inc.             2,300                  45,425

Commonwealth Telephone            100                    3,238
Enterprises, Inc. (a)

COMSAT Corp. Series 1             700                    20,475

e.spire Communications, Inc.      1,300                  7,150
(a)

Frontier Corp.                    3,800                  136,563

Global TeleSystems Group,         1,400                  77,700
Inc. (a)

GST Telecommunications, Inc.      2,000                  14,000
(a)

GTE Corp.                         14,900                 966,638

Hyperion Telecommunications,      900                    10,125
Inc.  Class A (a)

ICG Communications, Inc. (a)      900                    16,931

ITC DeltaCom, Inc. (a)            600                    8,700

IXC Communications, Inc.          1,000                  52,000

Level 3 Communications, Inc.      4,700                  263,200
(a)

Mastech Corp. (a)                 1,500                  37,406

MCI WorldCom, Inc. (a)            29,442                 2,428,965

McLeodUSA, Inc. Class A (a)       1,400                  53,900

Metromedia Fiber Network,         1,400                  60,900
Inc.  Class A (a)

NEXTLINK Communications, Inc.     800                    36,600
 Class A (a)

Pacific Gateway Exchange,         700                    17,500
Inc. (a)

Primus Telecommunications         461                    5,042
Group, Inc. (a)

Qwest Communications              5,170                  317,632
International, Inc. (a)

RCN Corp. (a)                     1,600                  38,400

SBC Communications, Inc.          30,905                 1,634,102

Source Media, Inc. (a)            400                    6,475

Sprint Corp. (FON Group)          6,500                  557,781

STAR Telecommunications, Inc.     1,705                  22,165
(a)

Tel-Save.com, Inc. (a)            2,100                  20,869

Telegroup, Inc. (a)               300                    56

Transaction Network Services,     600                    11,775
Inc. (a)

U.S. WEST, Inc.                   8,479                  452,037

U.S. LEC Corp. Class A            700                    10,106

Viatel, Inc. (a)                  400                    7,650

WinStar Communications, Inc.      600                    18,900
(a)

                                                         14,072,519

WATER - 0.0%

American Water Works, Inc.        400                    12,100

United Water Resources, Inc.      100                    1,925

                                                         14,025

TOTAL UTILITIES                                          22,684,138

TOTAL COMMON STOCKS                                      203,085,741
(Cost $187,180,591)

PREFERRED STOCKS - 0.0%

                                 SHARES                 VALUE (NOTE 1)

CONVERTIBLE PREFERRED STOCKS
- 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Kimco Realty Corp. Series D       36                    $ 891
$1.875

NONCONVERTIBLE PREFERRED
STOCKS - 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE - 0.0%

Price Enterprises, Inc.           100                    1,463
Series A $1.40

TOTAL PREFERRED STOCKS                                   2,354
(Cost $2,352)


U.S. TREASURY OBLIGATIONS -
4.0%

                                                    PRINCIPAL AMOUNT

U.S. Treasury Bills, yield at                       $ 8,542,000                             8,493,222
date of purchase 4.24% to
4.7% 3/4/99 to 4/22/99 (b)
(Cost $8,493,907)

TOTAL INVESTMENT IN                                                                       $ 211,581,317
SECURITIES - 100%
(Cost $195,676,850)

FUTURES CONTRACTS

                               EXPIRATION DATE      UNDERLYING FACE AMOUNT                 UNREALIZED GAIN/(LOSS)

PURCHASED

32 S&P 500 Stock Index         Mar. 1999            $ 9,884,000                            $ 72,127
Contracts

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT IN SECURITIES - 4.7%


LEGEND
(a) Non-income producing

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,060,000.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $161,533,213 and $3,622,307, respectively.

The market value of futures contracts opened and closed during the period amounted to $181,228,281 and $178,006,156, respectively.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $42,076,244. The fund received cash collateral of $44,045,157 which was invested in the Bankers Trust Institutional Daily Asset Fund. The fund also received non-cash collateral of $208,550 which represents U.S. Treasury obligations.

INCOME TAX INFORMATION

At February 28, 1999, the aggregate cost of investment securities for income tax purposes was $195,759,517. Net unrealized appreciation aggregated $15,821,800, of which $28,761,849 related to appreciated investment securities and $12,940,049 related to depreciated investment securities.

The fund hereby designates approximately $492,000 as a capital gain dividend for the purpose of the dividend paid deduction.

A total of 68% of the dividends distributed during the fiscal year qualifies for the dividends received deductions for corporate shareholders.

The fund will notify shareholders in January 2000 of the applicable percentage for use in preparing 1999 income tax returns.

SPARTAN TOTAL MARKET INDEX FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                         FEBRUARY 28, 1999

ASSETS

Investment in securities, at                 $ 211,581,317
value  (cost $195,676,850) -
 See accompanying schedule

Cash                                          10,994

Receivable for investments                    32,117
sold

Receivable for fund shares                    1,829,776
sold

Dividends receivable                          233,351

Interest receivable                           10,467

Purchase fees receivable                      9,319

Investment of cash collateral                 44,045,157
received for securities
loaned

Receivable from investment                    6,548
adviser for expense
reductions

 TOTAL ASSETS                                 257,759,046

LIABILITIES

Payable for fund shares         $ 287,959
redeemed

Payable for daily variation      47,010
on  futures contracts

Other payables and  accrued      93,782
expenses

Collateral on securities         44,045,157
loaned,  at value

 TOTAL LIABILITIES                            44,473,908

NET ASSETS                                   $ 213,285,138

Net Assets consist of:

Paid in capital                              $ 196,451,978

Undistributed net investment                  472,562
income

Accumulated undistributed net                 384,004
realized gain (loss) on
investments

Net unrealized appreciation                   15,976,594
(depreciation) on investments

NET ASSETS, for 6,814,626                    $ 213,285,138
shares outstanding

NET ASSET VALUE, offering                     $31.30
price  and redemption price
per share ($213,285,138
(divided by) 6,814,626
shares) A

A OFFERING PRICE PER SHARE DOES NOT INCLUDE THE EFFECT OF THE PURCHASE
FEE.

STATEMENT OF OPERATIONS
                            YEAR ENDED FEBRUARY 28, 1999

INVESTMENT INCOME                            $ 1,308,709
Dividends

Interest (including income on                 346,869
securities loaned of $56,115)

 TOTAL INCOME                                 1,655,578

EXPENSES

Management fee and              $ 259,373
sub-advisory fees

Transfer agent fees              150,265

Accounting fees                  68,663

Non-interested trustees'         304
compensation

Registration fees                140,306

Audit                            38,588

Legal                            568

Miscellaneous                    173

 Total expenses before           658,240
reductions

 Expense reductions              (389,407)    268,833

NET INVESTMENT INCOME                         1,386,745

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities           45,288

 Futures contracts               897,827      943,115

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities           13,650,337

 Futures contracts               (13,702)     13,636,635

NET GAIN (LOSS)                               14,579,750

NET INCREASE (DECREASE) IN                   $ 15,966,495
NET ASSETS RESULTING FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET       YEAR ENDED FEBRUARY 28, 1999  NOVEMBER 5, 1997
ASSETS                                                         (COMMENCEMENT  OF
                                                               OPERATIONS) TO FEBRUARY 28,
                                                               1998

Operations Net investment        $ 1,386,745                   $ 125,196
income

 Net realized gain (loss)         943,115                       230,371

 Change in net unrealized         13,636,635                    2,339,959
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       15,966,495                    2,695,526
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (994,904)                     (56,554)
From net investment income

 From net realized gain           (762,761)                     -

 TOTAL DISTRIBUTIONS              (1,757,665)                   (56,554)

Share transactions Net            199,132,653                   42,880,647
proceeds from sales of shares

 Reinvestment of distributions    1,689,270                     56,508

 Cost of shares redeemed          (41,593,739)                  (6,952,594)

 NET INCREASE (DECREASE) IN       159,228,184                   35,984,561
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Purchase fees                     1,006,563                     218,028

  TOTAL INCREASE (DECREASE)       174,443,577                   38,841,561
IN NET ASSETS

NET ASSETS

 Beginning of period              38,841,561                    -

 End of period (including        $ 213,285,138                 $ 38,841,561
undistributed net investment
income of $472,562 and
$75,013, respectively)

OTHER INFORMATION
Shares

 Sold                             6,798,202                     1,666,819

 Issued in reinvestment of        56,636                        2,259
distributions

 Redeemed                         (1,438,525)                   (270,765)

 Net increase (decrease)          5,416,313                     1,398,313




FINANCIAL HIGHLIGHTS
YEARS ENDED FEBRUARY 28,         1999       1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.78    $ 25.00
period

Income from Investment
Operations

Net investment income D           .41        .15

Net realized and unrealized       3.33       2.45
gain (loss)

Total from investment             3.74       2.60
operations

Less Distributions

 From net investment income       (.23)      (.08)

From net realized gain            (.28)      -

Total distributions               (.51)      (.08)

Purchase fees added to paid       .29        .26
in capital

Net asset value, end of period   $ 31.30    $ 27.78

TOTAL RETURN B, C                 14.61%     11.48%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 213,285  $ 38,842
(000 omitted)

Ratio of expenses to average      .27% F     .25% A, F
net assets

Ratio of net investment           1.40%      1.91% A
income to average net assets

Portfolio turnover rate           4%         7% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD.

E FOR THE PERIOD NOVEMBER 5, 1997
(COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1998.

F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.  WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

SPARTAN EXTENDED MARKET INDEX FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and the effect of the 0.75% purchase fee. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,     PAST 1 YEAR  LIFE OF FUND
1999

SPARTAN EXTENDED MARKET INDEX  -1.33%       5.96%

SPARTAN EXTENDED MARKET INDEX  -2.07%       5.17%
(INCL. 0.75% PURCHASE FEE)

Wilshire 4500                  -1.64%       4.10%

Growth & Income Funds Average  6.49%        n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 4500 Index - a market capitalization-weighted index of approximately 6,500 U.S. equity securities. The Wilshire 4500 includes all the stocks in the Wilshire 5000 except for stocks included in the S&P 500. To measure how the fund's performance stacked up against its peers, you can compare it to the Growth & Income Funds Average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 801 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,     PAST 1 YEAR  LIFE OF FUND
1999

SPARTAN EXTENDED MARKET INDEX  -1.33%       4.50%

SPARTAN EXTENDED MARKET INDEX  -2.07%       3.91%
(INCL. 0.75% PURCHASE FEE)

Wilshire 4500                  -1.64%       3.10%

Growth & Income Funds Average  6.49%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             SPARTAN EXT MKT INDEX       WILSHIRE 4500
             00398                       WA008
  1997/11/05       9925.00                    10000.00
  1997/11/30       9786.05                     9736.03
  1997/12/31      10029.23                     9974.27
  1998/01/31       9909.78                     9831.84
  1998/02/28      10658.29                    10583.68
  1998/03/31      11191.80                    11130.96
  1998/04/30      11311.03                    11271.99
  1998/05/31      10781.39                    10745.37
  1998/06/30      10961.95                    10912.78
  1998/07/31      10336.01                    10294.57
  1998/08/31       8301.71                     8299.79
  1998/09/30       8935.67                     8898.95
  1998/10/31       9461.30                     9404.68
  1998/11/30      10087.24                     9989.75
  1998/12/31      10963.39                    10835.18
  1999/01/31      11106.78                    11009.19
  1999/02/26      10516.83                    10410.18
IMATRL PRASUN   SHR__CHT 19990228 19990309 112158 R00000000000019

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund on November 5, 1997, when the fund started, and the current 0.75% purchase fee was paid. As the chart shows, by February 28, 1999, the value of the investment would have been $10,517 - a 5.17% increase on the initial investment. For comparison, look at how the Wilshire 4500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $10,410 - a 4.10% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

SPARTAN EXTENDED MARKET INDEX FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Frank Salerno)

An interview with Frank Salerno, Portfolio Manager of Spartan Extended Market Index Fund for Bankers Trust, sub-adviser of the fund

Q. HOW DID THE FUND PERFORM, FRANK?

A. For the 12 months that ended February 28, 1999, the fund posted a total return of -1.33% (figure does not include the purchase fee). Fund performance compared well with the -1.64% return for the Wilshire 4500 Index during the same period. The fund also compares its performance to the Lipper Inc. growth & income funds average, which returned 6.49% during the same 12 month period.

Q. HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT DURING THE
PERIOD?

A. During the first half of the year, fund performance suffered in response to extreme volatility and uncertainty in global markets. While financial conditions remained positive on the home front amidst low interest rates, consistently non-existent signs of inflation and strong consumer spending, U.S. investors became increasingly concerned about the impact of the Asian crisis and problems in Russia and Latin America. During the six-month period that ended August 31, 1998, the fund and the Wilshire 4500 Index posted total returns of -22.11% and -21.58%, respectively. This gloomy environment, however, was quickly reversed in the last few months of 1998 when the Federal Reserve Board stepped in and cut interest rates three times in an effort to restore confidence and liquidity to the markets. In response, the market, most notably large-cap stocks, staged an impressive comeback by the end of 1998. Despite some concerns over Brazil's currency devaluation and jitters about corporate earnings, the beat went on in 1999, as most U.S. stock indexes continued their advance.

Q. AT APPROXIMATELY 19%, TECHNOLOGY WAS THE FUND'S LARGEST INDUSTRY WEIGHTING. HOW DID THIS SECTOR FARE?

A. Many computer software and hardware companies, as well as a range of other technology stocks, posted strong results, as demand for computers remained solid and Internet commerce skyrocketed. However, because the Wilshire 4500 Index does not include stocks from the Standard & Poor's 500, the fund did not benefit from the strong performance of large-cap technology stocks such as Microsoft, Dell and Intel. About 80% of the fund's performance is driven by medium- and small-cap stocks, which lagged larger-cap stocks during this volatile period. Some of the fund's larger holdings included Internet companies Yahoo! and Amazon.com, which posted mixed results late in the period due to investor concerns about high valuations.

Q. THE FINANCE SECTOR WAS THE SECOND LARGEST INDUSTRY WEIGHTING. HOW DID THESE STOCKS PERFORM?

A. Financial stocks were among the hardest hit by the effects of a global economic crisis during a difficult third quarter in 1998. While the financial sector staged a recovery in the fourth quarter of 1998 and early 1999, larger-cap financial stocks were the primary beneficiaries of three interest-rate cuts by the Fed. The fund's holdings in companies such as UnionBanCal and SouthTrust posted lackluster results.

Q. WHAT'S YOUR OUTLOOK?

A. While the market was helped by falling interest rates and the economy remained healthy last year, I think there are a number of hurdles that could trip up the market in 1999. First, with stock valuations at record-high levels, any earnings disappointments could result in weakness for the broader market. Second, there is a possibility that deflation could hurt the markets and corporate profits. Finally, the potential Y2K computer glitch could make investors nervous. Whether none or all of these scenarios impact stock prices, it seems global excess capacity and ongoing weakness overseas could provide a difficult backdrop in which to produce earnings growth in 1999.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-2. NOTE TO SHAREHOLDERS:

On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG. The merger is contingent upon various regulatory approvals. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, Fidelity Management & Research Co. and Bankers Trust or its successor by merger that would be effective at the time of the merger. This agreement will be presented to the fund's shareholders for approval.

Shares purchased after April 28, 1999 will no longer be subject to a 0.75% purchase fee. However, the fund will deduct a short-term trading fee of 0.75% from the redemption amount if you sell shares purchased after April 28, 1999 after holding them for less than 90 days. This fee is paid to the fund, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

(checkmark)FUND FACTS

GOAL: total return that corresponds to that of the Wilshire 4500 Index

FUND NUMBER: 398

TRADING SYMBOL: FSEMX

START DATE: November 5, 1997

SIZE: as of February 28, 1999, more than $62 million

MANAGER: Frank Salerno, since inception
SPARTAN EXTENDED MARKET INDEX FUND

INVESTMENT CHANGES





TOP TEN STOCKS AS OF FEBRUARY
28, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE STOCKS 6 MONTHS AGO

Berkshire Hathaway, Inc.          3.8                      3.2
Class A

Yahoo!, Inc.                      1.1                      0.3

Qwest Communications              0.8                      0.4
International, Inc.

Amazon.com, Inc.                  0.7                      0.2

Cox Communications, Inc.          0.7                      0.4
Class A

Level 3 Communications, Inc.      0.6                      0.4

Equitable Companies (The), Inc.   0.6                      0.5

eBay, Inc.                        0.5                      0.0

At Home Corp. Series A            0.5                      0.2

AFLAC, Inc.                       0.4                      0.3

TOP TEN MARKET SECTORS AS OF
FEBRUARY 28, 1999

                                 % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                          THESE MARKET SECTORS 6
                                                          MONTHS AGO

TECHNOLOGY                        19.5                     15.0

FINANCE                           19.3                     19.8

UTILITIES                         8.7                      8.7

MEDIA & LEISURE                   8.1                      7.6

HEALTH                            7.7                      8.0

CONSTRUCTION & REAL ESTATE        7.3                      8.0

RETAIL & WHOLESALE                5.0                      5.3

SERVICES                          4.8                      4.6

DURABLES                          3.8                      4.4

BASIC INDUSTRIES                  3.2                      3.6


SPARTAN EXTENDED MARKET INDEX FUND

INVESTMENTS FEBRUARY 28, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 98.7%

                                 SHARES                 VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.1%

AEROSPACE & DEFENSE - 0.8%

AAR Corp.                         850                   $ 12,856

Advanced Aerodynamics &           600                    1,838
Structures, Inc. Class A (a)

Advanced Technical Products,      100                    763
Inc. (a)

Alliant Techsystems, Inc. (a)     408                    32,309

Aviall, Inc. (a)                  1,000                  13,813

Banner Aerospace, Inc. (a)        160                    1,490

BE Aerospace, Inc. (a)            700                    10,325

Cordant Technologies, Inc.        1,100                  42,831

Curtiss-Wright Corp.              100                    3,756

Fairchild Corp. Class A (a)       324                    3,908

GenCorp, Inc.                     600                    12,038

Gulfstream Aerospace Corp. (a)    1,700                  76,075

Harsco Corp.                      1,100                  30,869

Howmet International, Inc. (a)    1,700                  27,413

Kellstrom Industries, Inc. (a)    600                    9,713

Moog, Inc. Class A (a)            100                    3,188

OEA, Inc.                         1,600                  17,800

Orbital Sciences Corp. (a)        900                    24,863

Precision Castparts Corp.         700                    25,988

Primex Technologies, Inc.         200                    8,313

Sequa Corp. Class A (a)           300                    14,119

Simula, Inc. (a)                  100                    606

Sturm Ruger & Co., Inc.           400                    3,750

Sundstrand Corp.                  1,500                  101,531

United Industrial Corp.           100                    869

Wyman-Gordon Co. (a)              1,800                  14,513

                                                         495,537

DEFENSE ELECTRONICS - 0.2%

Alpha Industries, Inc. (a)        900                    18,338

Cubic Corp.                       100                    1,838

Ducommun, Inc. (a)                150                    1,875

Flir Systems, Inc. (a)            600                    11,025

Frequency Electronics, Inc.       150                    1,125

Litton Industries, Inc. (a)       1,000                  56,125

Nichols Research Corp. (a)        700                    12,338

REMEC, Inc. (a)                   800                    13,750

Scott Technologies, Inc.          1,000                  16,188
Class A (a)

Stanford Telecommunications,      100                    1,203
Inc. (a)

                                                         133,805

SHIP BUILDING & REPAIR - 0.1%

Avondale Industries, Inc.         700                    21,613

Dril-Quip, Inc. (a)               400                    5,100

Halter Marine Group, Inc. (a)     800                    3,200

Newport News Shipbuilding,        1,300                  37,619
Inc.

                                                         67,532

TOTAL AEROSPACE & DEFENSE                                696,874



                                 SHARES                 VALUE (NOTE 1)

BASIC INDUSTRIES - 3.2%

CHEMICALS & PLASTICS - 1.4%

Airgas, Inc. (a)                  1,100                 $ 9,900

Albemarle Corp.                   1,440                  34,020

Arch Chemicals, Inc. (a)          650                    12,350

Atmi, Inc. (a)                    300                    6,825

Bush Boake Allen, Inc. (a)        200                    6,388

Cabot Corp.                       1,100                  27,706

Carbide/Graphite Group, Inc.      200                    2,425
(The) (a)

Catalytica, Inc. (a)              1,100                  15,675

ChemFirst, Inc.                   300                    5,700

Crompton & Knowles Corp.          2,200                  40,700

Cytec Industries, Inc. (a)        900                    24,131

Eco Soil Systems, Inc. (a)        500                    3,031

Ethyl Corp.                       1,200                  5,850

Ferro Corp.                       1,000                  21,375

First Years, Inc. (The)           200                    3,050

Foamex International, Inc.        800                    7,700

Fuller (H.B.) Co.                 500                    21,188

Furon Co.                         200                    2,375

General Chemical Group, Inc.      1,000                  15,375

Geon Co.                          1,000                  22,813

Georgia Gulf Corp.                500                    7,563

Gundle/SLT Environmental,         100                    394
Inc. (a)

Hanna (M.A.) Co.                  1,500                  16,500

Hawkins Chemicals, Inc.           100                    1,006

IMC Global, Inc.                  2,080                  41,470

International Specialty           1,100                  9,694
Products, Inc. (a)

Isolyser, Inc. (a)                1,000                  2,125

Ivex Packaging Corp. (a)          500                    7,563

Lamson & Sessions Co. (a)         100                    488

Lawter International, Inc.        500                    3,563

Leading Edge Packaging, Inc.      100                    75
(a)

Lubrizol Corp.                    1,800                  34,313

Lydall, Inc. (a)                  200                    1,900

Lyondell Petrochemical Co.        2,000                  26,750

MacDermid, Inc.                   600                    22,500

McWhorter Technologies, Inc.      100                    1,456
(a)

Millennium Chemicals, Inc.        2,300                  41,544

Minerals Technologies, Inc.       600                    25,763

Mississippi Chemical Corp.        300                    3,075

Myers Industries, Inc.            200                    3,900

NL Industries, Inc.               1,100                  10,656

O'Sullivan Corp.                  200                    1,725

Oil-Dri Corp. of America          100                    1,525

Olin Corp.                        1,300                  16,494

OM Group, Inc.                    500                    14,531

Park Electrochemical Corp.        100                    2,713

Schulman (A.), Inc.               1,200                  19,800

Scotts Co. Class A (a)            700                    22,663

Solutia, Inc.                     3,200                  57,000

Spartech Corp.                    300                    7,088

Stepan Co.                        100                    2,363

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

BASIC INDUSTRIES - CONTINUED

CHEMICALS & PLASTICS -
CONTINUED

Synalloy Corp.                    100                   $ 850

Synetic, Inc. (a)                 500                    21,969

Synthetech, Inc. (a)              100                    509

Terra Industries, Inc.            1,100                  5,431

Tredegar Industries, Inc.         355                    9,075

Tuscarora Plastics, Inc.          100                    1,375

Uniroyal Technology Corp. (a)     100                    838

USEC, Inc.                        2,300                  32,631

Valhi, Inc.                       1,700                  19,550

Valspar Corp.                     1,300                  42,250

Viskase Companies, Inc. (a)       100                    400

Wellman, Inc.                     1,600                  14,900

Witco Corp.                       1,200                  20,325

                                                         866,880

IRON & STEEL - 0.4%

AK Steel Holding Corp.            1,600                  34,900

Ampco-Pittsburgh Corp.            100                    938

Atchison Casting Corp. (a)        100                    975

Barnes Group, Inc.                200                    3,813

Birmingham Steel Corp.            2,300                  9,488

Carpenter Technology Corp.        1,000                  25,938

Citation Corp. (a)                100                    1,019

Cleveland-Cliffs, Inc.            600                    22,238

Cold Metal Products, Inc. (a)     100                    238

Commercial Metals Co.             700                    15,969

Fansteel, Inc. (a)                100                    525

Gibraltar Steel Corp.             100                    2,000

Huntco, Inc. Class A              100                    425

Insteel Industries, Inc.          100                    613

Keystone Consolidated             100                    750
Industries, Inc. (a)

LTV Corp.                         2,700                  14,850

Material Sciences Corp. (a)       200                    1,438

Mueller Industries, Inc. (a)      600                    12,675

National Steel Corp. Class B      1,700                  14,025

Northwest Pipe Co. (a)            100                    1,475

NS Group, Inc. (a)                300                    1,181

Oregon Steel Mills, Inc.          400                    3,825

Park-Ohio Holdings Corp. (a)      100                    1,545

Quanex Corp.                      800                    14,000

Roanoke Electric Steel Corp.      150                    2,034

Rouge Industries, Inc. Class A    200                    1,988

Schnitzer Steel Industries,       100                    1,388
Inc. Class A

SEMX Corp. (a)                    100                    206

Shiloh Industries, Inc. (a)       100                    1,225

SPS Technologies, Inc. (a)        200                    8,250

Steel Dynamics, Inc. (a)          700                    11,025

Steel Technologies, Inc.          100                    802

Sun Hydraulics Corp.              100                    913

Titan International, Inc.         300                    2,231

Webco Industries, Inc. (a)        100                    556



                                 SHARES                 VALUE (NOTE 1)

Whittaker Corp. (a)               100                   $ 2,013

WHX Corp. (a)                     700                    6,081

                                                         223,555

METALS & MINING - 0.4%

AFC Cable Systems, Inc. (a)       200                    6,625

Amcol International Corp.         350                    3,325

Belden, Inc.                      1,000                  18,063

Brush Wellman, Inc.               800                    11,500

Cable Design Technology Corp.     350                    4,528
(a)

Castle A.M. & Co.                 200                    2,725

Century Aluminum Co.              300                    1,650

Commonwealth Industries, Inc.     500                    5,406

Commscope, Inc. (a)               1,100                  20,419

Encore Wire Corp. (a)             450                    4,247

General Cable Corp.               1,150                  21,634

IMCO Recycling, Inc.              200                    2,513

International FiberCom, Inc.      1,000                  7,063
(a)

Kaiser Aluminum Corp. (a)         600                    3,000

Martin Marietta Materials,        1,300                  66,706
Inc.

Matthews International Corp.      600                    17,175
Class A

MAXXAM, Inc. (a)                  100                    5,850

Metals USA, Inc. (a)              300                    2,738

Olympic Steel, Inc. (a)           500                    4,188

Optical Cable Corp. (a)           500                    5,875

Reliance Steel & Aluminum Co.     600                    15,338

RTI International Metals,         300                    3,188
Inc. (a)

Ryerson Tull, Inc. (a)            664                    12,118

Special Metals Corp. (a)          200                    1,425

Superior Telecom, Inc.            531                    15,034

Titanium Metals Corp.             900                    6,356

Wolverine Tube, Inc.              700                    13,913

                                                         282,602

PACKAGING & CONTAINERS - 0.2%

Alltrista Corp. (a)               100                    2,400

BWAY Corp. (a)                    100                    1,288

EarthShell Corp. (a)              2,600                  24,213

Gaylord Container Corp. Class     700                    4,725
A (a)

Greif Brothers Corp. Class A      300                    8,438

Shorewood Packaging Corp. (a)     400                    7,275

Silgan Holdings, Inc. (a)         500                    11,094

Sonoco Products Co.               2,650                  64,925

U.S. Can Corp. (a)                200                    3,188

                                                         127,546

PAPER & FOREST PRODUCTS - 0.8%

Albany International Corp.        1,225                  24,041
Class A

American Bank Note                700                    1,750
Holographics, Inc. (a)

American Pad & Paper Co. (a)      400                    625

Bowater, Inc.                     1,000                  42,125

Buckeye Technologies, Inc. (a)    500                    6,469

Caraustar Industries, Inc.        800                    20,500

Chesapeake Corp.                  400                    12,600

Consolidated Papers, Inc.         2,300                  51,175

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS -
CONTINUED

Georgia-Pacific Corp. (Timber     2,300                 $ 46,863
Group)

Glatfelter (P.H.) Co.             300                    3,206

Longview Fibre Co.                700                    7,919

Mail-Well, Inc. (a)               1,300                  18,363

PalEx, Inc. (a)                   100                    906

Pentair, Inc.                     600                    22,725

Pope & Talbot, Inc.               100                    694

Precept Business Services,        600                    9,900
Inc. (a)

Rayonier, Inc.                    1,000                  40,938

Rock-Tenn Co. Class A             600                    10,350

Smurfit-Stone Container Corp.     4,500                  81,281
(a)

The St. Joe Co.                   1,900                  40,969

U.S. Timberlands Co. L P          1,100                  14,438

Unisource Worldwide, Inc.         2,600                  18,200

Wausau-Mosinee Paper Corp.        840                    13,335

Workflow Management, Inc. (a)     1,301                  9,188

                                                         498,560

TOTAL BASIC INDUSTRIES                                   1,999,143

CONSTRUCTION & REAL ESTATE -
7.3%

BUILDING MATERIALS - 1.2%

Aaon, Inc. (a)                    100                    856

Aavid Thermal Technologies,       500                    7,094
Inc. (a)

ACX Technologies, Inc. (a)        400                    4,975

American Precision                100                    969
Industries, Inc. (a)

American Residential              200                    725
Services, Inc. (a)

American Standard Companies,      1,500                  50,344
Inc. (a)

American Woodmark Corp.           100                    3,513

Barnett, Inc. (a)                 600                    6,263

Carlisle Companies, Inc.          400                    16,550

Centex Construction Products,     700                    24,981
Inc.

Dal-Tile International, Inc.      1,900                  17,456
(a)

Drew Industries, Inc. (a)         100                    1,206

Elcor Corp.                       550                    17,325

Fastenal Co.                      900                    34,200

Florida Rock Industries, Inc.     200                    5,600

Giant Cement Holding, Inc. (a)    600                    11,775

Hexcel Corp. (a)                  500                    4,219

Hussmann International, Inc.      800                    11,300

ICC Technologies, Inc. (a)        900                    4,781

Industrial Holdings, Inc. (a)     100                    863

Johns Manville Corp.              3,800                  66,738

Justin Industries, Inc.           300                    3,206

Kaynar Technologies, Inc. (a)     400                    11,200

Lafarge Corp.                     1,200                  38,250

Lilly Industries, Inc. Class A    300                    5,119

Lone Star Industries, Inc.        600                    19,800

Mestek, Inc. (a)                  100                    1,956

Mobile Mini, Inc. (a)             500                    6,000



                                 SHARES                 VALUE (NOTE 1)

Nortek, Inc. (a)                  100                   $ 2,600

Penn Engineering &                100                    1,981
Manufacturing Corp.
(non-vtg.)

Raytech Corp. (a)                 100                    300

Republic Group, Inc.              100                    1,519

Robbins & Myers, Inc.             200                    3,300

Rock of Ages Corp. Class A (a)    600                    7,500

ROHN Industries, Inc. (a)         700                    1,400

RPM, Inc.                         1,525                  21,064

Selas Corp. of America            100                    594

Shaw Group (a)                    100                    1,369

Southdown, Inc.                   664                    31,333

T.J. International, Inc.          400                    8,650

Tecumseh Products Co. Class A     800                    39,400

Texas Industries, Inc.            700                    17,238

Thermo TerraTech, Inc. (a)        200                    1,000

United Dominion Industries        1,479                  28,593
Ltd.

Universal Forest Products,        100                    2,006
Inc.

USG Corp.                         1,400                  70,175

Vulcan Materials Co.              700                    94,325

Watsco, Inc. Class A              300                    3,506

West Pharmaceutical Services,     179                    5,918
Inc.

York International Corp.          1,200                  43,500

                                                         764,535

CONSTRUCTION - 0.7%

American Buildings Co. (a)        100                    2,025

American Homestar Corp. (a)       500                    3,688

Avatar Holdings, Inc. (a)         800                    15,350

Beazer Homes USA, Inc. (a)        600                    13,050

Castle & Cooke, Inc. (a)          610                    9,455

Cavalier Homes, Inc.              300                    3,000

Clayton Homes, Inc.               2,475                  30,628

Crossman Communities, Inc. (a)    600                    15,000

D.R. Horton, Inc.                 1,750                  27,891

Emcor Group, Inc. (a)             400                    6,650

Engle Homes, Inc.                 600                    7,050

Granite Construction, Inc.        800                    19,650

Jacobs Engineering Group,         900                    35,606
Inc. (a)

Lennar Corp.                      900                    20,869

M.D.C. Holdings, Inc.             900                    16,031

M/I Schottenstein Homes, Inc.     200                    3,463

Modtech Holdings, Inc.            425                    6,003

Monaco Coach Corp. (a)            300                    9,338

NCI Building Systems, Inc. (a)    500                    11,500

NVR, Inc. (a)                     400                    17,200

Oakwood Homes Corp.               900                    14,513

Palm Harbor Homes, Inc. (a)       250                    6,250

Robertson Ceco Corp. (a)          100                    800

Ryland Group, Inc.                700                    17,850

Schuler Homes, Inc. (a)           100                    806

Skyline Corp.                     100                    2,925

Southern Energy Homes, Inc.       200                    1,094
(a)

Standard Pacific Corp.            1,300                  16,088

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

CONSTRUCTION - CONTINUED

Toll Brothers, Inc. (a)           1,400                 $ 27,475

U.S. Home Corp. (a)               700                    24,150

Vistana, Inc. (a)                 900                    9,844

Walter Industries, Inc. (a)       1,600                  19,600

Webb (Del E.) Corp.               800                    18,000

                                                         432,842

ENGINEERING - 0.2%

Able Telcom Holding Corp. (a)     400                    2,775

AmeriLink Corp. (a)               100                    788

Apogee Enterprises, Inc.          800                    7,000

Arguss Holdings, Inc. (a)         100                    1,469

Comfort Systems USA, Inc. (a)     900                    12,150

DSP Group, Inc. (a)               200                    2,825

Harding Lawson Associates         100                    591
Group, Inc. (a)

ICF Kaiser International,         400                    375
Inc. (a)

IDM Environmental Corp. (a)       700                    241

MasTec, Inc. (a)                  400                    10,050

NFO Worldwide, Inc. (a)           300                    3,544

Primark Corp. (a)                 94                     1,921

Probusiness Services, Inc. (a)    450                    14,963

Service Experts, Inc. (a)         700                    8,794

Stone & Webster, Inc.             100                    2,675

Sylvan Learning Systems (a)       950                    31,588

URS Corp. (a)                     800                    15,700

VSI Holdings, Inc. (a)            100                    550

Xceed, Inc.                       600                    5,700

                                                         123,699

REAL ESTATE - 0.5%

American Realty Trust, Inc.       100                    1,675

Bluegreen Corp. (a)               800                    5,150

BridgeStreet Accomodations,       100                    456
Inc. (a)

Catellus Development Corp. (a)    3,100                  44,756

CB Richard Ellis Services,        800                    13,000
Inc. (a)

Fairfield Communities, Inc.       1,400                  11,463
(a)

Forest City Enterprises, Inc.     400                    8,600
Class A

Getty Realty Corp.                100                    1,375

Grubb & Ellis Co. (a)             200                    1,313

Homestead Village, Inc. (a)       400                    1,375

Hovnanian Enterprises, Inc.       100                    681
Class A (a)

Insignia Financial Group,         866                    11,312
Inc. (a)

Kaiser Ventures, Inc. (a)         100                    925

Lasalle Partners, Inc. (a)        700                    21,831

LNR Property Corp.                300                    5,513

Merry Land Properties, Inc.       65                     358
(a)

Newhall Land & Farming Co.        1,000                  23,313
(CA)

Omega Worldwide, Inc. (a)         66                     297

Pierce Leahy Corp. (a)            200                    4,950

Price Enterprises, Inc.           757                    3,785

Rouse Co. (The)                   2,200                  51,425



                                 SHARES                 VALUE (NOTE 1)

Silverleaf Resorts, Inc. (a)      100                   $ 775

Stewart Enterprises, Inc.         2,200                  33,000
Class A

Stratus Properties, Inc. (a)      100                    350

Trammell Crow Co. (a)             1,000                  15,500

Trendwest Resorts, Inc. (a)       800                    12,800

Vornado Operating Co. (a)         81                     557

Wellsford Real Properties,        225                    2,138
Inc. (a)

                                                         278,673

REAL ESTATE INVESTMENT TRUSTS
- 4.7%

Alexandria Real Estate            100                    2,925
Equities, Inc.

AMB Property Corp.                2,700                  56,700

American Health Properties,       300                    5,719
Inc.

American Real Estate Partners     200                    1,788
L.P. (a)

Amli Residential Properties       200                    3,988
Trust (SBI)

Annaly Mortgage Management,       100                    925
Inc.

Apartment Investment &            1,817                  71,090
Management Co. Class A

Archstone Communities Trust       3,700                  72,381

Arden Realty Group, Inc.          1,800                  42,075

Associated Estates Realty         200                    2,088
Corp.

AvalonBay Communities, Inc.       2,014                  63,567

Banyan Strategic Realty Trust     100                    500
(SBI)

Bedford Property Investors,       100                    1,588
Inc.

Boston Properties, Inc.           1,800                  58,163

Boykin Lodging Co.                300                    3,956

Bradley Real Estate, Inc.         200                    3,825
(SBI)

Brandywine Realty Trust           600                    9,863

BRE Properties, Inc. Class A      800                    19,400

Burnham Pacific Properties,       200                    2,013
Inc.

Camden Property Trust (SBI)       1,651                  40,450

Capital Automotive                900                    10,688

Capstead Mortgage Corp.           2,200                  10,863

CarrAmerica Realty Corp.          1,800                  38,700

CBL & Associates Properties,      900                    22,444
Inc.

CenterPoint Properties Trust      600                    19,238

CenterTrust Retail                200                    1,988
Properties, Inc.

Chateau Communities, Inc.         400                    11,275

Chelsea GCA Realty, Inc.          200                    6,113

Colonial Properties Trust         800                    19,650
(SBI)

Commercial Net Lease Realty,      200                    2,475
Inc.

Cornerstone Properties, Inc.      1,500                  22,688

Cousins Properties, Inc.          500                    14,469

Crescent Real Estate Equities     2,900                  60,538
Co.

Criimi Mae, Inc.                  300                    881

Crown America Realty Trust        400                    2,975

Developers Diversified Realty     2,400                  38,100
Corp.

Duke Realty Investments, Inc.     2,600                  56,713

Dynex Capital, Inc.               600                    1,875

Eastgroup Properties, Inc.        200                    3,500

Equity Inns, Inc.                 1,000                  9,438

Equity Office Properties Trust    5,562                  143,222

Equity Residential Properties     2,989                  122,549
Trust (SBI)

Essex Property Trust, Inc.        100                    2,825

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Federal Realty Investment         500                   $ 11,031
Trust (SBI)

FelCor Lodging Trust, Inc.        1,905                  45,006

First Industrial Realty           1,400                  36,225
Trust, Inc.

First Union Real Estate           200                    825
Equity & Mortgage Investments

Franchise Finance Corp. of        400                    8,800
America

Gables Residential Trust (SBI)    1,100                  25,438

General Growth Properties,        900                    30,375
Inc.

Glenborough Realty Trust,         800                    14,450
Inc.

Glimcher Realty Trust (SBI)       300                    4,444

Great Lakes (REIT), Inc.          200                    3,025

Health Care Property              400                    11,750
Investors, Inc.

Health Care REIT, Inc.            300                    6,956

Healthcare Realty Trust, Inc.     1,066                  20,654

Highwoods Properties, Inc.        1,600                  38,300

Home Properties of N.Y., Inc.     800                    19,650

Hospitality Properties Trust      1,600                  41,200
(SBI)

Host Marriott Corp.               3,800                  41,088

HRPT Properties Trust             3,600                  49,275

Impac Mortgage Holdings, Inc.     100                    575

Imperial Credit Commercial        1,300                  11,781
Mortgage Investment Corp.

Indymac Mortgage Holdings,        2,300                  24,438
Inc.

Innkeepers USA Trust              300                    3,113

IRT Property Co.                  400                    3,625

Irvine Apartments                 1,000                  32,875
Communities, Inc.

Jameson Inns, Inc.                100                    850

JDN Realty Corp.                  1,100                  23,100

JP Realty, Inc.                   200                    3,700

Kilroy Realty Corp.               500                    10,781

Kimco Realty Corp.                1,500                  56,906

Koger Equity, Inc.                200                    2,738

Konover Property Trust, Inc.      100                    575
(a)

Kranzco Realty Trust              100                    1,213

Lexington Corporate               100                    1,175
Properties Trust

Liberty Property Trust (SBI)      2,100                  45,938

LTC Properties, Inc.              200                    2,500

Macerich Co.                      1,500                  36,375

Mack-Cali Realty Corp.            1,600                  46,300

Manufactured Home                 300                    6,975
Communities, Inc.

Meditrust Corp. unit              3,734                  45,742

Meridian Industrial Trust,        200                    4,800
Inc.

MGI Properties, Inc.              100                    2,806

Mid-America Apartment             800                    17,800
Communities, Inc.

Mills Corp.                       600                    10,913

National Golf Properties,         100                    2,513
Inc.

National Health Investors,        200                    5,100
Inc.

Nationwide Health Properties,     1,100                  19,800
Inc.

New Plan Excel Realty Trust       2,640                  54,780

Ocwen Asset Investment Corp.      500                    2,594



                                 SHARES                 VALUE (NOTE 1)

Omega Healthcare Investors,       200                   $ 4,625
Inc.

Pacific Gulf Properties, Inc.     200                    4,025

Pan Pacific Retail                200                    3,713
Properties, Inc.

Parkway Properties, Inc.          100                    2,638

Patriot American Hospitality,     4,015                  21,832
Inc. unit

Pennsylvania Real Estate          100                    1,906
Investment Trust

Post Properties, Inc.             1,200                  42,825

Prentiss Properties Trust         1,100                  22,000
(SBI)

Prime Retail, Inc.                479                    3,832

Prison Realty Corp. (a)           1,925                  38,380

ProLogis Trust                    3,300                  68,475

Public Storage, Inc.              2,800                  71,400

Realty Income Corp.               300                    6,544

Reckson Associates Realty         1,200                  25,500
Corp.

Redwood Trust, Inc.               200                    2,825

Regency Realty Corp.              300                    6,075

RFS Hotel Investors, Inc.         900                    10,519

Saul Centers, Inc.                100                    1,463

Shurgard Storage Centers,         400                    9,900
Inc. Class A

Simon Property Group, Inc.        4,200                  106,838

SL Green Realty Corp.             200                    3,863

Smith (Charles E.)                200                    5,875
Residential Realty, Inc.

Sovran Self Storage, Inc.         200                    4,675

Spieker Properties, Inc.          1,700                  60,775

Starwood Financial Trust          1,100                  55,000

Starwood Hotels & Resorts         4,000                  124,000
Worldwide, Inc.

Storage Trust Realty              200                    4,300

Storage USA, Inc.                 400                    11,325

Summit Properties, Inc.           1,100                  18,219

Sun Communities, Inc.             200                    6,288

Sunstone Hotel Investors,         1,900                  15,200
Inc.

Tanger Factory Outlet             100                    1,994
Centers, Inc.

Taubman Centers, Inc.             400                    4,975

Thornburg Mortgage Asset          200                    1,888
Corp.

Town & Country Trust              200                    2,988

Trinet Corporate Realty           500                    12,594
Trust, Inc.

United Dominion Realty Trust,     3,600                  35,550
Inc.

Universal Health Realty           100                    1,975
Income Trust

Urban Shopping Centers, Inc.      200                    6,000

Vornado Realty Trust              1,924                  66,138

Walden Residential                900                    15,019
Properties, Inc.

Washington (SBI)                  400                    6,575

Weeks Corp.                       200                    5,400

Weingarten Realty Investors       300                    12,581
(SBI)

Western Investment Real           200                    2,213
Estate Trust (SBI)

Westfield America, Inc.           1,000                  17,625

Winston Hotels, Inc.              200                    1,663

                                                         2,937,097

TOTAL CONSTRUCTION & REAL                                4,536,846
ESTATE

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

DURABLES - 3.8%

AUTOS, TIRES, & ACCESSORIES -
1.5%

Aftermarket Technology Corp.      400                   $ 2,113
(a)

Amcast Industrial Corp.           1,200                  22,725

Arvin Industries, Inc.            500                    18,125

Aviation Sales Co. (a)            600                    27,188

Bandag, Inc.                      800                    25,350

Borg-Warner Automotive, Inc.      500                    21,781

Breed Technologies, Inc. (a)      2,500                  10,156

Casey's General Stores, Inc.      1,400                  18,025

CLARCOR, Inc.                     350                    6,388

Colonels International, Inc.      200                    900
(a)

Copart, Inc. (a)                  1,000                  17,500

Cross-Continent Auto              200                    2,050
Retailers (a)

CSK Auto Corp. (a)                400                    13,725

Discount Auto Parts, Inc. (a)     200                    4,288

Donnelly Corp. Class A            100                    1,250

Dura Automotive Systems, Inc.     200                    5,688
 Class A (a)

Durakon Industries, Inc. (a)      100                    1,175

Excel Industries, Inc.            700                    16,538

Federal Signal Corp.              1,800                  42,188

Federal-Mogul Corp.               1,300                  63,944

Forest Oil Corp. (a)              500                    3,188

Gentex Corp. (a)                  2,500                  54,219

Getty Petroleum Marketing,        100                    219
Inc. (a)

Hayes Lemmerz International,      600                    15,600
Inc. (a)

IMPCO Technologies, Inc. (a)      100                    1,250

Intermet Corp.                    1,300                  16,250

Jason, Inc. (a)                   100                    844

Johnstown America Industries,     200                    3,375
Inc. (a)

Keystone Automotive               900                    15,975
Industries, Inc. (a)

Kroll-O'Gara Co. (a)              700                    21,613

Lear Corp. (a)                    1,600                  56,500

Lithia Motors, Inc. (a)           400                    7,375

Mascotech, Inc.                   900                    13,613

Mercury Air Group, Inc. (a)       100                    863

Meritor Automotive, Inc.          2,100                  33,338

Miller Industries, Inc. (a)       600                    3,225

Modine Manufacturing Co.          600                    16,800

Monro Muffler Brake, Inc.         1,105                  9,254

O'Reilly Automotive, Inc. (a)     600                    26,363

OmniQuip International, Inc.      400                    4,350

Oshkosh Truck Co. Class B         600                    20,250

Republic Industries, Inc. (a)     10,200                 124,950

Simpson Industries, Inc.          400                    3,725

Sonic Automotive, Inc. (a)        800                    12,900

Spartan Motors, Inc.              100                    503

SPX Corp.                         700                    39,988

Standard Motor Products, Inc.     300                    6,431

Standard Products Co.             700                    10,500

Strattec Security Corp. (a)       100                    3,150



                                 SHARES                 VALUE (NOTE 1)

Superior Industries               600                   $ 14,850
International, Inc.

Supreme Industries, Inc.          110                    1,114
Class A

TBC Corp. (a)                     300                    1,706

Tower Automotive, Inc. (a)        900                    16,763

Ugly Duckling Corp. (a)           200                    1,038

United Auto Group, Inc. (a)       300                    2,213

Wabash National Corp.             500                    6,156

Walbro Corp.                      100                    900

World Fuel Services Corp.         150                    1,556

Wynn's International, Inc.        250                    4,625

                                                         898,629

CONSUMER DURABLES - 0.3%

Ballantyne of Omaha, Inc.         630                    5,394

Blount International, Inc.        500                    12,906
Class A

Blyth Industries, Inc. (a)        1,300                  35,100

Department 56, Inc. (a)           700                    23,231

Dupont Photomasks, Inc. (a)       300                    11,775

Libbey, Inc.                      700                    20,869

Lifetime Hoan Corp.               100                    1,013

Mikasa, Inc.                      200                    1,963

Mikohn Gaming Corp. (a)           100                    363

Oneida Ltd.                       150                    2,100

Printrak International, Inc.      100                    750
(a)

SAF T LOK, Inc. (a)               900                    1,716

Samsonite Corp. (a)               243                    1,443

Shuffle Master, Inc. (a)          800                    5,700

Simpson Manufacturing Co.         500                    17,719
Ltd. (a)

Sola International, Inc. (a)      700                    7,525

                                                         149,567

CONSUMER ELECTRONICS - 0.4%

Boston Acoustics, Inc.            300                    6,188

Fossil, Inc. (a)                  450                    14,175

General Motors Corp. Class H      2,400                  113,250
(a)

Harman International              700                    26,775
Industries, Inc.

Movado Group, Inc.                400                    8,550

National Presto Industries,       400                    14,800
Inc.

Odetics, Inc. Class B (a)         400                    3,350

Parkervision, Inc. (a)            400                    9,750

Recoton Corp. (a)                 400                    5,600

Royal Appliance Manufacturing     300                    1,163
Co. (a)

Salton, Inc. (a)                  600                    17,888

SRS Labs, Inc. (a)                100                    413

Sunbeam Corp.                     1,500                  8,719

U.S. Industries, Inc.             2,060                  33,475

Universal Electronics, Inc.       600                    7,275
(a)

                                                         271,371

HOME FURNISHINGS - 0.5%

Applied Power, Inc. Class A       1,055                  25,452

Bassett Furniture Industries,     100                    2,150
Inc.

Bombay Co., Inc. (The) (a)        200                    813

Bush Industries, Inc. Class       100                    1,050
A.

Ethan Allen Interiors, Inc.       400                    18,000

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

DURABLES - CONTINUED

HOME FURNISHINGS - CONTINUED

Falcon Products, Inc.             100                   $ 1,019

Furniture Brands                  800                    17,100
International, Inc. (a)

Garden Ridge Corp. (a)            200                    1,188

Haverty Furniture Companies,      100                    2,250
Inc.

Heilig-Meyers Co.                 1,800                  11,700

HON Industries, Inc.              1,000                  23,750

Kimball International, Inc.       700                    11,375
Class B

Knoll, Inc. (a)                   700                    13,388

La-Z-Boy, Inc.                    1,300                  24,213

Ladd Furniture, Inc. (a)          300                    5,456

Leggett & Platt, Inc.             3,800                  79,563

Linens'n Things, Inc. (a)         800                    28,800

Maxim Group, Inc. (a)             200                    3,625

Miller (Herman), Inc.             1,700                  28,900

O'Sullivan Industries             200                    2,100
Holdings, Inc. (a)

Restoration Hardware, Inc.        700                    14,438

Rowe Furniture Corp.              100                    1,319

Shelby Williams Industries,       100                    1,125
Inc.

Virco Manufacturing Co.           110                    1,939

Winsloew Furniture, Inc. (a)      300                    8,250

                                                         328,963

TEXTILES & APPAREL - 1.1%

Active Apparel Group, Inc. (a)    700                    2,319

Ashworth, Inc. (a)                600                    2,831

Barry (R G) Corp. (a)             100                    888

BEBE Stores, Inc. (a)             300                    9,338

Bluefly, Inc. (a)                 400                    5,150

Burlington Industries, Inc.       2,000                  12,375
(a)

Candies, Inc. (a)                 700                    2,625

Chemfab Corp. (a)                 100                    1,775

Chic By H I S, Inc. (a)           100                    350

Collins & Aikman Corp.            700                    3,544

Columbia Sportswear Co. (a)       800                    9,600

Cone Mills Corp. (a)              300                    1,463

Conso Products Co. (a)            100                    700

Converse, Inc. (a)                200                    738

Crown Crafts, Inc.                100                    619

Culp, Inc.                        100                    631

Cutter & Buck, Inc. (a)           300                    8,888

Deckers Outdoor Corp. (a)         100                    294

Delta Woodside Industries         300                    1,950

Dexter Corp.                      900                    24,975

Dixie Group, Inc.                 100                    756

Donna Karan International,        700                    4,375
Inc. (a)

Dyersburg Corp.                   100                    206

Florsheim Group, Inc. (a)         100                    588

G-III Apparel Group Ltd. (a)      1,200                  2,850

Galey & Lord, Inc. (a)            100                    469

Guilford Mills, Inc.              300                    3,713

Haggar Corp.                      600                    6,131

Hartmarx Corp. (a)                500                    2,156



                                 SHARES                 VALUE (NOTE 1)

Interface, Inc. Class A           2,100                 $ 20,016

Johnston Industries, Inc. (a)     100                    281

Jones Apparel Group, Inc. (a)     2,100                  58,669

Jos. A. Bank Clothiers, Inc.      100                    775
(a)

K-Swiss, Inc. Class A             500                    24,234

Kellwood Co.                      1,000                  25,563

Madden Steven Ltd. (a)            100                    900

Maxwell Shoe, Inc. Class A (a)    500                    6,500

McNaughton Apparel Group,         100                    513
Inc. (a)

Mohawk Industries, Inc. (a)       1,100                  35,750

Mossimo, Inc. (a)                 800                    6,750

Nautica Enterprises, Inc. (a)     1,100                  16,500

Nine West Group, Inc. (a)         600                    13,463

North Face, Inc. (a)              500                    6,438

Oshkosh B'Gosh, Inc. Class A      800                    15,200

Oxford Industries, Inc.           100                    2,325

Pacific Sunwear of                300                    8,550
California, Inc. (a)

Phillips-Van Heusen Corp.         400                    2,425

Pillowtex Corp.                   126                    3,056

Pluma, Inc. (a)                   100                    88

Polo Ralph Lauren Corp. Class     1,300                  25,919
A (a)

Polymer Group, Inc. (a)           200                    2,013

Quaker Fabric Corp. (a)           850                    3,400

Quiksilver, Inc. (a)              500                    16,969

Rocky Shoes Boots, Inc. (a)       100                    600

Shaw Industries, Inc.             2,780                  60,986

Sport-Haley, Inc. (a)             100                    988

St. John Knits, Inc.              500                    13,344

Stride Rite Corp.                 1,700                  17,531

Superior Uniform Group, Inc.      100                    1,325

Synthetic Industries, Inc. (a)    100                    1,844

Tarrant Apparel Group (a)         500                    19,313

Timberland Co. Class A (a)        200                    12,075

U.S. Home & Garden, Inc. (a)      900                    4,669

Unifi, Inc.                       1,600                  19,300

Unitog Co.                        500                    19,250

Vans, Inc. (a)                    100                    675

Warnaco Group, Inc. Class A       1,464                  32,940

WestPoint Stevens, Inc. Class     1,600                  40,800
A (a)

Wolverine World Wide, Inc.        1,000                  9,938

Worldtex, Inc. (a)                100                    225

                                                         664,397

TOTAL DURABLES                                           2,312,927

ENERGY - 2.4%

COAL - 0.0%

ArchCoal, Inc.                    500                    5,469

INDEPENDENT POWER - 0.0%

Trigen Energy Corp.               100                    1,350

ENERGY SERVICES - 0.8%

Atwood Oceanics, Inc. (a)         500                    8,406

Aztec Manufacturing Co.           100                    825

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

Bayard Drilling Technologies,     1,323                 $ 5,209
Inc. (a)

BJ Services Co. (a)               1,200                  16,875

CAL Dive International, Inc.      400                    5,750
(a)

Carbo Ceramics, Inc.              200                    3,200

Daniel Industries, Inc.           200                    2,125

Dawson Geophysical Co. (a)        200                    1,350

Diamond Offshore Drilling,        2,800                  57,925
Inc.

ENSCO International, Inc.         2,400                  21,300

Global Industries Ltd. (a)        3,200                  16,200

Global Marine, Inc. (a)           3,300                  25,575

Input/Output, Inc. (a)            600                    3,375

Kaneb Services, Inc. (a)          200                    775

Key Energy Group, Inc. (a)        500                    1,844

Layne Christensen Co. (a)         100                    600

Lone Star Technologies, Inc.      300                    3,881
(a)

Lufkin Industries, Inc.           100                    1,550

Marine Drilling Companies,        700                    4,463
Inc. (a)

Maverick Tube Corp. (a)           100                    563

Nabors Industries, Inc. (a)       1,700                  19,550

Newpark Resources, Inc. (a)       900                    4,725

Noble Drilling Corp. (a)          2,400                  29,700

Oceaneering International,        800                    8,000
Inc. (a)

Offshore Logistics, Inc. (a)      1,300                  11,334

Parker Drilling Co. (a)           2,800                  7,000

Patterson Energy, Inc. (a)        500                    1,406

Pool Energy Services Co. (a)      800                    8,125

Powell Industries, Inc. (a)       100                    938

Pride International, Inc. (a)     2,200                  11,000

R&B Falcon Corp. (a)              5,140                  28,270

RPC Energy Services, Inc.         400                    2,450

SEACOR SMIT, Inc. (a)             600                    23,625

Seitel, Inc. (a)                  600                    5,738

Smith International, Inc.         900                    21,881

Superior Energy Services,         2,800                  7,700
Inc. (a)

Tidewater, Inc.                   900                    16,931

TransCoastal Marine Services,     1,000                  2,313
Inc. (a)

Transocean Offshore, Inc.         2,000                  41,250

UTI Energy Corp. (a)              400                    2,325

Varco International, Inc. (a)     900                    6,975

Zapata Corp.                      1,300                  12,513

                                                         455,540

OIL & GAS - 1.6%

American International            100                    100
Petroleum Corp. (a)

APCO Argentina, Inc.              100                    1,600

Barrett Resources Corp. (a)       1,000                  16,438

Basin Exploration, Inc. (a)       200                    1,750

Belco Oil & Gas Corp. (a)         400                    2,000

Bellwether Exploration Co. (a)    400                    1,350

Benton Oil & Gas Co. (a)          1,100                  3,369



                                 SHARES                 VALUE (NOTE 1)

Berry Petroleum Co. Class A       300                   $ 2,925

Bp Prudhoe Bay Royalty Trust      200                    888

Brigham Exploration Co. (a)       100                    331

Buckeye Partners LP               300                    7,800

Cabot Oil & Gas Corp. Class A     800                    8,750

Carrizo Oil & Gas, Inc. (a)       100                    122

Castle Energy Corp.               300                    4,838

Chesapeake Energy Corp.           1,598                  1,099

Coho Energy, Inc. (a)             900                    534

Comstock Resources, Inc. (a)      300                    844

Conoco, Inc. Class A              4,400                  89,375

Cooper Cameron Corp. (a)          1,000                  23,125

Costilla Energy, Inc. (a)         100                    313

Cross Timbers Oil Co.             2,150                  11,422

Crown Central Petroleum Corp.     100                    775
 Class B (a)

Dailey International, Inc. (a)    100                    38

Denbury Resources, Inc. (a)       400                    1,565

Devon Energy Corp.                1,200                  28,125

Eagle Geophysical, Inc. (a)       600                    1,463

Edge Petroleum Corp. (a)          1,200                  5,475

EEX Corp. (a)                     1,400                  8,488

Enron Oil & Gas Co.               4,000                  66,000

Enterprise Products Partners      800                    12,800
L P

Evergreen Resources, Inc. (a)     600                    9,413

Forcenergy, Inc. (a)              600                    525

Friede Goldman International,     700                    7,481
Inc. (a)

Frontier Oil Corp. (a)            200                    1,050

FX Energy, Inc. (a)               100                    419

Giant Industries, Inc.            100                    688

Gothic Energy Corp. (a)           300                    150

Gulf Island Fabrication, Inc.     500                    3,250
(a)

Hallwood Energy Partners,         100                    363
L.P.

Harken Energy Corp. (a)           2,100                  3,150

Holly Corp.                       100                    1,256

Houston Exploration Co. (a)       300                    4,631

HS Resources, Inc. (a)            200                    1,163

Inland Resources, Inc. (a)        100                    197

IRI International Corp. (a)       900                    2,813

KCS Energy, Inc.                  700                    919

Kelley Oil & Gas Corp. (a)        600                    319

Key Production Co., Inc. (a)      100                    644

Louis Dreyfus Natural Gas         800                    9,550
Corp. (a)

Magnum Hunter Resources, Inc.     900                    2,306
(a)

Mallon Resources Corp. (a)        500                    3,156

Markwest Hydrocarbon, Inc. (a)    100                    750

McMoRan Exploration Co. (a)       88                     1,430

Meridian Resource Corp. (a)       200                    413

Miller Exploration Co. (a)        600                    1,838

Murphy Oil Corp.                  1,300                  44,444

National Energy Group, Inc.       900                    113
(a)

National-Oilwell, Inc. (a)        800                    7,100

Newfield Exploration Co. (a)      1,300                  21,125

Noble Affiliates, Inc.            1,700                  38,463

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Nuevo Energy Co. (a)              600                   $ 4,200

Ocean Energy, Inc. (a)            3,452                  14,671

Panaco, Inc. (a)                  300                    309

Parallel Petroleum Corp. (a)      100                    109

Patina Oil & Gas Corp.            200                    575

Penn Virginia Corp.               100                    1,844

PennzEnergy Co.                   2,500                  23,438

Pennzoil-Quaker State Co.         1,066                  13,258

Petrofina SA warrants 8/5/03      400                    3,550
(a)

Petroleum Development Corp.       100                    294
(a)

Pioneer Natural Resources Co.     3,300                  17,119

Plains Resources, Inc. (a)        200                    1,850

Pogo Producing Co.                700                    6,475

Range Resources Corp.             520                    1,008

Remington Oil & Gas Corp. (a)     400                    1,075

Resource America, Inc. Class A    900                    9,731

Rutherford-Moran Oil Corp. (a)    800                    2,550

Saba Petroleum Co. (a)            100                    94

Santa Fe Energy Resources,        3,900                  20,475
Inc. (a)

Seagull Energy Corp. (a)          900                    4,275

Seven Seas Petroleum, Inc. (a)    1,400                  5,600

Snyder Oil Corp.                  1,600                  16,700

St. Mary Land & Exploration       500                    7,813
Co.

Stone Energy Corp. (a)            500                    12,094

Swift Energy Co. (a)              500                    3,000

TEPPCO Partners LP                600                    13,650

Tesoro Petroleum Corp. (a)        1,400                  11,200

Titan Exploration, Inc. (a)       300                    1,397

Tom Brown, Inc. (a)               1,500                  14,531

Tosco Corp.                       3,500                  72,406

TransMontaigne, Inc. (a)          300                    3,263

TransTexas Gas Corp. (a)          800                    850

Ultramar Diamond Shamrock         2,400                  47,400
Corp.

UNIFAB International, Inc. (a)    300                    2,044

Unit Corp. (a)                    400                    1,650

Valero Energy Corp.               1,400                  24,588

Vastar Resources, Inc.            2,500                  96,250

Veritas DGC, Inc. (a)             300                    2,831

Vintage Petroleum, Inc.           800                    3,550

WD-40 Co.                         700                    17,719

Weatherford International,        2,160                  36,720
Inc. (a)

Western Gas Resources, Inc.       1,700                  8,394

Williams Clayton Energy, Inc.     100                    316
(a)

Wiser Oil Co.                     100                    169

XCL Ltd. (a)                      500                    656

                                                         1,004,512

TOTAL ENERGY                                             1,466,871



                                 SHARES                 VALUE (NOTE 1)

FINANCE - 19.3%

BANKS - 5.7%

1st Source Corp.                  231                   $ 7,132

Advanta Corp.                     1,100                  12,856

Allegiant Bancorp, Inc.           360                    3,510

Amcore Financial, Inc.            1,300                  30,347

AmSouth Bancorp.                  2,600                  122,200

Area Bankshares Corp.             200                    5,325

Associated Banc-Corp.             1,825                  56,689

BancorpSouth, Inc.                500                    8,406

BancWest Corp.                    900                    35,269

Bank of Commerce                  600                    11,325

Bank of Granite Corp.             125                    3,438

BankAtlantic Bancorp, Inc.        375                    2,789
(non-vtg.) Class A

Banknorth Group, Inc.             1,090                  29,158

BOK Financial Corp.               624                    14,352

Boston Private Financial          100                    813
Holdings, Inc. (a)

Brenton Banks, Inc.               220                    3,438

Carolina First Corp.              1,000                  20,625

Cathay Bancorp, Inc.              100                    3,900

CCB Financial Corp.               1,300                  67,519

Centura Banks, Inc.               800                    51,200

Century South Banks, Inc.         100                    2,425

Chemical Financial Corp.          131                    4,045

Chittenden Corp.                  125                    3,438

Citizens Banking Corp.            800                    26,400

City Holding Co.                  111                    2,900

City National Corp.               1,100                  35,475

CNB Bancshares, Inc.              1,250                  50,234

Colonial Bancgroup, Inc.          3,800                  47,025

Commerce Bancorp, Inc.            610                    27,145

Commerce Bancshares, Inc.         1,828                  74,491

Community First Bankshares,       1,800                  35,100
Inc.

Community Trust Bancorp, Inc.     100                    2,341

Compass Bancshares, Inc.          2,100                  76,913

Corus Bankshares, Inc.            200                    6,575

CPB, Inc.                         100                    1,725

Cullen Frost Bankers, Inc.        900                    42,581

CVB Financial Corp.               165                    3,259

F & M Bancorp., Inc.              110                    3,644

F & M National Corp.              300                    8,344

Fidelity National Corp.           500                    3,938
Georgia

First American Corp.              2,819                  114,346

First BanCorp P R                 400                    10,025

First Citizen Bancshares,         100                    7,988
Inc.

First Commerce Bancshares         100                    2,744

First Commonwealth Financial      590                    12,722
Corp.

First Financial Bancorp Ohio      440                    10,230

First Financial Bankshares,       110                    3,548
Inc.

First Midwest Bankcorp, Inc.      1,176                  42,998
(DE)

First Security Corp.              4,226                  78,445

First Tennessee National          2,800                  106,575
Corp.

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

First United Bancshares, Inc.     200                   $ 3,275

First Virginia Banks, Inc.        1,300                  61,994

First Western Bancorp             100                    3,100

Firstmerit Corp.                  3,092                  75,561

FNB Corp. Pennsylvania            205                    4,702

Fulton Financial Corp.            950                    21,019

GBC Bancorp                       700                    14,875

Gold Banc Corp., Inc.             400                    5,575

Grand Premier Financial, Inc.     110                    1,238

Hamilton Bancorp, Inc. (a)        100                    2,306

Hancock Holding Co.               100                    4,550

Hibernia Corp. Class A            3,600                  58,275

HUBCO, Inc.                       1,293                  42,427

Imperial Bancorp                  1,404                  25,623

Independent Bank Corp.            600                    9,038

International Bancshares          100                    4,650
Corp.

Irwin Financial Corp.             300                    6,806

Jefferson Savings Bancorp,        100                    1,394
Inc.

Keystone Financial, Inc.          1,600                  57,800

M&T Bank Corp.                    224                    106,568

Mainstreet Financial Corp.        500                    22,375

Marshall & Ilsley Corp.           2,700                  151,200

Mason-Dixon Bancshares, Inc.      400                    18,925

Mercantile Bankshares Corp.       2,100                  76,519

Merchants New York Bancorp,       100                    3,325
Inc.

MidAmerica Bancorp                103                    2,826

Mississippi Valley                100                    3,138
Bancshares, Inc.

National Bancorp of Alaska,       400                    11,700
Inc.

National City Bancorp.            110                    2,399

National City Bancshares,         105                    3,176
Inc.

National Commmerce Bancorp        2,600                  53,950

National Penn Bancshares,         125                    3,250
Inc.

NBT Bancorp, Inc.                 139                    3,110

North Fork Bancorp, Inc.          3,357                  73,854

Old National Bancorp              955                    44,288

Omega Financial Corp.             100                    3,100

One Valley Bancorp West           905                    29,413
Virginia, Inc.

Oriental Financial Group,         133                    3,732
Inc.

Pacific Bank NA                   500                    9,813

Pacific Capital Bancorp           200                    4,600

Pacific Century Financial         2,000                  43,875
Corp.

Park National Corp.               100                    9,256

Peoples Heritage Financial        2,907                  49,419
Group, Inc.

Pinnacle Banc Group, Inc.         100                    2,706

Popular, Inc.                     3,100                  102,881

Premier Bancshares Corp.          600                    12,000

Prime Bancshares, Inc.            300                    4,463

Provident Financial Group,        1,300                  50,700
Inc.

R&G Financial Corp. Class B       600                    11,175

Ramapo Financial Corp.            1,000                  10,688

Republic Bancorp, Inc.            1,650                  22,688



                                 SHARES                 VALUE (NOTE 1)

Republic Bancshares, Inc. (a)     900                   $ 15,975

Riggs National Corp.              1,100                  20,350

S & T Bancorp, Inc.               380                    9,999

SierraWest Bancorp                200                    6,100

Silicon Valley Bancshares (a)     900                    17,269

Sky Financial Group, Inc.         1,278                  33,548

Southwest Bancorp Texas, Inc.     1,500                  21,094

Sterling Bancshares, Inc.         1,150                  13,800

Susquehanna Bancshares, Inc.      900                    16,256

Texas Regional Bancshares,        700                    17,850
Inc.  Class A (vtg.)

TF Financial Corp.                100                    1,900

Triangle Bancorp, Inc.            300                    4,800

Trust Co. of New Jersey           200                    4,850

Trustco Bank Corp.                805                    21,735

Trustmark Corp.                   1,100                  23,306

UAB Financial Corp.               305                    13,382

UnionBanCal Corp.                 5,600                  176,050

United Bankshares, Inc.           1,170                  28,226

United National Bancorp           110                    2,516

US Trust Corp.                    600                    44,925

USBANCORP, Inc. Pennsylvania      600                    10,575

UST Corp.                         1,198                  25,083

Valley National Bancorp           1,875                  48,047

Vermont Financial Services        600                    16,913
Corp.

WesBanco, Inc.                    300                    8,588

West Coast Bancorp                110                    2,173

Westamerica Bancorp.              1,300                  43,550

Western Bancorp                   800                    24,650

Whitney Holding Corp.             300                    9,825

Wilmington Trust Corp.            900                    51,019

Zions Bancorp                     1,868                  119,552

                                                         3,547,136

CREDIT & OTHER FINANCE - 1.8%

Aames Financial Corp.             2,200                  4,538

Ace Cash Express, Inc. (a)        100                    1,294

Actrade International Ltd. (a)    400                    5,725

Allied Capital Corp.              1,820                  32,078

AmeriCredit Corp. (a)             1,700                  18,913

Ampal-American Israel Corp.       100                    431
Class A (a)

AMRESCO, Inc.                     1,700                  16,097

Arcadia Financial Ltd. (a)        700                    2,669

Cash America International,       700                    8,838
Inc.

CIT Group, Inc. Class A           3,500                  103,250

Coast Federal Litigation          300                    2,044
Contingent Payment Rights
Trust rights 12/31/00 (a)

Concord EFS, Inc. (a)             2,000                  63,875

Consumer Portfolio Services,      600                    2,250
Inc. (a)

ContiFinancial Corp. (a)          1,100                  3,850

Credit Acceptance Corp. (a)       900                    5,400

Delta Financial Corp. (a)         200                    1,163

Doral Financial Corp.             1,300                  24,619

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Equitable Companies (The),        4,900                 $ 331,056
Inc.

Financial Federal Corp. (a)       500                    9,844

Finova Group, Inc.                1,400                  71,138

First Alliance Corp. (a)          700                    2,538

First Charter Corp.               684                    12,782

First Sierra Financial, Inc.      300                    2,888
(a)

FIRSTPLUS Financial Group,        1,900                  2,613
Inc. (a)

Franchise Mortgage Acceptance     1,300                  10,888
Co. (a)

Greenpoint Financial Corp.        2,400                  73,650

HealthCare Financial              400                    10,450
Partners, Inc. (a)

Heller Financial, Inc. Class A    1,000                  24,188

Home Gold Financial, Inc. (a)     100                    145

IMC Mortgage Co. (a)              900                    366

Imperial Credit Industries (a)    1,600                  13,800

Investors Financial Services      300                    17,400
Corp.

Life Financial Corp. (a)          300                    1,163

Little Falls Bancorp, Inc.        100                    1,969

Long Beach Financial Corp. (a)    1,500                  14,250

Medallion Financial Corp.         100                    1,550

Metris Companies, Inc.            622                    26,746

New Century Financial Corp.       100                    1,175
(a)

Old Kent Financial Corp.          2,480                  108,810

PMC Capital, Inc.                 100                    894

Resource Bancshares Mortgage      1,010                  14,140
Group, Inc.

Southern Pacific Funding          700                    0
Corp. (a)

Student Loan Corp.                200                    8,988

T&W Financial Corp. (a)           600                    7,200

Triad Guaranty, Inc. (a)          100                    1,850

UniCapital Corp. (a)              1,700                  9,881

United Companies Financial        1,900                  831
Corp.

WFS Financial, Inc. (a)           300                    2,250

Willis Lease Finance Corp. (a)    100                    1,588

WMF Group Ltd. (The) (a)          33                     157

WMF Group Ltd. (The) rights       35                     2
3/8/99 (a)

World Acceptance Corp. (a)        100                    550

WSFS Financial Corp.              100                    1,544

                                                         1,086,318

INSURANCE - 7.6%

20th Century Industries, Inc.     2,200                  42,075

Acceptance Insurance Co.,         200                    3,425
Inc. (a)

Acmat Corp. Class A (a)           100                    1,525

AFLAC, Inc.                       5,800                  255,925

Alfa Corp.                        500                    8,375

Allcity Insurance Co. (a)         300                    2,100

Allmerica Financial Corp.         1,300                  69,388

Ambac Financial Group, Inc.       1,300                  72,800

American Annuity Group, Inc.      600                    13,013

American Bankers Insurance        1,100                  52,800
Group, Inc.

American Financial Group,         1,000                  36,938
Inc.

American Heritage Life            400                    8,800
Investment Corp.



                                 SHARES                 VALUE (NOTE 1)

American Indemnity Financial      100                   $ 1,050
Corp. (a)

American National Insurance       400                    30,100
Co.

Amerin Corp. (a)                  900                    19,463

Amerus Life Holdings, Inc.        934                    19,614

Argonaut Group, Inc.              600                    14,888

ARM Financial Group, Inc.         700                    10,894
Class A

Atlantic American Corp. (a)       400                    1,675

Baldwin & Lyons, Inc. Class B     200                    4,188

Berkley (W.R.) Corp.              900                    25,763

Berkshire Hathaway, Inc.          33                     2,345,879
Class A (a)

Blanch E.W. Holdings, Inc.        100                    5,550

Capital Re Corp.                  1,100                  18,425

Capitol Transamerica Corp.        200                    3,100

Centris Group, Inc.               200                    2,275

Ceres Group, Inc. (a)             300                    2,981

Chicago Title Corp.               500                    17,531

ChoicePoint, Inc. (a)             400                    20,800

Citizens, Inc. Class A (a)        100                    544

CMAC Investments Corp.            700                    28,919

CNA Financial Corp. (a)           3,700                  125,569

CNA Surety Corp.                  600                    6,300

Commerce Group, Inc.              400                    10,700

Core, Inc. (a)                    400                    2,900

Crawford & Co. Class B            700                    7,963

Danielson Holding Corp. (a)       400                    1,400

Delphi Financial Group, Inc.      518                    24,832
Class A

Donegal Group, Inc.               133                    1,712

EMC Insurance Group               200                    2,200

Enhance Financial Services        1,100                  26,056
Group, Inc.

Envoy Corp. (a)                   500                    24,250

Erie Indemnity Co. Class A        1,200                  32,550

Everest Reinsurance Holdings,     1,200                  39,825
Inc.

Executive Risk, Inc.              300                    21,075

Farm Family Holdings, Inc. (a)    100                    3,288

FBL Financial Group, Inc.         500                    10,031
Class A

Fidelity National Financial,      352                    7,040
Inc.

Financial Security Assurance      700                    36,969
Holdings Ltd.

First American Financial          1,350                  31,641
Corp.

First Health Group Corp. (a)      1,500                  24,000

Foremost Corp. of America         400                    7,700

FPIC Insurance Group, Inc. (a)    200                    8,675

Fremont General Corp.             1,600                  31,600

Frontier Insurance Group,         550                    7,219
Inc.

Fund American Enterprises         70                     9,205
Holdings, Inc.

Gainsco, Inc.                     400                    2,000

Gallagher (Arthur J.) & Co.       300                    14,325

Guarantee Life Companies,         100                    1,769
Inc.

Harleysville Group, Inc.          400                    8,200

Hartford Life, Inc. Class A       700                    40,600

HCC Insurance Holdings, Inc.      700                    12,163

Healthcare Recoveries, Inc.       600                    4,988
(a)

Healthplan Services Corp.         500                    4,219

Highlands Insurance Group,        500                    6,781
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Hilb, Rogal & Hamilton Co.        100                   $ 1,731

Horace Mann Educators Corp.       1,000                  23,438

HSB Group, Inc.                   650                    24,050

Independence Holding Co.          200                    2,550

INSpire Insurance Solutions,      600                    9,750
Inc. (a)

Intercargo Corp.                  200                    2,275

Interstate National Dealer        100                    988
Services, Inc. (a)

Investors Title Co.               100                    2,250

LandAmerica Financial Group,      300                    10,781
Inc.

Liberty Corp. (The)               592                    29,859

Liberty Financial Companies,      600                    13,463
Inc.

Life USA Holding, Inc.            400                    4,575

Medical Assurance, Inc.           541                    16,027

Merchants Group, Inc.             100                    2,163

Mercury General Corp.             900                    31,388

Meridian Insurance Group,         220                    4,153
Inc.

MMI Companies, Inc.               200                    2,975

Mobile America Corp.              200                    813

MONY Group, Inc.                  800                    20,250

Motor Club of America (a)         200                    2,825

NAC Re Corp.                      400                    21,625

National Security Group, Inc.     100                    1,400

Nationwide Financial              700                    31,806
Services, Inc.  Class A

Navigators Group, Inc. (a)        200                    2,975

Nymagic, Inc.                     100                    1,481

Ohio Casualty Corp.               700                    28,263

Old Guard Group, Inc.             100                    1,250

Old Republic International        2,600                  48,913
Corp.

Orion Capital Corp.               600                    19,838

Penn Treaty American Corp. (a)    500                    12,094

Penn-America Group, Inc.          200                    2,225

Penncorp Financial Group,         500                    344
Inc.

Philadelphia Consolidated         200                    4,300
Holding Corp. (a)

PICO Holdings, Inc. (a)           100                    1,900

PMI Group, Inc.                   700                    30,188

Poe & Brown, Inc.                 150                    4,866

Point West Capital Corp. (a)      300                    5,025

Presidential Life Corp.           700                    12,469

Protective Life Corp.             1,515                  52,268

PXRE Corp.                        300                    6,563

Reinsurance Group of America,     600                    38,663
Inc.

Reliance Group Holdings, Inc.     3,000                  30,938

Reliastar Financial Corp.         2,100                  95,288

Risk Capital Holdings, Inc.       400                    7,600
(a)

RLI Corp.                         125                    3,680

SCPIE Holding, Inc.               100                    2,975

Selective Insurance Group,        1,000                  18,219
Inc.

State Auto Financial Corp.        400                    4,675



                                 SHARES                 VALUE (NOTE 1)

Stewart Information Services      300                   $ 9,994
Corp.

Symons International Group,       600                    3,563
Inc. (a)

TIG Holdings, Inc.                1,200                  19,200

Transatlantic Holdings, Inc.      800                    59,750

Travelers Property Casualty       1,500                  56,906
Corp.  Class A

Trenwick Group, Inc.              500                    14,500

UICI (a)                          600                    13,800

Unico American Corp.              200                    2,175

United Fire & Casualty Co.        100                    2,888

Unitrin, Inc.                     900                    58,838

Vesta Insurance Group Corp.       300                    1,594

Wesco Financial Corp.             100                    34,644

Zenith National Insurance         200                    4,613
Corp.

                                                         4,721,148

SAVINGS & LOANS - 2.1%

Alliance Bancorp                  100                    1,975

Anchor Bancorp Wisconsin,         800                    13,850
Inc.

Andover Bancorp, Inc.             400                    12,000

Astoria Financial Corp.           1,590                  72,047

Bank Plus Corp. (a)               2,100                  9,188

Bank United Corp. Class A         900                    35,550

BankUnited Financial Corp.        1,500                  10,594
Class A (a)

Bay View Capital Corp.            1,000                  19,938

Bayonne Bancshares, Inc.          800                    13,100

BSB Bancorp, Inc.                 100                    2,688

CFS Bancorp, Inc.                 900                    9,225

Charter One Financial, Inc.       4,022                  115,884

Commercial Federal Corp.          1,995                  43,516

Commonwealth Bancorp, Inc.        300                    4,500

Community Savings Bankshares,     700                    9,013
Inc.

D & N Financial Corp.             100                    2,450

Dime Bancorp, Inc.                2,100                  51,975

Dime Community Bancorp, Inc.      1,148                  25,328

Downey Financial Corp.            410                    8,328

Eagle Bancshares, Inc.            400                    8,500

Enterprise Federal Bancorp        200                    8,850

First Federal Capital Corp.       200                    2,750

First Indiana Corp.               120                    2,333

First Republic Bank (a)           200                    4,825

First Sentinel Bancorp, Inc.      2,891                  24,574

First Washington Bancorp,         410                    8,738
Inc.

Firstfed America Bancorp,         100                    1,438
Inc.

FirstFed Financial Corp. (a)      600                    10,163

Flagstar Bancorp, Inc.            1,000                  28,000

Flushing Financial Corp.          750                    11,438

Golden State Bancorp, Inc.        2,324                  41,396

Harbor Florida Bancshares,        800                    9,200
Inc.

Harris Financial, Inc.            500                    6,188

Haven Bancorp, Inc.               400                    5,650

HF Bancorp, Inc. (a)              700                    12,075

Independence Community Bank       1,600                  24,400
Corp.

Interwest Bancorp, Inc.           150                    3,441

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

FINANCE - CONTINUED

SAVINGS & LOANS - CONTINUED

ISB Financial Corp.               600                   $ 11,700

JSB Financial, Inc.               100                    5,588

Klamath First Bancorp, Inc.       248                    3,844

MAF Bancorp., Inc.                1,100                  25,884

MetroWest Bank                    100                    600

Niagara Bancorp, Inc.             600                    6,150

Northwest Bancorp, Inc.           300                    2,756

Ocean Financial Corp.             900                    13,388

Ocwen Financial Corp. (a)         900                    7,200

People's Bank                     1,800                  50,400

Peoples Bancorp, Inc.             1,182                  11,525

PFF Bancorp, Inc. (a)             1,000                  17,500

Provident Bancshares Corp.        725                    18,669

Queens County Bancorp, Inc.       900                    26,156

Reliance BanCorp, Inc.            500                    15,313

Republic Security Financial       2,858                  25,543
Corp.

Roslyn Bancorp, Inc.              2,935                  47,877

Seacoast Financial Services       1,277                  12,531
Corp.

Security First Technologies       400                    26,250
Corp. (a)

SFS Bancorp, Inc.                 200                    3,750

Sovereign Bancorp, Inc.           4,848                  59,388

St. Paul Bancorp, Inc.            1,700                  37,188

Staten Island Bancorp, Inc.       1,200                  21,450

Sterling Financial Corp. (a)      100                    1,738

TCF Financial Corp.               2,500                  60,156

Timberland Bancorp, Inc.          500                    5,906

Washington Federal, Inc.          2,057                  46,283

Webster Financial Corp.           1,268                  38,753

Westcorp, Inc.                    300                    2,475

Westernbank Puerto Rico           800                    12,300

Wilshire Financial Services       300                    113
Group, Inc. (a)

York Financial Corp.              105                    1,578

                                                         1,295,060

SECURITIES INDUSTRY - 2.1%

Acacia Research Corp. (a)         500                    1,875

Advest Group, Inc. (The)          300                    5,963

Affiliated Managers Group,        500                    13,000
Inc. (a)

Alleghany Corp.                   100                    18,100

Alliance Capital Management LP    3,800                  94,288

American Capital Strategies       700                    12,163
Ltd.

American Insured Mo.              100                    800
Investors Series 86

American Insured Mo.              100                    1,119
Investors Series 88

Ameritrade Holding Corp.          1,800                  87,750
Class A (a)

Atalanta Sosnoff Capital          100                    850
Corp.

Dain Rauscher Corp.               200                    6,325

Donaldson Lufkin & Jenrette,      2,600                  148,200
Inc.

Duff & Phelps Credit Rating       200                    10,913
Co.

E Trade Group, Inc. (a)           2,600                  119,600

Eaton Vance Corp.                 900                    17,719

Edwards (A.G.), Inc.              2,100                  68,381



                                 SHARES                 VALUE (NOTE 1)

Everen Capital Corp.              500                   $ 10,750

Federated Investors, Inc.         1,600                  30,700
Class B

Friedman, Billings, Ramsey        1,000                  5,813
Group, Inc. Class A (a)

Gilman & Ciocia, Inc. (a)         200                    2,925

Hambrecht & Quist Group (a)       800                    21,300

Interstate/Johnson Lane, Inc.     300                    9,469

Jefferies Group, Inc.             600                    23,663

John Nuveen Co. Class A           400                    15,800

JWGenesis Financial Corp. (a)     100                    1,144

Leap Wireless International,      2,550                  15,141
Inc. (a)

Legg Mason, Inc.                  1,500                  42,469

Macrovision Corp. (a)             400                    13,800

Market Guide, Inc. (a)            400                    4,300

MIPS Technologies, Inc. (a)       1,000                  37,250

Morgan Keegan, Inc.               400                    6,600

National Discount Brokers         800                    20,750
Group, Inc. (a)

NVEST L.P.                        500                    11,969

PaineWebber Group, Inc.           3,000                  112,125

Phoenix Investment Partners       600                    4,463
Ltd.

PIMCO Advisors Holdings LP        1,267                  36,426
Unit

Pioneer Group, Inc.               1,000                  16,313

Price (T. Rowe) Associates,       2,500                  77,031
Inc.

Raymond James Financial, Inc.     1,300                  23,725

Security Capital Group, Inc.      1,800                  22,050
Class B (a)

Siebert Financial Corp.           500                    14,031

Southwest Securities Group,       605                    17,432
Inc.

Stifel Financial Corp.            110                    1,079

Sunburst Hospitality Corp. (a)    300                    1,444

United Asset Management Corp.     2,000                  45,375

Value Line, Inc.                  100                    3,813

Waddell & Reed Financial,         1,200                  22,650
Inc. Class A

                                                         1,278,846

TOTAL FINANCE                                            11,928,508

HEALTH - 7.7%

DRUGS & PHARMACEUTICALS - 4.1%

Aastrom Biosciences, Inc. (a)     100                    250

Abiomed, Inc. (a)                 100                    913

Advanced Polymer Systems,         200                    950
Inc. (a)

Advanced Tissue Sciences,         600                    1,650
Inc. (a)

Agouron Pharmaceuticals, Inc.     700                    39,944
(a)

Alexion Pharmaceuticals, Inc.     700                    8,138
(a)

Algos Pharmaceutical Corp. (a)    600                    18,000

Alkermes, Inc. (a)                600                    16,838

Allergan Specialty                400                    3,900
Therapeutics, Inc. Class A

Alliance Pharmaceutical Corp.     500                    1,250
(a)

Alpharma, Inc. Class A            800                    30,300

Alteon, Inc. (a)                  400                    325

Amylin Pharmaceuticals, Inc.      500                    438
(a)

Andrx Corp. (a)                   400                    27,150

Anesta Corp. (a)                  500                    9,906

Anika Therapeutics, Inc. (a)      1,100                  5,294

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Aphton Corp. (a)                  200                   $ 2,875

Arqule, Inc. (a)                  500                    2,906

Atrix Laboratories, Inc. (a)      100                    1,438

AVI BioPharma, Inc. (a)           100                    325

Aviron (a)                        600                    12,863

AXYS Pharmaceuticals, Inc. (a)    1,535                  7,099

Barr Laboratories, Inc. (a)       300                    11,100

Bio-Technology General Corp.      1,000                  6,219
(a)

BioCryst Pharmaceuticals,         100                    900
Inc. (a)

Biogen, Inc. (a)                  1,600                  153,800

Biomatrix, Inc. (a)               300                    20,850

BioReliance Corp. (a)             100                    675

Biosite Diagnostics, Inc. (a)     500                    6,000

BioSource International, Inc.     100                    269
(a)

BioTime, Inc. (a)                 500                    8,063

Biotransplant, Inc. (a)           100                    238

Bone Care International, Inc.     100                    1,125
(a)

Cadus Pharmaceutical Corp. (a)    100                    172

Calypte Biomedical Corp.          800                    2,525

Cambrex Corp.                     800                    19,150

Carter-Wallace, Inc.              600                    9,825

Cel-Sci Corp. (a)                 100                    200

Celgene Corp. (a)                 300                    3,881

Cell Genesys, Inc. (a)            1,600                  9,800

Cell Therapeutics, Inc. (a)       100                    400

Cellegy Pharmaceuticals, Inc.     200                    700
(a)

Centocor, Inc. (a)                1,400                  58,188

Cephalon, Inc. (a)                500                    3,844

Cerus Corp. (a)                   100                    2,663

Chattem, Inc. (a)                 400                    12,050

Chirex, Inc. (a)                  600                    12,525

Chiron Corp. (a)                  3,700                  77,931

Collagen Corp.                    100                    1,119

Collagenex Pharmaceuticals,       500                    5,000
Inc. (a)

Columbia Laboratories, Inc.       400                    2,000
(a)

Copley Pharmaceutical, Inc.       800                    8,000
(a)

COR Therapeutics, Inc. (a)        800                    7,850

Corixa Corp. (a)                  100                    913

Coulter Pharmaceutical, Inc.      400                    8,150
(a)

Creative Biomolecules, Inc.       500                    1,344
(a)

Cubist Pharmaceuticals, Inc.      100                    381
(a)

Curative Health Services,         500                    5,625
Inc. (a)

CV Therapeutics, Inc. (a)         100                    613

Cypros Pharmaceutical Corp.       200                    550

Cytotherapeutics, Inc. (a)        200                    269

Cytyc Corp. (a)                   200                    3,625

Depotech Corp. (a)                200                    563

Diacrin, Inc. (a)                 100                    538

Diagnostic Products Corp.         700                    18,550

Diatide, Inc. (a)                 100                    563

Dura Pharmaceuticals, Inc. (a)    1,300                  18,281



                                 SHARES                 VALUE (NOTE 1)

Duramed (a)                       1,400                 $ 8,575

Emisphere Technologies, Inc.      100                    1,300
(a)

EntreMed, Inc. (a)                200                    3,738

Enzo Biochem, Inc.                310                    3,410

Enzon, Inc. (a)                   1,300                  18,038

Epitope, Inc. (a)                 100                    638

Epix Medical, Inc. (a)            100                    975

Ergo Science Corp. (a)            100                    100

Forest Laboratories, Inc. (a)     1,600                  79,100

Fuisz Technologies Ltd. (a)       900                    6,525

GelTex Pharmaceuticals, Inc.      700                    12,031
(a)

GeneMedicine, Inc. (a)            100                    275

Genentech, Inc. (special) (a)     3,100                  247,419

Genome Therapeutics Corp. (a)     200                    625

Gensia Sicor, Inc. (a)            1,100                  5,088

Genzyme Corp.:

(General Division)                1,700                  76,500

(Molecular Oncology) (a)          183                    698

Genzyme Transgenics Corp. (a)     100                    491

Geron Corp. (a)                   700                    7,394

Gilead Sciences, Inc. (a)         700                    28,875

Gliatech, Inc. (a)                500                    13,500

Guilford Pharmaceuticals,         500                    6,344
Inc. (a)

Hauser, Inc. (a)                  100                    350

Hemispherx Biopharma, Inc. (a)    1,100                  6,256

Herbalife International, Inc.     466                    6,233
Class A

Heska Corp. (a)                   600                    2,550

Hollis-Eden Pharmaceutcals,       400                    8,550
Inc. (a)

Human Genome Sciences, Inc.       400                    11,950
(a)

Hyseq, Inc. (a)                   100                    444

ICN Pharmaceuticals, Inc.         1,400                  30,625

ICOS Corp. (a)                    1,100                  26,950

IDEC Pharmaceuticals Corp. (a)    300                    12,994

Idexx Laboratories, Inc. (a)      700                    15,663

IGEN International, Inc. (a)      300                    9,075

Ilex Oncology, Inc. (a)           100                    1,125

Imclone Systems, Inc. (a)         400                    4,300

Immucor, Inc. (a)                 100                    900

Immune Response Corp. (a)         800                    6,700

Immunex Corp. (a)                 900                    127,350

Incyte Pharmaceuticals, Inc.      700                    19,644
(a)

Inhale Therapeutic Systems,       600                    16,500
Inc. (a)

Integrated Process Equipment      200                    2,250
Corp. (a)

Interferon Sciences, Inc. (a)     20                     23

Interneuron Pharmaceuticals,      600                    2,438
Inc. (a)

Irwin Naturals/4Health, Inc.      800                    3,600
(a)

Isis Pharmaceuticals Co. (a)      800                    9,650

IVAX Corp. (a)                    2,100                  30,975

Jones Pharma, Inc.                400                    11,250

K V Pharmaceutical Co. Class      150                    2,981
A (a)

Kendle International, Inc. (a)    600                    14,475

King Pharmaceuticals, Inc. (a)    1,000                  24,125

Kos Pharmaceuticals, Inc. (a)     600                    3,563

KRUG International Corp. (a)      100                    144

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

LeukoSite, Inc. (a)               100                   $ 1,150

Ligand Pharmaceuticals, Inc.      900                    8,831
Class B (a)

Liposome, Inc. (a)                600                    8,213

Lynx Therapeutics, Inc. (a)       700                    7,700

MacroChem Corp. (a)               600                    6,038

Magainin Pharmaceuticals,         200                    813
Inc. (a)

Martek Biosciences (a)            200                    1,275

Matritech, Inc. (a)               100                    134

Maxim Pharmaceuticals, Inc.       100                    1,244
(a)

Medarex, Inc. (a)                 100                    338

Medco Research, Inc. (a)          100                    2,294

Medicis Pharmaceutical Corp.      600                    22,650
Class A (a)

Medimmune, Inc. (a)               1,100                  60,500

Megabios Corp. (a)                100                    525

Meridian Diagnostics, Inc.        100                    638

MGI Pharma, Inc. (a)              800                    7,150

Microcide Pharmaceuticals,        600                    2,550
Inc. (a)

Microvision, Inc. (a)             700                    10,063

Millennium Pharmaceuticals,       1,000                  31,063
Inc. (a)

Molecular Biosystems, Inc. (a)    200                    463

Mylan Laboratories, Inc.          2,668                  72,870

Myriad Genetics, Inc. (a)         300                    2,813

NaPro BioTherapeutics, Inc.       200                    400
(a)

Nature's Sunshine Products,       300                    3,675
Inc.

NBTY, Inc. (a)                    1,400                  8,400

Neopath, Inc. (a)                 800                    4,200

NeoRX Corp. (a)                   900                    1,406

Neose Technologies, Inc. (a)      100                    1,175

NeoTherapeutics, Inc. (a)         300                    2,419

Neurogen Corp. (a)                600                    7,125

NeXstar Pharmeceuticals, Inc.     400                    5,525
(a)

North American Vaccine, Inc.      400                    3,050
(a)

Northfield Laboratories, Inc.     500                    6,188
(a)

Novavax, Inc. (a)                 100                    256

Noven Pharmaceuticals, Inc.       300                    1,613
(a)

NPS Pharmaceuticals, Inc. (a)     100                    738

Nutraceutical International       600                    3,150
Corp.

ONYX Pharmaceuticals, Inc. (a)    700                    4,944

Organogenesis, Inc. (a)           431                    5,926

Ortec International, Inc. (a)     100                    944

OSI Pharmaceuticals, Inc. (a)     200                    738

OXiGENE, Inc. (a)                 800                    7,050

PAREXEL International Corp.       800                    16,650
(a)

PathoGenesis Corp. (a)            500                    22,906

Pharmaceutical Product            700                    24,325
Development, Inc. (a)

Pharmacopeia, Inc. (a)            100                    950

Pharmacyclics, Inc. (a)           600                    11,400

PharmaPrint, Inc. (a)             900                    10,913

Polymedica Industries, Inc.       100                    800
(a)

Protein Design Labs, Inc. (a)     300                    4,950



                                 SHARES                 VALUE (NOTE 1)

Pure World, Inc.                  440                   $ 2,118

Quintiles Transnational Corp.     1,800                  77,625
(a)

Regeneron Pharmaceuticals,        400                    3,100
Inc. (a)

Rexall Sundown, Inc. (a)          1,200                  17,175

Ribozyme Pharmaceuticals,         100                    438
Inc. (a)

Roberts Pharmaceutical Corp.      800                    18,100
(a)

Sangstat Medical Corp. (a)        600                    13,425

Schein Pharmaceutical, Inc.       1,100                  14,575
(a)

Scios, Inc. (a)                   1,500                  13,875

Sepracor, Inc. (a)                600                    74,850

Sequus Pharmaceuticals, Inc.      900                    18,394
(a)

Serologicals Corp. (a)            750                    13,406

Shaman Pharmaceuticals, Inc.      100                    34
(a)

SonoSight, Inc. (a)               100                    1,181

Spectrx, Inc. (a)                 100                    513

Spire Corp. (a)                   100                    403

Sugen, Inc. (a)                   800                    13,950

SuperGen, Inc. (a)                100                    975

Synaptic Pharmaceutical Corp.     500                    7,813
(a)

Technical Chemicals &             100                    134
Products, Inc. (a)

Texas Biotechnology Corp. (a)     300                    1,275

Theragenics Corp. (a)             400                    2,725

Thermotrex Corp. (a)              200                    1,200

Titan Pharmaceuticals, Inc.       100                    425
(a)

Transkaryotic Therapies, Inc.     700                    20,475
(a)

Triangle Pharmaceuticals,         900                    11,700
Inc. (a)

Trimeris, Inc. (a)                800                    12,450

Twinlab Corp. (a)                 500                    4,266

U.S. Bioscience, Inc. (a)         300                    3,019

Unimed Pharmaceuticals, Inc.      100                    463
(a)

V.I. Technologies, Inc. (a)       800                    9,000

Ventana Medical Systems, Inc.     600                    10,425
(a)

Vertex Pharmaceuticals, Inc.      700                    16,450
(a)

Vical, Inc. (a)                   500                    6,375

ViroPharma, Inc. (a)              800                    6,650

Vivus, Inc. (a)                   500                    1,297

Watson Pharmaceuticals, Inc.      2,039                  98,509
(a)

Weider Nutrition                  100                    656
International, Inc.  Class A

Zonagen, Inc. (a)                 300                    8,288

                                                         2,553,914

MEDICAL EQUIPMENT & SUPPLIES
- 2.1%

Acuson Corp. (a)                  400                    6,000

ADAC Laboratories (a)             600                    10,725

Advanced Neuromodulation          100                    797
Systems, Inc. (a)

Aksys Ltd. (a)                    100                    550

ALARIS Medical, Inc. (a)          800                    3,400

Allied Healthcare Products,       100                    156
Inc. (a)

American Dental Technologies,     100                    425
Inc. (a)

AmeriSource Health Corp.          600                    44,775
Class A (a)

Angeion Corp. (a)                 400                    287

Aradigm Corp. (a)                 100                    1,000

Arrow International, Inc.         300                    7,369

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Arthrocare Corp. (a)              100                   $ 1,400

ATS Medical, Inc. (a)             100                    744

Autonomous Technologies Corp.     100                    675
(a)

AVECOR Cardiovascular, Inc.       600                    7,125
(a)

Bacou USA, Inc. (a)               200                    4,188

Ballard Medical Products          1,200                  28,725

Baxter International, Inc.        100                    9
rights 12/31/07 (a)

Bergen Brunswig Corp. Class A     2,000                  48,875

Bindley Western Industries,       233                    6,131
Inc.

Bio-Plexus, Inc. (a)              100                    250

Bio-Rad Laboratories, Inc.        100                    2,000
Class A (a)

Bionx Implants, Inc. (a)          100                    588

Bolle, Inc. (a)                   100                    319

Bradley Pharmaceuticals, Inc.     1,200                  1,538
Class A (a)

Cardiac Pathways Corp. (a)        100                    300

Cardima, Inc. (a)                 900                    2,138

Cardiogenesis Corp. (a)           100                    875

CardioThoracic Systems, Inc.      1,200                  9,300
(a)

Chad Therapeutics, Inc. (a)       100                    125

Closure Medical Corp. (a)         500                    14,563

CNS., Inc. (a)                    300                    994

Coherent, Inc. (a)                400                    5,975

Cohesion Technologies, Inc.       100                    513
(a)

Colorado Medtech, Inc. (a)        1,000                  13,125

Computer Motion, Inc. (a)         400                    4,200

Conceptus, Inc. (a)               100                    119

CONMED Corp. (a)                  700                    21,613

Cooper Companies, Inc. (a)        200                    2,925

Cyberonics, Inc. (a)              300                    2,644

Cygnus, Inc. (a)                  300                    1,725

Datascope Corp.                   600                    15,675

Dentsply International, Inc.      1,600                  40,800

Diametrics Medical, Inc. (a)      200                    894

Dianon Systems, Inc. (a)          100                    756

Digene Corp. (a)                  100                    650

Dionex Corp. (a)                  800                    29,500

E-Z-EM, Inc. Class A              100                    675

Eclipse Surgical Technologies     500                    5,625
(a)

EMPI, Inc. (a)                    100                    2,425

Endocardial Solutions, Inc.       100                    931
(a)

Endosonics Corp. (a)              400                    3,300

Fischer Imaging Corp. (a)         100                    188

General Surgical Innovations,     200                    788
Inc. (a)

Graham-Field Health Products,     400                    1,050
Inc. (a)

Guardian Technologies             1,400                  1,925
International, Inc. (a)

Haemonetics Corp. (a)             1,000                  16,688

Heartport, Inc. (a)               500                    3,313

Henry Schein, Inc. (a)            1,200                  30,750

Hillenbrand Industries, Inc.      1,200                  50,250



                                 SHARES                 VALUE (NOTE 1)

Hologic, Inc. (a)                 600                   $ 6,038

Horizon Medical Products,         600                    3,000
Inc. (a)

HumaScan, Inc. (a)                100                    28

I-Stat Corp. (a)                  100                    1,075

ICU Medical, Inc. (a)             100                    2,100

Imatron, Inc. (a)                 2,400                  3,300

Innovasive Devices, Inc. (a)      1,700                  7,013

Intermagnetics General Corp.      102                    555

Interpore International (a)       200                    906

Invacare Corp.                    1,100                  26,125

Iridex Corp. (a)                  100                    431

Kensey Nash Corp. (a)             100                    1,025

KeraVision, Inc. (a)              800                    9,700

Laserscope, Inc. (a)              100                    175

Lifecore Biomedical, Inc. (a)     100                    975

Lunar Corp. (a)                   100                    756

Maxxim Medical, Inc. (a)          200                    4,550

Mentor Corp.                      700                    10,763

Merit Medical Systems, Inc.       100                    550
(a)

Micro Therapeutics, Inc. (a)      100                    800

Milestone Scientific, Inc. (a)    200                    450

MiniMed, Inc. (a)                 400                    34,100

Minntech Corp.                    100                    1,038

Miravant Medical Technologies     300                    2,981
(a)

NCS HealthCare, Inc. (a)          800                    11,350

Neoprobe Corp. (a)                400                    500

Nitinol Medical Technologies,     100                    463
Inc. (a)

Novametrix Medical Systems,       200                    850
Inc. (a)

Novoste Corp. (a)                 600                    15,375

Oakley, Inc. (a)                  1,200                  9,975

Ocular Sciences, Inc. (a)         500                    12,250

OEC Medical Systems, Inc.         100                    2,494

Omnicare, Inc.                    1,700                  40,694

Optical Sensors, Inc. (a)         100                    138

Osteotech, Inc. (a)               400                    21,650

Owens & Minor, Inc.               1,100                  14,025

Palomar Medical Technologies,     1,300                  1,056
Inc. (a)

Patterson Dental Co. (a)          850                    34,425

Perclose, Inc. (a)                500                    21,125

Perrigo Co. (a)                   2,800                  23,450

PharmaNetics, Inc. (a)            100                    425

PharMerica, Inc. (a)              3,300                  18,563

Photoelectron Corp. (a)           100                    406

PLC Systems, Inc. (a)             600                    2,400

Possis Medical, Inc. (a)          100                    1,088

Premier Laser Systems, Inc.       400                    1,025
Class A (a)

Priority Healthcare Corp. (a)     300                    11,681

Priority Healthcare Corp.         104                    4,050
Class A (a)

Protocol Systems, Inc. (a)        100                    775

PSS World Medical, Inc. (a)       1,275                  14,503

Q-Medical, Inc. (a)               100                    288

Quigley Corp. (a)                 600                    3,075

Radiance Medical Systems,         100                    425
Inc. (a)

Resmed, Inc. (a)                  600                    18,600

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES
- CONTINUED

Resound Corp. (a)                 200                   $ 675

Respironics, Inc. (a)             792                    10,148

Sabratek Corp. (a)                600                    11,325

Schick Technologies, Inc. (a)     1,100                  5,225

SeaMED Corp. (a)                  1,100                  8,525

Sonus Pharmaceuticals, Inc.       700                    5,163
(a)

Spacelabs Medical, Inc. (a)       800                    14,200

Staar Surgical Co. (a)            100                    944

Steris Corp. (a)                  1,300                  42,738

Stryker Corp.                     1,900                  89,775

Sunrise Medical, Inc. (a)         200                    1,450

Sybron International, Inc. (a)    2,800                  68,775

Techne Corp. (a)                  900                    22,500

Teleflex, Inc.                    900                    32,006

Thermedics, Inc. (a)              500                    3,500

Thermo Cardiosystems, Inc. (a)    500                    4,719

Thoratec Laboratories Corp.       200                    1,513
(a)

Trex Medical Corp. (a)            500                    3,813

Uromed Corp. (a)                  120                    184

Utah Medical Products, Inc.       100                    663
(a)

Vallen Corp. (a)                  100                    1,875

Vasomedical, Inc. (a)             400                    550

Vidamed, Inc. (a)                 100                    200

VIMRX Pharmaceuticals, Inc.       500                    625
(a)

Vista Medical Technologies,       100                    263
Inc. (a)

VISX, Inc. (a)                    600                    37,050

Vital Signs, Inc.                 100                    1,769

Vivid Technologies, Inc. (a)      400                    1,575

Voxel (a)                         100                    -

Wesley Jessen Visioncare,         600                    15,600
Inc. (a)

Xomed Surgical Products, Inc.     550                    20,006
(a)

Zila, Inc. (a)                    1,800                  7,369

Zoll Medical Corp. (a)            100                    1,163

                                                         1,286,812

MEDICAL FACILITIES MANAGEMENT
- 1.5%

Advance Paradigm, Inc. (a)        100                    3,606

Alternative Living Services,      600                    12,300
Inc. (a)

American Healthcorp, Inc. (a)     100                    1,125

American HomePatient, Inc. (a)    500                    1,219

American Medical Securities       200                    2,900
Group, Inc. (a)

Amsurg Corp. Class A (a)          9                      79

Apria Healthcare Group, Inc.      800                    7,150
(a)

ARV Assisted Living, Inc. (a)     100                    463

Beverly Enterprises, Inc. (a)     2,700                  14,006

Cambridge Heart, Inc. (a)         1,200                  9,750

Carematrix Corp. (a)              300                    6,638

Centennial Healthcare Corp.       500                    7,219
(a)

Chronimed, Inc. (a)               100                    875

Clintrials Research, Inc. (a)     200                    1,150

Cohr, Inc. (a)                    400                    2,550



                                 SHARES                 VALUE (NOTE 1)

Compdent Corp. (a)                500                   $ 6,375

Comprehensive Care Corp. (a)      300                    300

Concentra Managed Care, Inc.      1,600                  17,000
(a)

Continucare Corp. (a)             100                    106

Covance, Inc. (a)                 1,300                  35,831

Coventry Health Care, Inc. (a)    700                    7,503

Cryolife, Inc. (a)                100                    1,050

Diagnostic Health Services,       600                    1,106
Inc. (a)

Emeritus Corp. (a)                100                    1,094

Express Scripts, Inc. Class A     600                    38,738
(a)

First Commonwealth, Inc.          200                    2,500

Foundation Health Systems,        2,200                  17,600
Inc.  Class A (a)

Genesis Health Ventures, Inc.     500                    2,750
(a)

Global Unilabs Clinical           100                    -
Trials Ltd. (a)

Hanger Orthopedic Group, Inc.     200                    3,038
(a)

Health Management Associates,     4,900                  63,394
Inc. Class A (a)

Health Power, Inc. (a)            400                    1,200

Health Risk Management, Inc.      100                    944
(a)

Home Health Corp. of America,     100                    25
Inc. (a)

Hooper Holmes, Inc.               400                    6,000

I-Link Corp. (a)                  600                    1,763

IMPATH, Inc. (a)                  400                    10,075

Integrated Health Services,       1,700                  10,094
Inc.

LabOne, Inc.                      100                    1,119

Laboratory Corp. of America       1,900                  3,444
Holdings (a)

Laser Vision Centers, Inc. (a)    600                    16,725

Lincare Holdings, Inc. (a)        1,100                  39,188

LTC Healthcare, Inc. (a)          20                     51

Mariner Post-Acute Network,       700                    1,531
Inc. (a)

Matria Healthcare, Inc. (a)       300                    938

Maxicare Health Plans, Inc.       1,300                  6,825
(a)

Medical Resources, Inc. (a)       133                    299

MedicalControl, Inc. (a)          400                    3,200

Medquist, Inc. (a)                600                    20,513

Mid-Atlantic Medical              700                    5,469
Services, Inc. (a)

Monarch Dental Corp. (a)          400                    1,275

Neurocrine Biosciences, Inc.      800                    4,450
(a)

NovaCare, Inc. (a)                1,000                  2,125

Omega Health Systems, Inc. (a)    100                    356

Orthodontic Centers of            1,300                  19,500
America, Inc. (a)

Orthologic Corp. (a)              200                    688

Oxford Health Plans, Inc. (a)     1,500                  28,406

PacifiCare Health Systems,        900                    65,025
Inc.  Class B (a)

Paracelsus Healthcare Corp.       300                    431
(a)

Pediatric Services of             100                    250
America, Inc. (a)

Pediatrix Medical Group (a)       500                    15,438

PHP Healthcare Corp. (a)          200                    15

Phycor, Inc. (a)                  900                    4,894

PhyMatrix Corp. (a)               900                    1,631

Physician Reliance Network,       700                    6,344
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- CONTINUED

PMR Corp. (a)                     300                   $ 2,081

Province Healthcare Co. (a)       500                    7,594

Psychemedics Corp.                300                    1,425

Quest Diagnostics, Inc. (a)       1,300                  27,788

Quorum Health Group, Inc. (a)     2,100                  19,425

Raytel Medical Corp. (a)          100                    484

RehabCare Group, Inc. (a)         300                    4,856

Renal Care Group, Inc. (a)        1,300                  25,756

Renex Corp. (a)                   100                    438

Res-Care, Inc. (a)                750                    17,813

Response Oncology, Inc. (a)       200                    600

RightCHOICE Managed Care,         200                    2,375
Inc.  Class A (a)

Safeguard Health Enterprises,     200                    575
Inc. (a)

Sheridan Healthcare, Inc. (a)     100                    813

SIBIA Neurosciences, Inc. (a)     100                    388

Sierra Health Services, Inc.      500                    7,188
(a)

Specialty Care Network, Inc.      100                    91
(a)

Sterigenics International,        100                    1,788
Inc. (a)

Sun Healthcare Group, Inc. (a)    3,950                  5,431

Sunrise Assisted Living, Inc.     500                    19,313
(a)

Syncor International Corp. (a)    100                    2,763

Total Renal Care Holdings,        2,200                  19,525
Inc. (a)

TransWorld Healthcare, Inc.       100                    419
(a)

Trigon Healthcare, Inc. (a)       1,100                  38,569

UniHolding Corp.                  100                    300

United Payors & United            450                    11,138
Providers, Inc. (a)

United Wisconsin Services,        200                    1,400
Inc.

Universal Health Services,        600                    24,375
Inc. Class B (a)

Urocor, Inc. (a)                  100                    550

Urologix, Inc. (a)                600                    2,175

Vencor, Inc. (a)                  2,400                  4,500

Ventas, Inc.                      2,000                  16,125

Wellpoint Health Networks,        1,400                  110,425
Inc. (a)

                                                         928,132

TOTAL HEALTH                                             4,768,858

HOLDING COMPANIES - 0.1%

Leucadia National Corp. (a)       1,500                  44,719

Triarc Companies, Inc. Class      500                    7,938
A (a)

                                                         52,657

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.8%

ELECTRICAL EQUIPMENT - 1.1%

Acme Electric Corp. (a)           100                    463

ACTV, Inc. (a)                    2,800                  22,400

ADFlex Solutions, Inc. (a)        300                    1,500

Adtran, Inc. (a)                  900                    18,450

Advanced Lighting                 900                    6,525
Technologies, Inc. (a)

Allen Telecom, Inc. (a)           400                    1,925



                                 SHARES                 VALUE (NOTE 1)

American Power Conversion         2,000                 $ 71,750
Corp. (a)

American Superconductor Corp.     600                    6,188
(a)

AMETEK, Inc.                      700                    11,856

Andrea Electronics Corp. (a)      100                    775

Anicom, Inc. (a)                  900                    6,244

Anixter International, Inc.       1,500                  18,844
(a)

ANTEC Corp. (a)                   800                    22,300

Avid Technology, Inc. (a)         800                    23,450

Baldor Electric Co.               1,366                  26,125

BMC Industries, Inc.              500                    2,438

California Microwave, Inc. (a)    900                    9,113

Cherry Corp. Class A (a)          100                    1,388

Cymer, Inc. (a)                   400                    9,150

Detection Systems, Inc. (a)       100                    900

Electric Fuel Corp. (a)           100                    338

Electro Rent Corp. (a)            300                    3,038

Energy Conversion Devices,        100                    1,119
Inc.

Excel Technology, Inc. (a)        400                    4,075

Faroudja, Inc. (a)                600                    1,313

Franklin Electric Co., Inc.       200                    12,400

Genlyte Group, Inc. (a)           400                    7,238

Glenayre Technologies, Inc.       900                    3,178
(a)

Globecomm Systems, Inc. (a)       400                    2,700

Holophane Corp. (a)               600                    13,800

Hubbell, Inc. Class B             1,900                  70,775

Hughes Supply, Inc.               600                    12,113

IEC Electronics Corp. (a)         100                    394

Juno Lighting, Inc.               200                    4,113

L-3 Communications Holdings,      500                    21,438
Inc. (a)

Littelfuse, Inc. (a)              1,100                  18,769

LSI, Industries, Inc.             100                    1,850

MagneTek, Inc. (a)                1,300                  14,138

MultiMedia Access Corp. (a)       1,300                  6,175

Oak Industries, Inc. (a)          700                    22,181

Omnipoint Corp. (a)               1,500                  17,438

Ortel Corp. (a)                   500                    4,000

Owosso Corp.                      100                    509

Pinnacle Systems (a)              400                    14,325

Pittway Corp. Class A             400                    9,925

Powerwave Technologies, Inc.      600                    14,100
(a)

Rofin Sinar Technologies,         400                    3,250
Inc. (a)

Roper Industries, Inc.            400                    8,850

Satcon Technology Corp. (a)       100                    525

Sensormatic Electronics Corp.     2,300                  24,150
(a)

SLI, Inc. (a)                     450                    10,069

Smith (A.O.) Corp. Class B        600                    12,788

Spectrian Corp. (a)               600                    7,013

STM Wireless, Inc. Class A (a)    100                    525

Technitrol, Inc.                  200                    4,650

Telular Corp. (a)                 75                     166

ThermoSpectra Corp. (a)           100                    1,094

Thomas Industries, Inc.           150                    2,559

Transcrypt International,         400                    1,269
Inc. (a)

Unique Mobility, Inc. (a)         100                    463

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT -
CONTINUED

ViaSat, Inc. (a)                  400                   $ 3,900

Vicor Corp. (a)                   600                    6,675

VWR Scientific Products Corp.     900                    20,869
(a)

Woodhead Industries, Inc.         100                    1,138

Woodward Governor Co.             100                    2,163

Zenith Electronics Corp. (a)      900                    323

Zoltek Companies, Inc. (a)        300                    2,578

                                                         658,243

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.3%

Ag-Chem Equipment, Inc. (a)       100                    1,075

AGCO Corp.                        1,700                  11,156

Alamo Group, Inc.                 100                    975

Allied Products Corp.             100                    494

Alyn Corp. (a)                    100                    306

Applied Industrial                300                    3,825
Technologies, Inc.

Astec Industries, Inc. (a)        600                    16,500

Asyst Technologies, Inc. (a)      600                    12,900

Autologic Information             100                    456
International, Inc. (a)

Baldwin Technology Co., Inc.      100                    363
Class A (a)

BOLDER Technologies Corp. (a)     100                    1,000

Bridgeport Machines, Inc. (a)     100                    550

Brooks Automation, Inc. (a)       100                    2,188

Brown & Sharpe Manufacturing      100                    725
Co. Class A (a)

Cascade Corp.                     100                    1,100

Chart Industries, Inc.            150                    1,125

CMI Corp. Class A                 200                    1,525

Coltec Industries, Inc. (a)       2,000                  36,000

Columbus McKinnon Corp.           200                    4,100

Commercial Intertech Corp.        400                    4,900

Control Devices, Inc.             125                    1,984

CTB International Corp. (a)       100                    650

CUNO, Inc. (a)                    800                    12,050

Detroit Diesel Corp. (a)          300                    6,469

Donaldson Co., Inc.               1,300                  23,481

DT Industries, Inc.               400                    4,400

EMCORE Corp. (a)                  100                    1,875

ESCO Electronics Corp. (trust     100                    1,031
receipt) (a)

Essef Corp. (a)                   121                    1,966

Exide Corp.                       1,000                  15,000

Farr Co. (a)                      150                    1,388

Fedders Corp.                     600                    3,300

Flow International Corp. (a)      800                    7,250

Flowserve Corp.                   1,100                  18,219

FSI International, Inc. (a)       300                    2,925

Gardner Denver Machinery,         750                    9,563
Inc. (a)

Gasonics International Corp.      100                    1,038
(a)

Gehl Co. (a)                      100                    1,738



                                 SHARES                 VALUE (NOTE 1)

Gencor Industries, Inc.           100                   $ 631

Gleason Corp.                     500                    8,219

Global Industrial                 800                    7,150
Technologies, Inc. (a)

Gorman-Rupp Co.                   100                    1,575

Graco, Inc.                       350                    7,613

Gradall Industries, Inc. (a)      100                    1,350

Greenbrier Companies, Inc.        100                    1,000

Hardinge, Inc.                    150                    2,166

IDEX Corp.                        400                    9,500

Industrial Distribution           100                    669
Group, Inc. (a)

Ionics, Inc. (a)                  400                    11,150

JLG Industries, Inc.              1,100                  15,469

JLK Direct Distrution, Inc.       300                    3,169
Class A (a)

Kaman Corp. Class A               800                    10,800

Kaydon Corp.                      900                    27,450

Kennametal, Inc.                  1,100                  22,894

Key Technology, Inc. (a)          100                    663

Kuhlman Corp.                     500                    19,188

Lancer Corp. (a)                  100                    988

Lawson Products, Inc.             100                    2,106

Lincoln Electric Holdings,        900                    18,450
Inc.

Lindsay Manufacturing Co.         150                    2,381

Manitowoc Co., Inc.               600                    22,125

Mark IV Industries, Inc.          2,300                  34,644

Mattson Technology, Inc. (a)      200                    1,650

Middleby Corp. (a)                100                    363

Mitcham Industries, Inc. (a)      400                    1,325

MSC Industrial Direct, Inc.       1,100                  19,663
(a)

MTS Systems Corp.                 200                    2,513

NN Ball & Roller, Inc.            200                    1,125

Nordson Corp.                     600                    35,700

Osmonics, Inc. (a)                200                    1,650

PEC Israel Economic Corp. (a)     200                    5,863

Plasma-Therm, Inc. (a)            100                    353

Presstek, Inc. (a)                500                    4,125

PRI Automation, Inc.              300                    9,000

Recovery Engineering, Inc. (a)    300                    3,263

Regal-Beloit Corp.                300                    5,850

Robotic Vision Systems, Inc.      300                    909
(a)

Scotsman Industries, Inc.         300                    5,700

Semitool, Inc. (a)                100                    725

Specialty Equipment               200                    5,288
Companies, Inc. (a)

Speizman Industries, Inc. (a)     100                    488

Stewart & Stevenson Services,     1,100                  9,213
Inc.

Strategic Distribution, Inc.      200                    450
(a)

Tennant Co.                       400                    14,025

Terex Corp. (a)                   400                    10,250

Thermo Fibertek, Inc. (a)         500                    3,875

Thermo Sentron, Inc. (a)          100                    1,113

Tokheim Corp. (a)                 100                    725

Toro Co.                          700                    20,913

Turbochef, Inc. (a)               200                    2,063

UCAR International, Inc. (a)      1,500                  23,813

Ultratech Stepper, Inc. (a)       900                    14,203

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

United States Filter Corp. (a)    3,580                 $ 87,934

UNOVA, Inc. (a)                   1,600                  23,200

Valmont Industries, Inc.          900                    10,603

Varlen Corp.                      187                    3,927

Veeco Instruments, Inc. (a)       200                    7,650

Waterlink, Inc. (a)               100                    444

Watkins-Johnson Co.               600                    13,575

Watts Industries, Inc. Class A    400                    5,575

Western Power & Equipment         100                    300
Corp. (a)

YieldUP International Corp.       1,300                  2,113
(a)

                                                         808,457

POLLUTION CONTROL - 0.4%

Allied Waste Industries, Inc.     3,625                  70,688
(a)

Aquagenix, Inc. (a)               100                    81

BHA Group Holdings, Inc.          110                    1,128
Class A

Calgon Carbon Corp.               900                    5,344

CET Environmental Services,       100                    175
Inc. (a)

Dames & Moore Group               200                    1,975

Earth Sciences, Inc. (a)          800                    725

Flanders Corp. (a)                200                    688

GTS Duratek, Inc. (a)             100                    625

Insituform Technologies, Inc.     1,100                  16,363
Class A (a)

IT Group, Inc. (The) (a)          316                    4,148

Medical/Waste, Inc. (a)           100                    513

Met-Pro Corp.                     100                    1,150

NSC Corp. (a)                     28                     29

Ogden Corp.                       1,500                  36,656

Recycling Industries, Inc. (a)    200                    44

Republic Services, Inc. Class     1,500                  26,156
A (a)

Safety-Kleen Corp. (a)            1,550                  21,603

Stericycle, Inc. (a)              600                    7,613

Superior Services, Inc. (a)       1,300                  26,122

Tetra Tech, Inc. (a)              1,106                  21,083

TETRA Technologies, Inc. (a)      100                    663

ThermoRetec Corp.                 100                    231

U.S. Liquids, Inc.                100                    2,269

Waste Industries, Inc. (a)        800                    10,800

WasteMasters, Inc. (a)            1,200                  300

                                                         257,172

TOTAL INDUSTRIAL MACHINERY &                             1,723,872
EQUIPMENT

MEDIA & LEISURE - 8.1%

BROADCASTING - 3.3%

@ Entertainment, Inc. (a)         1,300                  13,081

Adelphia Communications Corp.     700                    39,463
 Class A (a)

Advanced Communication            900                    11,644
Systems, Inc. (a)



                                 SHARES                 VALUE (NOTE 1)

American Tower Corp. Class A      2,120                 $ 56,843
(a)

Ascent Entertainment Group,       500                    5,438
Inc. (a)

BHC Communications, Inc.          500                    57,250
Class A

Cablevision Systems Corp.         2,338                  151,970
Class A (a)

Capstar Broadcasting Corp.        500                    10,094
Class A (a)

CD Radio, Inc. (a)                500                    10,875

Century Communications Corp.      1,500                  52,031
Class A. (a)

Chancellor Media Corp. (a)        2,200                  96,250

Chris-Craft Industries, Inc.      1,012                  42,884

Citadel Communications Corp.      600                    13,650
(a)

Cox Communications, Inc.          5,800                  410,350
Class A (a)

Cox Radio, Inc. Class A (a)       500                    22,063

Crown Castle International        1,600                  27,200
Corp. (a)

Cumulus Media, Inc. (a)           900                    10,575

E.W. Scripps Co. Class A          1,500                  61,500

EchoStar Communications Corp.     500                    24,500
 Class A (New) (a)

Emmis Broadcasting Class A (a)    500                    23,156

Gaylord Entertainment Co.         500                    12,469

Granite Broadcasting Corp. (a)    600                    4,050

Hearst-Argyle Television,         600                    15,825
Inc. (a)

Heftel Broadcasting Corp.         900                    37,125
Class A (a)

HighwayMaster Communications,     400                    775
Inc. (a)

Hungarian Broadcasting Corp.      100                    348
(a)

Infinity Broadcasting Corp.       3,000                  71,250
Class A (a)

Jacor Communications, Inc.        1,200                  83,700
Class A (a)

Jones Intercable, Inc. Class      1,000                  40,500
A (a)

LodgeNet Entertainment Corp.      100                    775
(a)

Metromedia International          900                    5,231
Group, Inc. (a)

Nielsen Media Research, Inc.      1,200                  23,550
(a)

NTL, Inc. (a)                     1,400                  108,763

PanAmSat Corp. (a)                600                    21,525

Paxson Communications Corp.       1,800                  14,850
(a)

Pegasus Communications Corp.      600                    14,625
(a)

Sinclair Broadcast Group,         1,400                  20,738
Inc.  Class A (a)

SpeedUs.com (a)                   100                    231

TCA Cable TV, Inc.                1,500                  66,188

TCI Satellite Entertainment,
Inc.:

Class A (a)                       900                    731

Class B (a)                       100                    119

Tel-Com Wireless Cable TV         500                    4,391
Corp. (a)

U.S. Satellite Broadcasting       2,500                  40,313
Co., Inc.  Class A (a)

United International              1,100                  50,600
Holdings, Inc.  Class A (a)

United Television, Inc.           100                    10,250

United Video Satellite Group,     800                    23,050
Inc. Class A (a)

Univision Communications,         1,700                  69,275
Inc. Class A (a)

USA Networks, Inc. (a)            2,663                  105,854

ValueVision International,        1,400                  12,163
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Westwood One, Inc. (a)            1,000                 $ 24,375

Young Broadcasting, Inc.          500                    20,250
Class A (a)

                                                         2,044,706

ENTERTAINMENT - 1.2%

Alliance Gaming Corp. (a)         200                    1,138

AMC Entertainment, Inc. (a)       200                    3,475

American Classic Voyages Co.      800                    18,600
(a)

American Coin Merchandising,      400                    2,250
Inc. (a)

Ameristar Casinos, Inc. (a)       100                    306

AMF Bowling, Inc. (a)             800                    3,650

Bally Total Fitness Holding       300                    6,750
Corp. (a)

Carmike Cinemas, Inc. Class A     800                    12,600
(a)

Cedar Fair LP (depository         500                    12,469
unit)

Dover Downs Entertainment,        400                    5,650
Inc.

Family Golf Centers, Inc. (a)     750                    4,477

Florida Panthers Holdings,        500                    5,094
Inc. Class A (a)

Fox Entertainment Group, Inc.     1,700                  44,200
(a)

Hollywood Park, Inc. (a)          400                    3,550

Image Entertainment, Inc. (a)     800                    6,200

International Speedway Corp.      500                    22,750
Class A

K-Tel International, Inc. (a)     500                    4,969

Kushner Locke Co. (a)             1,100                  10,244

Lakes Gaming, Inc. (a)            150                    1,369

Metro-Goldwyn-Mayer, Inc. (a)     2,900                  30,269

MGM Grand, Inc. (a)               1,561                  58,928

Multimedia Games, Inc. (a)        300                    1,575

On Command Corp. (a)              400                    4,000

Park Place Entertainment          5,900                  44,250
Corp. (a)

Pixar (a)                         900                    37,013

Platinum Entertainment, Inc.      500                    3,406
(a)

Powerhouse Technologies, Inc.     100                    1,444
(a)

Premier Parks, Inc. (a)           1,500                  43,688

Quintel Communications, Inc.      200                    338
(a)

Rentrak Corp. (a)                 600                    1,800

Scientific Games Holdings         700                    12,206
Corp. (a)

SFX Entertainment, Inc. Class     700                    42,788
A (a)

Speedway Motorsports, Inc. (a)    800                    28,550

Spelling Entertainment Group,     1,300                  9,344
Inc. (a)

Sports Club Co., Inc. (The)       100                    506
(a)

Tele-Communications, Inc.         8,200                  227,038
(TCI Ventures Group) Series
A (a)

Vail Resorts, Inc. (a)            1,100                  18,975

Visual Data Corp. (a)             600                    7,725

Zomax Optical Media, Inc. (a)     600                    7,819

                                                         751,403

LEISURE DURABLES & TOYS - 0.7%

Adams Golf, Inc. (a)              1,300                  5,119

Aldila, Inc. (a)                  900                    1,575



                                 SHARES                 VALUE (NOTE 1)

Arctic Cat, Inc.                  600                   $ 4,650

Authentic Fitness Corp.           800                    12,600

Callaway Golf Co.                 2,100                  22,838

Champion Enterprises, Inc. (a)    700                    13,781

Coachmen Industries, Inc.         1,100                  22,275

Coastcast Corp. (a)               300                    2,438

Coleman, Inc. (a)                 800                    7,500

Excelsior Henderson               100                    950
Motorcycle Manufacturing Co.
(a)

Harley-Davidson, Inc.             3,500                  202,344

Huffy Corp.                       700                    9,756

JAKKS Pacific, Inc. (a)           800                    13,350

K2, Inc.                          500                    4,406

Knickerbocker (L. L.) Co. (a)     200                    125

Marvel Enterprises, Inc. (a)      400                    2,225

National R.V. Holdings, Inc.      200                    4,413
(a)

Play By Play Toys &               200                    1,013
Novelties, Inc. (a)

Polaris Industries, Inc.          1,000                  28,250

PTI Holding, Inc. (a)             100                    288

Rawlings Sporting Goods, Inc.     500                    6,125
(a)

RockShox, Inc. (a)                100                    194

Russ Berrie & Co., Inc.           300                    7,425

Silicon Gaming, Inc. (a)          800                    600

Steinway Musical Instruments,     100                    2,269
Inc. (a)

T-HQ, Inc. (a)                    300                    5,963

Thor Industries, Inc.             150                    3,713

Toymax International, Inc. (a)    100                    725

West Marine, Inc. (a)             500                    4,719

Winnebago Industries, Inc.        500                    6,875

                                                         398,504

LODGING & GAMING - 0.6%

Anchor Gaming (a)                 200                    8,013

Aztar Corp. (a)                   700                    3,413

Boyd Gaming Corp. (a)             900                    3,713

Buckhead America Corp. (a)        100                    525

Championship Auto Racng           400                    11,150
Teams, Inc. (a)

Choice Hotels International,      2,100                  28,613
Inc. (a)

Circus Circus Enterprises,        2,500                  42,813
Inc. (a)

Crescent Operating, Inc. (a)      100                    353

Extended Stay America, Inc.       1,400                  12,250
(a)

Gtech Holdings Corp. (a)          1,300                  29,413

Hammons (John Q) Hotels, Inc.     100                    456
Class A (a)

Hospitality Worldwide             100                    488
Services, Inc. (a)

International Game Technology     2,000                  38,000
Corp.

Lodgian, Inc. (a)                 1,300                  5,281

Marcus Corp.                      350                    4,550

MeriStar Hospitality Corp.        1,254                  22,337

Penn National Gaming, Inc. (a)    200                    1,950

Penske Motorsports, Inc. (a)      500                    16,063

Players International, Inc.       500                    3,219
(a)

Primadonna Resorts, Inc. (a)      700                    8,488

Prime Hospitality Corp. (a)       1,660                  17,015

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - CONTINUED

Promus Hotel Corp. (a)            2,300                 $ 80,931

Red Roof Inns, Inc. (a)           400                    5,425

ShoLodge, Inc. (a)                100                    563

Station Casinos, Inc. (a)         700                    7,000

Suburban Lodges of America,       300                    2,325
Inc. (a)

Sunterra Corp. (a)                1,000                  12,250

Supertel Hospitality, Inc. (a)    100                    925

Trump Hotels & Casino             900                    3,600
Resorts, Inc. (a)

U.S. Franchise Systems, Inc.      400                    4,950
Class A (a)

WMS Industries, Inc.              1,300                  10,238

                                                         386,310

PUBLISHING - 1.2%

American Media, Inc. Class A      300                    1,931
(a)

Applied Graphics                  760                    6,840
Technologies, Inc. (a)

Banta Corp.                       1,000                  21,313

Belo (A.H.) Corp. Class A         2,100                  38,063

Central Newspapers, Inc.          1,200                  42,000
Class A

CMP Media, Inc. Class A (a)       600                    18,000

Franklin Covey Co. (a)            1,000                  11,938

Gibson Greetings, Inc. (a)        1,000                  8,281

Golden Books Family               400                    188
Entertainment, Inc. (a)

Harte Hanks Communications,       1,500                  38,813
Inc.

Hollinger International, Inc.     3,500                  43,313
Class A

Houghton Mifflin Co.              900                    38,700

IDG Books Worldwide, Inc. (a)     700                    10,631

Journal Register Co. (a)          700                    9,188

Lee Enterprises, Inc.             600                    16,575

McClatchy Co., The Class A        600                    19,200

Media General, Inc. Class A       400                    20,000

Nelson Thomas, Inc.               200                    2,563

Pacific Chemical, Inc. (a)        100                    2

Penton Media, Inc.                200                    3,738

Playboy Enterprises, Inc.         200                    5,350
Class B (a)

PRIMEDIA, Inc. (a)                2,300                  30,619

Pulitzer Publishing Co.           600                    47,925

R.H. Donnelley Corp.              1,100                  16,500

Reader's Digest Association,      2,400                  81,600
Inc.  Class A (non-vtg.)

Scholastic Corp. (a)              600                    29,550

Standex International Corp.       100                    2,369

Washington Post Co. Class B       200                    109,975

Wiley (JOHN) & Sons, Inc.         800                    35,650
Class A

World Color Press, Inc. (a)       500                    12,406

Ziff-Davis, Inc. (a)              2,700                  45,394

                                                         768,615

RESTAURANTS - 1.1%

Applebee's International,         500                    12,969
Inc.

ARK Restaurants Corp. (a)         100                    1,000



                                 SHARES                 VALUE (NOTE 1)

Au Bon Pain, Inc. Class A (a)     100                   $ 613

Avado Brands, Inc.                1,700                  11,581

Back Bay Restaurant Group,        100                    988
Inc. (a)

Benihana, Inc. Class A (a)        100                    1,163

Big Buck Brew & Steakhouse,       100                    275
Inc. (a)

Bob Evans Farms, Inc.             1,500                  32,344

Boston Chicken, Inc. (a)          1,100                  726

Brinker International, Inc.       1,200                  34,725
(a)

Buffets, Inc. (a)                 1,600                  16,100

CBRL Group, Inc.                  1,900                  35,625

CEC Entertainment, Inc. (a)       400                    12,000

Chart House Enterprises, Inc.     100                    463
(a)

Cheesecake Factory, Inc. (a)      800                    16,400

CKE Restaurants, Inc.             1,243                  33,017

Consolidated Products, Inc.       281                    4,759
(a)

Cooker Restaurant Corp.           60                     398

Dave & Busters, Inc. (a)          500                    9,844

Einstein/Noah Bagel Corp. (a)     500                    719

Elxsi Corp. (a)                   100                    1,000

Fine Host Corp. (a)               700                    208

Foodmaker, Inc. (a)               1,400                  32,200

Friendly Ice Cream Corp. (a)      1,000                  6,625

Frisch's Restaurants, Inc.        100                    1,050

Garden Fresh Restaurant Corp.     100                    1,531
(a)

Host Marriott Services Corp.      1,300                  9,100

IHOP Corp. (a)                    100                    4,088

Il Fornaio America Corp. (a)      100                    825

J. Alexanders Corp. (a)           100                    400

Koo Koo Roo Enterprises, Inc.     1,600                  825
(a)

Landry's Seafood Restaurants,     1,200                  8,175
Inc. (a)

Lone Star Steakhouse Saloon       600                    5,438
(a)

Luby's, Inc.                      1,400                  19,863

Max & Ermas Restaurants, Inc.     100                    700
(a)

Morrison Health Care, Inc.        100                    1,956

Morton's Restaurant Group,        100                    1,788
Inc. (a)

New World Coffee & Bagels,        300                    291
Inc. (a)

NPC International, Inc. (a)       300                    4,313

O Charleys, Inc. (a)              150                    2,213

Outback Steakhouse, Inc. (a)      1,200                  52,650

Papa John's International,        800                    34,600
Inc. (a)

Piccadilly Cafeterias, Inc.       100                    1,100

PJ America, Inc. (a)              500                    9,813

Planet Hollywood                  1,400                  3,413
International, Inc. Class A
(a)

Rainforest Cafe, Inc. (a)         450                    2,447

Rare Hospitality                  200                    2,775
International, Inc. (a)

Rock Bottom Restaurants, Inc.     900                    7,875
(a)

Ruby Tuesday, Inc.                1,200                  22,350

Ryan's Family Steak Houses,       1,400                  15,925
Inc. (a)

Santa Barbara Restaurant          100                    400
Group, Inc. (a)

Sbarro, Inc.                      700                    17,675

Schlotzskys, Inc. (a)             400                    4,775

Shells Seafood Restaurants,       100                    425
Inc. (a)

Sodexho Marriott Services,        1,200                  28,050
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Sonic Corp. (a)                   750                   $ 18,000

Star Buffet, Inc. (a)             100                    438

Starbucks Corp. (a)               1,800                  95,175

Taco Cabana, Inc. (a)             1,400                  12,163

Total Entertainment               100                    425
Restaurant Corp.

Unique Casual Restaurants,        100                    506
Inc. (a)

Uno Restaurant Corp. (a)          100                    813

VICORP Restaurants, Inc. (a)      100                    1,563

                                                         661,654

TOTAL MEDIA & LEISURE                                    5,011,192

NONDURABLES - 2.8%

AGRICULTURE - 0.1%

Andersons, Inc.                   100                    1,231

Delta & Pine Land Co.             666                    21,562

Michael Foods, Inc.               900                    16,650

Northland Cranberries, Inc.       800                    6,025
Class A

Tejon Ranch Co.                   100                    1,750

                                                         47,218

BEVERAGES - 0.2%

Beringer Wine Estates             600                    24,188
Holdings, Inc. Class B (a)

Boston Beer Co., Inc. Class A     200                    1,550
(a)

Buenos Aires Embotelladora SA     26                     -
sponsored ADR Class B (a)

Canandaigua Brands, Inc.          500                    26,688
Class A (a)

Celestial Seasonings, Inc. (a)    500                    14,438

Coca-Cola Bottling Co.            100                    5,600
Consolidated

Golden State Vinters, Inc.        500                    6,063
Class B (a)

M & F Worldwide Corp. (a)         300                    2,738

Mondavi (Robert) Corp. Class      400                    13,750
A (a)

National Beverage Corp. (a)       200                    1,725

Pepsi-Cola Puerto Rico            100                    500
Bottling Co. Class B

Whitman Corp.                     2,100                  39,900

                                                         137,140

FOODS - 1.7%

Agribrands International,         400                    12,400
Inc.

American Italian Pasta Co.        700                    17,850
Class A (a)

Aurora Foods, Inc. (a)            1,700                  27,519

Balance Bar Co. (a)               600                    5,738

Ben & Jerry's Homemade, Inc.      100                    2,250
Class A (a)

Bridgford Foods Corp.             110                    1,210

Broughton Foods Co.               700                    11,463

Chiquita Brands                   2,400                  20,700
International, Inc.

Chock Full-O-Nuts Corp. (a)       100                    544

Corn Products International,      1,300                  30,550
Inc.



                                 SHARES                 VALUE (NOTE 1)

Darling International, Inc.       100                   $ 250
(a)

Dean Foods Co.                    1,200                  43,725

Dole Food, Inc.                   1,700                  53,550

Dreyer's Grand Ice Cream,         1,000                  12,438
Inc.

Earthgrains Co.                   1,100                  27,019

Flowers Industries, Inc.          2,000                  48,750

Fresh Foods, Inc. (a)             38                     171

Gardenburger, Inc. (a)            700                    7,700

Golden Enterprises                100                    363

Horizon Organic Holding Corp.     700                    10,850
(a)

Hormel Foods Corp.                1,300                  46,800

IBP, Inc.                         2,200                  49,500

Imperial Sugar Co.                262                    1,883

International Home Foods,         2,100                  32,813
Inc. (a)

International Multifoods          700                    15,138
Corp.

Interstate Bakeries Corp.         2,100                  50,400

J & J Snack Food Corp. (a)        100                    2,113

Keebler Foods Co. (a)             1,700                  66,300

Lancaster Colony Corp.            1,350                  37,125

Lance, Inc.                       1,200                  19,800

McCormick & Co., Inc.             2,000                  57,250
(non-vtg.)

Midwest Grain Products, Inc.      100                    1,325
(a)

Nabisco Holdings Corp. Class A    1,400                  62,125

Opta Food Ingredients, Inc.       100                    288
(a)

Orange-Co., Inc. (a)              100                    556

Pilgrims Pride Corp.              400                    7,625

Ralcorp Holdings, Inc. (a)        1,150                  20,484

Riviana Foods, Inc.               200                    4,300

Sanderson Farms, Inc.             200                    2,950

Smithfield Foods, Inc. (a)        1,200                  31,537

Smucker (J.M.) Co.                300                    7,125

Suiza Foods Corp. (a)             947                    35,039

Tasty Baking Co.                  100                    1,300

TCBY Enterprises, Inc.            300                    2,025

Thorn Apple Valley, Inc. (a)      400                    700

Tootsie Roll Industries, Inc.     706                    32,476

Tyson Foods, Inc.                 4,720                  96,760

Universal Foods Corp.             1,700                  38,569

Vlasic Foods International,       1,000                  12,188
Inc. (a)

WLR Foods, Inc. (a)               100                    881

Worthington Foods, Inc.           600                    7,800

                                                         1,080,215

HOUSEHOLD PRODUCTS - 0.7%

American Safety Razor Co. (a)     600                    8,213

Aptargroup, Inc.                  1,100                  30,113

Block Drug Co., Inc. Class A      312                    12,168

Brady (W.H.) Co. Class A          800                    19,100

Church & Dwight Co., Inc.         800                    33,400

Cyclopss Corp. (a)                400                    38

Dial Corp.                        2,300                  67,131

Ekco Group, Inc. (a)              100                    381

Enamelon, Inc. (a)                800                    4,500

Estee Lauder Companies, Inc.      1,400                  121,538

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

French Fragrances, Inc. (a)       500                   $ 3,281

Nu Skin Enterprises, Inc.         500                    10,438
Class A (a)

Paragon Trade Brands, Inc. (a)    100                    425

Playtex Products, Inc. (a)        800                    11,300

Premark International, Inc.       1,000                  31,938

Racing Champions Corp. (a)        500                    6,375

Revlon, Inc. Class A (a)          800                    11,300

Safeskin Corp. (a)                900                    20,925

Tristar Corp. (a)                 100                    1,100

Ultralife Batteries, Inc. (a)     700                    3,631

USA Detergents, Inc. (a)          500                    3,250

Windmere-Durable Holdings,        500                    2,500
Inc. (a)

York Group, Inc.                  500                    4,500

                                                         407,545

TOBACCO - 0.1%

Dimon, Inc.                       1,100                  4,813

General Cigar Holdings, Inc.      700                    5,119
Class A (a)

Schweitzer-Mauduit                1,000                  11,750
International, Inc.

Standard Commercial Corp.         100                    588

Swisher International Group,      1,100                  9,831
Inc. Class A (a)

Universal Corp.                   1,200                  32,625

                                                         64,726

TOTAL NONDURABLES                                        1,736,844

PRECIOUS METALS - 0.1%

Coeur d'Alene Mines Corp. (a)     1,200                  6,375

Echo Bay Mines Ltd. (a)           6,800                  12,312

Getchell Gold Corp. (a)           1,000                  25,938

Hecla Mining Co. (a)              2,200                  7,975

Royal Oak Mines, Inc. (a)         2,100                  320

Stillwater Mining Co. (a)         1,050                  24,084

                                                         77,004

RETAIL & WHOLESALE - 5.0%

APPAREL STORES - 1.2%

Abercrombie & Fitch Co. Class     1,200                  91,200
A (a)

American Eagle Outfitters,        525                    36,127
Inc. (a)

AnnTaylor Stores Corp. (a)        400                    15,125

Baker (J.), Inc.                  600                    2,850

Big Dog Holdings, Inc. (a)        100                    488

Bon-Ton Stores, Inc. (a)          600                    4,200

Brown Group, Inc.                 800                    12,500

Buckle, Inc. (The) (a)            250                    6,109

Burlington Coat Factory           1,200                  15,450
Warehouse Corp.

Catherines Stores Corp. (a)       100                    825

Cato Corp. Class A                700                    6,650

Charming Shoppes, Inc. (a)        4,100                  13,838



                                 SHARES                 VALUE (NOTE 1)

Chicos Fas, Inc. (a)              400                   $ 9,850

Childrens Place Retail            400                    11,500
Stores, Inc. (The) (a)

Claire's Stores, Inc.             1,600                  35,300

Deb Shops, Inc.                   100                    1,100

Dress Barn, Inc. (a)              900                    11,700

Ellet Brothers, Inc.              100                    528

Filene's Basement Corp. (a)       300                    694

Footstar, Inc. (a)                800                    20,400

Genesco, Inc. (a)                 200                    1,550

Global Imaging Systems, Inc.      300                    5,531
(a)

Goody's Family Clothing (a)       400                    4,038

Guess, Inc. (a)                   1,900                  13,063

Gymboree Corp. (a)                700                    7,350

Hibbett Sporting Goods, Inc.      300                    6,188
(a)

International Isotopes, Inc.      200                    2,300
(a)

Intimate Brands, Inc. Class A     5,700                  224,081

Just for Feet, Inc. (a)           500                    5,109

K & G Mens Center, Inc. (a)       500                    4,094

Kenneth Cole Productions,         100                    2,275
Inc. Class A (a)

Loehmanns, Inc. (a)               100                    150

Men's Wearhouse, Inc. (The)       850                    24,969
(a)

Paul Harris Stores, Inc. (a)      200                    1,300

Payless ShoeSource, Inc. (a)      900                    49,388

Ross Stores, Inc.                 900                    41,175

Shoe Carnival, Inc. (a)           100                    1,075

Stage Stores, Inc. (a)            800                    5,800

Syms Corp. (a)                    200                    1,588

Talbots, Inc.                     600                    14,513

Track n Trail, Inc. (a)           100                    225

United Retail Group, Inc. (a)     500                    4,750

Urban Outfitters, Inc. (a)        200                    2,450

Venator Group, Inc. (a)           1,900                  9,381

Wet Seal, Inc. Class A (a)        500                    19,406

Wilsons Leather Experts, Inc.     100                    1,075
(a)

                                                         749,258

APPLIANCE STORES - 0.0%

Cellstar Corp. (a)                900                    10,238

Hirsch International Corp.        600                    1,725
Class A (a)

                                                         11,963

DRUG STORES - 0.1%

Drug Emporium, Inc. (a)           1,400                  8,925

Duane Reade, Inc. (a)             500                    15,125

General Nutrition Companies,      1,500                  20,063
Inc. (a)

Genovese Drug Stores, Inc.        610                    14,716
Class A

Perfumania, Inc. (a)              800                    4,000

                                                         62,829

GENERAL MERCHANDISE STORES -
0.7%

99 Cents Only Stores (a)          781                    36,951

Ames Department Stores, Inc.      300                    9,000
(a)

BJ's Wholesale Club, Inc. (a)     1,000                  43,563

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
CONTINUED

Cost Plus, Inc. (a)               500                   $ 17,719

Dollar Tree Stores, Inc. (a)      1,300                  52,000

Elder Beerman Stores Corp. (a)    700                    5,534

EZCORP, Inc. Class A              100                    744

Factory Card Outlet Corp. (a)     100                    159

Family Dollar Stores, Inc.        3,300                  66,000

Freds, Inc. Class A               125                    1,750

Gottschalks, Inc. (a)             100                    675

Hot Topic, Inc. (a)               200                    2,825

Jo-Ann Stores, Inc. Class A       200                    2,650
(a)

Lechters, Inc. (a)                300                    591

Mazel Stores, Inc. (a)            100                    1,375

Michaels Stores, Inc. (a)         700                    11,988

Neiman-Marcus Group, Inc. (a)     800                    20,700

Party City Corp. (a)              450                    4,922

Phar-Mor, Inc. (a)                100                    588

Saks, Inc. (a)                    3,013                  108,280

Service Merchandise, Inc. (a)     2,700                  1,688

Shopko Stores, Inc. (a)           300                    9,450

Southland Corp. (a)               6,000                  9,938

Stein Mart, Inc. (a)              800                    7,300

Value City Department Stores,     400                    4,700
Inc. (a)

                                                         421,090

GROCERY STORES - 0.8%

Carr-Gottstein Foods Co. (a)      600                    7,238

Central Garden & Pet Co. (a)      600                    10,200

Fleming Companies, Inc.           2,000                  14,750

Food Lion, Inc. Class A           12,100                 115,328

Hain Food Group, Inc. (a)         500                    9,563

Hannaford Brothers Co.            1,300                  61,100

Hawaiian Natural Water Co.,       100                    400
Inc. (a)

Ingles Markets, Inc. Class A      1,200                  14,325

Marsh Supermarkets, Inc.          100                    1,225
Class B

Nash-Finch Co.                    100                    825

Performance Food Group Co. (a)    700                    18,200

Pizza Inn, Inc.                   100                    363

Richfood Holdings, Inc. Class     1,600                  38,000
A

Ruddick Corp.                     600                    11,063

Schultz Sav-O Stores, Inc.        100                    1,738

Smart & Final, Inc.               300                    2,644

Synergy Brands, Inc. (a)          1,500                  6,422

U.S. Foodservice (a)              1,355                  62,923

United Natural Foods, Inc. (a)    800                    20,100

Weis Markets, Inc.                600                    21,825

Whole Foods Market, Inc. (a)      700                    21,613

Wild Oats Markets, Inc. (a)       550                    14,713

                                                         454,558

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.2%

1-800 CONTACTS, Inc. (a)          300                    3,563



                                 SHARES                 VALUE (NOTE 1)

800-JR Cigar, Inc. (a)            200                   $ 3,725

AC Moore Arts & Crafts, Inc.      100                    488
(a)

Action Performance Companies,     600                    21,525
Inc. (a)

AgriBioTech, Inc. (a)             500                    2,188

Audio Book Club, Inc. (a)         600                    5,663

Barnes & Noble, Inc. (a)          1,300                  38,431

Bed Bath & Beyond, Inc. (a)       2,800                  82,425

Best Buy Co., Inc. (a)            2,200                  204,050

Beyond.com Corp. (a)              1,000                  26,000

Big Entertainment, Inc. (a)       700                    8,094

Blair Corp.                       100                    1,919

Blue Rhino Corp. (a)              500                    8,531

Boise Cascade Office Products     1,000                  12,000
Corp.

Books-A-Million, Inc. (a)         800                    8,950

Borders Group, Inc. (a)           1,500                  20,719

Brookstone, Inc. (a)              700                    8,750

Brylane, Inc. (a)                 200                    4,325

Building Material Holding         200                    1,963
Corp. (a)

Cameron Ashley Building           100                    1,138
Products, Inc. (a)

Cannondale Corp. (a)              400                    5,050

CDnow, Inc.                       800                    12,900

Coldwater Creek, Inc. (a)         300                    3,019

Cole National Corp. Class A       200                    3,200
(a)

Corporate Express, Inc. (a)       1,491                  8,014

Creative Computers, Inc. (a)      500                    16,313

Cyberian Outpost, Inc. (a)        1,000                  17,063

CyberShop International, Inc.     800                    5,950
(a)

Daisytek International Corp.      900                    17,156
(a)

Damark International, Inc.        100                    863
Class A (a)

dELiA*s, Inc. (a)                 700                    11,681

DM Management Co. (a)             600                    7,800

E4L, Inc. (a)                     300                    1,693

Eagle Hardware & Garden, Inc.     800                    30,050
(a)

Elcom International, Inc. (a)     900                    3,375

Enesco Group, Inc.                300                    4,969

Fingerhut Companies, Inc.         1,500                  36,844

Finish Line, Inc. Class A (a)     300                    3,619

Finlay Enterprises, Inc. (a)      700                    6,125

Friedmans, Inc. Class A (a)       400                    4,200

Gadzooks, Inc. (a)                300                    2,400

Genesis Direct, Inc. (a)          1,700                  6,694

Global Directmail Corp. (a)       500                    8,219

Good Guys, Inc. (a)               1,400                  5,031

Guitar Center, Inc. (a)           800                    13,350

Hancock Fabrics, Inc.             300                    2,081

Handleman Co. (a)                 1,000                  12,938

Homebase, Inc. (a)                500                    2,594

InterTAN, Inc. (a)                1,200                  11,700

Land's End, Inc. (a)              1,100                  33,344

Lets Talk Cellular &              400                    1,675
Wireless, Inc. (a)

Lillian Vernon Corp.              100                    1,400

Little Switzerland, Inc. (a)      100                    200

Metal Management, Inc. (a)        600                    994

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Micro Warehouse, Inc. (a)         700                   $ 13,825

Multiple Zones International,     700                    7,263
Inc. (a)

Musicland Stores Corp. (a)        400                    4,725

N2K, Inc. (a)                     1,100                  14,094

National Record Mart, Inc. (a)    600                    2,625

Natural Wonders, Inc. (a)         100                    450

Navarre Corp. (a)                 700                    11,200

Office Depot, Inc. (a)            5,300                  189,144

Officemax, Inc. (a)               2,000                  15,500

ONSALE, Inc. (a)                  400                    14,600

PC Connection, Inc.               800                    12,600

PEAPOD, Inc. (a)                  900                    7,425

Petco Animal Supplies, Inc.       600                    4,838
(a)

PETsMART, Inc. (a)                1,900                  14,963

Pier 1 Imports, Inc.              2,650                  22,856

School Specialty, Inc.            701                    15,466

SCP Pool Corp. (a)                150                    2,156

Sharper Image Corp. (a)           700                    10,238

Shop At Home, Inc. (a)            1,600                  22,600

SkyMall, Inc. (a)                 400                    5,775

Sodak Gaming, Inc. (a)            300                    2,531

Spiegel, Inc. Class A (a)         3,700                  26,363

Sport Supply Group, Inc. (a)      100                    856

Sports Authority, Inc. (a)        2,100                  13,519

Sterling Vision, Inc. (a)         100                    350

Summit Technology, Inc. (a)       400                    2,450

Sunglass Hut International,       1,300                  12,594
Inc. (a)

Tiffany & Co., Inc.               900                    51,469

Tractor Supply Co. (a)            100                    2,763

Transmedia Network, Inc. (a)      100                    469

Transportation World              450                    6,216
Entertainment Corp. (a)

U.S. Office Products Co.          371                    1,832

U.S.A. Floral Products, Inc.      1,000                  14,000
(a)

Vista Eyecare, Inc. (a)           900                    4,275

Whitehall Jewellers, Inc. (a)     100                    1,700

Williams-Sonoma, Inc. (a)         1,000                  34,188

Wilmar Industries, Inc. (a)       700                    12,250

Wolohan Lumber Co.                100                    1,250

Zale Corp. (a)                    500                    16,563

                                                         1,364,932

TOTAL RETAIL & WHOLESALE                                 3,064,630

SERVICES - 4.8%

ADVERTISING - 0.6%

Ackerley Group, Inc.              300                    5,400

ADVO, Inc. (a)                    500                    10,000

DoubleClick, Inc. (a)             600                    53,925



                                 SHARES                 VALUE (NOTE 1)

Getty Images, Inc. (a)            700                   $ 13,388

HA-LO Industries, Inc. (a)        600                    6,412

Lamar Advertising Co. Class A     900                    34,763
(a)

Leap Group, Inc. (a)              900                    2,306

Network Event Theater, Inc.       800                    13,650
(a)

Outdoor Systems, Inc. (a)         3,975                  111,052

Pharmaceutical Marketing          500                    7,250
Services, Inc. (a)

TMP Worldwide, Inc. (a)           800                    45,000

Young & Rubicam, Inc.             1,300                  49,075

                                                         352,221

EDUCATIONAL SERVICES - 0.3%

Apollo Group, Inc. Class A (a)    1,900                  57,119

Childrens Comprehensive           100                    1,281
Services, Inc. (a)

Devry, Inc. (a)                   1,200                  30,150

Education Management Corp. (a)    1,000                  26,875

GP Strategies Corp. (a)           100                    1,644

ITT Educational Services,         800                    29,150
Inc. (a)

Prosoft I-Net Solutions, Inc.     100                    419
(a)

Quest Education Corp. (a)         900                    8,100

RWD Technologies, Inc. (a)        100                    1,375

Strayer Education, Inc.           500                    17,063

Whitman Education Group, Inc.     100                    425
(a)

                                                         173,601

LEASING & RENTAL - 0.5%

Aaron Rents, Inc. Class A         100                    1,400

AMERCO (a)                        300                    6,675

Avis Rent A Car, Inc. (a)         900                    20,644

Budget Group, Inc. Class A (a)    1,100                  12,856

Caribiner International, Inc.     300                    2,344
(a)

Central Parking Corp.             950                    32,419

Cort Business Services Corp.      100                    1,656
(a)

Dollar Thrifty Automotive         900                    10,688
Group, Inc. (a)

DVI, Inc. (a)                     100                    1,394

GATX Corp.                        1,300                  44,931

Globe Business Resources,         100                    1,394
Inc. (a)

Hanover Compressor Co. (a)        400                    8,750

Hertz Corp. Class A               900                    35,831

Hollywood Entertainment Corp.     800                    21,950
(a)

Interpool, Inc.                   400                    5,700

Leasing Solutions, Inc. (a)       100                    363

McGrath RentCorp.                 200                    3,750

National Auto Credit, Inc. (a)    400                    431

Rent-A-Center, Inc. (a)           800                    20,300

Rent-Way, Inc. (a)                911                    20,611

Rental Service Corp. (a)          400                    8,900

United Rentals, Inc. (a)          1,285                  41,361

United Road Services, Inc.        600                    9,900

Vari-Lite International, Inc.     100                    275
(a)

                                                         314,523

PRINTING - 0.4%

American Banknote Corp. (a)       300                    188

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

SERVICES - CONTINUED

PRINTING - CONTINUED

American Business Products,       200                   $ 3,613
Inc.

Big Flower Holdings, Inc. (a)     600                    14,475

Bowne & Co., Inc.                 400                    5,575

Cadmus Communications Corp.       100                    1,450

Champion Industries, Inc.         100                    750

Consolidated Graphics, Inc.       400                    24,300
(a)

CSS Industries, Inc. (a)          600                    15,300

Cunningham Graphics               400                    5,550
International, Inc. (a)

Cyrk, Inc. (a)                    500                    3,219

Ennis Business Forms, Inc.        100                    894

Harland (John H.) Co.             700                    9,406

Merrill Corp.                     200                    3,350

Nashua Corp. (a)                  400                    4,825

New England Business Service,     200                    6,263
Inc.

Paxar Corp. (a)                   700                    5,950

Reynolds & Reynolds Co. Class     1,500                  28,313
A

Standard Register Co.             400                    11,575

United Stationers, Inc. (a)       900                    16,481

Valassis Communications, Inc.     1,000                  48,000
(a)

Vestcom International, Inc.       500                    2,750
(a)

Wallace Computer Services,        800                    18,100
Inc.

                                                         230,327

SERVICES - 3.0%

Abacus Direct Corp. (a)           300                    20,325

ABM Industries, Inc.              300                    8,606

ABR Information Services,         900                    15,863
Inc. (a)

ACNielsen Corp. (a)               1,800                  46,800

Administaff, Inc. (a)             100                    1,369

Advanced Health Corp. (a)         1,000                  3,063

American Oncology Resources,      400                    4,000
Inc. (a)

AMERICAN RETIREMENT CORP (a)      1,200                  19,125

AmeriPath, Inc. (a)               1,400                  13,038

Amkor Technology, Inc.            3,300                  34,650

Analytical Surveys, Inc. (a)      200                    5,200

Angelica Corp.                    100                    1,625

APAC Teleservices, Inc. (a)       400                    1,225

Applied Analytical                100                    2,600
Industries, Inc. (a)

Assisted Living Concepts,         700                    3,325
Inc. (a)

Automobile Protection Corp.       500                    5,375
(a)

BA Merchant Services, Inc.        900                    18,338
Class A (a)

Berlitz International, Inc.       100                    2,481
(a)

Billing Information Concepts      500                    5,016
Corp. (a)

Borg-Warner Security Corp.        300                    5,456

Boron LePore & Associates,        500                    6,313
Inc. (a)

Bright Horizons Family            600                    12,675
Solutions, Inc. (a)

Brookdale Living Communities,     300                    5,250
Inc. (a)

Building One Services Corp.       800                    13,200
(a)

C3, Inc. (a)                      600                    6,413



                                 SHARES                 VALUE (NOTE 1)

Cadiz, Inc. (a)                   500                   $ 4,313

Capital Senior Living Corp.       200                    1,888
(a)

Carriage Services, Inc. Class     300                    5,494
A (a)

Castle Dental Centers, Inc.       100                    606
(a)

Catalina Marketing Corp. (a)      600                    38,625

CDI Corp. (a)                     200                    4,525

Century Business Services,        1,900                  22,206
Inc. (a)

CheckFree Holdings Corp. (a)      1,100                  37,675

Chemed Corp.                      400                    11,825

Cintas Corp.                      2,200                  155,650

Coach USA, Inc. (a)               800                    18,800

Coast Dental Services, Inc.       100                    688
(a)

Coinmach Laundry Corp. (a)        800                    8,250

COMFORCE Corp. (a)                100                    481

Computer Horizons Corp. (a)       600                    8,963

Cornell Corrections, Inc. (a)     100                    1,650

CPI Corp.                         60                     1,313

Craig (Jenny), Inc. (a)           100                    369

Crestline Capital Corp.           370                    4,718

Data Processing Resources         600                    11,400
Corp. (a)

Day Runner, Inc. (a)              400                    5,450

Diamond Technology Partners,      600                    14,888
Inc. Class A (a)

Embrex, Inc. (a)                  100                    463

Employee Solutions, Inc. (a)      400                    600

First Consulting Group, Inc.      600                    8,475
(a)

Fonar Corp.                       500                    656

Food Technology Service, Inc.     100                    550
(a)

Forrester Research, Inc. (a)      100                    3,450

FYI, Inc. (a)                     500                    15,063

G & K Services, Inc. Class A      600                    29,925

Gartner Group, Inc. Class A       2,000                  44,875
(a)

General Magnaplate Corp.          100                    525

Greg Manning Auctions, Inc.       500                    4,313
(a)

Grow Biz International, Inc.      500                    6,563
(a)

Hagler Bailly, Inc. (a)           900                    17,888

Hall Kinion & Associates,         800                    5,800
Inc. (a)

HCIA, Inc. (a)                    100                    388

Headway Corporate Resources       400                    2,050
(a)

Insurance Auto Auctions, Inc.     200                    2,325
(a)

Interim Services, Inc. (a)        1,500                  28,500

International Telecom Data        650                    8,938
Systems, Inc.

Iron Mountain, Inc. (a)           1,050                  32,156

Judge Group, Inc. (The) (a)       100                    150

Kelly Services, Inc. Class A      500                    12,750

Labor Ready, Inc. (a)             550                    15,503

Landauer, Inc.                    100                    2,888

Lason, Inc. (a)                   300                    16,256

Learning Tree International,      300                    2,513
Inc. (a)

Mac-Gray Corp. (a)                100                    844

Magellan Health Services,         400                    2,725
Inc. (a)

Manpower, Inc.                    1,400                  33,513

Market Facts, Inc. (a)            400                    9,400

Marketing Services Group,         100                    672
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - CONTINUED

Maximus, Inc. (a)                 200                   $ 5,588

Medaphis Corp. (a)                1,100                  3,575

Media Arts Group, Inc. (a)        700                    9,538

Medialink Worldwide, Inc. (a)     200                    2,975

Medpartners, Inc. (a)             3,600                  21,375

MemberWorks, Inc. (a)             500                    17,375

Metamor Worldwide, Inc. (a)       900                    16,988

Metzler Group, Inc. (a)           950                    40,375

Modis Professional Services,      2,100                  28,744
Inc. (a)

Morrison Knudsen Corp. (a)        400                    3,875

National Processing, Inc. (a)     600                    3,638

NCO Group, Inc. (a)               550                    17,188

NewsEdge Corp. (a)                800                    8,150

Norrell Corp.                     500                    7,938

NOVA Corp.                        1,943                  48,575

Olsten Corp.                      2,300                  14,231

On Assignment, Inc. (a)           500                    17,750

Orthalliance, Inc. Class A (a)    100                    900

Paymentech, Inc. (a)              500                    9,563

Pinkertons, Inc. (a)              100                    2,863

Pittston Co. (Brinks Group)       1,300                  31,850

Pre-Paid Legal Services, Inc.     600                    17,250
(a)

Precision Response Corp. (a)      400                    2,600

Premiere Technologies, Inc.       1,533                  13,989
(a)

Prime Medical Services, Inc.      500                    3,781
(New) (a)

Profit Recovery Group             700                    23,100
International, Inc. (a)

Promedco Management Co. (a)       100                    531

Protection One, Inc. (a)          2,800                  22,750

RCM Technologies, Inc. (a)        300                    5,550

Regis Corp.                       800                    29,900

RemedyTemp, Inc. Class A (a)      600                    9,525

Renaissance Worldwide, Inc.       800                    5,000
(a)

Robert Half International,        1,800                  64,800
Inc. (a)

Rollins, Inc.                     1,400                  22,488

Romac International, Inc. (a)     1,440                  17,280

RTW, Inc. (a)                     400                    2,400

Rural/Metro Corp. (a)             600                    5,363

SCB Computer Technology, Inc.     200                    1,400
(a)

Seattle FilmWorks, Inc. (a)       700                    2,538

ServiceMaster Co.                 5,850                  109,322

SITEL Corp. (a)                   900                    2,644

Snyder Communications, Inc.       1,300                  44,525
(a)

SOS Staffing Services, Inc.       500                    4,438
(a)

Sotheby's Holdings, Inc.          1,300                  36,400
Class A

Staff Leasing, Inc. (a)           400                    4,500

Staffmark, Inc. (a)               800                    10,700

StarTek, Inc. (a)                 100                    1,194

Superior Consultant Holdings      400                    13,200
Corp. (a)

Teletech Holdings, Inc. (a)       1,500                  10,500



                                 SHARES                 VALUE (NOTE 1)

Thermolase Corp. (a)              500                   $ 1,625

True North Communications         1,400                  32,638

Tuboscope, Inc. (a)               600                    3,225

Unifirst Corp.                    100                    2,250

Veterinary Centers of             900                    13,500
America, Inc. (a)

Vincam Group, Inc. (a)            750                    13,406

Vision Twenty-One, Inc.           100                    369

Volt Information Sciences,        200                    3,738
Inc. (a)

Wackenhut Corp.                   700                    15,838

Wackenhut Corrections Corp.       300                    6,413
(a)

Warrantech Corp. (a)              100                    425

Westaff, Inc. (a)                 150                    938

York Research Corp. (a)           200                    900

Youth Services International,     600                    2,250
Inc. (a)

Zebra Technologies Corp. (a)      270                    6,969

Zebra Technologies Corp.          1,000                  25,813
Class A (a)

                                                         1,862,844

TOTAL SERVICES                                           2,933,516

TECHNOLOGY - 19.5%

COMMUNICATIONS EQUIPMENT - 1.2%

Ace Communication Corp. (a)       100                    338

ACT Networks, Inc. (a)            400                    4,650

ADC Telecommunications, Inc.      2,900                  117,450
(a)

Advanced Fibre                    1,200                  9,750
Communications, Inc. (a)

Applied Innovation, Inc. (a)      100                    413

Applied Signal Technology,        100                    725
Inc. (a)

Aspect Telecommunications         1,400                  10,763
Corp. (a)

Brite Voice Systems, Inc. (a)     100                    938

Broadband Technologies, Inc.      500                    859
(a)

Brooktrout Technology, Inc.       400                    4,575
(a)

C-Phone Corp. (a)                 600                    1,613

Carrier Access Corp. (a)          700                    27,650

Centigram Communications          100                    1,094
Corp. (a)

Checkpoint Systems, Inc. (a)      1,100                  9,625

Ciena Corp. (a)                   2,300                  64,113

CMC Industries, Inc. (a)          100                    463

Com21, Inc. (a)                   800                    18,850

Comdial Corp. (a)                 100                    688

Coyote Network Systems, Inc.      105                    597
(a)

CustomTracks Corp. (a)            1,000                  8,000

Data Race, Inc. (a)               700                    3,938

Davox Corp. (a)                   400                    3,450

Dialogic Corp. (a)                400                    11,075

Digital Link Corp. (a)            100                    613

DSP Communications, Inc. (a)      1,100                  16,500

Dycom Industries, Inc. (a)        750                    29,766

Elcotel, Inc. (a)                 100                    500

Excel Switching Corp. (a)         900                    21,263

General DataComm Industries       600                    1,463
(a)

Harmon Industries, Inc.           600                    12,450

IFR Systems, Inc. (a)             150                    750

Inter-Tel, Inc.                   400                    7,050

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

InterDigital Communication        600                   $ 2,925
Corp. (a)

Intermedia Communications,        1,300                  23,563
Inc. (a)

InterVoice, Inc. (a)              1,000                  10,875

ITI Technologies, Inc. (a)        400                    12,875

Jabil Circuit, Inc. (a)           1,600                  52,200

Larscom, Inc. Class A (a)         1,300                  2,844

Level One Communications,         650                    21,775
Inc. (a)

Lo Jack Corp. (a)                 1,100                  9,900

Metricom, Inc. (a)                100                    619

Microlog Corp. (a)                100                    122

Mosaix, Inc. (a)                  200                    1,525

Natural MicroSystems Corp. (a)    700                    4,244

Network Equipment                 500                    4,469
Technologies, Inc. (a)

Norstan, Inc. (a)                 100                    1,000

Objective Communications,         300                    356
Inc. (a)

OSI Systems, Inc. (a)             900                    6,525

Osicom Technologies, Inc. (a)     166                    2,677

P-Com, Inc. (a)                   1,600                  10,150

Pairgain Technologies, Inc.       1,100                  9,488
(a)

Perceptron, Inc. (a)              200                    1,013

Periphonics Corp. (a)             200                    2,100

PictureTel Corp. (a)              600                    4,903

Plantronics, Inc. (a)             500                    30,250

Premisys Communications, Inc.     300                    2,475
(a)

Reltec Corp. (a)                  1,300                  28,275

Shiva Corp. (a)                   1,300                  7,759

SoftNet Systems, Inc. (a)         500                    11,125

Symmetricom, Inc. (a)             200                    1,350

Tekelec (a)                       1,500                  18,188

Teltrend, Inc. (a)                400                    7,625

Terayon Communication             600                    18,638
Systems, Inc. (a)

Thermo Power Corp. (a)            100                    950

Tollgrade Communications,         500                    7,813
Inc. (a)

Ultrak, Inc. (a)                  100                    769

Veramark Technologies, Inc.       100                    738
(a)

VTEL Corp. (a)                    200                    463

Westell Technologies, Inc.        1,000                  5,125
Class A (a)

Xircom, Inc. (a)                  500                    17,000

Xylan Corp. (a)                   700                    18,550

Zoom Telephonics, Inc. (a)        100                    413

                                                         755,626

COMPUTER SERVICES & SOFTWARE
- 11.8%

24/7 Media, Inc. (a)              700                    17,413

4Front Software                   400                    4,475
International, Inc. (a)

7Th Level, Inc. (a)               700                    1,925

Acceler8 Technology Corp. (a)     400                    1,625

Acclaim Entertainment, Inc.       700                    5,469
(a)

Activision, Inc. (a)              1,000                  10,875

Acxiom Corp. (a)                  1,760                  42,130

Adept Technology, Inc. (a)        300                    1,988



                                 SHARES                 VALUE (NOTE 1)

Advantage Learning Systems,       400                   $ 30,100
Inc. (a)

Advent Software, Inc. (a)         400                    18,450

Affiliated Computer Services,     1,100                  50,875
Inc. Class A (a)

Affymetrix, Inc. (a)              300                    11,625

AlphaNet Solutions, Inc. (a)      1,500                  6,000

Alternative Resources Corp.       600                    6,450
(a)

Alydaar Software Corp. (a)        900                    8,213

Amazon.com, Inc. (a)              3,500                  448,438

American Management Systems,      1,200                  40,050
Inc. (a)

American Software, Inc. Class     200                    525
A (a)

Anacomp, Inc. (a)                 400                    5,700

Analysts International Corp.      250                    3,563

Ansoft Corp. (a)                  400                    2,625

AnswerThink Consulting Group,     600                    17,400
Inc.

Ansys, Inc. (a)                   100                    863

Applix, Inc. (a)                  100                    525

Ardent Software, Inc. (a)         700                    13,300

ARIS Corp. (a)                    700                    9,363

Aspect Development, Inc. (a)      800                    24,400

Aspen Technology, Inc. (a)        800                    10,250

At Home Corp. Series A (a)        2,700                  286,538

audiohighway.com (a)              600                    5,588

Avant! Corp. (a)                  500                    8,625

AVT Corp. (a)                     500                    12,938

Aware, Inc. (a)                   800                    27,700

Axent Technolgies, Inc. (a)       680                    23,333

Aztec Technology Partners,        1,000                  4,625
Inc. (a)

BancTec, Inc. (a)                 1,100                  15,469

Banyan Systems, Inc. (a)          1,100                  11,069

Barra, Inc. (a)                   600                    13,200

Base Ten Systems, Inc. Class A    1,000                  2,000

BEA Systems, Inc. (a)             1,200                  20,550

Best Software, Inc. (a)           400                    6,500

Bisys Group, Inc. (The) (a)       700                    37,363

Black Box Corp. (a)               600                    19,350

Boole & Babbage, Inc.             900                    24,188

Brio Technology, Inc. (a)         600                    11,100

broadcast.com, Inc. (a)           800                    67,050

BroadVision, Inc. (a)             500                    22,438

Broadway & Seymour, Inc. (a)      100                    344

BTG, Inc. (a)                     100                    763

CACI International, Inc.          100                    1,650
Class A (a)

Cadence Design Systems, Inc.      4,800                  115,500
(a)

Cambridge Technology              1,100                  27,638
Partners, Inc. (a)

CCC Information Services          1,000                  12,750
Group, Inc. (a)

Cerner Corp. (a)                  400                    5,650

Ciber, Inc. (a)                   1,000                  25,125

Citrix Systems, Inc. (a)          900                    69,413

Clarify, Inc. (a)                 300                    8,138

CMGI, Inc. (a)                    1,000                  122,625

CNET, Inc. (a)                    300                    34,388

Cognizant Technology              400                    17,200
Solutions Corp. (a)

Command Systems, Inc. (a)         1,000                  2,563

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Complete Business Solutions,      632                   $ 17,854
Inc. (a)

CompuCom Systems, Inc. (a)        700                    3,041

CompUSA, Inc. (a)                 1,600                  16,800

Computer Concepts Corp. (a)       800                    1,300

Computer Learning Centers,        600                    2,588
Inc. (a)

Computer Management Sciences,     300                    8,325
Inc. (a)

Computer Task Group, Inc.         300                    6,075

Comshare, Inc.                    100                    325

Concentric Network Corp. (a)      400                    17,550

Concord Communications, Inc.      400                    22,650
(a)

Connect, Inc. (a)                 1,800                  6,863

Convergys Corp. (a)               5,600                  96,950

Corsair Communictions, Inc.       400                    1,850
(a)

Cotelligent, Inc. (a)             100                    1,325

CSG Systems International,        700                    49,875
Inc. (a)

Cybercash, Inc. (a)               200                    2,606

CyberOptics Corp. (a)             200                    2,738

Cylink Corp. (a)                  500                    2,031

DAOU Systems, Inc. (a)            200                    1,063

Data Broadcasting Corp. (a)       1,300                  19,825

Data Dimensions, Inc. (a)         400                    1,975

Data Transmission Network         500                    11,438
Corp. (a)

Datastream Systems, Inc. (a)      200                    1,863

Datatec Systems, Inc. (a)         400                    1,325

DecisionOne Holdings Corp. (a)    100                    244

Deltek Systems, Inc. (a)          200                    3,025

Dendrite International, Inc.      800                    22,500
(a)

Diamond Multimedia Systems,       500                    3,500
Inc. (a)

DIDAX, Inc. (a)                   500                    4,313

Digi International, Inc. (a)      200                    1,300

Digital Courier Technologies,     900                    4,500
Inc. (a)

DocuCorp International, Inc.      180                    956
(a)

Documentum, Inc. (a)              500                    10,688

DSET Corp. (a)                    600                    7,200

DST Systems, Inc. (a)             1,286                  69,766

e-Net, Inc. (a)                   900                    3,263

Earthlink Network, Inc. (a)       600                    36,113

EarthWeb, Inc. (a)                300                    11,363

ebay, Inc. (a)                    900                    300,600

Eclipsys Corp. (a)                810                    24,958

Edify Corp. (a)                   1,000                  5,938

eFax.com, Inc. (a)                100                    688

Egghead.com, Inc. (a)             400                    6,500

EIS International, Inc. (a)       200                    500

Electric Lightwave, Inc.          700                    5,513
Class A (a)

Electronic Arts, Inc. (a)         1,200                  47,850

Electronic Retailing Systems      100                    175
International (a)

Electronics for Imaging, Inc.     1,000                  34,938
(a)

Engineering Animation, Inc.       300                    13,575
(a)



                                 SHARES                 VALUE (NOTE 1)

Evolving Systems, Inc. (a)        600                   $ 3,075

Excalibur Technologies Corp.      100                    1,069
(a)

Excite, Inc. (a)                  1,100                  112,750

Exodus Communications, Inc.       600                    44,025
(a)

FactSet Research Systems,         450                    18,759
Inc.

Fair, Isaac & Co., Inc.           100                    4,600

FaxSav, Inc. (a)                  900                    6,300

Firearms Training Systems,        200                    263
Inc. Class A (a)

Fiserv, Inc. (a)                  1,600                  75,200

fonix corp (a)                    1,000                  1,781

Forte Software, Inc. (a)          500                    2,625

Franklin Electronic               100                    575
Publishers (a)

Galileo International, Inc.       2,100                  106,050

General Magic, Inc. (a)           400                    1,963

Genesys Telecommunications        600                    10,125
Laboratories, Inc. (a)

GeoCities (a)                     800                    78,200

GeoScience Corp. (a)              400                    5,400

GeoTel Communications Corp.       400                    17,225
(a)

Geoworks Corp. (a)                100                    366

Gerber Scientific, Inc.           900                    16,763

Go2Net, Inc. (a)                  400                    23,400

Great Plains Software, Inc.       500                    21,000
(a)

GT Interactive Software Corp.     1,000                  4,938
(a)

H.T.E., Inc. (a)                  200                    1,100

Harbinger Corp. (a)               667                    4,336

Health Management Systems,        500                    2,656
Inc. (a)

Henry (Jack) & Associates,        500                    18,000
Inc.

HNC Software, Inc. (a)            300                    8,063

Hybrid Networks, Inc. (a)         800                    200

Hyperion Solutions Corp. (a)      690                    9,789

i2 Technologies, Inc. (a)         1,400                  34,913

IDT Corp. (a)                     200                    2,488

IDX Systems Corp. (a)             700                    16,625

Ikos Systems, Inc. (a)            100                    388

ImageMax, Inc. (a)                700                    788

IMR Global Corp. (a)              450                    8,156

Inacom Corp. (a)                  584                    9,052

Indus International, Inc. (a)     200                    744

Infinium Software, Inc. (a)       300                    1,275

Infonautics, Inc. (a)             1,100                  4,572

Information Management            100                    213
Association, Inc. (a)

Information Resources, Inc.       1,300                  10,888
(a)

Informix Corp. (a)                3,420                  29,925

Infoseek Corp. (a)                600                    42,938

Inktomi Corp. (a)                 1,000                  62,125

Inprise Corp. (a)                 781                    3,905

Inso Corp. (a)                    600                    4,181

Integrated Systems, Inc. (a)      300                    4,763

Intelligroup, Inc. (a)            700                    11,244

IntelliQuest Information          100                    1,088
Group, Inc. (a)

International Network             600                    30,675
Services (a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

InterVU, Inc. (a)                 700                   $ 14,350

Intuit, Inc. (a)                  1,300                  128,619

Investment Technology Group,      300                    12,281
Inc. (a)

ISS Group, Inc. (a)               600                    36,656

J.D. Edwards & Co. (a)            2,600                  41,113

JDA Software Group, Inc. (a)      600                    3,750

Keane, Inc. (a)                   1,400                  43,313

Learning Co., Inc. (The) (a)      1,740                  50,569

Legato Systems, Inc. (a)          700                    34,475

Level 8 Systems, Inc. (a)         600                    5,700

LHS Group, Inc. (a)               1,100                  47,300

Logility, Inc. (a)                100                    438

Lycos, Inc. (a)                   900                    78,863

MacNeal-Schwendler Corp. (a)      100                    563

Macromedia, Inc. (a)              700                    21,394

Manugistics Group, Inc. (a)       300                    2,363

Mapics, Inc. (a)                  800                    8,650

MapInfo Corp. (a)                 600                    9,075

Marcam Solutions, Inc. (a)        400                    1,100

Medical Manager Corp. (a)         700                    19,600

Melita International Corp. (a)    400                    7,525

Mentor Graphics Corp. (a)         2,000                  28,000

Mercury Computer Systems,         600                    11,850
Inc. (a)

Mercury Interactive Corp. (a)     300                    19,444

MessageMedia, Inc. (a)            800                    5,000

Meta Group, Inc. (a)              600                    13,425

MetaCreations Corp. (a)           300                    1,931

Metro Information Services,       600                    13,350
Inc. (a)

MicroAge, Inc. (a)                300                    2,541

Micrografx, Inc. (a)              200                    2,125

Micromuse, Inc. (a)               800                    25,800

MicroStrategy, Inc. Class A       400                    9,950
(a)

Microware Systems Corp. (a)       100                    225

Midway Games, Inc. (a)            598                    5,120

MindSpring Enterprises, Inc.      600                    51,300
(a)

ModaCAD, Inc. (a)                 300                    4,988

Mysoftware Co. (a)                500                    9,250

National Computer Systems,        900                    28,828
Inc.

National Data Corp.               943                    45,559

National Instrument Corp. (a)     850                    24,756

National Techteam, Inc. (a)       200                    1,300

NCR Corp. (a)                     2,400                  98,250

NetGravity, Inc. (a)              700                    14,788

NetManage, Inc. (a)               727                    1,999

Netscape Communications Corp.     2,200                  170,363
(a)

NetSpeak Corp. (a)                500                    7,688

Network Peripherals, Inc. (a)     400                    2,900

Network Solutions, Inc. Class     200                    36,300
A (a)

Networks Associates, Inc. (a)     2,818                  132,446



                                 SHARES                 VALUE (NOTE 1)

New Era of Networks, Inc. (a)     600                   $ 37,425

Novadigm, Inc. (a)                900                    6,188

Oak Technology, Inc. (a)          1,900                  6,234

Object Design, Inc. (a)           1,400                  9,013

Objective Systems                 500                    1,500
Integrators, Inc. (a)

Omega Research, Inc. (a)          100                    1,188

Omtool Ltd. (a)                   700                    3,063

OnHealth Network Co. (a)          700                    7,700

Ontrack Data International,       300                    1,238
Inc. (a)

Open Market, Inc. (a)             500                    6,500

Orcad, Inc. (a)                   100                    700

Peerless Systems Corp. (a)        400                    3,750

Pegasus Systems, Inc. (a)         600                    22,500

Pegasystems, Inc. (a)             400                    1,900

Peregrine Systems, Inc. (a)       1,000                  25,625

Peritus Software Services,        1,100                  619
Inc. (a)

Personnel Group of America,       900                    11,869
Inc. (a)

Pervasive Software, Inc. (a)      100                    1,788

Phoenix International, Inc.       150                    994
(a)

Phoenix Technologies Ltd. (a)     990                    7,239

Physician Computer Network,       200                    63
Inc. (a)

Pilot Network Services, Inc.      1,000                  8,375
(a)

Platinum Software Corp. (a)       1,035                  7,504

Platinum Technology, Inc. (a)     1,534                  20,326

Policy Management Systems         1,000                  36,563
Corp. (a)

Polycom, Inc. (a)                 600                    12,150

Preview Travel, Inc. (a)          700                    14,263

Progress Software Corp. (a)       450                    13,838

Project Software &                400                    9,700
Development, Inc. (a)

ProxyMed, Inc. (a)                400                    4,000

PSINet, Inc. (a)                  1,000                  35,813

PSW Technologies, Inc. (a)        100                    434

Puma Technology, Inc. (a)         100                    469

QAD, Inc. (a)                     200                    800

QRS Corp. (a)                     300                    14,944

Quadramed Corp. (a)               600                    9,300

Qualix Group, Inc. (a)            1,000                  6,375

Quickturn Design Systems,         900                    12,600
Inc. (a)

Radiant Systems, Inc. (a)         400                    3,675

Rainbow Technologies, Inc. (a)    150                    2,381

Rational Software Corp. (a)       1,700                  50,469

RealNetworks, Inc. (a)            700                    49,088

Remedy Corp. (a)                  400                    8,225

Rogue Wave Software, Inc. (a)     500                    4,125

Ross Systems, Inc. (a)            1,000                  3,031

Sabre Group Holdings, Inc.        700                    27,475
Class A (a)

Sanchez Computer Associates,      300                    6,788
Inc. (a)

Santa Cruz Operation, Inc. (a)    500                    2,469

Sapient Corp.                     600                    40,125

SeaChange International, Inc.     100                    781
(a)

Secure Computing Corp. (a)        600                    11,325

Security Dynamics                 700                    12,950
Technologies, Inc. (a)

Segue Software, Inc. (a)          400                    4,925

SEI Investments Co.               400                    39,600

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Siebel Systems, Inc. (a)          1,891                 $ 83,204

Simione Central Holdings,         100                    200
Inc. (a)

Socrates Technologies Corp.       100                    256
(a)

Software AG Systems, Inc. (a)     900                    10,069

Software Spectrum, Inc. (a)       300                    3,713

Sportsline USA, Inc. (a)          800                    36,000

SPR, Inc. (a)                     450                    6,750

SPSS, Inc. (a)                    100                    1,963

Spyglass, Inc. (a)                200                    2,463

SS&C Technologies, Inc. (a)       200                    3,600

Stac Electronics                  300                    291

STB Systems, Inc. (a)             900                    5,850

Sterling Software, Inc. (a)       1,800                  45,900

Structural Dynamics Research      500                    9,750
Corp. (a)

Summit Design, Inc. (a)           100                    350

SunGard Data Systems, Inc. (a)    2,036                  80,677

Sunquest Information Systems,     200                    2,400
Inc. (a)

Sybase, Inc. (a)                  1,200                  9,750

Sykes Enterprises, Inc. (a)       1,200                  34,200

Symantec Corp. (a)                1,000                  18,063

Symix Systems, Inc. (a)           400                    8,250

Synopsys, Inc. (a)                1,365                  63,131

Syntel, Inc. (a)                  1,100                  10,588

System Software Associates,       600                    1,988
Inc. (a)

Systems & Computer Technology     400                    3,250
Corp. (a)

Systemsoft Corp. (a)              400                    200

Take-Two Interactive              1,100                  11,963
Software, Inc. (a)

Tangram Enterprise Solutions,     100                    300
Inc. (a)

TAVA Technologies, Inc. (a)       500                    3,094

TCSI Corp. (a)                    300                    605

Technology Solutions, Inc. (a)    1,200                  9,825

Telescan, Inc. (a)                700                    9,056

Tera Computer Co. (a)             1,100                  5,500

THINK New Ideas, Inc. (a)         100                    825

Thinking Tools, Inc. (a)          100                    38

ThrustMaster, Inc. (a)            400                    5,200

Tier Technologies, Inc. (a)       700                    9,144

Timberline Software Corp.         400                    5,950

Titan Corp. (a)                   373                    2,098

Total System Services, Inc.       3,950                  89,863

Transaction Systems               800                    31,450
Architects, Inc. Class A (a)

TSI International Software        300                    15,056
Ltd. (a)

TSR, Inc. (a)                     300                    2,438

Tyler Corp. (a)                   300                    1,650

Unicomp, Inc. (a)                 100                    331

Unify Corp. (a)                   900                    11,419

Unigraphics Solutions, Inc.       500                    8,469
Class A (a)

USWEB Corp. (a)                   1,650                  55,584



                                 SHARES                 VALUE (NOTE 1)

Vantive Corp. (a)                 400                   $ 4,600

Verilink Corp. (a)                100                    381

Verio, Inc. (a)                   700                    19,863

VeriSign, Inc. (a)                600                    58,800

Veritas Software Corp. (a)        950                    67,450

Verity, Inc. (a)                  500                    19,313

Versant Corp. (a)                 300                    441

Vertel Corp. (a)                  300                    534

Viasoft, Inc. (a)                 200                    963

Visio Corp. (a)                   800                    23,000

Visioneer, Inc. (a)               300                    488

Visual Networks, Inc. (a)         600                    23,550

Walker Interactive Systems,       500                    2,656
Inc. (a)

Wall Data, Inc. (a)               600                    12,450

Wang Laboratories, Inc. (a)       1,400                  33,425

Wave Systems Corp. Class A (a)    900                    9,113

WavePhore, Inc. (a)               700                    4,900

White Pine Software, Inc. (a)     200                    550

Whittman-Hart, Inc. (a)           1,200                  37,575

Wind River Systems, Inc. (a)      900                    20,531

Xionics Document                  100                    300
Technologies, Inc. (a)

Xybernaut Corp. (a)               900                    3,684

Yahoo!, Inc. (a)                  4,400                  675,400

Zitel Corp. (a)                   200                    569

                                                         7,370,134

COMPUTERS & OFFICE EQUIPMENT
- 2.1%

Adaptec, Inc. (a)                 2,200                  43,863

Advanced Digital Information      400                    6,800
Corp. (a)

Alpha Microsystems (a)            1,100                  6,119

Amplicon, Inc.                    100                    1,250

Ancor Communications, Inc. (a)    100                    625

Apex PC Solutions, Inc. (a)       400                    9,800

Applied Magnetics Corp. (a)       300                    1,200

ATEC Group, Inc. (a)              300                    2,606

Aura Systems, Inc. (a)            1,200                  600

Auspex Systems, Inc. (a)          600                    6,038

Bell & Howell Co. (a)             800                    26,500

Boca Research, Inc. (a)           100                    388

Boundless Corp. (a)               400                    1,875

Box Hill Systems Corp. (a)        1,100                  5,775

Caere Corp. (a)                   500                    7,375

CDW Computer Centers, Inc. (a)    400                    27,850

CHS Electronics, Inc. (a)         1,000                  7,000

Coinstar, Inc. (a)                1,000                  15,750

Comdisco, Inc.                    3,500                  42,000

Computer Network Technology       1,200                  14,250
Corp. (a)

Comverse Technology, Inc. (a)     830                    59,553

Concurrent Computer Corp. (a)     1,500                  6,609

Cross (A.T.) Co.                  200                    1,250

Cybex Corp.                       525                    13,584

Diebold, Inc.                     1,300                  37,944

Digital Lightwave, Inc. (a)       400                    1,525

Digital River, Inc. (a)           800                    30,800

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Drexler Technology Corp. (a)      100                   $ 1,100

Dunn Computer Corp. (a)           1,200                  4,650

ECCS, Inc. (a)                    100                    125

Emulex Corp. (a)                  400                    15,000

En Pointe Technologies, Inc.      700                    4,375
(a)

Encad, Inc. (a)                   400                    1,850

Equinox Systems, Inc. (a)         450                    5,063

Evans & Sutherland Computer       600                    9,600
Corp. (a)

Exabyte Corp. (a)                 700                    3,500

FileNET Corp. (a)                 400                    3,213

FOCUS Enhancements, Inc. (a)      200                    319

Fore Systems, Inc. (a)            2,200                  31,900

FVC.com, Inc. (a)                 700                    8,838

General Binding Corp.             100                    2,725

General Scanning, Inc. (a)        200                    1,325

Genicom Corp. (a)                 100                    216

Globix Corp. (a)                  700                    17,806

Hauppauge Digital, Inc. (a)       400                    3,500

HMT Technology Corp. (a)          600                    4,144

Hunt Corp.                        100                    1,019

Hutchinson Technology, Inc.       300                    9,338
(a)

Identix, Inc. (a)                 300                    1,931

Ingram Micro, Inc. Class A (a)    900                    19,800

Insight Enterprises, Inc. (a)     750                    17,438

Intergraph Corp. (a)              1,900                  10,509

Iomega Corp. (a)                  5,400                  32,738

Itron, Inc. (a)                   100                    700

Javelin Systems, Inc. (a)         700                    8,575

Komag, Inc. (a)                   1,700                  11,900

Kronos, Inc. (a)                  400                    16,925

Lexmark International Group,      1,400                  144,463
Inc. Class A (a)

Manchester Equipment Co.,         1,900                  6,531
Inc. (a)

Miami Computer Supply Corp.       600                    13,125
(a)

Micron Electronics, Inc. (a)      1,800                  25,875

MICROS Systems, Inc. (a)          600                    16,725

Microtouch Systems, Inc. (a)      100                    1,756

MMC Networks, Inc. (a)            1,000                  14,063

MRV Communications, Inc. (a)      700                    4,681

MTI Technology Corp. (a)          1,600                  9,200

Neoware Systems, Inc. (a)         900                    1,013

Netopia, Inc. (a)                 900                    5,625

Network Appliance, Inc. (a)       1,600                  67,200

Network Computing Devices,        400                    2,150
Inc. (a)

NewCom, Inc. (a)                  400                    300

ObjectSoft Corp. (a)              1,900                  5,700

ODS Networks, Inc. (a)            200                    725

Overland Data, Inc. (a)           900                    7,200

Par Technology Corp. (a)          100                    650

Performance Technologies,         100                    1,119
Inc. (a)



                                 SHARES                 VALUE (NOTE 1)

Planar Systems, Inc. (a)          900                   $ 7,650

Pomeroy Computer Resources,       300                    6,788
Inc. (a)

Printronix, Inc. (a)              100                    1,313

Procom Technology, Inc. (a)       100                    625

Proxim, Inc. (a)                  500                    15,625

PSC, Inc. (a)                     200                    1,688

Quantum Corp. (a)                 3,426                  56,315

Radisys Corp. (a)                 300                    7,688

Read-Rite Corp. (a)               1,300                  11,050

Safeguard Scientifics, Inc.       500                    18,688
(a)

SanDisk Corp. (a)                 400                    11,200

Scan-Optics, Inc. (a)             100                    419

ScanSource, Inc. (a)              100                    2,150

SCI Systems, Inc. (a)             1,200                  37,125

SCM Microsystems, Inc. (a)        300                    24,900

SED International Holdings,       100                    363
Inc. (a)

SEEQ Technology, Inc. (a)         300                    769

Sequent Computer Systems,         600                    5,719
Inc. (a)

Splash Technology Holdings,       200                    1,400
Inc. (a)

Storage Computer Corp. (a)        100                    213

Symbol Technologies, Inc.         1,150                  60,950

Syquest Technology, Inc. (a)      1,700                  159

Tech Data Corp. (a)               900                    15,300

Telxon Corp.                      600                    3,825

Texas Micro, Inc. (a)             100                    500

Tidel Technologies, Inc. (a)      2,100                  4,856

Transact Technologies, Inc.       100                    294
(a)

Trident Microsystems, Inc. (a)    1,200                  6,600

Trinitech Systems, Inc. (a)       100                    775

UniView Technologies Corp. (a)    1,100                  1,444

Valence Technology, Inc. (a)      300                    2,213

Vitech America, Inc. (a)          110                    1,148

Voice Control Systems, Inc.       600                    1,875
(a)

Western Digital Corp. (a)         1,600                  15,400

                                                         1,284,179

ELECTRONIC INSTRUMENTS - 1.0%

ADE Corp. (a)                     400                    5,450

Aeroflex, Inc. (a)                500                    6,719

Aetrium, Inc. (a)                 100                    725

Anadigics, Inc. (a)               200                    2,838

Analogic Corp.                    100                    3,775

Aurora Biosciences Corp. (a)      200                    1,550

Autocyte, Inc. (a)                100                    450

Barringer Technologies, Inc.      600                    4,500
(a)

Beckman Coulter, Inc.             900                    43,481

BTU International, Inc. (a)       100                    344

Cerprobe Corp. (a)                200                    3,000

Cholestech Corp. (a)              100                    300

Chromatics Color Sciences         650                    4,306
International, Inc. (a)

Chromavision Medical Systems,     100                    763
Inc. (a)

Cognex Corp. (a)                  700                    17,500

Cohu, Inc.                        300                    7,088

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS -
CONTINUED

Credence Systems Corp. (a)        300                   $ 6,338

DBT Online, Inc. (a)              200                    4,725

Electro Scientific                400                    14,625
Industries, Inc. (a)

FARO Technologies, Inc. (a)       100                    550

FEI Co. (a)                       100                    863

Fisher Scientific                 800                    13,900
International, Inc. (a)

GenRad, Inc. (a)                  500                    8,563

Hach Co. Class A (non-vtg.)       100                    813

Helix Technology, Inc.            400                    7,875

Hurco Companies, Inc. (a)         100                    431

Isco, Inc.                        100                    500

Kollmorgen Corp.                  100                    1,500

Kulicke & Soffa Industries,       300                    7,613
Inc. (a)

LAM Research Corp. (a)            1,100                  32,519

LeCroy Corp. (a)                  500                    8,719

LTX Corp. (a)                     2,500                  10,000

Medar, Inc. (a)                   100                    163

Mesa Laboratories, Inc. (a)       100                    475

Metrika Systems Corp. (a)         100                    800

Molecular Devices Corp. (a)       100                    2,588

Newport Corp.                     100                    1,706

Novellus Systems, Inc. (a)        700                    41,344

Optical Coating Laboratories,     600                    19,200
Inc.

PPT Vision, Inc. (a)              100                    488

Quad Systems Corp. (a)            100                    238

Sawtek, Inc. (a)                  700                    15,575

SBS Technologies, Inc. (a)        500                    9,500

Schmitt Industries, Inc. (a)      100                    350

Silicon Valley Group, Inc. (a)    1,100                  14,644

Smart Modular Technologies,       1,100                  17,669
Inc. (a)

Tech-Sym Corp. (a)                600                    15,000

Teradyne, Inc. (a)                1,800                  85,725

Thermedics Detection, Inc. (a)    100                    888

Thermo Bioanalysis Corp. (a)      800                    13,550

Thermo Instrument Systems,        2,200                  32,588
Inc. (a)

Thermo Optek Corp. (a)            400                    4,350

Thermo Vision Corp. (a)           42                     179

Thermoquest Corp. (a)             600                    6,600

Trimble Navigation Ltd. (a)       1,200                  9,900

TSI, Inc.                         100                    850

Varian Associates, Inc.           1,000                  32,000

Waters Corp. (a)                  800                    74,450

Wireless Telecom Group, Inc.      200                    325

X-Rite, Inc.                      300                    2,100

Zygo Corp. (a)                    400                    4,500

                                                         630,068

ELECTRONICS - 3.3%

3Dfx Interactive, Inc. (a)        500                    5,438

8X8, Inc. (a)                     1,000                  4,375



                                 SHARES                 VALUE (NOTE 1)

Act Manufacturing, Inc. (a)       400                   $ 6,050

Actel Corp. (a)                   800                    10,400

Advanced Energy Industries,       400                    7,700
Inc. (a)

Align-Rite International,         100                    1,250
Inc. (a)

Alliance Semiconductor Corp.      1,200                  4,200
(a)

Alpine Group, Inc. (a)            200                    2,400

Altera Corp. (a)                  2,100                  102,113

Amphenol Corp. (New) Class A      200                    7,163
(a)

Analog Devices, Inc. (a)          3,400                  85,213

Anaren Microwave, Inc. (a)        400                    9,625

Applied Digital Access, Inc.      100                    244
(a)

Applied Micro Circuits Corp.      700                    27,475
(a)

Applied Science & Technology,     150                    1,744
Inc. (a)

Arrow Electronics, Inc. (a)       2,200                  31,213

Artesyn Technologies, Inc. (a)    1,200                  17,775

Artisan Components, Inc. (a)      900                    5,231

Atmel Corp. (a)                   2,400                  41,250

Audiovox Corp. Class A (a)        200                    1,338

Avnet, Inc.                       1,100                  43,656

AVX Corp.                         2,500                  34,219

Bel Fuse, Inc. Class A (a)        300                    13,800

Bell Industries, Inc. (a)         1,100                  12,238

Benchmark Electronics, Inc.       100                    3,000
(a)

Brightpoint, Inc. (a)             1,400                  20,825

Broadcom Corp. Class A            400                    24,075

Burr-Brown Corp. (a)              600                    12,150

C-Cube Microsystems, Inc. (a)     1,000                  18,750

C.P. Clare Corp. (a)              700                    3,194

CFM Technologies, Inc. (a)        100                    994

Cidco, Inc. (a)                   800                    3,450

Cirrus Logic, Inc. (a)            1,700                  13,813

Conexant Systems, Inc. (a)        1,600                  27,200

Cree Research, Inc. (a)           400                    13,075

CTS Corp.                         600                    29,363

Cypress Semiconductor Corp.       1,300                  12,431
(a)

Dallas Semiconductor Corp.        400                    14,150

Digital Microwave Corp. (a)       1,330                  10,598

DII Group, Inc. (a)               900                    21,038

EFTC Corp. (a)                    1,500                  6,516

Electroglas, Inc. (a)             400                    5,163

Electromagnetic Sciences,         100                    1,413
Inc. (a)

ESS Technology, Inc. (a)          600                    3,450

Esterline Technologies Corp.      200                    3,425
(a)

Etec Systems, Inc. (a)            400                    17,725

Exar Corp. (a)                    400                    6,075

Ferrofluidics Corp. (a)           100                    347

Gatefield Corp. (a)               300                    234

General Semiconductor, Inc.       500                    3,250
(a)

Griffon Corp. (a)                 400                    3,600

Hadco Corp. (a)                   200                    6,375

Harmonic Lightwaves, Inc. (a)     400                    9,550

hi/fn, Inc. (a)                   76                     2,033

Ibis Technology Corp. (a)         400                    4,625

Illinois Superconductor Corp.     1,100                  1,169
(a)

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Innovex, Inc.                     400                   $ 6,050

Integrated Circuit Systems,       200                    3,725
Inc. (a)

Integrated Device Technology,     1,300                  8,369
Inc. (a)

Integrated Silicon Solution       400                    1,113
(a)

International Rectifier Corp.     800                    5,500
(a)

Intevac, Inc. (a)                 100                    850

Invision Technologies, Inc.       1,300                  6,744
(a)

Katy Industries, Inc.             100                    1,688

KEMET Corp. (a)                   600                    6,600

Kent Electronics Corp. (a)        400                    4,550

Kopin Corp. (a)                   100                    1,650

Lattice Semiconductor Corp.       400                    15,950
(a)

Linear Technology Corp.           3,200                  140,200

Marshall Industries (a)           700                    9,975

Maxim Integrated Products,        2,800                  116,725
Inc. (a)

Maxwell Technologies, Inc. (a)    400                    10,275

MEMC Electronic Materials,        700                    5,075
Inc. (a)

Merix Corp. (a)                   400                    2,200

Methode Electronics, Inc.         600                    6,300
Class A

Micrel, Inc. (a)                  600                    27,000

Micro Linear Corp. (a)            100                    500

Microchip Technology, Inc. (a)    900                    24,525

Microsemi Corp. (a)               400                    4,200

Molex, Inc.                       3,175                  84,931

Mylex Corp. (a)                   200                    2,300

NeoMagic Corp. (a)                800                    8,700

Optek Technology, Inc. (a)        400                    6,400

Opti, Inc. (a)                    200                    950

Pacific Aerospace &               700                    1,400
Electronics, Inc. (a)

Panda Project, Inc. (a)           100                    38

Parlex Corp. (a)                  100                    1,000

Pericom Semiconductor Corp.       900                    8,888
(a)

Photronics, Inc. (a)              600                    12,338

Pioneer Standard Electronics,     1,300                  10,075
Inc.

Plexus Corp. (a)                  200                    6,538

Power Integrations, Inc. (a)      600                    14,475

Power-One, Inc. (a)               1,100                  10,725

Praegitzer Industries, Inc.       100                    750
(a)

QLogic Corp. (a)                  400                    23,250

Quality Semiconductor, Inc.       200                    800
(a)

Rambus, Inc. (a)                  500                    36,344

Ramtron International Corp.       600                    338
(a)

Reptron Electronics, Inc. (a)     100                    388

Research Frontiers, Inc. (a)      100                    806

RF Micro Devices, Inc. (a)        500                    38,500

S3, Inc. (a)                      1,100                  9,694

Sanmina Corp. (a)                 1,172                  61,237

SDL, Inc. (a)                     500                    27,250

Semtech Corp. (a)                 500                    15,188



                                 SHARES                 VALUE (NOTE 1)

Sheldahl, Inc. (a)                200                   $ 1,250

Siliconix, Inc. (a)               100                    2,163

Sipex Corp. (a)                   600                    6,863

Standard Microsystems Corp.       400                    3,300
(a)

Sterling Commerce, Inc. (a)       1,886                  49,036

Storage Technology Corp. (a)      2,000                  69,625

Supertex, Inc. (a)                100                    1,100

Tegal Corp. (a)                   100                    313

Telcom Semiconductor, Inc. (a)    200                    863

Telscape International, Inc.      200                    1,500
(a)

TII Industries, Inc. (a)          200                    456

Transwitch Corp. (a)              500                    17,375

Triquint Semiconductor, Inc.      200                    3,313
(a)

Triumph Group, Inc. (a)           100                    2,563

Uniphase Corp. (a)                800                    70,500

Unitrode Corp. (a)                1,100                  14,988

Universal Display Corp. (a)       100                    456

Vari-L, Inc. (a)                  400                    2,600

Videoserver, Inc. (a)             600                    7,650

Vishay Intertechnology, Inc.      1,460                  18,889

Vitesse Semiconductor Corp.       1,500                  68,906
(a)

VLSI Technology, Inc. (a)         700                    10,850

Voxware, Inc. (a)                 200                    250

World Access, Inc. (a)            1,055                  8,308

Xilinx, Inc. (a)                  1,500                  104,625

Zoran Corp. (a)                   200                    3,600

                                                         2,043,575

PHOTOGRAPHIC EQUIPMENT - 0.1%

3D Systems Corp. (a)              500                    3,188

Imation Corp. (a)                 1,500                  23,250

In Focus Systems, Inc. (a)        700                    5,775

Panavision, Inc. (a)              5                      47

VirtualFund.com, Inc. (a)         100                    203

                                                         32,463

TOTAL TECHNOLOGY                                         12,116,045

TRANSPORTATION - 2.0%

AIR TRANSPORTATION - 0.8%

800 Travel Systems, Inc. (a)      1,000                  5,688

AHI Services, Inc. (a)            600                    15,675

AirTran Holdings, Inc. (a)        3,000                  10,125

Alaska Air Group, Inc. (a)        300                    15,206

America West Holding Corp.        900                    15,300
Class B (a)

ASA Holdings, Inc.                700                    23,494

Atlantic Coast Airlines           700                    22,400
Holdings (a)

Atlas Air, Inc. (a)               600                    18,075

Comair Holdings, Inc.             1,600                  60,200

Continental Airlines, Inc.        1,100                  38,088
Class B (a)

Frontier Airlines, Inc. (a)       1,500                  13,500

Mesa Air Group, Inc. (a)          500                    3,406

Mesaba Holdings, Inc. (a)         800                    12,200

Midway Airlines Corp. (a)         300                    3,863

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

TRANSPORTATION - CONTINUED

AIR TRANSPORTATION - CONTINUED

Midwest Express Holdings,         750                   $ 20,156
Inc. (a)

Navigant International, Inc.      1,400                  7,875
(a)

Northwest Airlines Corp.          2,000                  50,000
Class A (a)

SkyWest, Inc.                     600                    18,863

Transportation World              1,300                  7,719
Airlines, Inc. (a)

Travel Services                   600                    9,150
International, Inc. (a)

UAL Corp. (a)                     1,300                  77,675

Viad Corp.                        1,800                  47,588

World Airways, Inc. (a)           800                    900

                                                         497,146

RAILROADS - 0.3%

ABC Rail Products Corp. (a)       100                    1,413

Florida East Coast Industries     500                    13,563

Kansas City Southern              2,400                  112,200
Industries, Inc.

MotivePower Industries, Inc.      500                    13,781
(a)

Railtex, Inc. (a)                 100                    1,088

Trinity Industries, Inc.          900                    29,644

Westinghouse Air Brake Co.        400                    7,925

Wisconsin Central                 800                    11,000
Transportation Corp. (a)

                                                         190,614

SHIPPING - 0.1%

Alexander & Baldwin, Inc.         1,600                  31,600

Gulfmark Offshore, Inc. (a)       100                    1,200

Hvide Marine, Inc. (a)            1,000                  4,563

International Shipholding         100                    1,575
Corp.

Kirby Corp. (a)                   275                    4,675

Marine Transport Corp. (a)        30                     83

OMI Corp. (a)                     300                    469

Trico Marine Services, Inc.       1,000                  4,500
(a)

                                                         48,665

TRUCKING & FREIGHT - 0.8%

Air Express International         1,100                  19,319
Corp.

Airborne Freight Corp.            1,200                  46,800

AirNet Systems, Inc. (a)          400                    3,450

American Freightways Corp. (a)    800                    12,475

Arkansas Best Corp. (a)           1,300                  9,994

Arnold Industries, Inc.           300                    4,575

C.H. Robinson Worldwide, Inc.     1,300                  34,125

Carey International, Inc. (a)     400                    7,025

Celadon Group, Inc. (a)           700                    7,263

Circle International Group,       400                    6,850
Inc.

CNF Transportation, Inc.          1,200                  50,700

Consolidated Freightways          1,000                  14,500
Corp. (a)

Covenant Transport, Inc.          600                    10,875
Class A (a)

Dynamex, Inc. (a)                 1,500                  5,531

Eagle USA Airfreight, Inc. (a)    800                    23,100

Expeditors International of       700                    32,594
Washington, Inc.



                                 SHARES                 VALUE (NOTE 1)

Fritz Companies, Inc. (a)         600                   $ 4,463

Frozen Food Express               100                    756
Industries, Inc.

Heartland Express, Inc. (a)       400                    6,450

Hub Group, Inc. Class A (a)       100                    1,950

Hunt (J.B.) Transport             600                    14,100
Services, Inc.

Jevic Transportaion, Inc. (a)     500                    2,875

Knights Transportation, Inc.      150                    3,188
(a)

Landstar System, Inc. (a)         200                    7,544

M.S. Carriers, Inc. (a)           100                    2,700

Mark VII, Inc. (a)                100                    1,681

Old Dominion Freight Lines,       100                    1,100
Inc. (a)

Pittston Co. (Burlington          400                    2,875
Group)

Roadway Express, Inc.             500                    7,688

Rollins Truck Leasing Corp.       850                    9,031

Simon Transportation              500                    2,375
Services, Inc. Class A (a)

Swift Transportation Co.,         1,100                  32,931
Inc. (a)

Trailer Bridge, Inc. (a)          100                    253

Transit Group, Inc. (a)           100                    438

US Xpress Enterprises, Inc.       600                    9,600
(a)

USA Truck, Inc. (a)               100                    1,156

USFreightways Corp.               800                    25,500

Werner Enterprises, Inc.          775                    13,853

XTRA Corp.                        600                    23,925

Yellow Corp. (a)                  800                    14,300

                                                         479,908

TOTAL TRANSPORTATION                                     1,216,333

UTILITIES - 8.7%

CELLULAR - 1.1%

Advanced Radio Telecom Corp.      400                    3,200
(a)

Aerial Communications, Inc.       600                    4,200
(a)

American Mobile Satellite         300                    1,294
Corp. (a)

Applied Cellular Technology,      2,300                  6,325
Inc. (a)

Arch Communications Group,        100                    150
Inc. (a)

Associated Group, Inc. Class      1,000                  49,813
A (a)

Boston Communications Group,      100                    1,150
Inc. (a)

Cellnet Data Systems, Inc. (a)    1,800                  11,363

Cellular Communication of         500                    12,313
Puerto Rico, Inc.

Cellular Communications           200                    15,713
International, Inc. (a)

Century Telephone                 1,850                  114,238
Enterprises, Inc.

CoreComm Ltd. (a)                 500                    18,688

General Communications, Inc.      400                    1,950
Class A (a)

Geotek Communications, Inc.       2,000                  44
(a)

LCC International, Inc. (a)       500                    2,750

Lightbridge, Inc. (a)             100                    475

Metrocall, Inc. (a)               1,700                  6,800

PageMart Wireless, Inc. Class     500                    3,000
A (a)

Paging Network, Inc. (a)          2,900                  11,600

Powertel, Inc. (a)                800                    10,400

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

QUALCOMM, Inc.                    1,400                 $ 102,200

Rural Cellular Corp. Class A      100                    1,400
(a)

SkyTel Communications, Inc.       1,100                  19,800
(a)

Telephone & Data Systems,         1,500                  75,375
Inc.

Teligent, Inc. Class A (a)        400                    15,725

United States Cellular Corp.      2,300                  96,888
(a)

USCI, Inc. (a)                    100                    19

Vanguard Cellular Systems,        1,200                  33,450
Inc. Class A (a)

Western Wireless Corp. Class      1,300                  35,181
A (a)

                                                         655,504

ELECTRIC UTILITY - 3.6%

Allegheny Energy, Inc.            2,400                  71,250

Avista Corp.                      1,900                  31,113

BEC Energy                        700                    25,506

Black Hills Corp.                 250                    5,625

Calenergy, Inc. (a)               1,700                  47,706

Calpine Corp. (a)                 900                    29,475

Central Hudson Gas & Electric     400                    14,500
Corp.

Central Vermont Public            100                    1,163
Service Corp.

CILCORP, Inc.                     500                    29,719

Citizens Utilities Co. Class B    7,566                  57,691

CLECO Corp.                       700                    20,563

CMP Group, Inc.                   1,100                  18,563

CMS Energy Corp.                  1,900                  78,613

Commonwealth Energy System        300                    10,838

Conectiv, Inc.                    2,000                  42,375

DPL, Inc.                         4,300                  76,594

DQE, Inc.                         1,800                  68,738

Eastern Utilities Associates      1,100                  31,281

El Paso Electric Co. (a)          3,000                  21,563

Empire District Electric Co.      200                    4,638

Energy East Corp.                 1,600                  85,800

Florida Progress Corp.            2,000                  80,250

Hawaiian Electric Industries,     1,200                  41,850
Inc.

IDACORP, Inc.                     1,200                  37,275

Illinova Corp.                    1,400                  33,250

Interstate Energy Corp.           1,939                  53,444

IPALCO Enterprises, Inc.          1,300                  62,319

Kansas City Power & Light Co.     1,700                  43,350

KTI, Inc. (a)                     600                    10,800

LG&E Energy Corp.                 3,002                  68,483

Madison Gas & Electric Co.        200                    4,025

Midamerican Energy Holdings       1,400                  37,800
Co.

Minnesota Power, Inc.             1,200                  48,225

Montana Power Co.                 1,400                  85,225

Nevada Power Co.                  1,600                  38,300

New England Electric System       1,000                  48,688

NIPSCO Industries, Inc.           2,000                  51,875



                                 SHARES                 VALUE (NOTE 1)

Northeast Utilities (a)           1,900                 $ 28,381

Northwestern Corp.                1,100                  26,469

OGE Energy Corp.                  2,300                  54,913

Orange & Rockland Utilities,      300                    16,838
Inc.

Otter Tail Power Co.              100                    3,706

Pinnacle West Capital Corp.       2,400                  86,700

Potomac Electric Power Co.        2,300                  56,063

Public Service Co. of New         1,800                  27,675
Mexico

Puget Sound Power & Light Co.     1,900                  45,838

Rochester Gas & Electric          1,200                  31,350
Corp.

SCANA Corp.                       1,800                  42,300

Sierra Pacific Resources          900                    30,881

SIGCORP, Inc.                     800                    23,000

TECO Energy, Inc.                 3,700                  80,013

Thermo Ecotek Corp. (a)           300                    2,475

TNP Enterprises, Inc.             500                    14,625

Unisource Energy Corp. (a)        500                    5,781

United Illuminating Co.           200                    8,875

Utilicorp United, Inc.            1,900                  65,313

Wisconsin Energy Corp.            2,000                  51,125

WPS Resources Corp.               700                    20,825

                                                         2,241,619

GAS - 1.3%

AGL Resources, Inc.               1,900                  36,219

Aquila Gas Pipeline Corp.         200                    1,750

Atmos Energy Corp.                800                    19,200

Cascade Natural Gas Corp.         100                    1,581

Colonial Gas Co.                  100                    3,431

Connecticut Energy Corp.          100                    2,606

CTG Resources, Inc.               200                    4,600

Dynegy, Inc.                      2,700                  32,400

El Paso Energy Corp.              2,700                  98,381

Energen Corp.                     400                    5,600

Equitable Resources, Inc.         1,100                  28,463

Indiana Energy, Inc.              266                    5,320

K N Energy, Inc.                  2,250                  47,109

KeySpan Energy                    3,460                  91,690

Laclede Gas Co.                   200                    4,600

MCN Energy Group, Inc.            2,000                  35,625

MDU Resources Group, Inc.         1,250                  29,375

Mitchell Energy & Development     700                    7,788
Corp. Class A

National Fuel Gas Co.             1,100                  44,344

New Jersey Resources Corp.        900                    31,444

Northwest Natural Gas Co.         1,300                  31,809

NUI Corp.                         100                    2,294

Piedmont Natural Gas Co.,         900                    30,713
Inc.

Public Service Co. of North       300                    8,850
Carolina, Inc.

Questar Corp.                     2,300                  41,113

SEMCO Energy, Inc.                105                    1,654

South Jersey Industries, Inc.     100                    2,431

Southern Union Co.                315                    5,985

Southwest Gas Corp.               1,100                  31,625

COMMON STOCKS - CONTINUED

                                 SHARES                 VALUE (NOTE 1)

UTILITIES - CONTINUED

GAS - CONTINUED

Southwestern Energy Co.           300                   $ 1,669

UGI Corp.                         1,000                  20,313

Washington Gas Light Co.          1,300                  31,119

Western Resources, Inc.           1,800                  50,738

WICOR, Inc.                       1,100                  23,238

Yankee Energy System, Inc.        100                    2,444

                                                         817,521

TELEPHONE SERVICES - 2.5%

Aliant Communications, Inc.       1,100                  43,863

Allegiance Telecom, Inc. (a)      900                    21,544

Atlantic Tele-Network, Inc.       140                    1,540

CFW Communications Co.            100                    2,138

Cincinnati Bell, Inc.             2,600                  51,350

Commonwealth Telephone            200                    6,475
Enterprises, Inc. (a)

COMSAT Corp. Series 1             1,300                  38,025

CTC Communications Corp. (a)      800                    10,400

e.spire Communications, Inc.      1,300                  7,150
(a)

FirstCom Corp. (a)                1,100                  3,025

Global TeleSystems Group,         1,300                  72,150
Inc. (a)

GST Telecommunications, Inc.      1,600                  11,200
(a)

Hyperion Telecommunications,      1,200                  13,500
Inc. Class A (a)

ICG Communications, Inc. (a)      700                    13,169

ITC DeltaCom, Inc. (a)            800                    11,600

IXC Communications, Inc.          729                    37,908

Level 3 Communications, Inc.      6,900                  386,400
(a)

Mastech Corp. (a)                 900                    22,444

McLeodUSA, Inc. Class A (a)       1,700                  65,450

Metromedia Fiber Network,         1,800                  78,300
Inc. Class A (a)

NEXTLINK Communications, Inc.     600                    27,450
Class A (a)

North Pittsburgh Systems,         100                    1,394
Inc.

Pacific Gateway Exchange,         600                    15,000
Inc. (a)

PLD Telekom, Inc. (a)             1,000                  1,864

Primus Telecommunications         961                    10,511
Group, Inc. (a)

Qwest Communications              7,610                  467,539
International, Inc. (a)

RCN Corp. (a)                     1,500                  36,000

Source Media, Inc. (a)            500                    8,094

STAR Telecommunications, Inc.     715                    9,295
(a)

Startec Global Communications     600                    5,475
Corp. (a)

Tel-Save.com, Inc. (a)            1,900                  18,881

Telegroup, Inc. (a)               1,000                  188

Transaction Network Services,     600                    11,775
Inc. (a)

U.S. LEC Corp. Class A            700                    10,106



                                 SHARES                 VALUE (NOTE 1)

USN Communications, Inc. (a)      700                   $ 350

Viatel, Inc. (a)                  600                    11,475

West Teleservices Corp. (a)       900                    8,888

WinStar Communications, Inc.      800                    25,200
(a)

                                                         1,567,116

WATER - 0.2%

American States Water Co.         100                    2,819

American Water Works, Inc.        2,100                  63,525

Aquarion Co.                      100                    3,381

Consumers Water Co.               100                    2,984

E Town Corp.                      100                    4,294

Pennsylvania Enterprises,         100                    2,250
Inc.

Philadelphia Suburban Corp.       833                    18,118

United Water Resources, Inc.      500                    9,625

                                                         106,996

TOTAL UTILITIES                                          5,388,756

TOTAL COMMON STOCKS                                      61,030,876
(Cost $63,183,923)

PREFERRED STOCKS - 0.0%



CONVERTIBLE PREFERRED STOCKS
- 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Kimco Realty Corp. Series D       108                    2,673
$1.875

Prime Retail, Inc. Series B,      60                     938
$2.13

                                                         3,611

NONCONVERTIBLE PREFERRED
STOCKS - 0.0%

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE - 0.0%

Price Enterprises, Inc.           900                    13,163
Series A $1.40

HEALTH - 0.0%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Mediq, Inc. Series A $1.30        7                      39
(a)

TOTAL NONCONVERTIBLE                                     13,202
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                   16,813
(Cost $17,146)


U.S. TREASURY OBLIGATIONS -
1.3%

                                                      PRINCIPAL AMOUNT

U.S. Treasury Bills, yield at                         $ 772,000                              767,609
date  of purchase 4.25% to
4.7% 3/4/99 to 6/3/99 (b)
(Cost $767,574)

TOTAL INVESTMENT IN                                                                        $ 61,815,298
SECURITIES - 100%
(Cost $63,968,643)

FUTURES CONTRACTS

                                 EXPIRATION DATE      UNDERLYING FACE AMOUNT                UNREALIZED GAIN/(LOSS)

PURCHASED

5 S&P 500 Stock Index Contracts  Mar. 1999            $ 1,554,375                           $ 5,271

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENTS IN
SECURITIES - 2.5%


LEGEND
(a) Non-income producing

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $33,250.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $45,443,987 and $13,597,892, respectively.

The market value of futures contracts opened and closed during the period amounted to $58,443,174 and $61,285,738, respectively.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $13,530,321. The fund received cash collateral of $13,723,729 which was invested in the Bankers Trust Institutional Daily Asset Fund. The fund also received non-cash collateral of $261,013 which represents U.S. Treasury obligations.

INCOME TAX INFORMATION

At February 28, 1999, the aggregate cost of investment securities for income tax purposes was $64,123,166. Net unrealized depreciation aggregated $2,307,868, of which $9,358,925 related to appreciated investment securities and $11,666,793 related to depreciated investment securities.

The fund hereby designates approximately $557,000 as a capital gain dividend for the dividend paid deduction.

A total of 29% of the dividends distributed during the fiscal year qualifies for the dividends received deductions for corporate shareholders.

The fund will notify shareholders in January 2000 of the percentages for use in preparing 1999 income tax returns.

SPARTAN EXTENDED MARKET INDEX FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                       FEBRUARY 28, 1999

ASSETS

Investment in securities, at                 $ 61,815,298
value  (cost $63,968,643) -
See accompanying schedule

Cash                                          3,204

Receivable for investments                    190,065
sold

Receivable for fund shares                    663,615
sold

Dividends receivable                          43,202

Interest receivable                           7,415

Purchase fees receivable                      4,951

Other receivables                             86

Investment of cash collateral                 13,723,729
received for securities
loaned

Receivable from investment                    5,443
adviser for expense
reductions

 TOTAL ASSETS                                 76,457,008

LIABILITIES

Payable for fund shares         $ 207,273
redeemed

Payable for daily variation      8,641
on  futures contracts

Other payables and  accrued      42,667
expenses

Collateral on securities         13,723,729
loaned,  at value

 TOTAL LIABILITIES                            13,982,310

NET ASSETS                                   $ 62,474,698

Net Assets consist of:

Paid in capital                              $ 62,234,103

Undistributed net investment                  177,510
income

Accumulated undistributed net                 2,211,159
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   (2,148,074)
(depreciation) on investments

NET ASSETS, for 2,433,837                    $ 62,474,698
shares outstanding

NET ASSET VALUE, offering                     $25.67
price  and redemption price
per share ($62,474,698
(divided by) 2,433,837
shares) A

A OFFERING PRICE PER SHARE DOES NOT INCLUDE THE EFFECT OF THE PURCHASE
FEE.

STATEMENT OF OPERATIONS
                            YEAR ENDED FEBRUARY 28, 1999

INVESTMENT INCOME                              $ 596,012
Dividends

Interest (including income on                   172,573
securities loaned of $76,989)

 TOTAL INCOME                                   768,585

EXPENSES

Management fee and               $ 149,028
sub-advisory fees

Transfer agent fees               72,869

Accounting fees                   60,602

Non-interested trustees'          166
compensation

Registration fees                 79,101

Audit                             38,512

Legal                             445

Miscellaneous                     122

 Total expenses before            400,845
reductions

 Expense reductions               (247,395)     153,450

NET INVESTMENT INCOME                           615,135

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            2,316,154

 Foreign currency transactions    (39)

 Futures contracts                758,803       3,074,918

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (3,723,227)

 Futures contracts                (48,614)      (3,771,841)

NET GAIN (LOSS)                                 (696,923)

NET INCREASE (DECREASE) IN                     $ (81,788)
NET ASSETS RESULTING FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET       YEAR ENDED FEBRUARY 28, 1999  NOVEMBER 5, 1997
ASSETS                                                         (COMMENCEMENT OF OPERATIONS)
                                                               TO FEBRUARY 28, 1998

Operations Net investment        $ 615,135                     $ 98,519
income

 Net realized gain (loss)         3,074,918                     197,160

 Change in net unrealized         (3,771,841)                   1,623,767
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (81,788)                      1,919,446
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (480,843)                     (57,356)
From net investment income

 From net realized gain           (1,053,874)                   -

 TOTAL DISTRIBUTIONS              (1,534,717)                   (57,356)

Share transactions Net            60,271,075                    36,182,093
proceeds from sales of shares

 Reinvestment of distributions    1,464,744                     57,314

 Cost of shares redeemed          (33,355,405)                  (3,121,662)

 NET INCREASE (DECREASE) IN       28,380,414                    33,117,745
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Purchase fees                     456,042                       274,912

  TOTAL INCREASE (DECREASE)       27,219,951                    35,254,747
IN NET ASSETS

NET ASSETS

 Beginning of period              35,254,747                    -

 End of period (including        $ 62,474,698                  $ 35,254,747
undistributed net investment
income of $177,510 and
$48,883, respectively)

OTHER INFORMATION
Shares

 Sold                             2,346,010                     1,440,826

 Issued in reinvestment of        57,682                        2,358
distributions

 Redeemed                         (1,287,002)                   (126,037)

 Net increase (decrease)          1,116,690                     1,317,147




FINANCIAL HIGHLIGHTS
YEARS ENDED FEBRUARY 28,         1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 26.77   $ 25.00
period

Income from Investment
Operations

Net investment income D           .32       .11

Net realized and unrealized       (.92)     1.43
gain (loss)

Total from investment             (.60)     1.54
operations

Less Distributions

 From net investment income       (.22)     (.07)

From net realized gain            (.52)     -

Total distributions               (.74)     (.07)

Purchase fees added to paid       .24       .30
in capital

Net asset value, end of period   $ 25.67   $ 26.77

TOTAL RETURN B, C                 (1.33)%   7.39%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 62,475  $ 35,255
(000 omitted)

Ratio of expenses to average      .31% F    .26% A, F
net assets

Ratio of net investment           1.25%     1.44% A
income to average net assets

Portfolio turnover rate           29%       40% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.

E FOR THE PERIOD
NOVEMBER 5, 1997
(COMMENCEMENT OF OPERATIONS)
TO FEBRUARY 28, 1998.

F FMR
AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

SPARTAN INTERNATIONAL INDEX FUND
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and the effect of the 1.00% purchase fee. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,   PAST 1 YEAR  LIFE OF FUND
1999

SPARTAN INTERNATIONAL INDEX  6.58%        18.12%

SPARTAN INTERNATIONAL INDEX  5.51%        16.94%
(INCL. 1.00% PURCHASE FEE)

MSCI EAFE                    5.19%        15.67%

International Funds Average  1.61%        n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the fund's performance stacked up against its peers, you can compare it to the International Funds Average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 544 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED FEBRUARY 28,   PAST 1 YEAR  LIFE OF FUND
1999

SPARTAN INTERNATIONAL INDEX  6.58%        13.50%

SPARTAN INTERNATIONAL INDEX  5.51%        12.64%
(INCL. 1.00% PURCHASE FEE)

MSCI EAFE                    5.19%        11.71%

International Funds Average  1.61%        n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             SPARTAN INTL INDEX          MS EAFE (NET MA TAX)
             00399                       MS001
  1997/11/05       9900.00                    10000.00
  1997/11/30       9804.96                     9790.87
  1997/12/31       9872.76                     9878.11
  1998/01/31      10337.22                    10331.71
  1998/02/28      10972.38                    10996.56
  1998/03/31      11258.20                    11337.23
  1998/04/30      11453.36                    11428.83
  1998/05/31      11401.44                    11375.46
  1998/06/30      11513.26                    11463.62
  1998/07/31      11637.06                    11581.92
  1998/08/31       9855.96                    10149.13
  1998/09/30       9883.91                     9840.18
  1998/10/31      11014.07                    10868.19
  1998/11/30      11541.21                    11427.14
  1998/12/31      11969.61                    11880.11
  1999/01/31      11993.94                    11847.20
  1999/02/26      11693.89                    11567.02
IMATRL PRASUN   SHR__CHT 19990228 19990415 100945 R00000000000019

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan International Index Fund on November 5, 1997, when the fund started, and the current 1.00% purchase fee was paid. As the chart shows, by February 28, 1999, the value of the investment would have been $11,694 - a 16.94% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $11,567 - a 15.67% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

SPARTAN INTERNATIONAL INDEX FUND
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Richard Vella)

An interview with
Richard Vella, Portfolio Manager of Spartan
International Index Fund for Bankers Trust, sub-adviser of the fund

Q. HOW DID THE FUND PERFORM, RICHARD?

A. For the 12 months that ended February 28, 1999, the fund posted a total return of 6.58% (figure does not include the purchase fee). In comparison, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index returned 5.19%. Fund peformance also compares favorably to the International funds average, which returned 1.61% during the 12-month period, according to Lipper Inc.

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PERIOD?

A. While fund performance improved dramatically during the past six months, it was a difficult and volatile period for many international stock markets over the past year. The Asian crisis, fears of emerging-market currency devaluations, Russia's economic collapse and worries about Latin America kept investors on the edge of their seats during most of 1998. While the majority of market indexes in Europe, Japan and Asia ended up with gains during the period, the twists and turns that these markets experienced left most investors feeling a bit queasy. For the six-month period that ended August 31, 1998, the MSCI EAFE index was down -7.71%. However, the picture was bleaker for other indexes, such as the TOPIX - a broad measure of the Japanese stock market performance - which was down -21.84% during the same six-month period. This bearish environment, however, was quickly reversed in the last quarter of 1998 when the U.S. Federal Reserve Board stepped in to restore confidence and liquidity to the global financial markets with three interest-rate cuts. Most of the markets included in the EAFE index surged ahead in the fourth quarter of 1998 and early 1999.

Q. EUROPE IS THE FUND'S LARGEST INDEX WEIGHTING, REPRESENTING OVER HALF OF THE FUND'S ASSETS. HOW DID THE EUROPEAN MARKETS PERFORM?

A. Global trends drove performance for the major European markets during 1998. The U.K., Germany, France and Switzerland all experienced significant volatility amidst global financial upheaval in the third quarter of 1998. However, by year's-end, all of these markets staged impressive recoveries against a backdrop of historically low interest rates and renewed investor confidence. British Telecommunications and SmithKline Beecham were among the fund's top performers.

Q. JAPAN IS ANOTHER MAJOR COMPONENT OF THE MSCI EAFE INDEX. HOW DID THIS MARKET PERFORM?

A. During most of 1998, Japanese investors were hopeful of an economic turnaround that, unfortunately, failed to materialize. While their economy remains in recession and consumer spending is weak, the Japanese market rallied late in the period, spurred by an unprecedented and sudden appreciation of the yen against the dollar. Their market received an additional boost in the form of the Japanese government's largest fiscal stimulus package in its history. Two holdings that provided slight gains during the period were Nippon Telegraph & Telephone and Toyota Motor Corp.

Q. DID ANY OTHER OVERSEAS MARKETS HAVE A SIGNIFICANT IMPACT ON THE
FUND'S RETURN?

A. Not really. Outside of Europe and Japan, the fund's exposure to other regions is relatively small. While Hong Kong and Australia represent approximately 4% of the fund's combined investments, they had a marginal impact on total return.

Q. WHAT'S YOUR OUTLOOK, RICHARD?

A. I'm optimistic that Europe's economies could continue to improve. However, corporate earnings must be strong to support prevailing valuations. If earnings disappoint, more stock market corrections could become reality. As for the situation in Japan, there are glimmers of economic improvement. Toward the end of the period, we began to see Japanese companies and the government adopt a more shareholder-friendly focus. Lastly, emerging markets still appear to be a question mark at this point. Continuing economic and currency concerns, combined with political and social unrest, provide a difficult backdrop for a fast recuperation.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. FOR MORE INFORMATION, SEE PAGE A-2. NOTE TO SHAREHOLDERS:

On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG. The merger is contingent upon various regulatory approvals. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, Fidelity Management & Research Co. and Bankers Trust or its successor by merger that would be effective at the time of the merger. This agreement will be presented to the fund's shareholders for approval.

Shares purchased after April 28, 1999 will no longer be subject to a 1.00% purchase fee. However, the fund will deduct a short-term trading fee of 1.00% from the redemption amount if you sell shares purchased after April 28, 1999 after holding them for less than 90 days. The fee is paid to the fund, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

(checkmark)FUND FACTS

GOAL: total return that corresponds to that of the MSCI EAFE index

FUND NUMBER: 399

TRADING SYMBOL: FSIIX

STATE DATE: November 5, 1997

SIZE: as of February 28, 1999, more than $43 million

MANAGER: Richard Vella, since inception

SPARTAN INTERNATIONAL INDEX FUND

INVESTMENT CHANGES





TOP TEN STOCKS AS OF FEBRUARY
28, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Novartis AG (Reg.)              1.5                      1.6
(Switzerland,  Drugs &
Pharmaceuticals)

Glaxo Wellcome PLC  (United     1.3                      1.5
Kingdom,  Drugs &
Pharmaceuticals)

British Telecommunications      1.3                      1.3
PLC (United Kingdom,
Telephone Services)

Royal Dutch Petroleum Co.       1.3                      1.5
(Hague Registry)
(Netherlands, Oil & Gas)

Nippon Telegraph & Telephone    1.3                      1.5
Corp.  (Japan, Telephone
Services)

Deutsche Telekom AG (Germany,   1.3                      0.9
 Telephone Services)

Toyota Motor Corp. (Japan,      1.2                      1.3
Autos, Tires, & Accessories)

Roche Holding AG                1.2                      1.2
participation certificates
(Switzerland,  Drugs &
Pharmaceuticals)

France Telecom SA  (France,     1.2                      0.7
Telephone Services)

DaimlerChrysler AG (Reg.)       1.1                      0.7
(Germany, Autos,  Tires, &
Accessories)


GEOGRAPHIC DIVERSIFICATION (% OF FUND'S INVESTMENTS)
AS OF FEBRUARY 28, 1999

France 9.7%
United Kingdom 22.9%
Germany 10.5%
Switzerland 7.5%
Italy 5.3%
Spain 3.5%
Japan 21.0%
Other 13.6%
Netherlands 6.0%

Row: 1, Col: 1, Value: 9.699999999999999
Row: 1, Col: 2, Value: 10.5
Row: 1, Col: 3, Value: 5.3
Row: 1, Col: 4, Value: 21.0
Row: 1, Col: 5, Value: 6.0
Row: 1, Col: 6, Value: 13.6
Row: 1, Col: 7, Value: 3.5
Row: 1, Col: 8, Value: 7.5
Row: 1, Col: 9, Value: 22.9

PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.

AS OF AUGUST 31, 1998

France 10.1%
United Kingdom 22.5%
Germany 11.0%
Switzerland 8.3%
Italy 5.3%
Japan 20.5%
Spain 3.3%
Other 13.2%
Netherlands 5.8%

Row: 1, Col: 1, Value: 10.1
Row: 1, Col: 2, Value: 11.0
Row: 1, Col: 3, Value: 5.3
Row: 1, Col: 4, Value: 20.5
Row: 1, Col: 5, Value: 5.8
Row: 1, Col: 6, Value: 13.2
Row: 1, Col: 7, Value: 3.3
Row: 1, Col: 8, Value: 8.300000000000001
Row: 1, Col: 9, Value: 22.5

PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF FUTURES CONTRACTS, IF
APPLICABLE.

SPARTAN INTERNATIONAL INDEX FUND

INVESTMENTS FEBRUARY 28, 1999

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 87.7%

                                 SHARES                VALUE (NOTE 1)

AUSTRALIA - 2.4%

Amcor Ltd.                        3,898                $ 19,311

AMP Ltd.                          6,407                 72,239

Australian Gas Light Co.          1,948                 12,719

Boral Ltd.                        4,522                 6,487

Brambles Industries Ltd.          1,489                 37,750

Broken Hill Proprietary Co.       12,217                91,332
Ltd. (The)

Coca-Cola Amatil Ltd.             7,086                 27,788

Coles Myer Ltd.                   7,522                 40,001

Colonial Ltd.                     4,098                 15,430

CSR Ltd.                          5,953                 14,282

Fosters Brewing Group Ltd.        11,933                34,090

General Property Trust            11,062                18,469

Gio Australia Holdings Ltd.       2,266                 6,129

Goodman Fielder Ltd.              5,173                 4,766

James Hardie Industries Ltd.      1,000                 2,195

Lend Lease Corp. Ltd.             3,221                 39,834

M.I.M. Holdings Ltd.              4,861                 2,104

National Australia Bank Ltd.      8,098                 134,449

News Corp. Ltd.                   11,372                79,460

Normandy Mining Ltd.              6,957                 5,937

North Ltd.                        3,027                 4,492

Orica Ltd.                        1,158                 6,194

Pacific Dunlop Ltd.               4,100                 7,124

Pioneer International Ltd.        3,000                 6,020

QBE Insurance Group Ltd.          1,043                 3,902

Rio Tinto Ltd.                    2,331                 29,021

Santos Ltd.                       2,300                 6,343

Smith (Howard) Ltd.               500                   3,710

Southcorp Holdings Ltd.           4,129                 15,830

Tabcorp Holdings Ltd.             1,300                 9,084

Telstra Corp. Ltd.                29,579                150,272

Wesfarmers Ltd.                   577                   5,760

Westfield Trust Unit              7,758                 15,831

Westfield Trust Unit (New)        241                   518

Westpac Banking Corp.             11,639                76,626

WMC Ltd.                          8,363                 25,856

Woolworths Ltd.                   6,565                 21,328

                                                        1,052,683

AUSTRIA - 0.3%

Austria Tabak AG                  150                   11,128

Bank Austria AG                   609                   32,900

Boehler-Uddeholm AG               50                    2,407

Flughafen Wien AG                 90                    3,870

Generali Holding Vienna AG        50                    11,108

Mayr Melnhof Karton AG            60                    2,870

Oesterreichische                  170                   27,364
Elektrizitaetswirtschafts AG
(verbund)

OMV AG                            140                   12,965

VA Technologie AG                 60                    4,664

Wienerberger Baustoffind AG       60                    11,907

                                                        121,183



                                 SHARES                VALUE (NOTE 1)

BELGIUM - 1.8%

Barco Industries NV               76                   $ 13,281

Bekaert SA                        8                     3,299

Cimenteries CBR                   50                    4,418
Cementbedrijven

Colruyt SA                        21                    15,825

D'ieteren SA                      18                    8,414

Delhaize Freres & Compagnie       230                   22,213
Le Lion SA

Electrabel SA                     349                   146,214

Fortis (B)                        4,427                 161,797

Fortis (B):

CVG rights 7/20/01 (a)            196                   929

VVPR STRIP                        1,764                 19

Groupe Bruxelles Lambert SA       140                   26,240

KBC Bancassurance Holding NV      1,840                 142,103

Petrofina SA                      150                   69,656

Solvay & Compagnie SA             470                   32,438

Tractebel                         490                   86,598

UCB SA                            800                   41,719

Union Miniere SA                  100                   3,272

                                                        778,435

DENMARK - 0.7%

A/S Dampskibsselskabet            5                     45,228
Svenborg

Carlsberg AS:

Class A                           200                   9,016

Class B                           100                   4,671

D/S 1912 Class B                  5                     31,511

Danisco AS                        326                   15,953

Den Danske Bank Group AS          300                   33,365

International Service Systems     137                   8,492
AS Class B

Novo-Nordisk AS Class B           369                   42,516

Tele Danmark AS Class B           651                   78,580

Unidanmark AS Class A             200                   14,295

                                                        283,627

FINLAND - 1.6%

Instrumentarium OY:

Class A                           100                   2,977

Class B                           19                    574

Kemira OY                         500                   3,032

Kesko OY                          900                   12,840

Merita Ltd. Series A              4,600                 27,031

Metra OY Series B                 200                   3,749

Outokumpu OY Class A              1,300                 11,452

OY Nokia AB:

Series A                          2,800                 379,750

Series K                          800                   109,500

Pohjola Group Insurance Corp.:

Class A                           100                   5,513

Class B                           100                   5,513

Raisio Group PLC                  1,300                 8,026

Sampo Insurance Co. Ltd.          400                   13,274

Sonera Group PLC                  2,600                 44,861

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

FINLAND - CONTINUED

Teito Corp. Class B               400                  $ 16,096

UPM-Kymmene Corp.                 1,900                 49,541

                                                        693,729

FRANCE - 8.1%

Accor SA                          186                   43,474

Alcatel Alsthom Compagnie         1,081                 117,221
Generale d'Electricite SA
(RFD)

Axa SA                            1,808                 236,806

Axa SA rights 12/31/01 (a)        22                    115

Banque Nationale de Paris         1,241                 99,468

BIC Ste                           200                   10,364

Bouygues                          118                   29,467

Canal Plus SA                     190                   59,617

Cap Gemini SA                     394                   68,416

Carrefour Supermarche SA          206                   147,398

Casino Guichard Perrachon et      438                   40,418
Compagnie

Coflexip SA                       35                    2,178

Compagnie de St. Gobain           510                   79,618

Compagnie Financiere de           768                   66,468
Paribas  Class A (Reg.)

Dassault Systemes SA              326                   12,975

Elf Aquitaine                     1,444                 149,093

Eridania Beghin Say Group         100                   14,553

Essilor International SA          50                    19,184

France Telecom SA                 5,347                 502,555

Groupe Danone                     397                   99,312

L'Air Liquide                     465                   69,620

L'Oreal SA                        356                   219,794

Lafarge SA                        531                   50,639

Lagardere S.C.A. (Reg.)           450                   17,364

Legrand SA                        171                   35,274

LVMH Moet Hennessy Louis          501                   107,156
Vuitton

Michelin SA (Compagnie            749                   33,526
Generale des Etablissements)
Class B

Pechiney SA Class A               207                   6,869

Pernod-Ricard                     250                   14,856

Peugeot SA                        295                   39,516

Pinault Printemps SA              637                   106,116

Promodes                          85                    54,400

Rhone-Poulenc SA Class A          1,734                 79,764

Sagem SA                          7                     4,059

Sanofi SA                         592                   104,625

Schneider SA                      798                   47,069

Seita                             135                   8,037

Sidel SA                          78                    5,512

Simco SA (Reg.)                   124                   11,087

Societe Generale, France          575                   84,757
Class A

Sodexho Alliance SA               220                   36,188

Suez Lyonnaise des Eaux           729                   146,358

Technip SA                        53                    4,791

Thomson CSF                       1,070                 31,851



                                 SHARES                VALUE (NOTE 1)

Total SA Class B                  1,242                $ 128,237

Usinor Sacilor                    900                   11,093

Valeo SA                          252                   21,157

Vivendi SA                        835                   218,640

                                                        3,497,055

GERMANY - 8.9%

Aachener & Muenchener             200                   26,681
Beteiligungs AG (Reg.)

Adidas-Salomon AG                 250                   24,255

Allianz AG (Reg.)                 1,323                 406,951

BASF AG                           3,500                 122,322

Bayer AG                          4,100                 144,874

Bayerische Hypo-und               2,425                 138,491
Vereinsbank AG

Beiersdorf AG                     250                   18,467

CKAG Colonia Konzern AG           100                   8,787
(Bearer)

Continental Gummi-Werke AG        350                   8,790

DaimlerChrysler AG (Reg.)         5,192                 487,724

Degussa-Huels AG (a)              350                   12,059

Deutsche Bank AG                  2,950                 154,650

Deutsche Lufthansa AG (Reg.)      2,400                 53,793

Deutsche Telekom AG               11,900                542,502

Dresdner Bank AG                  2,550                 89,121

Heidelberger Zement AG            300                   20,391

Hochtief AG                       250                   8,269

Karstadt AG                       50                    19,013

Linde AG                          50                    27,786

Man AG, Muenchen                  50                    13,456

Mannesmann AG                     2,000                 266,276

Merck Kgaa                        950                   34,773

Metro AG                          1,530                 108,159

Munich Reinsurance AG:

warrants 7/1/02 (a)               16                    609

(Reg.)                            466                   94,379

(RFD) (a)                         466                   93,351

Preussag AG                       100                   48,207

RWE AG                            2,350                 103,765

SAP AG (Systeme Anwendungen       350                   119,143
Produkte)

Schering AG                       350                   45,113

SGL Carbon AG                     50                    2,381

Siemens AG                        3,150                 197,954

Thyssen AG                        250                   50,743

Veba AG                           2,700                 143,688

Viag AG                           150                   80,538

Volkswagen AG                     1,600                 103,194

                                                        3,820,655

HONG KONG - 1.4%

Bank of East Asia Ltd.            5,267                 7,410

Cathay Pacific Airways Ltd.       13,000                14,514

Cheung Kong Holdings Ltd.         11,000                74,895

CLP Holdings Ltd.                 11,500                54,179

Hang Lung Development Co.         5,000                 4,808
Ltd.

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

HONG KONG - CONTINUED

Hang Seng Bank Ltd.               8,900                $ 72,372

Hong Kong & China Gas Co.         19,200                22,304
Ltd.

Hong Kong & China Gas Co.         600                   22
Ltd. warrants 9/30/99 (a)

Hong Kong & Shanghai Hotels       5,000                 3,388
Ltd. (The)

Hong Kong Telecommunications      43,834                73,696
Ltd.

Hopewell Holdings Ltd.            2,200                 965

Hutchison Whampoa Ltd.            18,000                124,879

Hysan Development Ltd.            4,047                 4,858

Hysan Development Ltd.            400                   1
warrants 4/30/99 (a)

Johnson Electric Holdings         4,000                 10,584
Ltd.

New World Development Co.         9,620                 17,694
Ltd.

Shangri-La Asia Ltd.              6,000                 4,298

Sino Land Co. Ltd.                12,869                6,146

South China Morning Post          8,000                 3,433
Holdings

Sun Hung Kai Properties Ltd.      11,215                76,359

Swire Pacific Ltd. Class A        5,500                 22,504

Television Broadcasts Ltd.        2,000                 5,950

Wharf Holdings Ltd.               8,000                 9,242

Wharf Holdings Ltd. warrants      400                   16
12/31/99 (a)

                                                        614,517

IRELAND - 0.4%

Allied Irish Banks PLC            4,379                 76,280

CRH PLC                           1,978                 36,855

Independent Newspapers PLC        982                   3,708

Irish Life PLC                    921                   9,301

Irish Permanent PLC               492                   7,865

Kerry Group PLC Class A           611                   7,881

Ryanair Holdings PLC (a)          876                   6,567

Smurfit (Jefferson) Group PLC     3,875                 8,331

                                                        156,788

ITALY - 3.7%

Alitalia Linee Aeree Italiane     9,500                 35,674
Class A

Assicurazioni Generali Spa        4,905                 191,543

Banca Commerciale Italiana Spa    9,471                 59,591

Banca Intesa Spa                  8,137                 44,828

Benetton Group Spa                7,040                 11,526

Bulgari Spa                       1,231                 6,171

Edison Spa                        3,698                 34,198

Eni Spa sponsored ADR             37,447                219,679

Fiat Spa                          18,442                56,016

Istituto Nazionale Delle          20,657                49,990
Assicurazioni Spa

Italcementi Spa                   721                   8,191

Italgas Spa                       2,725                 13,901

La Rinascente Spa                 879                   7,801

Mediaset Spa                      5,355                 50,862

Mediobanca Spa                    2,005                 23,051

Mediobanca Spa warrants           334                   878
12/31/00 (a)



                                 SHARES                VALUE (NOTE 1)

Montedison Spa                    23,826               $ 23,886

Olivetti & Co. Spa                10,225                31,565

Parmalat Finanziaria Spa          5,994                 8,485

Pirelli Spa                       8,189                 23,934

Riunione Adriatica di Sicurta     1,267                 13,381
(RSA) Spa

San Paolo-IMI Spa                 7,464                 130,003

Sirti Spa                         981                   5,862

Telecom Italia Mobile Spa         31,493                213,986

Telecom Italia Spa                17,783                189,274

Unicredito Italiano Spa           23,563                122,721

Unione Immobiliare Spa (a)        20,657                11,389

                                                        1,588,386

JAPAN - 18.6%

77 Bank Ltd.                      3,000                 26,686

Acom Co. Ltd.                     600                   35,330

Advantest Corp.                   1,100                 83,251

Ajinomoto Co., Inc.               3,000                 32,684

Alps Electric Co. Ltd.            1,000                 17,304

Amada Co. Ltd.                    2,000                 9,811

Aoyama Trading Co. Ltd.           600                   16,128

Asahi Bank Ltd.                   14,000                61,151

Asahi Breweries Ltd.              3,000                 39,614

Asahi Chemical Industry Co.       9,000                 43,016
Ltd.

Asahi Glass Co. Ltd.              7,000                 46,392

Bank of Tokyo-Mitsubishi Ltd.     25,000                300,294

Bank of Yokohama Ltd.             5,000                 9,870

Bridgestone Corp.                 5,000                 111,508

Canon, Inc.                       5,000                 106,678

Casio Computer Co. Ltd.           1,000                 6,644

Chiba Bank                        5,000                 18,480

Chugai Pharmaceutical Co.         1,000                 9,534
Ltd.

Citizen Watch Co. Ltd.            1,000                 6,745

Cosmo Oil Co. Ltd.                3,000                 4,234

Credit Saison Co. Ltd.            700                   14,670

Dai Ei, Inc.                      3,000                 7,434

Dai Nippon Printing Co. Ltd.      4,000                 55,472

Daiichi Pharmaceutical Co.        2,000                 30,340
Ltd.

Daikin Industries Ltd.            1,000                 7,980

Dainippon Ink & Chemicals,        3,000                 8,895
Inc.

Daiwa House Industry Co. Ltd.     3,000                 30,643

Daiwa Securities Co. Ltd.         8,000                 32,927

Denso Corp.                       5,000                 86,518

East Japan Railway Co.            23                    137,942

Ebara Corp.                       1,000                 10,365

Eisai Co. Ltd.                    2,000                 37,295

Fanuc Ltd.                        1,300                 48,375

Fuji Bank Ltd.                    17,000                66,686

Fuji Photo Film Co. Ltd.          3,000                 109,870

Fujikura Ltd.                     3,000                 16,128

Fujitsu Ltd.                      10,000                124,318

Furukawa Electric Co. Ltd. (a)    3,000                 11,214

Gunma Bank Ltd.                   2,000                 14,952

Hankyu Corp. (a)                  4,000                 16,766

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

JAPAN - CONTINUED

Hitachi Ltd.                      19,000               $ 119,698

Hitachi Zosen Corp. (a)           5,000                 6,090

Honda Motor Co. Ltd.              5,000                 189,688

House Foods Corp.                 1,000                 14,649

Hoya Corp.                        1,000                 48,719

Industrial Bank of Japan Ltd.     15,000                74,717
(The)

Ito-Yokado Co. Ltd.               2,000                 116,254

Itochu Corp. (a)                  9,000                 15,724

Japan Airlines Co. Ltd.           11,000                27,997

Japan Energy Corp.                6,000                 5,342

Joyo Bank Ltd.                    2,000                 7,039

Jusco Co. Ltd.                    2,000                 32,272

Kajima Corp.                      4,000                 9,576

Kandenko Co. Ltd.                 1,000                 6,485

Kaneka Corp. (a)                  3,000                 22,176

Kansai Electric Power Co.,        5,500                 104,410
Inc.

Kao Corp.                         3,000                 59,723

Kawasaki Heavy Industries         6,000                 11,441
Ltd.

Kawasaki Steel Corp.              19,000                29,525

Keihin Electric Express           1,000                 3,066
Railway

Kikkoman Corp.                    2,000                 12,365

Kinden Corp.                      2,000                 26,207

Kinki Nippon Railway Co. Ltd.     9,000                 47,325
(a)

Kirin Brewery Co. Ltd.            6,000                 70,811

Kokuyo Co. Ltd.                   1,000                 14,826

Komatsu Ltd.                      6,000                 29,282

Konica Corp.                      1,000                 4,192

Kubota Corp.                      6,000                 14,717

Kuraray Co. Ltd.                  2,000                 19,605

Kurita Water Industries Ltd.      1,000                 13,146

Kyocera Corp.                     700                   32,927

Kyowa Hakko Kogyo Co. Ltd.        1,000                 4,712

Makita Corp.                      1,000                 9,551

Marubeni Corp. (a)                4,000                 6,619

Marui Co. Ltd.                    2,000                 32,591

Matsushita Electric               11,000                180,881
Industrial Co. Ltd.

Minebea Co. Ltd.                  2,000                 19,824

Mitsubishi Chemical Corp.         13,000                31,667

Mitsubishi Corp.                  8,000                 43,007

Mitsubishi Electric Corp.         10,000                29,903

Mitsubishi Estate Co. Ltd.        7,000                 68,853

Mitsubishi Gas Chemical Co.,      3,000                 7,761
Inc.

Mitsubishi Heavy Industries       20,000                74,087
Ltd.

Mitsubishi Logistics Corp.        1,000                 11,264

Mitsubishi Materials Corp.        5,000                 8,736

Mitsubishi Rayon Co. Ltd.         3,000                 7,081

Mitsubishi Trust & Banking        7,000                 59,269
Corp.

Mitsui & Co. Ltd.                 9,000                 48,837

Mitsui Fudosan Co. Ltd. (a)       4,000                 31,953

Mitsui Marine & Fire              5,000                 23,562
Insurance Co. Ltd.

Mitsui Mining & Smelting Co.      4,000                 18,278
Ltd.

Mitsui OSK Lines Ltd.             2,000                 3,108



                                 SHARES                VALUE (NOTE 1)

Mitsui Trust & Banking Co.        3,000                $ 2,948
Ltd.

Mitsukoshi Ltd.                   1,000                 2,402

Murata Manufacturing Co. Ltd.     1,000                 44,519

Mycal Corp.                       1,000                 5,586

Nagoya Railroad Co. Ltd.          6,000                 20,210

Nankai Electric Railway Co.       1,000                 4,679
Ltd.

NEC Corp.                         8,000                 80,504

NGK Insulators Ltd.               2,000                 22,864

NGK Spark Plug Co. Ltd.           1,000                 10,962

Nichido Fire & Marine             1,000                 5,351
Insurance Co. Ltd.

Nikon Corp. (a)                   1,000                 13,944

Nippon Computer Systems Corp.     1,000                 11,365

Nippon Express Co. Ltd.           6,000                 29,937

Nippon Fire & Marine              1,000                 3,074
Insurance Co. Ltd.

Nippon Meat Packers, Inc.         1,000                 13,532

Nippon Oil Co. Ltd.               8,000                 28,022

Nippon Paper Industries Co.       6,000                 22,881
Ltd.

Nippon Steel Corp.                35,000                61,151

Nippon Telegraph & Telephone      67                    550,407
Corp.

Nippon Yusen Kabushiki Kaisha     5,000                 16,800

Nishimatsu Construction           2,000                 9,643

Nissan Motor Co. Ltd. (a)         14,000                54,448

Nisshinbo Industries, Inc.        1,000                 3,318

Nissin Food Products Co. Ltd.     1,000                 21,084

Nitto Denko Corp.                 1,000                 14,918

NKK Corp.                         13,000                7,644

Nomura Securities Co. Ltd.        11,000                90,181

NSK Ltd.                          1,000                 4,528

Obayashi Corp.                    3,000                 13,482

Odakyu Electric Railway Co.       3,000                 10,080
Ltd.

Oji Paper Co. Ltd.                6,000                 29,534

Omron Corp.                       2,000                 21,672

Onward Kashiyama & Co. Ltd.       1,000                 11,004

Orix Corp. (a)                    1,000                 62,327

Osaka Gas Co. Ltd. (a)            12,000                35,783

Pioneer Electronic Corp.          1,000                 17,766

Rohm Co. Ltd.                     1,000                 97,438

Sakura Bank Ltd.                  22,000                47,677

Sankyo Co. Ltd.                   3,000                 64,259

Sanwa Shutter Corp.               1,000                 4,410

Sanyo Electric Co. Ltd.           12,000                33,767

Sapporo Breweries Ltd.            1,000                 4,141

Secom Ltd.                        1,000                 77,362

Sega Enterprises                  200                   3,763

Sekisui Chemical Co. Ltd.         4,000                 25,200

Sekisui House Ltd.                4,000                 40,823

Sharp Corp.                       6,000                 58,362

Shimano, Inc.                     1,000                 22,932

Shimizu Construction Co. Ltd.     6,000                 19,353
(a)

Shin-Etsu Chemical Co. Ltd.       2,000                 46,703

Shionogi & Co. Ltd.               1,000                 7,719

Shiseido Co. Ltd.                 2,000                 24,192

Shizuoka Bank Ltd.                4,000                 48,013

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

JAPAN - CONTINUED

Showa Denko KK                    2,000                $ 1,680

SMC Corp.                         1,000                 80,638

Snow Brand Milk Products Co.      2,000                 9,660
Ltd.

Sony Corp.                        2,300                 171,781

Sumitomo Bank Ltd. Japan          17,000                204,343

Sumitomo Chemical Co. Ltd.        10,000                36,203

Sumitomo Corp.                    7,000                 35,044

Sumitomo Electric Industries      4,000                 41,966
Ltd.

Sumitomo Heavy Industries Co.     3,000                 6,678
Ltd.

Sumitomo Marine and Fire          3,000                 16,657
Insurance Co. Ltd.

Sumitomo Metal Industries         18,000                17,992
Ltd.

Sumitomo Metal Mining Co.         3,000                 10,911
Ltd.

Taiheiyo Cement Corp.             3,000                 7,938

Taisei Corp.                      4,000                 6,921

Taisho Pharmaceutical Co.         2,000                 52,919
Ltd.

Takashimaya Co. Ltd.              1,000                 7,493

Takeda Chemical Industries        5,000                 171,357
Ltd.

Teijin Ltd.                       4,000                 14,313

Tobu Railway Co. Ltd.             2,000                 5,729

Toho Co. Ltd.                     100                   12,171

Tohoku Electric Power Co.,        3,000                 46,140
Inc.

Tokai Bank Ltd.                   12,000                58,564

Tokio Marine & Fire Insurance     8,000                 85,342
Co.  Ltd. (The)

Tokyo Broadcasting System,        1,000                 10,836
Inc.

Tokyo Dome Corp. (a)              1,000                 5,124

Tokyo Electric Power Co.          7,600                 152,894

Tokyo Electron Ltd.               1,000                 45,359

Tokyo Gas Co. Ltd.                11,000                25,687

Tokyo Style Co. Ltd.              1,000                 10,349

Tokyu Corp.                       4,000                 9,643

Toppan Printing Co. Ltd.          4,000                 46,669

Toray Industries, Inc.            8,000                 34,876

Tostem Corp.                      1,000                 15,960

Toto Ltd.                         2,000                 14,297

Toyo Seikan Kaisha Ltd.           1,000                 18,984

Toyoda Automatic Loom Works       2,000                 33,683
Ltd.

Toyota Motor Corp.                20,000                520,790

Unified-Charm Corp.               1,000                 42,755

UNY Co. Ltd.                      1,000                 15,968

Wacoal Corp.                      1,000                 10,508

Yamaguchi Bank Ltd. (The)         1,000                 9,828

Yamaha Corp.                      1,000                 9,215

Yamaichi Securities Co. Ltd.      3,000                 5,562
(a)

Yamanouchi Pharmaceutical Co.     2,000                 60,815
Ltd.

Yamato Transport Co. Ltd.         2,000                 26,829

Yamazaki Baking Co. Ltd.          1,000                 13,406

                                                        7,992,823

NETHERLANDS - 6.0%

ABN AMRO Holding NV               8,608                 176,045

Aegon NV                          3,391                 355,539



                                 SHARES                VALUE (NOTE 1)

Akzo Nobel NV                     1,777                $ 67,688

Buhrmann NV                       236                   4,436

Elsevier NV                       3,862                 63,016

Getronics NV                      379                   16,609

Hagemeyer NV                      331                   10,254

Heineken NV                       1,955                 102,596

IHC Caland NV                     106                   3,436

ING Groep NV                      5,490                 308,689

KLM Royal Dutch Airlines NV       221                   6,189

Koninklijke Ahold NV              3,765                 145,282

Koninklijke Hoogovens NV          103                   3,117

Koninklijke KPN NV                2,898                 152,723

Oce NV, Venio                     451                   12,605

Philips Electronics NV            2,187                 152,270
(Bearer)

Royal Dutch Petroleum Co.         12,591                552,430
(Hague Registry)

Stork NV                          78                    1,453

TNT Post Group NV                 2,917                 100,178

Unilever NV                       3,747                 271,411

Wolters Kluwer NV                 357                   69,075

                                                        2,575,041

NEW ZEALAND - 0.2%

Brierley Investments Ltd.         9,835                 2,261

Carter Holt Harvey Ltd.           10,949                10,012

Fletcher Challenge Ltd.           1,314                 2,280
(Energy Division)

Lion Nathan Ltd.                  3,755                 9,006

Telecom Corp. of New Zealand      10,085                51,118
Ltd.

                                                        74,677

NORWAY - 0.3%

Aker AS Series A                  300                   3,232

Bergesen d y AS Class A           200                   2,738

Christiania Bank Og               3,550                 12,778
Kreditkasse

Den Norske Bank ASA Class A       3,300                 11,627
Free shares

Elkem A/S                         200                   2,725

Kvaerner ASA                      150                   2,937

Merkantildata                     650                   6,755

Norsk Hydro AS                    1,350                 45,939

Norske Skogindustrier AS          100                   2,985
Class A

Orkla-Borregaard AS               1,000                 13,434

Orkla-Borregaard AS Series B      200                   2,332
(non-vtg.)

Petroleum Geo-Services ASA (a)    600                   6,844

Schibsted AS Series B             450                   5,333

Storebrand ASA (a)                1,800                 14,030

Tomra Systems AS                  250                   8,713

                                                        142,402

PORTUGAL - 0.6%

Banco Comercial Portuges SA       1,018                 30,741

Banco Espirito Santo e            697                   19,956
Comercial de Lisboa SA

BPI-SGPS SA (Reg.)                300                   10,458

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

PORTUGAL - CONTINUED

Brisa Auto-Estradas de            400                  $ 20,665
Portugal Sarl

Cimpor-Cimentos de Portugal SA    500                   14,002

Electricidade de Portugal SA      3,500                 75,786

Jeronimo Martins, SGPS SA         300                   12,287

Jeronimo Martins, SGPS SA         100                   551

Portugal Telecom SA               1,000                 49,183

SONAE Industria e                 200                   7,766
Investimentos SA

                                                        241,395

SINGAPORE - 0.6%

City Developments Ltd.            5,000                 20,906

Cycle & Carriage Ltd.             1,000                 3,659

DBS Land Ltd.                     4,000                 4,948

Development Bank of Singapore     3,600                 26,132
Ltd.  (For. Reg.)

Fraser & Neave Ltd.               1,000                 3,397

Keppel Corp. Ltd.                 3,000                 6,969

Oversea-Chinese Banking Corp.     5,071                 33,866
 (For. Reg.)

Parkway Holdings Ltd.             2,000                 3,508

Sembcorp Industries Ltd. (a)      6,969                 7,568

Singapore Airlines Ltd. (For.     5,000                 36,876
Reg.)

Singapore Press Holdings Ltd.     2,048                 23,311

Singapore Technologies            8,000                 6,876
Engineering Ltd.

Singapore Telecommunications      31,000                44,106
Ltd.

United Industrial Corp. Ltd.      7,000                 2,886

United Overseas Bank Ltd.         4,000                 23,461
(For. Reg.)

                                                        248,469

SPAIN - 3.0%

Acerinox SA (Reg.)                245                   6,466

Aguas de Barcelon SA              300                   18,787

Aguas de Barcelon SA (a)          1                     61

Argentaria Caja Postal y          3,144                 75,564
Banco Hipotecario de Espana
SA

Autopistas Concesionaria          2,158                 30,739
Espanola SA

Banco Bilbao Vizcaya SA (Reg.)    10,872                161,696

Banco Central                     4,747                 56,889
Hispanoamericano SA

Banco Santander SA                7,011                 139,906

Corporacion Financiera Alba SA    61                    8,844

Corporacion Mapfre Compania       138                   3,028
Internacional de Reaseguros
SA (Reg.)

Endesa SA                         5,083                 135,281

FOCSA (Fomento Construcciones     530                   37,747
y Contratas SA)

Gas Natural SDG SA Series E       934                   93,243

Iberdrola SA                      5,507                 86,518

Repsol SA                         1,830                 96,642

Tabacalera SA Series A            1,450                 32,676

Telefonica SA                     5,850                 268,304

Union Electrica Fenosa SA         862                   14,721



                                 SHARES                VALUE (NOTE 1)

Vallehermoso SA                   600                  $ 7,349

Zardoya Otis SA                   210                   6,170

                                                        1,280,631

SWEDEN - 2.7%

ABB AB:

Series A                          4,400                 50,155

Series B                          800                   9,070

AGA AB Series A                   1,000                 13,237

Astra AB:

Class A                           8,100                 160,481

Class B                           1,800                 35,741

Atlas Copco AB:

Series A                          900                   22,338

Series B                          200                   4,915

Drott AB Series B                 600                   5,148

Electrolux AB                     2,500                 47,649

Ericsson (L.M.) Telefon AB        11,600                301,600
Class B

ForeningsSparbanken AB Series     1,900                 43,665
A

Hennes & Mauritz AB Class B       1,300                 100,702

NetCom Systems AB Series B (a)    700                   26,855

OM Gruppen AB                     300                   3,934

Sandvik AB:

Series A                          1,000                 19,243

Series B                          200                   3,849

Securitas AB Class B              2,000                 33,216

Skandia Foersaekrings AB          3,400                 62,718

Skandinaviska Enskilda Banken     4,000                 44,860
Class A

Skanska AB Class B                600                   19,783

SKF AB                            400                   5,540

SSAB Swedish Steel Series A       300                   3,181

Svenska Cellulosa AB (SCA)        1,300                 26,052
Class B

Svenska Handelsbanken             1,300                 46,208

Swedish Match Co.                 1,100                 3,654

Trelleborg AB Class B             300                   2,703

Volvo AB:

Class A                           900                   23,000

Class B                           1,900                 48,450

WM-Data AB Series B               400                   17,405

                                                        1,185,352

SWITZERLAND - 7.5%

ABB AG                            50                    61,161

Adecco SA (Bearer)                100                   52,522

Alusuisse Lonza Holding Ltd.,     40                    44,534
Zurich (Reg.) (a)

Credit Suisse Group (Reg.)        1,550                 241,016

Georg Fischer AG (Reg.)           20                    6,565

Holderbank Financiere Glarus      50                    12,612
AG

Holderbank Financiere Glarus      30                    31,265
AG (Bearer)

Kuoni Reisen Holding AG Class     2                     8,155
B (Reg.)

Nestle SA (Reg.)                  230                   434,727

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

SWITZERLAND - CONTINUED

Novartis AG:

(Bearer)                          35                   $ 61,437

(Reg.)                            360                   632,426

Roche Holding AG                  10                    178,956

Roche Holding AG                  41                    519,938
participation certificates

SAirGroup (Reg.)                  50                    10,781

SGS (Societe Generale de          5                     3,766
Surveillance) Holding SA

Sulzer AG (Reg.)                  20                    11,818

Swatch Group AG (The) (Bearer)    25                    15,895

Swiss Reinsurance Co. (Reg.)      85                    190,619

Swisscom AG                       400                   158,397

Union Bank of Switzerland         1,241                 386,794

Valora Holding AG                 20                    4,430

Zurich Allied AG (Reg.) (a)       280                   186,151

                                                        3,253,965

UNITED KINGDOM - 18.9%

Abbey National, PLC               7,254                 145,003

Allied Zurich PLC (a)             7,341                 108,615

Anglian Water PLC                 960                   11,234

Arjo Wiggins Appleton PLC         3,168                 6,157

Associated British Foods PLC      4,795                 37,164

BAA PLC                           5,908                 66,578

Barclays PLC                      7,857                 209,829

Barratt Developments PLC          1,067                 4,464

Bass PLC                          3,946                 54,810

BBA Group PLC                     1,586                 9,610

BG PLC                            20,278                118,646

Blue Circle Industries PLC        5,223                 25,620

BOC Group PLC                     2,909                 39,403

Boots Co. PLC                     4,498                 72,283

BP Amoco PLC                      29,741                421,331

BP Amoco PLC sponsored ADR        3,188                 270,980

BPB Industries PLC                2,861                 10,938

British Aerospace PLC             8,984                 57,101

British Airways PLC               5,347                 39,513

British American Tobacco PLC      7,341                 67,017

British Land Co. PLC              3,152                 26,173

British Sky Broadcasting          9,262                 85,296
Group PLC

British Steel PLC                 7,267                 14,307

British Telecommunications PLC    32,523                571,184

BTR Siebe PLC                     21,455                89,764

Burmah Castrol PLC                779                   10,177

Cable & Wireless PLC              12,577                172,074

Cadbury Schweppes PLC             4,993                 76,756

Caradon PLC                       2,172                 5,327

Carlton Communications PLC        3,481                 34,317

Centrica PLC (a)                  19,975                37,383

CGU PLC                           6,859                 101,044

Coats Viyella PLC                 2,748                 1,663

Compass Group PLC                 3,424                 42,208



                                 SHARES                VALUE (NOTE 1)

Diageo PLC                        18,447               $ 202,262

Electrocomponents PLC             1,584                 9,268

EMI Group PLC                     3,622                 26,751

FKI PLC                           2,190                 5,652

General Electric Co. PLC          14,183                113,222

GKN PLC Class L                   3,740                 50,839

Glaxo Wellcome PLC                17,844                571,567

Granada Group PLC                 4,419                 89,148

Great Universal Stores PLC        4,995                 63,816
Class A

Guardian Royal Exchange PLC       3,851                 21,838

Halifax PLC                       12,849                158,391

Hammerson PLC                     827                   5,263

Hanson PLC                        3,638                 29,559

HSBC Holdings PLC:

( Reg.)                           9,316                 266,863

Ord.                              4,287                 125,072

Hyder PLC                         584                   7,447

ICI (Imperial Chemical            3,656                 32,104
Industries) PLC Class L

IMI plc                           1,347                 4,880

Jarvis PLC                        1,041                 8,928

Johnson Matthey PLC               851                   6,238

Kingfisher PLC                    6,903                 87,086

Ladbroke Group PLC                6,065                 28,292

Land Securities PLC               2,868                 37,239

Lasmo PLC                         2,944                 5,663

Legal & General Group Ltd.        6,816                 85,114

Lloyds TSB Group PLC              26,483                379,735

LucasVarity PLC                   8,167                 37,115

Marks & Spencer PLC               14,853                100,237

MEPC PLC                          1,272                 9,522

Misys PLC                         1,745                 16,923

National Grid Group PLC           8,161                 59,000

National Power PLC (b)            6,311                 50,279

Next PLC                          1,139                 13,328

Pearson PLC                       2,787                 61,206

Peninsular & Oriental Steam       3,785                 44,504
Navigation Co.

Pilkington PLC                    4,076                 4,084

Provident Financial Group PLC     929                   14,341

Prudential Corp. PLC              9,986                 135,264

Railtrack PLC Class L             2,755                 68,529

Rank Group PLC Class L            2,483                 9,473

Reed International PLC            5,789                 55,748

Rentokil Initial PLC              15,200                112,325

Reuters Group PLC                 7,165                 99,981

Rexam PLC                         2,874                 9,168

Rio Tinto PLC (Reg.)              5,275                 68,365

RMC Industries, Inc.              1,538                 16,752

Rolls-Royce PLC                   8,411                 36,774

Royal & Sun Alliance              7,864                 66,497
Insurance  Group PLC

Royal Bank of Scotland Group      3,570                 69,531
PLC

Safeway PLC                       5,061                 21,945

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

UNITED KINGDOM - CONTINUED

Sainsbury (J.) PLC                9,348                $ 53,945

Schroders PLC                     1,500                 30,946

Scottish & Newcastle PLC          2,167                 23,795

Scottish & Southern Energy PLC    1,428                 13,242

Scottish Power PLC                6,131                 56,658

Slough Estates PLC                1,512                 8,047

SmithKline Beecham PLC            27,929                397,291

Smiths Industries PLC             1,099                 16,674

Stagecoach Holdings PLC           4,265                 16,135

Tarmac PLC                        3,980                 6,858

Tate & Lyle PLC                   1,628                 11,874

Taylor Woodrow PLC                1,762                 4,788

Tesco PLC                         34,969                99,358

Thames Water PLC                  2,082                 34,342

TI Group PLC                      1,730                 10,926

Unigate PLC                       800                   5,476

Unilever PLC                      16,709                162,912

United Utilities PLC              2,898                 36,769

Vickers PLC                       678                   1,619

Vodafone Group PLC                14,656                267,014

Williams PLC Class L              4,176                 25,973

Wolseley PLC                      4,255                 27,351

Zeneca Group PLC                  4,459                 185,699

                                                        8,144,789

TOTAL COMMON STOCKS                        37,746,602
(Cost $34,626,953)

NONCONVERTIBLE PREFERRED
STOCKS - 0.6%



AUSTRALIA - 0.2%

News Corp. Ltd.                   10,902                71,053

GERMANY - 0.3%

RWE AG (non-vtg.)                 700                   20,451

SAP AG (Systeme Anwendungen       250                   95,366
Produkte)

Volkswagen AG                     500                   19,569

                                                        135,386

ITALY - 0.1%

Fiat Spa                          4,324                 6,631

Fiat Spa (savings share)          1,857                 3,024

Telecom Italia Mobile Spa         7,910                 31,988

Telecom Italia Spa Risp           2,675                 18,214

                                                        59,857

TOTAL NONCONVERTIBLE                                    266,296
PREFERRED STOCKS
(Cost $244,572)


GOVERNMENT OBLIGATIONS - 11.7%

                                                    PRINCIPAL AMOUNT                               VALUE (NOTE 1)

UNITED STATES OF AMERICA -
11.7%

U.S. Treasury Bills, yield at                       $ 5,084,000                                    $ 5,055,602
date of purchase 4.25% to
4.7% 3/11/99 to 5/20/99 (c)
(Cost $5,056,199)

TOTAL INVESTMENT IN                                                                                $ 43,068,500
SECURITIES - 100%
(Cost $39,927,724)

FUTURES CONTRACTS

                               EXPIRATION DATE      UNDERLYING FACE AMOUNT AT VALUE                UNREALIZED GAIN/(LOSS)

PURCHASED

2 All Ordinary Index           Mar. 1999            $ 92,304                                       $ (751)
Contracts (Australia)

63 CAC 40 Index Contracts      Mar. 1999             300,095                                        20,341
(France)

8 CAC 40 Index Contracts       Mar. 1999             370,169                                        (11,597)
(France)

3 DAX 30 Index Contracts       Mar. 1999             429,360                                        (17,672)
(Germany)

1 DAX 30 Index Contracts       Jun. 1999             135,719                                        (3,478)
(Germany)

17 FTSE 100 Index Contracts    Mar. 1999             1,730,337                                      84,808
(United Kingdom)

5 Hang Seng Index Contracts    Mar. 1999             317,162                                        13,811
(Hong Kong)

2 Ibex Index Contracts (Spain) Mar. 1999             221,740                                        1,299

3 Mib 30 Index Contracts       Mar. 1999             628,746                                        25,062
(Italy)

3 Nikkei 225 Index Contracts   Mar. 1999             215,550                                        12,625
(Japan)

23 Nikkei 300 Index Contracts  Mar. 1999             443,639                                        13,675
(Japan)

4 Topix Index Contracts (Japan) Mar. 1999             392,594                                        9,996

                                                   $ 5,277,415                                    $ 148,119

THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENTS IN SECURITIES - 12.3%


FORWARD FOREIGN CURRENCY
CONTRACTS

                          SETTLEMENT DATE      VALUE            UNREALIZED GAIN/(LOSS)

CONTRACTS TO BUY

1,220,705 EUR             3/5/99               $ 1,346,296      $ (47,621)

873,957 GBP               3/5/99                1,400,748        (37,400)

92,059,187 JPY            3/5/99                773,981          (25,123)


TOTAL CONTRACTS TO BUY                    $ 3,521,025    $ (110,144)
(Payable amount $3,631,169)

THE VALUE OF CONTRACTS TO BUY AS A PERCENTAGE OF TOTAL INVESTMENTS IN SECURITIES - 8.2%

CURRENCY ABBREVIATIONS
EUR - Euro

GBP - British pound

JPY - Japanese yen
LEGEND
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $50,279 or 0.1% of net assets.

(c) A security or a portion of the security was pledged to cover margin requirements for future contacts. At the period end, the value of securities pledged amounted to $370,500.

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

As a Percentage of Total Value of Investments in Securities

AEROSPACE & DEFENSE           0.3%

BASIC INDUSTRIES              3.9

CONSTRUCTION & REAL ESTATE    2.8

DURABLES                      5.9

ENERGY                        4.8

FINANCE                       21.4

GOVERNMENT OBLIGATIONS        11.7

HEALTH                        8.3

HOLDING COMPANIES             0.1

INDUSTRIAL MACHINERY &        4.8
EQUIPMENT

MEDIA & LEISURE               2.5

NONDURABLES                   5.7

PRECIOUS METALS               0.1

RETAIL & WHOLESALE            4.1

SERVICES                      1.8

TECHNOLOGY                    4.6

TRANSPORTATION                2.3

UTILITIES                      14.9

                              100.0%

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $15,156,061 and $741,120, respectively.

The market value of futures contracts opened and closed during the period amounted to $24,885,606 and $21,401,347, respectively.

The fund participated in the security lending program. At period end, the value of securities loaned amounted to $604,423. The fund received cash collateral of $399,375 which was invested in the Bankers Trust Institutional Daily Asset Fund. The fund also received non-cash collateral of $246,650 which represents U.S. Treasury obligations.

INCOME TAX INFORMATION

At February 28, 1999, the aggregate cost of investment securities for income tax purposes was $39,968,615. Net unrealized appreciation aggregated $3,099,885, of which $5,597,897 related to appreciated investment securities and $2,498,012 related to depreciated investment securities.

At February 28, 1999, the fund had a capital loss carryforward of approximately $446,000 will expire on February 28, 2007.

The fund intends to elect to defer to its fiscal year ending February 29, 2000 approximately $86,000 of losses recognized during the period November 1, 1998 to February 28, 1999.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are $.397 and $.041, respectively, for the dividend paid December 21, 1998.

SPARTAN INTERNATIONAL INDEX FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                     FEBRUARY 28, 1999

ASSETS

Investment in securities, at              $ 43,068,500
value  (cost $39,927,724) -
See accompanying schedule

Cash                                       269

Foreign currency held at                   307,548
value  (cost $313,492)

Receivable for investments                 37,706
sold

Unrealized appreciation on                 3,416
foreign currency contracts

Receivable for fund shares                 255,584
sold

Dividends receivable                       60,404

Interest receivable                        343

Purchase fees receivable                   2,568

Investment of cash collateral              399,375
received for securities
loaned

Receivable from investment                 3,866
adviser for expense
reductions

 TOTAL ASSETS                              44,139,579

LIABILITIES

Payable for investments        $ 275,007
purchased

Unrealized depreciation on      113,560
foreign currency contracts

Payable for closed foreign      4,578
currency contracts

Payable for fund shares         130,312
redeemed

Payable for daily variation     6,286
on  futures margin

Other payables and accrued      34,409
expenses

Collateral on securities        399,375
loaned,  at value

 TOTAL LIABILITIES                         963,527

NET ASSETS                                $ 43,176,052

Net Assets consist of:

Paid in capital                           $ 40,450,962

Undistributed net investment               135,758
income

Accumulated undistributed net              (584,918)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                3,174,250
(depreciation) on
investments  and assets and
liabilities in  foreign
currencies

NET ASSETS, for 1,497,237                 $ 43,176,052
shares outstanding

NET ASSET VALUE, offering                  $28.84
price  and redemption price
per share ($43,176,052
(divided by) 1,497,237
shares) A

A OFFERING PRICE PER SHARE DOES NOT INCLUDE THE EFFECT OF THE PURCHASE
FEE.

STATEMENT OF OPERATIONS
                          YEAR ENDED FEBRUARY 28, 1999

INVESTMENT INCOME                            $ 583,265
Dividends

Interest (including income on                 143,815
securities loaned of $6,583)

                                              727,080

Less foreign taxes withheld                   (54,880)

 TOTAL INCOME                                 672,200

EXPENSES

Management fee and               $ 118,587
sub-advisory fees

Transfer agent fees               40,925

Accounting fees                   60,345

Non-interested trustees'          134
compensation

Registration fees                 75,645

Audit                             37,354

Legal                             389

Miscellaneous                     87

 Total expenses before            333,466
reductions

 Expense reductions               (212,076)   121,390

NET INVESTMENT INCOME                         550,810

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (205,030)

 Foreign currency transactions    (2,242)

 Futures contracts                (188,109)   (395,381)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            1,289,451

 Assets and liabilities in        (116,850)
foreign currencies

 Futures contracts                88,410      1,261,011

NET GAIN (LOSS)                               865,630

NET INCREASE (DECREASE) IN                   $ 1,416,440
NET ASSETS RESULTING FROM
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET       YEAR ENDED FEBRUARY 28, 1999  NOVEMBER 5, 1997
ASSETS                                                         (COMMENCEMENT OF OPERATIONS)
                                                               TO FEBRUARY 28, 1998

Operations Net investment        $ 550,810                     $ 94,151
income

 Net realized gain (loss)         (395,381)                     96,652

 Change in net unrealized         1,261,011                     1,913,239
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       1,416,440                     2,104,042
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (612,100)                     (50,614)
From net investment income

 From net realized gain           (88,646)                      -

 In excess of net realized        (44,030)                      -
gain

 TOTAL DISTRIBUTIONS              (744,776)                     (50,614)

Share transactions Net            31,517,056                    25,688,131
proceeds from sales of shares

 Reinvestment of distributions    714,996                       50,614

 Cost of shares redeemed          (14,735,826)                  (3,363,303)

 NET INCREASE (DECREASE) IN       17,496,226                    22,375,442
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

Purchase fees                     321,951                       257,341

  TOTAL INCREASE (DECREASE)       18,489,841                    24,686,211
IN NET ASSETS

NET ASSETS

 Beginning of period              24,686,211                    -

 End of period (including        $ 43,176,052                  $ 24,686,211
under (over) distribution of
net investment income of
$135,758 and  $51,543,
respectively)

OTHER INFORMATION
Shares

 Sold                             1,096,066                     1,022,450

 Issued in reinvestment of        24,926                        2,076
distributions

 Redeemed                         (516,971)                     (131,310)

 Net increase (decrease)          604,021                       893,216


FINANCIAL HIGHLIGHTS
YEARS ENDED FEBRUARY 28,         1999      1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.64   $ 25.00
period

Income from Investment
Operations

Net investment income D           .46       .11

Net realized and unrealized       1.08      2.29
gain (loss)

Total from investment             1.54      2.40
operations

Less Distributions

 From net investment income       (.48)     (.06)

From net realized gain            (.09)     -

 In excess of net realized        (.04)     -
gain

Total distributions               (.61)     (.06)

Purchase fees added to paid       .27       .30
in capital

Net asset value, end of period   $ 28.84   $ 27.64

TOTAL RETURN B, C                 6.58%     10.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 43,176  $ 24,686
(000 omitted)

Ratio of expenses to average      .36% F    .35% A, F
net assets

Ratio of net investment           1.62%     1.43% A
income to average net assets

Portfolio turnover rate           2%        2% A

A ANNUALIZED B TOTAL RETURNS
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED. C
THE TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN. D
NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E FOR THE PERIOD
NOVEMBER 5, 1997
(COMMENCEMENT OF OPERATIONS)
TO FEBRUARY 28, 1998. F FMR
AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT,
THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

The Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION:

SPARTAN TOTAL MARKET INDEX AND SPARTAN EXTENDED
MARKET INDEX FUNDS. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INTERNATIONAL INDEX FUND. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

PURCHASE FEES. Shares purchased in the fund are subject to a purchase fee equal to 0.50%, 0.75%, and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. This fee, which is retained by the fund, is accounted for as an addition to paid in capital. Shares purchased after April 28, 1999 will no longer be subject to a purchase fee but will be subject to a redemption fee if redeemed within 90 days. The redemption

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

PURCHASE FEES - CONTINUED

fee levels will be equal to the existing purchase fee levels. Shares purchased through April 28, 1999 are subject to a purchase fee, but will not be subject to a redemption fee.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FORWARD FOREIGN CURRENCY CONTRACTS. The Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the fund's currency exposure. Contracts to sell generally are used to hedge the fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the schedule of investments under the caption "Forward Foreign Currency Contracts."

FUTURES CONTRACTS. The funds may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities) and the market value of future contracts opened and closed, is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of 0.24%, 0.24% and 0.34% of the average net assets of Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively.

SUB-ADVISER FEE. FMR and each of the funds have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management, securities lending and custodial services to each of the funds. For providing these services to Spartan Total Market Index and Spartan Extended Market Index, FMR pays Bankers Trust fees at an annual rate of 0.0125% of the average net assets of each fund. For providing these services to Spartan International Index, FMR pays Bankers Trust fees at an annual rate of 0.0650% of the average net assets of the fund, plus fees of up to $200,000 annually.
In addition, each fund pays Bankers Trust fees equal to 40% of net income from each fund's securities lending program. For the period, the funds paid Bankers Trust the following amounts:

                                       ANNUAL %
                                       OF AVERAGE
                               AMOUNT  NET ASSETS
Spartan Total Market Index     $22,253 0.02%
Spartan Extended Market Index   30,583 0.06%
Spartan International Index      2,632 0.01%

On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occured between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records. As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the funds. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of 0.15%, 0.15% and 0.12% of the average net assets of Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively.

ACCOUNTING FEES. FSC maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. SECURITY LENDING.

The funds loaned securities to brokers who paid the funds negotiated lenders' fees. These fees are included in interest income. Each fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of each fund's schedule of investments.

6. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse each fund's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above the following annual rates of average net assets for each of the following funds:

                              FMR
                              EXPENSE
                              LIMITATIONS REIMBURSEMENT
Spartan Total Market Index    .25%        $388,987
Spartan Extended Market Index .25%         246,882
Spartan International Index   .35%         212,030

These agreements will continue through December 31, 1999.

In addition, the funds, or FMR on behalf of the funds, have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the funds' expenses. During the period, fees were reduced by $420, $513 and $46 by the custodian for Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively, under this arrangement.

7. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of more than 5% of the outstanding shares of the following funds:

BENEFICIAL INTEREST
                             %
                           OWNERSHIP
Spartan International Index  30

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index, Spartan Extended Market Index and
Spartan International Index Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index ( funds of Fidelity Concord Street Trust) at February 28, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
April 15, 1999

DISTRIBUTIONS


The Board of Trustees of the funds voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

                      PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Spartan Total
Market Index          4/5/99   4/1/99      $0.05     $0.05
Spartan Extended
Market Index          4/5/99   4/1/99      $0.05     $0.77
Spartan International
Index                 4/5/99   4/1/99      $0.01     $0.00

The funds hereby designate 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER

Bankers Trust Company
New York, NY

OFFICERS

Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

Abigail P. Johnson
J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Bankers Trust Company
New York, NY

* INDEPENDENT TRUSTEES

FIDELITY'S INDEX FUNDS

Spartan Extended Market Index Fund
Spartan International Index Fund
Spartan Market Index Fund
Spartan Total Market Index Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE


(fidelity_logo_graphic)(registered trademark)
P.O. Box 505422
Cincinnati, OH 45250-5422

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